Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	US BANCORP \DE\
Entity Central Index Key	0000036104
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 49.1
Entity Common Stock Shares Outstanding (actual number of shares)		1,910,929,108

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 13,962	$ 14,487
Investment securities
Held-to-maturity (fair value $19,216 and $1,419, respectively)	18,877	1,469
Available-for-sale	51,937	51,509
Loans held for sale (included $6,925 and $8,100 of mortgage loans carried at fair value, respectively)	7,156	8,371
Loans
Commercial	56,648	48,398
Commercial real estate	35,851	34,695
Residential mortgages	37,082	30,732
Credit card	17,360	16,803
Other retail	48,107	48,391
Total loans, excluding covered loans	195,048	179,019
Covered loans	14,787	18,042
Total loans	209,835	197,061
Less allowance for loan losses	(4,753)	(5,310)
Net loans	205,082	191,751
Premises and equipment	2,657	2,487
Goodwill	8,927	8,954
Other intangible assets	2,736	3,213
Other assets	28,788	25,545
Total assets	340,122	307,786
Deposits
Noninterest-bearing deposits	68,579	45,314
Interest-bearing	134,757	129,381
Time deposits greater than $100,000	27,549	29,557
Total deposits	230,885	204,252
Short-term borrowings	30,468	32,557
Long-term debt	31,953	31,537
Other liabilities	11,845	9,118
Total liabilities	305,151	277,464
Shareholders' equity
Preferred stock	2,606	1,930
Common stock, par value $0.01 a share - authorized: 4,000,000,000 shares; issued: 2011 and 2010-2,125,725,742 shares	21	21
Capital surplus	8,238	8,294
Retained earnings	30,785	27,005
Less cost of common stock in treasury: 2011-215,904,019 shares; 2010-204,822,330 shares	(6,472)	(6,262)
Accumulated other comprehensive income (loss)	(1,200)	(1,469)
Total U.S. Bancorp shareholders' equity	33,978	29,519
Noncontrolling interests	993	803
Total equity	34,971	30,322
Total liabilities and equity	$ 340,122	$ 307,786

Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheet [Abstract]
Held-to-maturity, fair value	$ 19,216,000,000	$ 1,419,000,000
Mortgage loans, carried at fair value	6,925,000,000	8,100,000,000
Minimum amount of Time deposit	$ 100,000	$ 100,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares (actual number of shares)	215,904,019	204,822,330

Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans	$ 10,370	$ 10,145	$ 9,564
Loans held for sale	200	246	277
Investment securities	1,820	1,601	1,606
Other interest income	249	166	91
Total interest income	12,639	12,158	11,538
Interest Expense
Deposits	840	928	1,202
Short-term borrowings	531	548	539
Long-term debt	1,145	1,103	1,279
Total interest expense	2,516	2,579	3,020
Net interest income	10,123	9,579	8,518
Provision for credit losses	2,343	4,356	5,557
Net interest income after provision for credit losses	7,780	5,223	2,961
Noninterest Income
Credit and debit card revenue	1,073	1,091	1,055
Corporate payment products revenue	734	710	669
Merchant processing services	1,355	1,253	1,148
ATM processing services	452	423	410
Trust and investment management fees	1,000	1,080	1,168
Deposit service charges	659	710	970
Treasury management fees	551	555	552
Commercial products revenue	841	771	615
Mortgage banking revenue	986	1,003	1,035
Investment products fees and commissions	129	111	109
Securities gains (losses), net
Realized gains (losses), net	4	13	147
Total other-than-temporary impairment	(60)	(157)	(1,000)
Portion of other-than-temporary impairment recognized in other comprehensive income	25	66	402
Total securities gains (losses), net	(31)	(78)	(451)
Other	1,011	731	672
Total noninterest income	8,760	8,360	7,952
Noninterest Expense
Compensation	4,041	3,779	3,135
Employee benefits	845	694	574
Net occupancy and equipment	999	919	836
Professional services	383	306	255
Marketing and business development	369	360	378
Technology and communications	758	744	673
Postage, printing and supplies	303	301	288
Other intangibles	299	367	387
Other	1,914	1,913	1,755
Total noninterest expense	9,911	9,383	8,281
Income before income taxes	6,629	4,200	2,632
Applicable income taxes	1,841	935	395
Net income	4,788	3,265	2,237
Net (income) loss attributable to noncontrolling interests	84	52	(32)
Net income attributable to U.S. Bancorp	4,872	3,317	2,205
Net income applicable to U.S. Bancorp common shareholders	$ 4,721	$ 3,332	$ 1,803
Earnings per common share	$ 2.47	$ 1.74	$ 0.97
Diluted earnings per common share	$ 2.46	$ 1.73	$ 0.97
Dividends declared per common share	$ 0.5	$ 0.2	$ 0.2
Average common shares outstanding	1,914	1,912	1,851
Average diluted common shares outstanding	1,923	1,921	1,859

Consolidated Statement of Shareholders' Equity (Unaudited) (USD $) In Millions	Total	Total U.S. Bancorp Shareholders' Equity	Common Stock	Preferred Stock	Capital Surplus	Retained Earnings	Treasury Stock	Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning Balance at Dec. 31, 2008	$ 27,033	$ 26,300	$ 20	$ 7,931	$ 5,830	$ 22,541	$ (6,659)	$ (3,363)	$ 733
Shares, Beginning Balance at Dec. 31, 2008			1,755
Change in accounting principle	0	0				141		(141)
Net income (loss)	2,237	2,205				2,205			32
Changes in unrealized gains and losses on securities available-for-sale	2,359	2,359						2,359
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(402)	(402)						(402)
Unrealized gain (loss) on derivative hedges	516	516						516
Foreign currency translation	40	40						40
Reclassification for realized (gains) losses	492	492						492
Unrealized gains (losses) on retirement plans	254	254						254
Income taxes	(1,239)	(1,239)						(1,239)
Total comprehensive income (loss)	4,257	4,225							32
Redemption of preferred stock	(6,599)	(6,599)		(6,599)
Repurchase of common stock warrant	(139)	(139)			(139)
Preferred stock dividends and discount accretion	(228)	(228)		168		(396)
Common stock dividends	(375)	(375)				(375)
Issuance of common and treasury stock	2,708	2,708	1		2,553		154
Issuance of common and treasury stock, shares			158
Purchase of treasury stock	(4)	(4)					(4)
Distributions to noncontrolling interests	(62)	0							(62)
Net other changes in noncontrolling interests	(5)	0							(5)
Stock option and restricted stock grants	75	75			75
Ending Balance at Dec. 31, 2009	26,661	25,963	21	1,500	8,319	24,116	(6,509)	(1,484)	698
Shares, Ending Balance at Dec. 31, 2009			1,913
Change in accounting principle	(89)	(73)				(72)		(1)	(16)
Net income (loss)	3,265	3,317				3,317			(52)
Changes in unrealized gains and losses on securities available-for-sale	433	433						433
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(66)	(66)						(66)
Unrealized gain (loss) on derivative hedges	(145)	(145)						(145)
Foreign currency translation	24	24						24
Reclassification for realized (gains) losses	(28)	(28)						(28)
Unrealized gains (losses) on retirement plans	(197)	(197)						(197)
Income taxes	(5)	(5)						(5)
Total comprehensive income (loss)	3,281	3,333							(52)
Preferred stock dividends and discount accretion	(89)	(89)				(89)
Common stock dividends	(385)	(385)				(385)
Issuance of preferred stock	558	558		430	10	118
Issuance of common and treasury stock	129	129			(134)		263
Issuance of common and treasury stock, shares			9
Purchase of treasury stock	(16)	(16)					(16)
Purchase of treasury stock, shares	(1)		(1)
Distributions to noncontrolling interests	(76)								(76)
Net other changes in noncontrolling interests	249								249
Stock option and restricted stock grants	99	99			99
Ending Balance at Dec. 31, 2010	30,322	29,519	21	1,930	8,294	27,005	(6,262)	(1,469)	803
Shares, Ending Balance at Dec. 31, 2010	1,900		1,921
Change in accounting principle	(2)	(2)				(2)
Net income (loss)	4,788	4,872				4,872			(84)
Changes in unrealized gains and losses on securities available-for-sale	920	920						920
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(25)	(25)						(25)
Unrealized gain (loss) on derivative hedges	(343)	(343)						(343)
Foreign currency translation	(16)	(16)						(16)
Reclassification for realized (gains) losses	363	363						363
Unrealized gains (losses) on retirement plans	(464)	(464)						(464)
Income taxes	(166)	(166)						(166)
Total comprehensive income (loss)	5,057	5,141							(84)
Preferred stock dividends and discount accretion	(129)	(129)				(129)
Common stock dividends	(961)	(961)				(961)
Issuance of preferred stock	676	676		676
Issuance of common and treasury stock	193	193			(147)		340
Issuance of common and treasury stock, shares			11
Purchase of treasury stock	(550)	(550)					(550)
Purchase of treasury stock, shares	(22)		(22)
Distributions to noncontrolling interests	(80)								(80)
Purchase of noncontrolling interests	(11)	(3)			(3)				(8)
Net other changes in noncontrolling interests	362								362
Stock option and restricted stock grants	94	94			94
Ending Balance at Dec. 31, 2011	$ 34,971	$ 33,978	$ 21	$ 2,606	$ 8,238	$ 30,785	$ (6,472)	$ (1,200)	$ 993
Shares, Ending Balance at Dec. 31, 2011	1,900		1,910

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income attributable to U.S. Bancorp	$ 4,872	$ 3,317	$ 2,205
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	2,343	4,356	5,557
Depreciation and amortization of premises and equipment	266	229	220
Amortization of intangibles	299	367	387
Provision for deferred income taxes	748	(370)	(545)
Gain on sales of securities and other assets, net	(1,663)	(2,023)	(1,571)
Loans originated for sale in the secondary market, net of repayments	(45,848)	(53,025)	(52,720)
Proceeds from sales of loans held for sale	48,354	50,895	51,915
Other, net	449	1,495	2,152
Net cash provided by operating activities	9,820	5,241	7,600
Investing Activities
Proceeds from sales of available-for-sale investment securities	1,018	1,212	5,784
Proceeds from maturities of held-to-maturity investment securities	1,404	167	11
Proceeds from maturities of available-for-sale investment securities	12,713	16,068	7,307
Purchases of held-to-maturity investment securities	(18,500)	(1,010)	(5)
Purchases of available-for-sale investment securities	(13,229)	(24,025)	(15,119)
Net increase in loans outstanding	(13,418)	(6,322)	(106)
Proceeds from sales of loans	820	1,829	2,741
Purchases of loans	(3,078)	(4,278)	(4,332)
Acquisitions, net of cash acquired	636	923	3,074
Other, net	(1,070)	(936)	(74)
Net cash used in investing activities	(32,704)	(16,372)	(719)
Financing Activities
Net increase in deposits	24,846	20,527	7,949
Net increase (decrease) in short-term borrowings	(2,205)	592	(4,448)
Proceeds from issuance of long-term debt	3,611	7,044	6,040
Principal payments or redemption of long-term debt	(3,300)	(8,394)	(11,740)
Fees paid on exchange of income trust securities for perpetual preferred stock		(4)
Proceeds from issuance of preferred stock	676
Proceeds from issuance of common stock	180	119	2,703
Redemption of preferred stock			(6,599)
Repurchase of common stock	(514)
Repurchase of common stock warrant			(139)
Cash dividends paid on preferred stock	(118)	(89)	(275)
Cash dividends paid on common stock	(817)	(383)	(1,025)
Net cash provided by (used in) financing activities	22,359	19,412	(7,534)
Change in cash and due from banks	(525)	8,281	(653)
Cash and due from banks at beginning of year	14,487	6,206	6,859
Cash and due from banks at end of year	13,962	14,487	6,206
Supplemental Cash Flow Disclosures
Cash paid for income taxes	495	424	344
Cash paid for interest	2,563	2,631	3,153
Net noncash transfers to foreclosed property	702	1,384	600
Acquisitions
Assets (sold) acquired	1,761	(14)	17,212
Liabilities sold (assumed)	(2,100)	(907)	(17,870)
Net	$ (339)	$ (921)	$ (658)

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 1	Significant Accounting Policies

U.S. Bancorp is a multi-state financial services holding company headquartered in Minneapolis, Minnesota. U.S. Bancorp and its subsidiaries (the “Company”) provide a full range of financial services, including lending and depository services through banking offices principally in the Midwest and West regions of the United States. The Company also engages in credit card, merchant, and ATM processing, mortgage banking, insurance, trust and investment management, brokerage, and leasing activities principally in domestic markets.

Basis of Presentation The consolidated financial statements include the accounts of the Company and its subsidiaries and all variable interest entities (“VIEs”) for which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or right to receive benefits of the VIE that could potentially be significant to the VIE. Consolidation eliminates all significant intercompany accounts and transactions. Certain items in prior periods have been reclassified to conform to the current presentation.

Uses of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual experience could differ from those estimates.

Business Segments

Within the Company, financial performance is measured by major lines of business based on the products and services provided to customers through its distribution channels. The Company has five reportable operating segments:

Wholesale Banking and Commercial Real Estate Wholesale Banking and Commercial Real Estate offers lending, equipment finance and small-ticket leasing, depository, treasury management, capital markets, foreign exchange, international trade services and other financial services to middle market, large corporate, commercial real estate, financial institution and public sector clients.

Consumer and Small Business Banking Consumer and Small Business Banking delivers products and services through banking offices, telephone servicing and sales, on-line services, direct mail, ATM processing and over mobile devices. It encompasses community banking, metropolitan banking, in-store banking, small business banking, consumer lending, mortgage banking, consumer finance, workplace banking, student banking and 24-hour banking.

Wealth Management and Securities Services Wealth Management and Securities Services provides private banking, financial advisory services, investment management, retail brokerage services, insurance, trust, custody and mutual fund servicing through five businesses: Wealth Management, Corporate Trust Services, U.S. Bancorp Asset Management, Institutional Trust & Custody and Fund Services.

Payment Services Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate and purchasing card services, consumer lines of credit and merchant processing.

Treasury and Corporate Support Treasury and Corporate Support includes the Company’s investment portfolios, most covered commercial and commercial real estate loans and related other real estate (“OREO”), funding, capital management, asset securitization, interest rate risk management, the net effect of transfer pricing related to average balances and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.

Segment Results Accounting policies for the lines of business are the same as those used in preparation of the consolidated financial statements with respect to activities specifically attributable to each business line. However, the preparation of business line results requires management to allocate funding costs and benefits, expenses and other financial elements to each line of business. For details of these methodologies and segment results, see “Basis for Financial Presentation” and Table 24 “Line of Business Financial Performance” included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

Securities

Realized gains or losses on securities are determined on a trade date basis based on the specific amortized cost of the investments sold.

Trading Securities Debt and equity securities held for resale are classified as trading securities and are included in other assets and reported at fair value. Changes in fair value and realized gains or losses are reported in noninterest income.

Available-for-sale Securities These securities are not trading securities but may be sold before maturity in response to changes in the Company’s interest rate risk profile, funding needs, demand for collateralized deposits by public entities or other reasons. Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within other comprehensive income (loss) in shareholders’ equity. Declines in fair value related to other-than-temporary impairment, if any, are reported in noninterest income.

Held-to-maturity Securities Debt securities for which the Company has the positive intent and ability to hold to maturity are reported at historical cost adjusted for amortization of premiums and accretion of discounts. Declines in fair value related to other-than-temporary impairment, if any, are reported in noninterest income.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were acquired or sold, plus accrued interest. The fair value of collateral received is continually monitored and additional collateral is obtained or requested to be returned to the Company as deemed appropriate.

Equity Investments in Operating Entities

Equity investments in public entities in which the Company’s ownership is less than 20 percent are accounted for as available-for-sale securities and are carried at fair value. Similar investments in private entities are accounted for using the cost method. Investments in entities where the Company has a significant influence (generally between 20 percent and 50 percent ownership) but does not control the entity are accounted for using the equity method. Investments in limited partnerships and limited liability companies where the Company’s ownership interest is greater than 5 percent are accounted for using the equity method. All equity investments are evaluated for impairment at least annually and more frequently if certain criteria are met.

Loans

The Company offers a broad array of lending products and categorizes its loan portfolio into three segments, which is the level at which it develops and documents a systematic methodology to determine the allowance for credit losses. The Company’s three loan portfolio segments are commercial lending, consumer lending and covered loans. The Company further disaggregates its loan portfolio segments into various classes based on their underlying risk characteristics. The two classes within the commercial lending segment are commercial loans and commercial real estate loans. The three classes within consumer lending are residential mortgages, credit card loans and other retail loans. The covered loan segment consists of only one class.

The Company’s accounting methods for loans differ depending on whether the loans are originated or purchased, and for purchased loans, whether the loans were acquired at a discount related to evidence of credit deterioration since date of origination.

Originated Loans Held for Investment Loans the Company originates as held for investment are reported at the principal amount outstanding, net of unearned income, net deferred loan fees or costs, and any direct principal charge-offs.

Interest income is accrued on the unpaid principal balances as earned. Loan and commitment fees and certain direct loan origination costs are deferred and recognized over the life of the loan and/or commitment period as yield adjustments.

Purchased Loans All purchased loans (non-impaired and impaired) acquired after January 1, 2009 are initially measured at fair value as of the acquisition date in accordance with applicable authoritative accounting guidance. Credit discounts are included in the determination of fair value. An allowance for credit losses is not recorded at the acquisition date for loans purchased after January 1, 2009. In accordance with applicable authoritative accounting guidance, purchased non-impaired loans acquired in a business combination prior to January 1, 2009 were generally recorded at the predecessor’s carrying value including an allowance for credit losses.

In determining the acquisition date fair value of purchased impaired loans, and in subsequent accounting, the Company generally aggregates purchased consumer loans and certain smaller balance commercial loans into pools of loans with common risk characteristics, while accounting for larger balance commercial loans individually. Expected cash flows at the purchase date in excess of the fair value of loans are recorded as interest income over the life of the loans if the timing and amount of the future cash flows is reasonably estimable. Subsequent to the purchase date, increases in cash flows over those expected at the purchase date are recognized as interest income prospectively. The present value of any decreases in expected cash flows after the purchase date is recognized by recording an allowance for credit losses. Revolving loans, including lines of credit and credit cards loans, and leases are excluded from purchased impaired loans accounting.

For purchased loans acquired after January 1, 2009 that are not deemed impaired at acquisition, credit discounts representing the principal losses expected over the life of the loan are a component of the initial fair value. Subsequent to the purchase date, the methods utilized to estimate the required allowance for credit losses for these loans is similar to originated loans; however, the Company records a provision for credit losses only when the required allowance exceeds any remaining credit discounts. The remaining differences between the purchase price and the unpaid principal balance at the date of acquisition are recorded in interest income over the life of the loans.

Covered Assets Loans covered under loss sharing or similar credit protection agreements with the Federal Deposit Insurance Corporation (“FDIC”) are reported in loans along with the related indemnification asset. Foreclosed real estate covered under similar agreements is recorded in other assets. In accordance with applicable authoritative accounting guidance effective for the Company beginning January 1, 2009, all purchased loans and related indemnification assets are recorded at fair value at date of purchase.

Commitments to Extend Credit Unfunded residential mortgage loan commitments entered into in connection with mortgage banking activities intended to be held for sale are considered derivatives and recorded on the balance sheet at fair value with changes in fair value recorded in income. All other unfunded loan commitments are generally related to providing credit facilities to customers of the Company and are not considered derivatives. For loans purchased after January 1, 2009, the fair value of the unfunded credit commitments is considered in the determination of the fair value of the loans recorded at the date of acquisition. Reserves for credit exposure on all other unfunded credit commitments are recorded in other liabilities.

Allowance for Credit Losses The allowance for credit losses reserves for probable and estimable losses incurred in the Company’s loan and lease portfolio, and includes certain amounts that do not represent loss exposure to the Company because those losses are recoverable under loss sharing agreements with the FDIC. The allowance for credit losses is increased through provisions charged to operating earnings and reduced by net charge-offs. Management evaluates the allowance each quarter to ensure it appropriately reserves for incurred losses.

The allowance recorded for loans in the commercial lending segment is based on reviews of individual credit relationships and considers the migration analysis of commercial lending segment loans and actual loss experience. The Company currently uses an 11 year period of historical losses in considering actual loss experience. This timeframe and the results of the analysis are evaluated quarterly to determine the appropriateness. The allowance recorded for impaired loans greater than $5 million in the commercial lending segment is based on an individual loan analysis utilizing expected cash flows discounted using the original effective interest rate, the observable market price, or the fair value of the collateral for collateral-dependent loans. The allowance recorded for all other commercial lending segment loans is determined on a homogenous pool basis and includes consideration of product mix, risk characteristics of the portfolio, bankruptcy experience, and historical losses, adjusted for current trends. The Company also considers the impacts of any loan modifications made to commercial lending segment loans and any subsequent payment defaults to its expectations of cash flows, principal balance, and current expectations about the borrower’s ability to pay in determining the allowance for credit losses.

The allowance recorded for purchased impaired and Troubled Debt Restructuring (“TDR”) loans in the consumer lending segment is determined on a homogenous pool basis utilizing expected cash flows discounted using the original effective interest rate of the pool. The allowance recorded for all other consumer lending segment loans is determined on a homogenous pool basis and includes consideration of product mix, risk characteristics of the portfolio, bankruptcy experience, and historical losses, adjusted for current trends. The Company also considers any modifications made to consumer lending segment loans including the impacts of any subsequent payment defaults since modification in determining the allowance for credit losses, such as borrower’s ability to pay under the restructured terms, and the timing and amount of payments.

The allowance for covered segment loans is evaluated each quarter in a manner similar to that described for non-covered loans and represents any decreases in expected cash flows of those loans after the acquisition date. The provision for credit losses for covered segment loans considers the indemnification provided by the FDIC.

In addition, subsequent payment defaults on loan modifications considered TDRs are considered in the underlying factors used in the determination of the appropriateness of the allowance for credit losses. For each loan segment, the Company estimates future loan charge-offs through a variety of analysis, trends and underlying assumptions. With respect to the commercial lending segment, TDRs may be collectively evaluated for impairment where observed performance history, including defaults, is a primary driver of the loss allocation. For commercial TDRs individually evaluated for impairment, attributes of the borrower are the primary factors in determining the allowance for credit losses. However, incorporation of loss history is factored into the allowance methodology applied to this category of loans. With respect to the consumer lending segment, performance of the portfolio, including defaults on TDRs, is considered when estimating future cash flows.

The Company’s methodology for determining the appropriate allowance for credit losses for all the loan segments also considers the imprecision inherent in the methodologies used. As a result, in addition to the amounts determined under the methodologies described above, management also considers the potential impact of other qualitative factors which include, but are not limited to, economic factors; geographic and other concentration risks; delinquency and nonaccrual trends; current business conditions; changes in lending policy, underwriting standards, internal review and other relevant business practices; and the regulatory environment. The consideration of these items results in adjustments to allowance amounts included in the Company’s allowance for credit losses for each of the above loan segments.

The Company also assesses the credit risk associated with off-balance sheet loan commitments, letters of credit, and derivatives. Credit risk associated with derivatives is reflected in the fair values recorded for those positions. The liability for off-balance sheet credit exposure related to loan commitments and other credit guarantees is included in other liabilities. Because business processes and credit risks associated with unfunded credit commitments are essentially the same as for loans, the Company utilizes similar processes to estimate its liability for unfunded credit commitments.

Credit Quality The quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company.

For all loan classes, loans are considered past due based on the number of days delinquent except for monthly amortizing loans which are classified delinquent based upon the number of contractually required payments not made (for example, two missed payments is considered 30 days delinquent).

Commercial lending segment loans are placed on nonaccrual status when the collection of principal and interest has become 90 days past due or is otherwise considered doubtful. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Commercial lending segment loans are generally fully or partially charged down to the fair value of the collateral securing the loan, less costs to sell, when the loan is considered uncollectible.

Consumer lending segment loans are generally charged-off at a specific number of days or payments past due. Residential mortgages and other retail loans secured by 1-4 family properties are generally charged down to fair market value, less costs to sell, at 180 days past due, and placed on nonaccrual status in instances where a partial charge-off occurs unless the loan is well secured and in the process of collection. Credit card loans continue to accrue interest until the account is charged off. Credit cards are charged off at 180 days past due. Other retail loans not secured by 1-4 family properties are charged-off at 120 days past due; and revolving consumer lines are charged off at 180 days past due. Similar to credit cards, other retail loans are generally not placed on nonaccrual status because of the relative short period of time to charge-off. Certain retail customers having financial difficulties may have the terms of their credit card and other loan agreements modified to require only principal payments and, as such, are reported as nonaccrual.

For all loan classes, interest payments received on nonaccrual loans are generally recorded as a reduction to the loan carrying amount. Interest payments recorded as reductions to a loan’s carrying amount while a loan is on nonaccrual are recognized as interest income only upon payoff of the loan. In certain circumstances, loans in any class may be restored to accrual status, such as when none of the principal and interest is past due and prospects for future payment are no longer in doubt; or the loan becomes well secured and is in the process of collection. Loans where there has been a partial charge-off may be returned to accrual status if all principal and interest (including amounts previously charged-off) is expected to be collected and the loan is current.

Covered loans not considered to be purchased impaired are evaluated for delinquency, nonaccrual status and charge-off consistent with the class of loan they would be included in had the loss share coverage not been in place. Generally, purchased impaired loans are considered accruing loans. However, the timing and amount of future cash flows for some loans is not reasonably estimable. Those loans are classified as nonaccrual loans and interest income is not recognized until the timing and amount of the future cash flows can be reasonably estimated.

The Company classifies its loan portfolios using internal credit quality ratings on a quarterly basis. These ratings include: pass, special mention and classified, and are an important part of the Company’s overall credit risk management process and evaluation of the allowance for credit losses. Loans with a pass rating represent those not classified on the Company’s rating scale for problem credits, as minimal credit risk has been identified. Special mention loans are those that have a potential weakness deserving management’s close attention. Classified loans are those where a well-defined weakness has been identified that may put full collection of contractual cash flows at risk. It is possible that others, given the same information, may reach different reasonable conclusions regarding the credit quality rating classification of specific loans.

Troubled Debt Restructurings In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. Concessionary modifications are classified as TDRs unless the modification results in only an insignificant delay in payments to be received. The Company accrues interest on TDRs if the borrower complies with the revised terms and conditions as agreed upon with the Company and has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles. To the extent a previous restructuring was insignificant, the Company considers the cumulative effect of past restructurings related to the receivable when determining whether a current restructuring is a TDR. Loans classified as TDRs are considered impaired loans for reporting and measurement purposes. Many of the Company’s TDRs are determined on a case-by-case basis in connection with ongoing loan collection processes. However, the Company has also implemented certain restructuring programs that may result in TDRs.

For the commercial lending segment, modifications generally result in the Company working with borrowers on a case-by-case basis. Commercial and commercial real estate modifications generally include extensions of the maturity date and may be accompanied by an increase or decrease to the interest rate, which may not be deemed a market rate of interest. In addition, the Company may work with the borrower in identifying other changes that mitigate loss to the Company, which may include additional collateral or guarantees to support the loan. To a lesser extent, the Company may waive contractual principal. The Company classifies these concessions as TDRs to the extent the Company determines that the borrower is experiencing financial difficulty.

Modifications for the consumer lending segment are generally part of programs the Company has initiated. The Company participates in the U.S. Department of Treasury Home Affordable Modification Program (“HAMP”). HAMP gives qualifying homeowners an opportunity to permanently modify their loan and achieve more affordable monthly payments, with the U.S. Department of Treasury compensating the Company for a portion of the reduction in monthly amounts due from borrowers participating in this program. The Company also modifies residential mortgage loans under Federal Housing Administration, Department of Veterans Affairs, or other internal programs. Under these programs, the Company provides concessions to qualifying borrowers experiencing financial difficulties. The concessions may include adjustments to interest rates, conversion of adjustable rates to fixed rates, extension of maturity dates or deferrals of payments, capitalization of accrued interest and/or outstanding advances, or in limited situations, partial forgiveness of loan principal. In most instances, participation in residential mortgage loan restructuring programs requires the customer to complete a short-term trial period. A permanent loan modification is contingent on the customer successfully completing the trial period arrangement and the loan documents are not modified until that time. Loans that require a trial period arrangement are reported as TDRs when offered to the borrower.

Credit card and other retail loan modifications are generally part of two distinct restructuring programs. The Company offers workout programs providing customers experiencing financial difficulty with modifications whereby balances may be amortized up to 60 months, and generally include waiver of fees and reduced interest rates. The Company also provides modification programs to qualifying customers experiencing a temporary financial hardship in which reductions are made to monthly required minimum payments for up to 12 months. Balances related to these programs are generally frozen, however, may be reopened upon successful exit of the program, in which account privileges may be restored.

Modifications to loans in the covered segment are similar in nature to that described above for non-covered loans, and the evaluation and determination of TDR status is similar, except that acquired loans restructured after acquisition are not considered TDRs for purposes of the Company’s accounting and disclosure if the loans evidenced credit deterioration as of the acquisition date and are accounted for in pools. Losses associated with the modification on covered loans, including the economic impact of interest rate reductions, are generally eligible for reimbursement under loss sharing agreements with the FDIC.

Impaired Loans For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. Impaired loans include all nonaccrual and TDR loans. For all loan classes, interest income on TDR loans is recognized under the modified terms and conditions if the borrower has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles. Interest income is not recognized on other impaired loans until the loan is paid off.

Factors used by the Company in determining whether all principal and interest payments due on commercial and commercial real estate loans will be collected and therefore whether those loans are impaired, include but are not limited to, the financial condition of the borrower, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on industry, geographic location and certain financial ratios. The evaluation of impairment on residential mortgages, credit card and other retail loans is primarily driven by delinquency status of individual loans or whether a loan has been modified. Individual covered loans, whose future losses are covered by loss sharing agreements with the FDIC that substantially reduce the risk of credit losses to the Company, are evaluated for impairment and accounted for in a manner consistent with the class of loan they would have been included in had the loss sharing coverage not been in place.

Leases The Company’s lease portfolio consists of both direct financing and leveraged leases. The net investment in direct financing leases is the sum of all minimum lease payments and estimated residual values, less unearned income. Unearned income is recorded in interest income over the terms of the leases to produce a level yield.

The investment in leveraged leases is the sum of all lease payments, less nonrecourse debt payments, plus estimated residual values, less unearned income. Income from leveraged leases is recognized over the term of the leases based on the unrecovered equity investment.

Residual values on leased assets are reviewed regularly for other-than-temporary impairment. Residual valuations for retail automobile leases are based on independent assessments of expected used car sale prices at the end-of-term. Impairment tests are conducted based on these valuations considering the probability of the lessee returning the asset to the Company, re-marketing efforts, insurance coverage and ancillary fees and costs. Valuations for commercial leases are based upon external or internal management appraisals. When there is impairment of the Company’s interest in the residual value of a leased asset, the carrying value is reduced to the estimated fair value with the writedown recognized in the current period.

Other Real Estate OREO is included in other assets, and is property acquired through foreclosure or other proceedings on defaulted loans. OREO is initially recorded at fair value, less estimated selling costs. OREO is evaluated regularly and any decreases in value along with holding costs, such as taxes and insurance, are reported in noninterest expense.

Loans Held for Sale

Loans held for sale (“LHFS”) represent mortgage loan originations intended to be sold in the secondary market and other loans that management has an active plan to sell. LHFS are carried at the lower-of-cost-or-fair value as determined on an aggregate basis by type of loan with the exception of loans for which the Company has elected fair value accounting, which are carried at fair value. The credit component of any writedowns upon the transfer of loans to LHFS is reflected in loan charge-offs.

Where an election is made to carry the LHFS at fair value, any further decreases or subsequent increases in fair value are recognized in noninterest income. Where an election is made to carry LHFS at lower-of-cost-or-fair value, any further decreases are recognized in noninterest income and increases in fair value are not recognized until the loans are sold. Fair value elections are made at the time of origination or purchase based on the Company’s fair value election policy.

Derivative Financial Instruments

In the ordinary course of business, the Company enters into derivative transactions to manage its interest rate, prepayment, credit, price and foreign currency risk and to accommodate the business requirements of its customers. Derivative instruments are reported in other assets or other liabilities at fair value. Changes in a derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met.

All derivative instruments that qualify and are designated for hedge accounting are recorded at fair value and classified either as a hedge of the fair value of a recognized asset or liability (“fair value hedge”), a hedge of the variability of cash flows to be received or paid related to a recognized asset or liability or a forecasted transaction (“cash flow hedge”), or a hedge of the volatility of an investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”). Changes in the fair value of a derivative that is highly effective and designated as a fair value hedge, and the offsetting changes in the fair value of the hedged item, are recorded in income. Effective changes in the fair value of a derivative designated as a cash flow hedge are recorded in accumulated other comprehensive income (loss) until cash flows of the hedged item are recognized in income. Any change in fair value resulting from hedge ineffectiveness is immediately recorded in noninterest income. Effective changes in the fair value of net investment hedges are recorded in accumulated other comprehensive income (loss). The Company performs an assessment, both at the inception of a hedge and, at a minimum, on a quarterly basis thereafter, to determine whether derivatives designated as hedging instruments are highly effective in offsetting changes in the value of the hedged items.

If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in accumulated other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occuring, whereby the amounts within accumulated other comprehensive income (loss) remain.

Revenue Recognition

The Company recognizes revenue as it is earned based on contractual terms, as transactions occur, or as services are provided and collectability is reasonably assured. In certain circumstances, noninterest income is reported net of associated expenses that are directly related to variable volume-based sales or revenue sharing arrangements or when the Company acts on an agency basis for others. Certain specific policies include the following:

Credit and Debit Card Revenue and Corporate Payment Products Revenue Credit and debit card revenue includes interchange income from consumer credit and debit cards, annual fees, and other transaction and account management fees. Corporate payment products revenue primarily includes interchange income from corporate and purchasing card transactions processed through card association networks and merchant discount income from closed loop network transactions. Interchange income is a fee paid by a merchant bank to the card-issuing bank through the interchange network. Interchange fees are set by the credit card associations and are based on cardholder purchase volumes. Merchant discount income is a fee paid by a merchant to the Company through the closed loop network. Merchant discount fees are set by the Company directly with the merchant. The Company records interchange and merchant discount income as transactions occur. Transaction and account management fees are recognized as transactions occur or services are provided, except for annual fees, which are recognized over the applicable period. Volume-related payments to partners and credit card associations and expenses for rewards programs are also recorded within credit and debit card revenue and corporate payment products revenue. Payments to partners and expenses related to rewards programs are recorded when earned by the partner or customer.

Merchant Processing Services Merchant processing services revenue consists principally of transaction and account management fees charged to merchants for the electronic processing of transactions, net of interchange fees paid to the card-issuing bank, card association assessments, and revenue sharing amounts, and is recognized at the time the merchant’s transactions are processed or other services are performed. The Company may enter into revenue sharing agreements with referral partners or in connection with purchases of merchant contracts from sellers. The revenue sharing amounts are determined primarily on sales volume processed or revenue generated for a particular group of merchants. Merchant processing revenue also includes revenues related to point-of-sale equipment recorded as sales when the equipment is shipped or as earned for equipment rentals.

Trust and Investment Management Fees Trust and investment management fees are recognized over the period in which services are performed and are based on a percentage of the fair value of the assets under management or administration, fixed based on account type, or transaction-based fees.

Commercial Products Revenue Commercial products revenue primarily includes revenue related to ancillary services provided to Wholesale Banking and Commercial Real Estate customers including standby letter of credit fees, non-yield related loan fees, syndication and other capital markets related revenue, non-yield related leasing revenue and foreign exchange fees. These fees are recognized as earned or as transactions occur and services are provided.

Mortgage Banking Revenue Mortgage banking revenue includes revenue derived from mortgages originated and subsequently sold, generally with servicing retained. The primary components include: gains and losses on mortgage sales; servicing revenue, including losses related to the repurchase of previously-sold loans; changes in fair value for mortgage loans originated with the intent to sell and measured at fair value under the fair value option; changes in the fair value of mortgage servicing rights (“MSRs”); and the impact of risk management activities associated with the mortgage origination pipeline, funded loans and MSRs. Net Interest income from mortgage loans is recorded in interest income. Refer to Other Significant Policies in Note 1, as well as Note 10 and Note 21 for a further discussion of MSRs.

Deposit Service Charges Service charges on deposit accounts are primarily monthly fees based on minimum balances or transaction-based fees. These fees are recognized as earned or as transactions occur and services are provided.

Other Significant Policies

Intangible Assets The price paid over the net fair value of acquired businesses (“goodwill”) is not amortized. Other intangible assets are amortized over their estimated useful lives, using straight-line and accelerated methods. The recoverability of goodwill and other intangible assets is evaluated annually, at a minimum, or on an interim basis if events or circumstances indicate a possible inability to realize the carrying amount. The evaluation includes assessing the estimated fair value of the intangible asset based on market prices for similar assets, where available, and the present value of the estimated future cash flows associated with the intangible asset.

Income Taxes Deferred taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting carrying amounts.

Mortgage Servicing Rights MSRs are capitalized as separate assets when loans are sold and servicing is retained or if they are purchased from others. MSRs are recorded at fair value. The Company determines the fair value by estimating the present value of the asset’s future cash flows utilizing market-based prepayment rates, discount rates, and other assumptions validated through comparison to trade information, industry surveys and independent third party valuations. Changes in the fair value of MSRs are recorded in earnings during the period in which they occur. Risks inherent in the MSRs valuation include higher than expected prepayment rates and/or delayed receipt of cash flows. The Company utilizes interest rate swaps, futures, to-be-announced securities (“TBAs”) and options to mitigate MSR valuation risk.

Pensions For purposes of its pension plans, the Company utilizes its fiscal year-end as the measurement date. At the measurement date, plan assets are determined based on fair value, generally representing observable market prices or the net asset value provided by the plans’ administrator. The actuarial cost method used to compute the pension liabilities and related expense is the projected unit credit method. The projected benefit obligation is principally determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the investment yield of high quality corporate bonds available in the marketplace with maturities equal to projected cash flows of future benefit payments as of the measurement date. Periodic pension expense (or income) includes service costs, interest costs based on the assumed discount rate, the expected return on plan assets based on an actuarially derived market-related value and amortization of actuarial gains and losses. Pension accounting reflects the long-term nature of benefit obligations and the investment horizon of plan assets, and can have the effect of reducing earnings volatility related to short-term changes in interest rates and market valuations. Actuarial gains and losses include the impact of plan amendments and various unrecognized gains and losses which are deferred and amortized over the future service periods of active employees. The market-related value utilized to determine the expected return on plan assets is based on fair value adjusted for the difference between expected returns and actual performance of plan assets. The unrealized difference between actual experience and expected returns is included in expense over a period of approximately twelve-years. The overfunded or underfunded status of the plans is recorded as an asset or liability on the consolidated balance sheet, with changes in that status recognized through other comprehensive income (loss).

Premises and Equipment Premises and equipment are stated at cost less accumulated depreciation and depreciated primarily on a straight-line basis over the estimated life of the assets. Estimated useful lives range up to 40 years for newly constructed buildings and from 3 to 20 years for furniture and equipment.

Capitalized leases, less accumulated amortization, are included in premises and equipment. Capitalized lease obligations are included in long-term debt. Capitalized leases are amortized on a straight-line basis over the lease term and the amortization is included in depreciation expense.

Stock-Based Compensation The Company grants stock-based awards, including restricted stock, restricted stock units and options to purchase common stock of the Company. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Restricted stock and restricted stock unit grants are awarded at no cost to the recipient. Stock-based compensation for awards is recognized in the Company’s results of operations on a straight-line basis over the vesting period. The Company immediately recognizes compensation cost of awards to employees that meet retirement status, despite their continued active employment. The amortization of stock-based compensation reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise or release of restrictions. At the time stock-based awards are exercised, cancelled, expire, or restrictions are released, the Company may be required to recognize an adjustment to tax expense, depending on the market price of the Company’s common stock at that time.

Per Share Calculations Earnings per common share is calculated by dividing net income applicable to U.S. Bancorp common shareholders by the weighted average number of common shares outstanding. Diluted earnings per common share is calculated by adjusting income and outstanding shares, assuming conversion of all potentially dilutive securities.

Accounting Changes	12 Months Ended
Dec. 31, 2011
Accounting Changes [Abstract]
Accounting Changes
NOTE 2	Accounting Changes

Troubled Debt Restructurings On July 1, 2011, the Company adopted accounting guidance issued by the Financial Accounting Standards Board related to identifying and disclosing TDRs, applicable to modifications occurring on or after January 1, 2011. This guidance provides clarification in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining whether a restructuring constitutes a TDR. The adoption of this guidance resulted in additional loan modifications considered to be TDRs which the Company had not previously considered to be impaired, and for which the allowance for credit losses had previously been measured under a collective allowance for credit losses methodology. These newly classified TDRs primarily relate to whether or not (i) modifications to interest rates on individual loans are below a market rate of interest, and (ii) a delay in payment is insignificant. In addition, the Company now includes covered loans and residential mortgage loans repurchased from Government National Association (“GNMA”) mortgage pools whose repayments are primarily insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs in its presentation of TDRs even though the exposure to loss on these loans is significantly mitigated by the related loss share agreements or guarantee. Further, the Company also includes loans in a trial modification period as a result of this guidance. The adoption of this guidance did not have a material impact on the Company’s total allowance for credit losses.

Business Combinations and Divestitures	12 Months Ended
Dec. 31, 2011
Business Combinations and Divestitures [Abstract]
Business Combinations and Divestitures
NOTE 3	Business Combinations and Divestitures

In January 2011, the Company acquired the banking operations of First Community Bank of New Mexico (“FCB”) from the FDIC. The FCB transaction did not include a loss sharing agreement. The Company acquired 38 branch locations and approximately $1.8 billion in assets, assumed approximately $2.1 billion in liabilities, and received approximately $412 million in cash from the FDIC. In addition, the Company recognized a $46 million gain on this transaction during the first quarter of 2011.

In 2010, the Company acquired the securitization trust administration business of Bank of America, N.A. This transaction included the acquisition of $1.1 trillion of assets under administration and provided the Company with approximately $8 billion of deposits at the time of closing.

During 2010, the Company exchanged its proprietary long-term mutual fund business of U.S. Bancorp Asset Management (formerly FAF Advisors, Inc.), an affiliate of the Company, for cash consideration and a 9.5 percent equity interest in Nuveen Investments. The Company recorded a $103 million gain ($41 million after tax) related to this transaction. The Company retained all other products and services previously offered by U.S. Bancorp Asset Management.

Restrictions on Cash and Due from Banks	12 Months Ended
Dec. 31, 2011
Restrictions on Cash and Due from Banks [Abstract]
Restrictions on Cash and Due from Banks
NOTE 4	Restrictions on Cash and Due from Banks

The Federal Reserve Bank requires bank subsidiaries to maintain minimum average reserve balances. The amount of those required reserve balances were approximately $1.7 billion and $1.2 billion at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, the Company held $8.5 billion and $10.1 billion, respectively of balances at the Federal Reserve Bank. These balances are included in cash and due from banks on the consolidated balance sheet.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
NOTE 5	Investment Securities

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale securities at December 31 were as follows:

	2011					2010
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other- than- Temporary (d)	Other (e)	Fair Value	Amortized Cost	Unrealized Gains	Other- than- Temporary (d)	Other (e)	Fair Value
Held-to-maturity (a)
U.S. Treasury and agencies	$2,560	$35	$–	$–	$2,595	$165	$–	$–	$(1)	$164
Mortgage-backed securities
Residential
Agency	16,085	333	–	(3)	16,415	847	–	–	(4)	843
Non-agency
non-prime	2	–	–	–	2	3	–	–	–	3
Commercial
non-agency	4	–	–	(2)	2	10	–	–	(5)	5
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	52	13	–	(2)	63	157	13	–	(18)	152
Other	23	1	(6)	(1)	17	127	–	(1)	(7)	119
Obligations of state and political subdivisions	23	1	–	(1)	23	27	1	–	(1)	27
Obligations of foreign governments	7	–	–	–	7	7	–	–	–	7
Other debt securities	121	–	–	(29)	92	126	–	–	(27)	99
Total held-to-maturity	$18,877	$383	$(6)	$(38)	$19,216	$1,469	$14	$(1)	$(63)	$1,419
Available-for-sale (b)
U.S. Treasury and agencies	$1,045	$13	$–	$(1)	$1,057	$2,559	$6	$–	$(28)	$2,537
Mortgage-backed securities
Residential
Agency	39,337	981	–	(4)	40,314	37,144	718	–	(159)	37,703
Non-agency
Prime (c)	911	5	(63)	(50)	803	1,216	12	(86)	(39)	1,103
Non-prime	1,047	9	(247)	(7)	802	1,193	15	(243)	(18)	947
Commercial
Agency	133	7	–	–	140	194	5	–	(2)	197
Non-agency	42	2	–	(2)	42	47	3	–	–	50
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	180	31	(3)	(2)	206	204	23	(2)	(1)	224
Other	694	16	(5)	(24)	681	709	23	(3)	(9)	720
Obligations of state and political subdivisions	6,394	167	–	(22)	6,539	6,835	3	–	(421)	6,417
Obligations of foreign governments	6	–	–	–	6	6	–	–	–	6
Corporate debt securities	1,000	1	–	(174)	827	1,109	–	–	(151)	958
Perpetual preferred securities	379	25	–	(86)	318	456	41	–	(49)	448
Other investments	188	15	–	(1)	202	183	17	–	(1)	199
Total available-for-sale	$51,356	$1,272	$(318)	$(373)	$51,937	$51,855	$866	$(334)	$(878)	$51,509

(a)	Held-to-maturity securities are carried at historical cost adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.
(d)	Represents impairment not related to credit for those securities that have been determined to be other-than-temporarily impaired.
(e)	Represents unrealized losses on securities that have not been determined to be other-than-temporarily impaired.

The weighted-average maturity of the available-for-sale investment securities was 5.2 years at December 31, 2011, compared with 7.4 years at December 31, 2010. The corresponding weighted-average yields were 3.19 percent and 3.41 percent, respectively. The weighted-average maturity of the held-to-maturity investment securities was 3.9 years at December 31, 2011, and 6.3 years at December 31, 2010. The corresponding weighted-average yields were 2.21 percent and 2.07 percent, respectively.

For amortized cost, fair value and yield by maturity date of held-to-maturity and available-for-sale securities outstanding at December 31, 2011, refer to Table 13 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

Securities carried at $20.7 billion at December 31, 2011, and $28.0 billion at December 31, 2010, were pledged to secure public, private and trust deposits, repurchase agreements and for other purposes required by law. Included in these amounts were securities sold under agreements to repurchase where the buyer/lender has the right to sell or pledge the securities and which were collateralized by securities with a carrying amount of $7.0 billion at December 31, 2011, and $9.3 billion at December 31, 2010.

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Taxable	$1,517	$1,292	$1,295
Non-taxable	303	309	311
Total interest income from investment securities	$1,820	$1,601	$1,606

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Realized gains	$11	$21	$150
Realized losses	(7)	(8)	(3)
Net realized gains (losses)	$4	$13	$147
Income tax (benefit) on net realized gains (losses)	$2	$5	$56

In 2007, the Company purchased certain structured investment securities (“SIVs”) from certain money market funds managed by an affiliate of the Company. Subsequent to the initial purchase, the Company exchanged its interest in the SIVs for a pro-rata portion of the underlying investment securities according to the applicable restructuring agreements. The SIVs and the investment securities received are collectively referred to as “SIV-related securities” and are predominately included in non-agency mortgage-backed securities and asset-backed securities.

Some of the SIV-related securities evidenced credit deterioration at the time of acquisition by the Company. Investment securities with evidence of credit deterioration at acquisition had an unpaid principal balance and fair value of $416 million and $145 million, respectively, at December 31, 2011, and $485 million and $173 million, respectively, at December 31, 2010. Changes in the accretable balance for these securities were as follows:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$139	$292	$349
Impact of other-than-temporary impairment accounting change	–	–	(124)
Adjusted balance at beginning of period	139	292	225
Additions (a)	–	66	127
Disposals (b)	–	(219)	–
Accretion	(17)	(29)	(6)
Other (c)	(22)	29	(54)
Balance at end of period	$100	$139	$292

(a)	Primarily resulted from the exchange of certain SIVs for the underlying investment securities.
(b)	Primarily resulted from the sale of securities covered under loss sharing agreements with the FDIC and the exchange of certain SIVs for the underlying investment securities.
(c)	Primarily represents changes in projected future cash flows related to variable rates on certain investment securities.

The Company conducts a regular assessment of its investment securities with unrealized losses to determine whether securities are other-than-temporarily impaired considering, among other factors, the nature of the securities, credit ratings or financial condition of the issuer, the extent and duration of the unrealized loss, expected cash flows of underlying collateral, market conditions and whether the Company intends to sell or it is more likely than not the Company will be required to sell the securities.

The following table summarizes other-than-temporary impairment by investment category:

	2011			2010			2009
Year Ended December 31 (Dollars in Millions)	Losses Recorded in Earnings	Other Gains (Losses) (b)	Total	Losses Recorded in Earnings	Other Gains (Losses) (b)	Total	Losses Recorded in Earnings	Other Gains (Losses) (b)	Total
Held-to-maturity
Other asset-backed securities	$–	$–	$–	$(2)	$–	$(2)	$–	$–	$–
Total held-to-maturity	$–	$–	$–	$(2)	$–	$(2)	$–	$–	$–
Available-for-sale
Mortgage-backed securities
Non-agency residential
Prime (a)	$(3)	$(5)	$(8)	$(5)	$(10)	$(15)	$(13)	$(182)	$(195)
Non-prime	(24)	(23)	(47)	(63)	(60)	(123)	(151)	(304)	(455)
Commercial non-agency	–	–	–	–	–	–	(1)	(1)	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	–	–	–	(6)	(1)	(7)	(17)	(3)	(20)
Other	(4)	3	(1)	(13)	4	(9)	(186)	88	(98)
Obligations of state and political subdivisions	(4)	–	(4)	–	–	–	–	–	–
Corporate debt securities	–	–	–	–	–	–	(7)	–	(7)
Perpetual preferred securities	–	–	–	(1)	–	(1)	(223)	–	(223)
Other debt securities	–	–	–	(1)	1	–	–	–	–
Total available-for-sale	$(35)	$(25)	$(60)	$(89)	$(66)	$(155)	$(598)	$(402)	$(1,000)

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.
(b)	Represents the non-credit portion of other-than-temporary impairment recorded in other comprehensive income for securities determined to be other-than-temporarily impaired during the period.

The Company determined the other-than-temporary impairment recorded in earnings for securities by estimating the future cash flows of each individual security, using market information where available, and discounting the cash flows at the original effective rate of the security. Other-than-temporary impairment recorded in other comprehensive income (loss) was measured as the difference between that discounted amount and the fair value of each security. The following table includes the ranges for principal assumptions used for those available-for-sale non-agency mortgage-backed securities determined to be other-than-temporarily impaired:

	Prime			Non-Prime
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2011
Estimated lifetime prepayment rates	4%	15%	14%	2%	11%	6%
Lifetime probability of default rates	2	9	3	1	20	5
Lifetime loss severity rates	40	50	46	8	70	52
December 31, 2010
Estimated lifetime prepayment rates	4%	14%	13%	1%	12%	6%
Lifetime probability of default rates	3	9	3	1	20	8
Lifetime loss severity rates	40	55	41	37	71	55

Changes in the credit losses on debt securities (excludes perpetual preferred securities) are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$358	$335	$299
Additions to credit losses due to other-than-temporary impairments
Credit losses on securities not previously considered other-than-temporarily impaired	7	19	94
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	28	72	148
Total other-than-temporary impairment on debt securities	35	91	242
Other changes in credit losses
Increases in expected cash flows	(21)	(26)	(49)
Realized losses (a)	(73)	(60)	(30)
Credit losses on security sales and securities expected to be sold	(1)	–	(127)
Other	–	18	–
Balance at end of period	$298	$358	$335

(a)	Primarily represents principal losses allocated to mortgage and asset-backed securities in the Company’s portfolio under the terms of the securitization transaction documents.

At December 31, 2011, certain investment securities had a fair value below amortized cost. The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and length of time the individual securities have been in continuous unrealized loss positions, at December 30, 2011:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
Mortgage-backed securities
Residential
Agency	$697	$(3)	$–	$–	$697	$(3)
Non-agency non-prime (a)	–	–	1	–	1	–
Commercial non-agency	–	–	3	(2)	3	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	–	–	29	(2)	29	(2)
Other	–	–	14	(7)	14	(7)
Obligations of state and political subdivisions	–	–	9	(1)	9	(1)
Other debt securities	–	–	92	(29)	92	(29)
Total held-to-maturity	$697	$(3)	$148	$(41)	$845	$(44)
Available-for-sale
U.S. Treasury and agencies	$22	$(1)	$–	$–	$22	$(1)
Mortgage-backed securities
Residential
Agency	2,689	(3)	676	(1)	3,365	(4)
Non-agency (a)
Prime (b)	102	(6)	649	(107)	751	(113)
Non-prime	47	(4)	685	(250)	732	(254)
Commercial non-agency	21	(2)	1	–	22	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	14	(2)	9	(3)	23	(5)
Other	497	(14)	116	(15)	613	(29)
Obligations of state and political subdivisions	73	–	879	(22)	952	(22)
Obligations of foreign governments	6	–	–	–	6	–
Corporate debt securities	156	(1)	580	(173)	736	(174)
Perpetual preferred securities	78	(19)	162	(67)	240	(86)
Other investments	1	–	2	(1)	3	(1)
Total available-for-sale	$3,706	$(52)	$3,759	$(639)	$7,465	$(691)

(a)	The Company has $367 million of unrealized losses on residential non-agency mortgage-backed securities. Credit-related other-than-temporary impairment on these securities may occur if there is further deterioration in underlying collateral pool performance. Borrower defaults may increase if current economic conditions persist or worsen. Additionally, further deterioration in home prices may increase the severity of projected losses.
(b)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

The Company does not consider these unrealized losses to be credit-related. These unrealized losses primarily relate to changes in interest rates and market spreads subsequent to purchase. A substantial portion of securities that have unrealized losses are either corporate debt or mortgage-backed securities issued with high investment grade credit ratings. In general, the issuers of the investment securities are contractually prohibited from prepayment at less than par, and the Company did not pay significant purchase premiums for these securities. At December 31, 2011, the Company had no plans to sell securities with unrealized losses, and believes it is more likely than not it would not be required to sell such securities before recovery of their amortized cost.

Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Credit Losses [Abstract]
Loans and Allowance for Credit Losses
NOTE 6	Loans and Allowance for Credit Losses

The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2011	2010
Commercial
Commercial	$50,734	$42,272
Lease financing	5,914	6,126
Total commercial	56,648	48,398
Commercial real estate
Commercial mortgages	29,664	27,254
Construction and development	6,187	7,441
Total commercial real estate	35,851	34,695
Residential mortgages
Residential mortgages	28,669	24,315
Home equity loans, first liens	8,413	6,417
Total residential mortgages	37,082	30,732
Credit card	17,360	16,803
Other retail
Retail leasing	5,118	4,569
Home equity and second mortgages	18,131	18,940
Revolving credit	3,344	3,472
Installment	5,348	5,459
Automobile	11,508	10,897
Student	4,658	5,054
Total other retail	48,107	48,391
Total loans, excluding covered loans	195,048	179,019
Covered loans	14,787	18,042
Total loans	$209,835	$197,061

The Company had loans of $67.0 billion at December 31, 2011, and $62.8 billion at December 31, 2010, pledged at the Federal Home Loan Bank (“FHLB”), and loans of $47.2 billion at December 31, 2011, and $44.6 billion at December 31, 2010, pledged at the Federal Reserve Bank.

The Company primarily lends to borrowers in the states in which it has Consumer and Small Business Banking offices. Collateral for commercial loans may include marketable securities, accounts receivable, inventory and equipment. For details of the Company’s commercial portfolio by industry group and geography as of December 31, 2011 and 2010, see Table 7 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

For detail of the Company’s commercial real estate portfolio by property type and geography as of December 31, 2011 and 2010, see Table 8 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements. Such loans are collateralized by the related property.

Originated loans are reported at the principal amount outstanding, net of unearned interest and deferred fees and costs. Net unearned interest and deferred fees and costs amounted to $1.1 billion at December 31, 2011, and $1.3 billion at December 31, 2010. All purchased loans and related indemnification assets are recorded at fair value at the date of purchase. The Company evaluates purchased loans for impairment at the date of purchase in accordance with applicable authoritative accounting guidance. Purchased loans with evidence of credit deterioration since origination for which it is probable that all contractually required payments will not be collected are considered “purchased impaired loans”. All other purchased loans are considered “purchased nonimpaired loans”.

On the acquisition date, the estimate of the contractually required payments receivable for all purchased impaired loans acquired in the FCB transaction were $502 million, the cash flows expected to be collected were $338 million including interest, and the estimated fair values of the loans were $238 million. These amounts were determined based upon the estimated remaining life of the underlying loans, which includes the effects of estimated prepayments. For the purchased nonimpaired loans acquired in the FCB transaction, the estimate as of the acquisition date of the contractually required payments receivable were $1.2 billion, the contractual cash flows not expected to be collected were $184 million, and the estimated fair value of the loans was $828 million.

Changes in the accretable balance for all purchased impaired loans, including those acquired in the FCB transaction, for the years ended December 31, were as follows:

(Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$2,890	$2,845	$2,719
Purchases	100	–	356
Accretion	(451)	(421)	(358)
Disposals	(67)	(27)	(56)
Reclassifications (to)/from nonaccretable difference (a)	184	536	384
Other	(37)	(43)	(200)
Balance at end of period	$2,619	$2,890	$2,845

(a)	Primarily relates to changes in expected credit performance and changes in variable rates.

Allowance for Credit Losses The allowance for credit losses reserves for probable and estimable losses incurred in the Company’s loan and lease portfolio and includes certain amounts that do not represent loss exposure to the Company because those losses are recoverable under loss sharing agreements with the FDIC.

Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Balance at December 31, 2009	$1,208	$1,001	$672	$1,495	$871	$5,247	$17	$5,264
Add
Provision for credit losses	723	1,135	694	1,100	681	4,333	23	4,356
Deduct
Loans charged off	918	871	554	1,270	863	4,476	20	4,496
Less recoveries of loans charged off	(91)	(26)	(8)	(70)	(118)	(313)	(2)	(315)
Net loans charged off	827	845	546	1,200	745	4,163	18	4,181
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	92	92
Balance at December 31, 2010	$1,104	$1,291	$820	$1,395	$807	$5,417	$114	$5,531
Add
Provision for credit losses	312	361	596	431	628	2,328	15	2,343
Deduct
Loans charged off	516	543	502	922	733	3,216	13	3,229
Less recoveries of loans charged off	(110)	(45)	(13)	(88)	(129)	(385)	(1)	(386)
Net loans charged off	406	498	489	834	604	2,831	12	2,843
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	(17)	(17)
Balance at December 31, 2011	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014

Additional detail of the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Allowance balance at December 31, 2011 related to
Loans individually evaluated for impairment (a)	$16	$61	$1	$–	$–	$78	$2	$80
TDRs collectively evaluated for impairment	40	33	490	219	57	839	–	839
Other loans collectively evaluated for impairment	954	1,057	436	773	774	3,994	22	4,016
Loans acquired with deteriorated credit quality	–	3	–	–	–	3	76	79
Total allowance for credit losses	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014
Allowance balance at December 31, 2010 related to
Loans individually evaluated for impairment (a)	$38	$55	$–	$–	$–	$93	$–	$93
TDRs collectively evaluated for impairment	–	–	320	223	30	573	–	573
Other loans collectively evaluated for impairment	1,066	1,235	500	1,172	777	4,750	28	4,778
Loans acquired with deteriorated credit quality	–	1	–	–	–	1	86	87
Total allowance for credit losses	$1,104	$1,291	$820	$1,395	$807	$5,417	$114	$5,531

(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

Additional detail of loan balances by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans(b)	Total Loans
December 31, 2011
Loans individually evaluated for impairment (a)	$222	$812	$6	$–	$–	$1,040	$204	$1,244
TDRs collectively evaluated for impairment	277	331	3,430	584	148	4,770	113	4,883
Other loans collectively evaluated for impairment	56,138	34,574	33,642	16,776	47,959	189,089	8,616	197,705
Loans acquired with deteriorated credit quality	11	134	4	–	–	149	5,854	6,003
Total loans	$56,648	$35,851	$37,082	$17,360	$48,107	$195,048	$14,787	$209,835
December 31, 2010
Loans individually evaluated for impairment (a)	$295	$801	$–	$–	$–	$1,096	$–	$1,096
TDRs collectively evaluated for impairment	–	–	1,957	452	114	2,523	–	2,523
Other loans collectively evaluated for impairment	48,103	33,834	28,775	16,351	48,277	175,340	11,899	187,239
Loans acquired with deteriorated credit quality	–	60	–	–	–	60	6,143	6,203
Total loans	$48,398	$34,695	$30,732	$16,803	$48,391	$179,019	$18,042	$197,061
(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Credit Quality The quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company. These credit quality ratings are an important part of the Company’s overall credit risk management process and evaluation of its allowance for credit losses.

The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total
December 31, 2011
Commercial	$55,991	$300	$45	$312	$56,648
Commercial real estate	34,800	138	14	899	35,851
Residential mortgages (a)	35,664	404	364	650	37,082
Credit card	16,662	238	236	224	17,360
Other retail	47,516	340	184	67	48,107
Total loans, excluding covered loans	190,633	1,420	843	2,152	195,048
Covered loans	12,589	362	910	926	14,787
Total loans	$203,222	$1,782	$1,753	$3,078	$209,835
December 31, 2010
Commercial	$47,412	$325	$64	$597	$48,398
Commercial real estate	32,986	415	1	1,293	34,695
Residential mortgages (a)	29,140	456	500	636	30,732
Credit card	15,993	269	313	228	16,803
Other retail	47,706	404	216	65	48,391
Total loans, excluding covered loans	173,237	1,869	1,094	2,819	179,019
Covered loans	14,951	757	1,090	1,244	18,042
Total loans	$188,188	$2,626	$2,184	$4,063	$197,061

(a)	At December 31, 2011, $545 million of loans 30 – 89 days past due and $2.6 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current, compared with $439 million and $2.6 billion at December 31, 2010, respectively.

Total nonperforming assets include nonaccrual loans, restructured loans not performing in accordance with modified terms, other real estate and other nonperforming assets owned by the Company. For details of the Company’s nonperforming assets as of December 31, 2011 and 2010, see Table 16 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified (a)	Total Criticized	Total
December 31, 2011
Commercial	$54,003	$1,047	$1,598	$2,645	$56,648
Commercial real estate	30,733	793	4,325	5,118	35,851
Residential mortgages (b)	35,814	19	1,249	1,268	37,082
Credit card	16,910	–	450	450	17,360
Other retail	47,665	24	418	442	48,107
Total loans, excluding covered loans	185,125	1,883	8,040	9,923	195,048
Covered loans	13,966	187	634	821	14,787
Total loans	$199,091	$2,070	$8,674	$10,744	$209,835
Total outstanding commitments	$410,457	$3,418	$9,690	$13,108	$423,565
December 31, 2010
Commercial	$44,595	$1,545	$2,258	$3,803	$48,398
Commercial real estate	28,155	1,540	5,000	6,540	34,695
Residential mortgages (b)	29,355	29	1,348	1,377	30,732
Credit card	16,262	–	541	541	16,803
Other retail	47,906	70	415	485	48,391
Total loans, excluding covered loans	166,273	3,184	9,562	12,746	179,019
Covered loans	17,073	283	686	969	18,042
Total loans	$183,346	$3,467	$10,248	$13,715	$197,061
Total outstanding commitments	$370,031	$4,923	$11,576	$16,499	$386,530

(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)	At December 31, 2011, $2.6 billion of GNMA loans 90 days or more past due and $2.0 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs were classified with a pass rating, compared with $2.6 billion and $1.1 billion at December 31, 2010, respectively.

For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. A summary of impaired loans, which include all nonaccrual and TDR loans, by portfolio class was as follows:

(Dollars in Millions)	Period-end Recorded Investment (a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds
December 31, 2011
Commercial	$657	$1,437	$62	$68
Commercial real estate	1,436	2,503	124	25
Residential mortgages	2,652	3,193	482	2
Credit card	584	584	219	–
Other retail	188	197	57	–
Total impaired loans, excluding GNMA and covered loans	5,517	7,914	944	95
Loans purchased from GNMA mortgage pools	1,265	1,265	18	–
Covered loans	1,170	1,642	43	49
Total	$7,952	$10,821	$1,005	$144
December 31, 2010
Commercial	$596	$1,631	$59	$80
Commercial real estate	1,308	2,659	118	17
Residential mortgages	2,440	2,877	334	–
Credit card	452	452	218	–
Other retail	152	189	32	–
Total	$4,948	$7,808	$761	$97

(a)	Substantially all loans classified as impaired at December 31, 2011 and 2010, had an associated allowance for credit losses. The total amount of interest income recognized during 2011 on loans classified as impaired at December 31, 2011, excluding those acquired with deteriorated credit quality, was $358 million, compared to what would have been recognized at the original contractual terms of the loans of $523 million.

Additional information on impaired loans for the years ended December 31 follows:

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized
2011
Commercial	$534	$12
Commercial real estate	1,537	18
Residential mortgages	2,557	100
Credit card	485	15
Other retail	164	5
Total impaired loans, excluding GNMA and covered loans	5,277	150
Loans purchased from GNMA mortgage pools	710	25
Covered loans	780	11
Total	$6,767	$186
2010
Commercial	$693	$8
Commercial real estate	1,601	2
Residential mortgages	2,297	72
Credit card	418	11
Other retail	150	6
Total	$5,159	$99

Troubled Debt Restructurings In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. The following table provides a summary of loans modified as TDRs for the year ended December 31, 2011, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance
Commercial	5,285	$456	$427
Commercial real estate	506	1,078	1,060
Residential mortgages	3,611	708	704	(a)
Credit card	55,951	322	321
Other retail	4,028	73	72	(b)
Total loans, excluding GNMA and covered loans	69,381	2,637	2,584
Loans purchased from GNMA mortgage pools	9,569	1,277	1,356	(c)(d)
Covered loans	283	604	575
Total loans	79,233	$4,518	$4,515

(a)	Residential mortgage and home equity and second mortgage TDRs include trial period arrangements offered to customers during the period and the post-modification balances for these loans reflect the current outstanding balance until a permanent modification is made. At December 31, 2011, 451 loans with outstanding balances of $75 million were in a trial period and have an estimated post-modification balance of $88 million assuming permanent modification occurs at the end of the trial period.
(b)	At December 31, 2011, 53 home equity and second mortgage loans with outstanding balances of $3 million were in a trial period and have an estimated post-modification balance of $5 million assuming permanent modification occurs at the end of the trial period.
(c)	At December 31, 2011, 1,591 loans with outstanding balances of $207 million were in a trial period and have an estimated post-modification balance of $232 million assuming permanent modification occurs at the end of the trial period.
(d)	Post-modification balances typically include capitalization of unpaid accrued interest and/or fees under the various modification programs.

The following table provides a summary of TDR loans that defaulted (fully or partially charged-off or became 90 days or more past due) during 2011 that were modified as TDRs within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted
Commercial	665	$26
Commercial real estate	64	67
Residential mortgages	623	127
Credit card	8,046	43
Other retail	529	8
Total loans, excluding GNMA and covered loans	9,927	271
Loans purchased from GNMA mortgage pools	857	124
Covered loans	11	26
Total loans	10,795	$421

Covered assets represent loans and other assets acquired from the FDIC, subject to loss sharing agreements, and include expected reimbursements from the FDIC. The carrying amount of the covered assets at December 31, consisted of purchased impaired loans, purchased nonimpaired loans, and other assets as shown in the following table:

	2011				2010
(Dollars in Millions)	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total
Commercial loans	$68	$137	$–	$205	$70	$260	$–	$330
Commercial real estate loans	1,956	4,037	–	5,993	2,254	5,952	–	8,206
Residential mortgage loans	3,830	1,360	–	5,190	3,819	1,620	–	5,439
Credit card loans	–	6	–	6	–	5	–	5
Other retail loans	–	867	–	867	–	925	–	925
Losses reimbursable by the FDIC	–	–	2,526	2,526	–	–	3,137	3,137
Covered loans	5,854	6,407	2,526	14,787	6,143	8,762	3,137	18,042
Foreclosed real estate	–	–	274	274	–	–	453	453
Total covered assets	$5,854	$6,407	$2,800	$15,061	$6,143	$8,762	$3,590	$18,495

At December 31, 2011, $.2 billion of the purchased impaired loans included in covered loans were classified as nonperforming assets, compared with $.5 billion at December 31, 2010, because the expected cash flows are primarily based on the liquidation of underlying collateral and the timing and amount of the cash flows could not be reasonably estimated. Interest income is recognized on other purchased impaired loans through accretion of the difference between the carrying amount of those loans and their expected cash flows. The initial determination of the fair value of the purchased loans includes the impact of expected credit losses and, therefore, no allowance for credit losses is recorded at the purchase date. To the extent credit deterioration occurs after the date of acquisition, the Company records an allowance for credit losses.

The Company has an equity interest in a joint venture that is accounted for utilizing the equity method. The principal activities of this entity are to lend to entities that develop land, and construct and sell residential homes. The Company provides a warehousing line to this joint venture. Warehousing advances to this joint venture are repaid when the sale of loans is completed or the real estate is permanently refinanced by others. At December 31, 2011 and 2010, the Company had $716 million and $825 million, respectively, of outstanding advances to this joint venture. These advances are included in commercial real estate loans.

Net gains on the sale of loans of $546 million, $574 million and $710 million for the years ended December 31, 2011, 2010 and 2009, respectively, were included in noninterest income, primarily in mortgage banking revenue.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
NOTE 7	Leases

The components of the net investment in sales-type and direct financing leases at December 31 were as follows:

(Dollars in Millions)	2011	2010
Aggregate future minimum lease payments to be received	$10,882	$10,437
Unguaranteed residual values accruing to the lessor’s benefit	1,079	1,191
Unearned income	(1,332)	(1,402)
Initial direct costs	181	189
Total net investment in sales-type and direct financing leases (a)	$10,810	$10,415

(a)	The accumulated allowance for uncollectible minimum lease payments was $91 million and $118 million at December 31, 2011 and 2010, respectively.

The minimum future lease payments to be received from sales-type and direct financing leases were as follows at December 31, 2011:

(Dollars in Millions)
2012	$2,586
2013	2,581
2014	3,751
2015	1,288
2016	378
Thereafter	298

Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities [Abstract]
Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities
NOTE 8	Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities

The Company sells financial assets in the normal course of business. The majority of the Company’s financial asset sales are residential mortgage loan sales primarily to government-sponsored enterprises through established programs, the sale or syndication of tax-advantaged investments, commercial loan sales through participation agreements, and other individual or portfolio loan and securities sales. In accordance with the accounting guidance for asset transfers, the Company considers any ongoing involvement with transferred assets in determining whether the assets can be derecognized from the balance sheet. For loans sold under participation agreements, the Company also considers the terms of the loan participation agreement and whether they meet the definition of a participating interest and thus qualify for derecognition. With the exception of servicing and certain performance-based guarantees, the Company’s continuing involvement with financial assets sold is minimal and generally limited to market customary representation and warranty clauses. The guarantees provided to certain third-parties in connection with the sale or syndication of certain assets, primarily loan portfolios and tax-advantaged investments, are further discussed in Note 22. When the Company sells financial assets, it may retain servicing rights and/or other interests in the transferred financial assets. The gain or loss on sale depends on the previous carrying amount of the transferred financial assets and the consideration received and any liabilities incurred in exchange for the transferred assets. Upon transfer, any servicing assets and other interests that continue to be held by the Company are initially recognized at fair value. For further information on MSRs, refer to Note 10. On a limited basis, the Company may acquire and package high-grade corporate bonds for select corporate customers, in which the Company generally has no continuing involvement with these transactions. Additionally, the Company also is an authorized Ginnie Mae issuer and issues Ginnie Mae securities on a regular basis. The Company has no other asset securitizations or similar asset-backed financing arrangements that are off-balance sheet.

The Company is involved in various entities that are considered to be VIEs. The Company’s investments in VIEs primarily represent private investment funds or partnerships that make equity investments, provide debt financing or support community-based investments in affordable housing development entities that provide capital for communities located in low-income districts and for historic rehabilitation projects that may enable the Company to ensure regulatory compliance with the Community Reinvestment Act. In addition, the Company sponsors entities to which it transfers tax-advantaged investments. The Company’s investments in these entities are designed to generate a return primarily through the realization of federal and state income tax credits over specified time periods. The Company realized federal and state income tax credits related to these investments of $756 million, $713 million and $685 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company amortizes its investments in these entities as the tax credits are realized. Tax credit amortization expense is recorded in tax expense for investments meeting certain characteristics, and in other noninterest expense for other investments. Amortization expense recorded in tax expense was $278 million, $228 million and $265 million, and in other noninterest expense was $528 million, $546 million and $436 million for the years ended December 31, 2011, 2010 and 2009, respectively.

At December 31, 2011, approximately $5.6 billion of the Company’s assets and $4.0 billion of its liabilities included on the consolidated balance sheet were related to community development and tax-advantaged investment VIEs, compared with $3.8 billion and $2.6 billion, respectively, at December 31, 2010. The majority of the assets of these consolidated VIEs are reported in other assets, and the liabilities are reported in long-term debt. The assets of a particular VIE are the primary source of funds to settle its obligations. The creditors of the VIEs do not have recourse to the general credit of the Company. The Company’s exposure to the consolidated VIEs is generally limited to the carrying value of its variable interests plus any related tax credits previously recognized or sold to others.

In addition, the Company sponsors a conduit to which it previously transferred high-grade investment securities. The Company consolidates the conduit because of its ability to manage the activities of the conduit. At December 31, 2011, $202 million of the held-to-maturity investment securities on the Company’s consolidated balance sheet related to the conduit, compared with $400 million at December 31, 2010.

The Company also sponsors a municipal bond securities tender option bond program. The Company controls the activities of the program’s entities, is entitled to the residual returns and provides credit, liquidity and remarketing arrangements to the program. As a result, the Company has consolidated the program’s entities. At December 31, 2011, $5.4 billion of available-for-sale securities and $5.3 billion of short-term borrowings on the consolidated balance sheet were related to the tender option bond program, compared with $5.3 billion of available-for-sale securities and $5.7 billion of short-term borrowings at December 31, 2010.

The Company is not required to consolidate VIEs in which it has concluded it does not have a controlling financial interest, and thus is not the primary beneficiary. In such cases, the Company does not have both the power to direct the entities’ most significant activities and the obligation to absorb losses or right to receive benefits that could potentially be significant to the VIEs. The Company’s investments in unconsolidated VIEs ranged from less than $1 million to $37 million, with an aggregate amount of approximately $1.8 billion at December 31, 2011, and from less than $1 million to $41 million, with an aggregate amount of approximately $2.0 billion at December 31, 2010. The Company’s investments in these unconsolidated VIEs generally are carried in other assets on the consolidated balance sheet. While the Company believes potential losses from these investments are remote, the Company’s maximum exposure to loss from these unconsolidated VIEs was approximately $4.8 billion at December 31, 2011, compared with $5.0 billion at December 31, 2010. The maximum exposure to loss was primarily related to community development tax-advantaged investments and included $1.8 billion at December 31, 2011 and $1.9 billion at December 31, 2010 recorded on the Company’s consolidated balance sheet and $3.0 billion at December 31, 2011 and 2010 of previously recorded tax credits which remain subject to recapture by taxing authorities based on compliance features required to be met at the project level. The remaining amounts related to investments in private investment funds and partnerships for which the maximum exposure to loss included amounts recorded on the consolidated balance sheet and any unfunded commitments. The maximum exposure was determined by assuming a scenario where the separate investments within the individual private funds were to become worthless, and the community-based business and housing projects and related tax credits completely failed and did not meet certain government compliance requirements.

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
NOTE 9	Premises and Equipment

Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2011	2010
Land	$525	$516
Buildings and improvements	3,144	3,073
Furniture, fixtures and equipment	2,449	2,791
Capitalized building and equipment leases	95	88
Construction in progress	44	50
	6,257	6,518
Less accumulated depreciation and amortization	(3,600)	(4,031)
Total	$2,657	$2,487

Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights
NOTE 10	Mortgage Servicing Rights

The Company serviced $191.1 billion of residential mortgage loans for others at December 31, 2011, and $173.9 billion at December 31, 2010. The net impact included in mortgage banking revenue of fair value changes of MSRs and derivatives used to economically hedge MSRs were net gains of $183 million, $139 million and $147 million for the years ended December 31, 2011, 2010 and 2009, respectively. Loan servicing fees, not including valuation changes, included in mortgage banking revenue, were $651 million, $600 million and $512 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Changes in fair value of capitalized MSRs for the years ended December 31, are summarized as follows:

(Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$1,837	$1,749	$1,194
Rights purchased	35	65	101
Rights capitalized	619	639	848
Changes in fair value of MSRs
Due to change in valuation assumptions (a)	(586)	(249)	(15)
Other changes in fair value (b)	(386)	(367)	(379)
Balance at end of period	$1,519	$1,837	$1,749

(a)	Principally reflects changes in prepayment speeds, and to a lessor extent, changes in discount rates and escrow earnings assumptions, primarily arising from interest rate changes.
(b)	Primarily represents changes due to collection/realization of expected cash flows over time (decay).

The estimated sensitivity to changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments as of December 31 follows:

	2011				2010
(Dollars in Millions)	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps
Net fair value	$21	$6	$–	$6	$6	$(5)	$5	$1

The fair value of MSRs and their sensitivity to changes in interest rates is influenced by the mix of the servicing portfolio and characteristics of each segment of the portfolio. The Company's servicing portfolio consists of the distinct portfolios of government-insured mortgages, conventional mortgages and Mortgage Revenue Bond Programs ("MRBP"). The servicing portfolios are predominantly comprised of fixed-rate agency loans with limited adjustable-rate or jumbo mortgage loans. The MRBP division specializes in servicing loans made under state and local housing authority programs. These programs provide mortgages to low-income and moderate-income borrowers and are generally government-insured programs with a favorable rate subsidy, down payment and/or closing cost assistance.

A summary of the Company's MSRs and related characteristics by portfolio as of December 31 follows:

	2011				2010
(Dollars in Millions)	MRBP	Government	Conventional (b)	Total	MRBP	Government	Conventional (b)	Total
Servicing portfolio	$13,357	$32,567	$145,158	$191,082	$12,646	$28,880	$132,393	$173,919
Fair market value	$155	$290	$1,074	$1,519	$166	$342	$1,329	$1,837
Value (bps) (a)	116	89	74	79	131	118	100	106
Weighted-average servicing fees (bps)	40	36	29	31	40	38	30	32
Multiple (value/servicing fees)	2.90	2.47	2.55	2.55	3.28	3.11	3.33	3.31
Weighted-average note rate	5.50%	5.08%	4.97%	5.03%	5.75%	5.35%	5.27%	5.32%
Age (in years)	4.2	2.5	2.8	2.8	4.1	2.2	2.7	2.7
Expected prepayment (constant prepayment rate)	12.9%	21.1%	22.1%	21.3%	12.3%	17.2%	16.2%	16.1%
Expected life (in years)	6.4	4.0	3.8	4.0	6.7	5.1	5.3	5.4
Discount rate	12.1%	11.3%	10.0%	10.4%	11.9%	11.4%	10.3%	10.6%

(a)	Value is calculated as fair market value divided by the servicing portfolio
(b)	Represents loans sold to government sponsored enterprises.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets
NOTE 11	Intangible Assets

Intangible assets consisted of the following:

	Estimated Life (a)	Amortization Method (b)		Balance
At December 31 (Dollars in Millions)				2011	2010
Goodwill		(c	)	$8,927	$8,954
Merchant processing contracts	10 years/8 years	SL/AC		348	421
Core deposit benefits	18 years/5 years	SL/AC		232	283
Mortgage servicing rights		(c	)	1,519	1,837
Trust relationships	10 years/6 years	SL/AC		166	200
Other identified intangibles	9 years/5 years	SL/AC		471	472
Total				$11,663	$12,167

(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.
(b)	Amortization methods: SL = straight line method AC = accelerated methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Merchant processing contracts	$90	$102	$117
Core deposit benefits	81	102	103
Trust relationships	35	49	62
Other identified intangibles	93	114	105
Total	$299	$367	$387

The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2012	$275
2013	221
2014	168
2015	132
2016	102

The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2011 and 2010:

(Dollars in Millions)	Wholesale Banking and Commercial Real Estate	Consumer and Small Business Banking	Wealth Management and Securities Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2009	$1,605	$3,526	$1,515	$2,365	$–	$9,011
Goodwill acquired	–	9	5	–	–	14
Disposal	–	–	(57)	–	–	(57)
Other (a)	–	–	–	(14)	–	(14)
Balance at December 31, 2010	$1,605	$3,535	$1,463	$2,351	$–	$8,954
Other (a)	–	(21)	–	(6)	–	(27)
Balance at December 31, 2011	$1,605	$3,514	$1,463	$2,345	$–	$8,927

(a)	Other changes in goodwill include a reclassification from goodwill to covered loans related to an FDIC-assisted acquisition for Consumer and Small Business Banking and the effect of foreign exchange translation for Payment Services.

Short-Term Borrowings (a)	12 Months Ended
Dec. 31, 2011
Short-term Borrowings and Long-term Debt [Abstract]
Short-Term Borrowings (a)
NOTE 12	Short-Term Borrowings (a)

The following table is a summary of short-term borrowings for the last three years:

	2011		2010		2009
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate
At year-end
Federal funds purchased	$1,036	.11%	$776	.17%	$1,329	.11%
Securities sold under agreements to repurchase	6,986	3.35	9,261	2.70	8,866	2.82
Commercial paper	15,973	.12	15,885	.20	14,608	.17
Other short-term borrowings	6,473	.26	6,635	.59	6,509	.48
Total	$30,468	.89%	$32,557	.99%	$31,312	.98%
Average for the year
Federal funds purchased (b)	$968	22.61%	$2,180	10.09%	$2,457	8.22%
Securities sold under agreements to repurchase	7,483	3.22	9,211	2.75	8,915	2.84
Commercial paper	15,204	.15	15,349	.20	10,924	.32
Other short-term borrowings	7,048	.77	6,979	.75	6,853	.89
Total (b)	$30,703	1.75%	$33,719	1.65%	$29,149	1.89%
Maximum month-end balance
Federal funds purchased	$1,172		$6,034		$6,352
Securities sold under agreements to repurchase	9,071		9,261		9,154
Commercial paper	16,768		15,981		14,608
Other short-term borrowings	7,514		8,700		9,550

(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.
(b)	Average federal funds purchased and total short-term borrowings rates include amounts paid by the Company to certain corporate card customers for paying outstanding noninterest-bearing corporate card balances within certain time frames per specific agreements. These activities reduce the Company’s short-term funding needs, and if they did not occur, the Company would use other funding alternatives, including the use of federal funds purchased. The amount of this compensation expense paid by the Company and included in federal funds purchased and total short-term borrowings rates for 2011, 2010 and 2009 was $218 million, $216 million and $199 million, respectively.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Short-term Borrowings and Long-term Debt [Abstract]
Long-Term Debt
NOTE 13	Long-Term Debt

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2011	2010
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	7.500%	2026	$199	$199
	Fixed	3.442%	2016	500	–
Convertible senior debentures	Floating	–%	2035	10	10
	Floating	–%	2036	10	64
	Floating	–%	2037	21	21
Medium-term notes	Fixed	1.125%-4.200%	2012-2021	10,530	8,280
	Floating	.694%	2012	500	500
Junior subordinated debentures	Fixed	6.300%-6.625%	2039-2067	2,691	3,985
Capitalized lease obligations, mortgage indebtedness and other (b)				132	(22)
Subtotal				14,593	13,037
Subsidiaries
Subordinated notes	Fixed	6.375%	2011	–	1,500
	Fixed	6.300%	2014	963	963
	Fixed	4.950%	2014	1,000	1,000
	Fixed	4.800%	2015	500	500
	Fixed	4.375%	2017	1,169	1,348
	Fixed	3.778%	2020	500	500
	Floating	.681%	2014	414	550
Federal Home Loan Bank advances	Fixed	.500%-8.250%	2012-2026	3,710	4,101
	Floating	.392%-1.204%	2012-2017	4,332	4,332
Bank notes	Fixed	5.920%	2012	99	125
	Floating	.191%-.640%	2012-2048	1,146	1,157
Capitalized lease obligations, mortgage indebtedness and other (b)				3,527	2,424
Subtotal				17,360	18,500
Total				$31,953	$31,537

(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.43 percent, 2.31 percent and 1.01 percent, respectively.
(b)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Convertible senior debentures issued by the Company pay interest on a quarterly basis until a specified period of time (five or nine years prior to the applicable maturity date). After this date, the Company will not pay interest on the debentures prior to maturity. On the maturity date or on any earlier redemption date, the holder will receive the original principal plus accrued interest. The debentures are convertible at any time on or prior to the maturity date. If the convertible senior debentures are converted, holders of the debentures will generally receive cash up to the accreted principal amount of the debentures plus, if the market price of the Company's stock exceeds the conversion price in effect on the date of conversion, a number of shares of the Company's common stock, or an equivalent amount of cash at the Company's option, as determined in accordance with specified terms. The convertible senior debentures are callable by the Company and putable by the investors at a price equal to 100 percent of the accreted principal amount plus accrued and unpaid interest. During 2011, investors elected to put debentures with a principal amount of $54 million back to the Company. At December 31, 2011, the weighted average conversion price per share for all convertible issuances was $38.66.

During 2010, the Company retired $575 million of 5.54 percent fixed-rate junior subordinated debentures issued to a wholly-owned unconsolidated trust, formed for the purpose of issuing redeemable Income Trust Securities ("ITS") to third party investors. During 2011, the same wholly-owned unconsolidated trust sold the remaining $676 million of junior subordinated debentures to investors to generate cash proceeds to purchase the Company's Series A Non-Cumulative Perpetual Preferred Stock ("Series A Preferred Stock"). As part of this sale, a consolidated subsidiary of the Company purchased $176 million of the junior subordinated debentures, which effectively retired the debt. The Company classifies the remaining $500 million as subordinated notes in long-term debt. In addition, during 2011, the Company elected to redeem $618 million of junior subordinated debentures issued to four other wholly-owned unconsolidated trusts that had interest payable at fixed rates ranging from 5.75 percent to 10.20 percent. Refer to Note 14, "Junior Subordinated Debentures" for further information on the nature and terms of junior subordinated debentures. There were no issuances of junior subordinated debentures in 2011 or 2010.

The Company has arrangements with the Federal Home Loan Bank and Federal Reserve Bank whereby the Company could have borrowed an additional $56.4 billion and $48.1 billion at December 31, 2011 and 2010, respectively, based on collateral available.

Maturities of long-term debt outstanding at December 31, 2011, were:

(Dollars in Millions)	Parent Company	Consolidated
2012	$2,672	$7,046
2013	2,848	3,338
2014	1,499	4,158
2015	1,747	3,041
2016	1,945	4,016
Thereafter	3,882	10,354
Total	$14,593	$31,953

Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures [Abstract]
Junior Subordinated Debentures
NOTE 14	Junior Subordinated Debentures

As of December 31, 2011, the Company sponsored, and wholly owned 100 percent of the common equity of, five unconsolidated trusts that were formed for the purpose of issuing Company-obligated mandatorily redeemable preferred securities (“Trust Preferred Securities”) to third party investors and investing the proceeds from the sale of the Trust Preferred Securities solely in junior subordinated debt securities of the Company (the “Debentures”). The Debentures held by these trusts, which totaled $2.7 billion, are the sole assets of these trusts. The Company’s obligations under the Debentures and related documents, taken together, constitute a full and unconditional guarantee by the Company of the obligations of the trusts. The guarantee covers the distributions and payments on liquidation or redemption of the Trust Preferred Securities, but only to the extent of funds held by the trusts. The Company has the right to redeem the Debentures in whole or in part, on or after specific dates, at a redemption price specified in the indentures plus any accrued but unpaid interest to the redemption date. The Company used the proceeds from the sales of the Debentures for general corporate purposes.

In addition, as of December 31, 2011, the Company sponsored, and wholly owned 100 percent of the common equity of, USB Capital IX, a wholly-owned unconsolidated trust, formed for the purpose of issuing redeemable ITS to third party investors, originally investing the proceeds in Debentures issued by the Company and entering into stock purchase contracts to purchase preferred stock in the future. The Company's obligations under the transaction documents, taken together, have the effect of providing a full and unconditional guarantee by the Company, on a subordinated basis, of the payment obligations of the trust. During 2010, the Company exchanged depositary shares representing an ownership interest in the Company's Series A Preferred Stock to acquire a portion of the ITS issued by USB Capital IX. This exchange allowed the Company to retire $575 million of the Debentures and cancel a pro-rata portion of stock purchase contracts. During 2011, USB Capital IX sold the remaining $676 million of Debentures to investors to generate cash proceeds to be used to purchase the Company's Series A Preferred Stock pursuant to the stock purchase contracts. As of December 31, 2011, $676 million of the Company's Series A Preferred Stock is the sole asset of USB Capital IX.

The following table is a summary of the securities issued and, the Debentures held by five of the trusts included in long-term debt, as of December 31, 2011:

Issuance Trust (Dollars in Millions)	Issuance Date	Securities Amount	Debentures Amount	Rate Type	Rate	Maturity Date	Earliest Redemption Date
USB Capital XIII	December 2009	$500	$501	Fixed	6.63	December 2039	December 15, 2014
USB Capital XII	February 2007	535	536	Fixed	6.30	February 2067	February 15, 2012
USB Capital XI	August 2006	765	766	Fixed	6.60	September 2066	September 15, 2011
USB Capital X	April 2006	500	501	Fixed	6.50	April 2066	April 12, 2011
USB Capital IX	March 2006	675	–	N/A	N/A	N/A	N/A
USB Capital VIII	December 2005	375	387	Fixed	6.35	December 2065	December 29, 2010
Total		$3,350	$2,691

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 15	Shareholders’ Equity

At December 31, 2011 and 2010, the Company had authority to issue 4 billion shares of common stock and 50 million shares of preferred stock. The Company had 1.9 billion shares of common stock outstanding at December 31, 2011 and 2010, and had 146 million shares reserved for future issuances, primarily under stock option plans and shares that may be issued in connection with the Company’s convertible senior debentures, at December 31, 2011.

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock was as follows:

	2011				2010
At December 31 (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	5,746	$575	$145	$430
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series D	20,000	500	–	500	20,000	500	–	500
Total preferred stock (a)	72,510	$2,751	$145	$2,606	65,746	$2,075	$145	$1,930

(a)	The par value of all shares issued and outstanding at December 31, 2011 and 2010, was $1.00 per share.

During 2010, the Company issued depositary shares representing an ownership interest in 5,746 shares of Series A Preferred Stock to investors, in exchange for their portion of USB Capital IX Income Trust Securities. During 2011, the Company issued depositary shares representing an ownership interest in 6,764 shares of Series A Preferred Stock to USB Capital IX, thereby settling the stock purchase contract established between the Company and USB Capital IX as part of the 2006 issuance of USB Capital IX Income Trust Securities. The preferred shares were issued to USB Capital IX for the purchase price specified in the stock forward purchase contract. The Series A Preferred stock has a liquidation preference of $100,000 per share, no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus 1.02 percent or 3.50 percent. The Series A Preferred Stock is redeemable at the Company’s option, subject to prior approval by the Federal Reserve Board.

During 2006, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series B Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series B Preferred Stock”), and during 2008, the Company issued depositary shares representing an ownership interest in 20,000 shares of Series D Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series D Preferred Stock”). The Series B Preferred Stock and Series D Preferred Stock have no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus .60 percent, or 3.50 percent on the Series B Preferred Stock, and 7.875 percent per annum on the Series D Preferred Stock. Both series are redeemable at the Company’s option, on or after specific dates, subject to the prior approval of the Federal Reserve Board.

During 2011, 2010 and 2009, the Company repurchased shares of its common stock under various authorizations approved by its Board of Directors. As of December 31, 2011, the Company had approximately 29 million shares that may yet be purchased under the current Board of Directors approved authorization.

The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2011	22	$550
2010	1	16
2009	—	4

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

	Transactions			Balances Net-of-Tax
(Dollars in Millions)	Pre-tax	Tax-effect	Net-of-tax
2011
Changes in unrealized gains and losses on securities available-for-sale	$920	$(351)	$569	$360
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(25)	10	(15)	–
Unrealized gain (loss) on derivative hedges	(343)	130	(213)	(484)
Foreign currency translation	(16)	6	(10)	(49)
Realized loss on derivative hedges	–	–	–	(5)
Reclassification for realized (gains) losses	363	(138)	225	–
Unrealized gains (losses) on retirement plans	(464)	177	(287)	(1,022)
Total	$435	$(166)	$269	$(1,200)
2010
Changes in unrealized gains and losses on securities available-for-sale	$432	$(163)	$269	$(213)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(66)	25	(41)	–
Unrealized gain (loss) on derivative hedges	(145)	56	(89)	(408)
Foreign currency translation	24	(10)	14	(39)
Realized loss on derivative hedges	–	–	–	(6)
Reclassification for realized (gains) losses	(28)	11	(17)	–
Unrealized gains (losses) on retirement plans	(197)	76	(121)	(803)
Total	$20	$(5)	$15	$(1,469)
2009
Changes in unrealized gains and losses on securities available-for-sale	$2,131	$(810)	$1,321	$(393)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(402)	153	(249)	–
Unrealized gain (loss) on derivative hedges	516	(196)	320	(319)
Foreign currency translation	40	(15)	25	(53)
Realized loss on derivative hedges	–	–	–	(8)
Reclassification for realized (gains) losses	492	(187)	305	–
Unrealized gains (losses) on retirement plans	254	(97)	157	(711)
Total	$3,031	$(1,152)	$1,879	$(1,484)

Regulatory Capital The measures used to assess capital by bank regulatory agencies include two principal risk-based ratios, Tier 1 and total risk-based capital. Tier 1 capital is considered core capital and includes common shareholders’ equity plus qualifying preferred stock, trust preferred securities and noncontrolling interests in consolidated subsidiaries (subject to certain limitations), and is adjusted for the aggregate impact of certain items included in other comprehensive income (loss). Total risk-based capital includes Tier 1 capital and other items such as subordinated debt and the allowance for credit losses. Both measures are stated as a percentage of risk-adjusted assets, which are measured based on their perceived credit risk and include certain off-balance sheet exposures, such as unfunded loan commitments, letters of credit, and derivative contracts. The Company is also subject to a leverage ratio requirement, a non risk-based asset ratio, which is defined as Tier 1 capital as a percentage of average assets adjusted for goodwill and other non-qualifying intangibles and other assets.

For a summary of the regulatory capital requirements and the actual ratios as of December 31, 2011 and 2010, for the Company and its bank subsidiaries, see Table 22 included in Management’s Discussion and Analysis, which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table provides the components of the Company's regulatory capital at December 31:

(Dollars in Millions)	2011	2010
Tier 1 Capital
Common shareholders' equity	$31,372	$27,589
Qualifying preferred stock	2,606	1,930
Qualifying trust preferred securities	2,675	3,949
Noncontrolling interests, less preferred
stock not eligible for Tier 1 capital	687	692
Less intangible assets
Goodwill (net of deferred tax liability)	(8,239)	(8,337)
Other disallowed intangible assets	(905)	(1,097)
Other (a)	977	1,221
Total Tier 1 Capital	29,173	25,947
Tier 2 Capital
Eligible portion of allowance for credit losses	3,412	3,125
Eligible subordinated debt	3,469	3,943
Other	13	18
Total Tier 2 Capital	6,894	7,086
Total Risk Based Capital	$36,067	$33,033
Risk-Weighted Assets	$271,333	$247,619

(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Noncontrolling interests principally represent preferred stock of consolidated subsidiaries. During 2006, the Company’s primary banking subsidiary formed USB Realty Corp., a real estate investment trust, for the purpose of issuing 5,000 shares of Fixed-to-Floating Rate Exchangeable Non-cumulative Perpetual Series A Preferred Stock with a liquidation preference of $100,000 per share (“Series A Preferred Securities”) to third party investors, and investing the proceeds in certain assets, consisting predominately of mortgage-backed securities from the Company. Dividends on the Series A Preferred Securities, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum of 6.091 percent from December 22, 2006 to, but excluding, January 15, 2012. After January 15, 2012, the rate will be equal to three-month LIBOR plus 1.147 percent. If USB Realty Corp. has not declared a dividend on the Series A Preferred Securities before the dividend payment date for any dividend period, such dividend shall not be cumulative and shall cease to accrue and be payable, and USB Realty Corp. will have no obligation to pay dividends accrued for such dividend period, whether or not dividends on the Series A Preferred Securities are declared for any future dividend period.

The Series A Preferred Securities will be redeemable, in whole or in part, at the option of USB Realty Corp. on the dividend payment date occurring in January 2012 and each fifth anniversary thereafter, or in whole but not in part, at the option of USB Realty Corp. on any dividend date before or after January 2012 that is not a five-year date. Any redemption will be subject to the approval of the Office of the Comptroller of the Currency.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 16	Earnings Per Share

The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2011	2010	2009
Net income attributable to U.S. Bancorp	$4,872	$3,317	$2,205
Preferred dividends	(129)	(89)	(228)
Equity portion of gain on ITS exchange transaction, net of tax (a)	—	118	—
Accretion of preferred stock discount	—	—	(14)
Deemed dividend on preferred stock redemption (b)	—	—	(154)
Earnings allocated to participating stock awards	(22)	(14)	(6)
Net income applicable to U.S. Bancorp common shareholders	$4,721	$3,332	$1,803
Average common shares outstanding	1,914	1,912	1,851
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9	9	8
Average diluted common shares outstanding	1,923	1,921	1,859
Earnings per common share	$2.47	$1.74	$.97
Diluted earnings per common share	$2.46	$1.73	$.97

(a)	During 2010, the Company exchanged depositary shares representing an ownership interest in 5,746 shares of Series A Preferred Stock for approximately 46 percent of the outstanding ITS issued by USB Capital IX to third party investors, retired a pro-rata portion of the related junior subordinated debentures and cancelled a pro-rata portion of the related stock purchase contracts.
(b)	Represents the unaccreted discount remaining on the Company's Series E Fixed Rate Cumulative Perpetual Preferred Stock at the redemption date.

Options and warrants outstanding at December 31, 2011, 2010 and 2009, to purchase 54 million, 56 million and 70 million common shares, respectively, were not included in the computation of diluted earnings per share for the years ended December 31, 2011, 2010 and 2009, respectively, because they were antidilutive. Convertible senior debentures that could potentially be converted into shares of the Company's common stock pursuant to specified formulas, were not included in the computation of dilutive earnings per share because they were antidilutive.

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Employee Benefits
NOTE 17	Employee Benefits

Employee Retirement Savings Plan The Company has a defined contribution retirement savings plan that covers substantially all its employees. Qualified employees are allowed to contribute up to 75 percent of their annual compensation, subject to Internal Revenue Service limits, through salary deductions under Section 401(k) of the Internal Revenue Code. Employee contributions are invested, at the employees’ direction, among a variety of investment alternatives. Employee contributions are 100 percent matched by the Company, up to four percent of an employee’s eligible annual compensation. The Company’s matching contribution vests immediately. Although the matching contribution is initially invested in the Company’s common stock, an employee can reinvest the matching contribution among various investment alternatives. Total expense for the Company’s matching contributions was $103 million, $96 million and $78 million in 2011, 2010 and 2009, respectively.

Pension Plans The Company has tax qualified noncontributory defined benefit pension plans that provide benefits to substantially all its employees. Pension benefits are provided to eligible employees based on years of service, multiplied by a percentage of their final average pay. As a result of plan mergers, pension benefits may also be provided using two cash balance benefit formulas where only investment or interest credits continue to be credited to participants’ accounts. Effective January 1, 2010, the Company established a new cash balance formula for certain current and all future eligible employees. Participants receive annual pay credits based on eligible pay multiplied by a percentage determined by their age and years of service. Participants also receive an annual interest credit. Employees become vested upon completing three years of vesting service.

In general, the Company’s qualified pension plans’ objectives include maintaining a funded status sufficient to meet participant benefit obligations over time while reducing long-term funding requirements and pension costs. The Company has an established process for evaluating all of the plans, their performance and significant plan assumptions, including the assumed discount rate and the long-term rate of return (“LTROR”). Annually, the Company’s Compensation and Human Resources Committee (the “Committee”), assisted by outside consultants, evaluates plan objectives, funding policies and plan investment policies considering its long-term investment time horizon and asset allocation strategies. The process also evaluates significant plan assumptions. Although plan assumptions are established annually, the Company may update its analysis on an interim basis in order to be responsive to significant events that occur during the year, such as plan mergers and amendments.

The Company’s funding policy is to contribute amounts to its plans sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended by the Pension Protection Act, plus such additional amounts as the Company determines to be appropriate. The Company made no contributions to the qualified pension plans in 2011 or 2010, and anticipates no contributions in 2012. Any contributions made to the qualified plans are invested in accordance with established investment policies and asset allocation strategies.

In addition to the funded qualified pension plans, the Company maintains non-qualified plans that are unfunded and provide benefits to certain employees. The assumptions used in computing the accumulated benefit obligation, the projected benefit obligation and net pension expense are substantially consistent with those assumptions used for the funded qualified plans. In 2012, the Company expects to contribute $21 million to its non-qualified pension plans which equals the 2012 expected benefit payments.

Postretirement Welfare Plan In addition to providing pension benefits, the Company provides health care and death benefits to certain retired employees. Generally, all active employees may become eligible for subsidized retiree health care benefits by meeting defined age and service requirements. The medical plan contains other cost-sharing features such as deductibles and coinsurance. The estimated cost of these retiree benefit payments is accrued during the employees’ active service. Contributions have previously been made to the plan, and in 2012, the Company anticipates no contributions to its postretirement welfare plan.

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the consolidated balance sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2011	2010
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$2,929	$2,496	$181	$186
Service cost	119	93	4	7
Interest cost	169	155	9	11
Plan participants' contributions	–	–	13	11
Actuarial loss (gain)	177	309	(15)	(11)
Benefit payments	(105)	(93)	(25)	(25)
Lump sum settlements	(28)	(31)	–	–
Federal subsidy on benefits paid	–	–	3	2
Benefit obligation at end of measurement period (a)	$3,261	$2,929	$170	$181
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$2,305	$2,089	$131	$144
Actual return on plan assets	(90)	321	—	—
Employer contributions	21	19	1	1
Plan participants' contributions	—	—	13	11
Benefit payments	(105)	(93)	(25)	(25)
Lump sum settlements	(28)	(31)	—	—
Fair value at end of measurement period	$2,103	$2,305	$120	$131
Funded (Unfunded) Status	$(1,158)	$(624)	$(50)	$(50)
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$–	$6	$–	$–
Current benefit liability	(21)	(24)	–	–
Noncurrent benefit liability	(1,137)	(606)	(50)	(50)
Recognized amount	$(1,158)	$(624)	$(50)	$(50)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,746)	$(1,398)	$67	$63
Net prior service credit (cost)	25	35	–	1
Net transition asset (obligation)	–	–	–	(1)
Recognized amount	$(1,721)	$(1,363)	$67	$63

(a)	At December 31, 2011 and 2010, the accumulated benefit obligation for all pension plans was $3.0 billion and $2.7 billion, respectively.

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2011	2010
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$3,261	$2,895
Fair value of plan assets	2,103	2,265
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	2,986	2,698
Fair value of plan assets	2,066	2,265

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Components Of Net Periodic Benefit Cost
Service cost	$119	$93	$80	$4	$7	$6
Interest cost	169	155	152	9	11	11
Expected return on plan assets	(207)	(215)	(215)	(5)	(5)	(5)
Prior service cost (credit) and transition obligation (asset) amortization
	(9)	(12)	(6)	–	–	–
Actuarial loss (gain) amortization	125	64	49	(6)	(5)	(7)
Net periodic benefit cost	$197	$85	$60	$2	$8	$5
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(474)	$(203)	$230	$10	$6	$(11)
Net actuarial loss (gain) amortized during the year	125	64	49	(6)	(5)	(7)
Net prior service credit (cost) arising during the year	–	–	35	–	–	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(9)	(12)	(6)	–	–	–
Total recognized in other comprehensive income (loss)	$(358)	$(151)	$308	$4	$1	$(18)
Total recognized in net periodic benefit cost and other comprehensive income (loss) (a) (b)	$(555)	$(236)	$248	$2	$(7)	$(23)

(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 are $161 million and $(5) million, respectively.
(b)	The pretax estimated actuarial loss (gain) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 is $(7) million.

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2011	2010
Discount rate (a)	5.1%	5.7%	4.3%	4.9%
Rate of compensation increase (b)	4.1	4.0	*	*
Health care cost trend rate for the next year (c)
Prior to age 65			8.0%	8.0%
After age 65			12.0	14.0
Effect on accumulated postretirement benefit obligation
One percent increase			$8	$10
One percent decrease			(8)	(9)

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.8, 11.4 and 7.7 years, respectively, for 2011, and of 14.0, 11.0 and 7.7 years, respectively, for 2010.
(b)	Determined on a liability weighted basis.
(c)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Discount rate (a)	5.7%	6.2%	6.4%	4.9%	5.6%	6.3%
Expected return on plan assets (b)	8.3	8.5	8.5	3.5	3.5	3.5
Rate of compensation increase (c)	4.0	3.0	3.0	*	*	*
Health care cost trend rate (d)
Prior to age 65				8.0%	8.0%	7.0%
After age 65				14.0	14.0	21.0
Effect on total of service cost and interest cost
One percent increase				$–	$–	$1
One percent decrease				–	–	(1)

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.8, 11.4 and 7.7 years, respectively, for 2011, and of 14.0, 11.0 and 7.7 years, respectively, for 2010.
(b)	With the help of an independent pension consultant, a range of potential expected rates of return, economic conditions, historical performance relative to assumed rates of return and asset allocation, and peer group LTROR information are used in developing the plan assumptions for its expected long-term rates of return on plan assets. The Company determined its 2011 expected long-term rates of return reflect current economic conditions and plan assets.
(c)	Determined on a liability weighted basis.
(d)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

Investment Policies and Asset Allocation In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the U.S. and in foreign countries.

Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. While an asset allocation including debt securities and other assets generally has lower volatility and may provide protection in a declining interest rate environment, it limits the pension plans’ long-term up-side potential. Given the pension plans’ investment horizon and the financial viability of the Company to meet its funding objectives, the Committee has determined that an asset allocation strategy investing principally in global equities diversified among various domestic and international equity categories is appropriate. The target asset allocation for the Company’s qualified pension plans at December 31, 2011 is 45 percent passively managed global equities, 25 percent actively managed global equities, 10 percent domestic mid-small cap equities, 5 percent emerging markets equities, 5 percent real estate equities, and 10 percent long term debt securities. The target asset allocation at December 31, 2010 was 55 percent domestic large cap equities, 19 percent domestic mid cap equities, 6 percent domestic small cap equities and 20 percent international equities.

At December 31, 2011 and 2010, plan assets of the qualified pension plans included asset management arrangements with related parties totaling $95 million and $512 million, respectively.

Under a contractual agreement with U.S. Bancorp Asset Management, Inc. an affiliate of the Company, certain plan assets are lent to qualified borrowers on a short-term basis in exchange for investment fee income. These borrowers may collateralize the loaned securities with either cash or non-cash securities. Cash collateral held at December 31, 2011 and 2010 totaled $12 million and $232 million, respectively, with corresponding obligations to return the cash collateral of $20 million and $240 million, respectively.

Per authoritative accounting guidance, the Company groups plan assets into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to Note 21 for further discussion on these levels.

The assets of the qualified pension plans include investments in equity and U.S. Treasury securities whose fair values are determined based on quoted prices in active markets and are classified within Level 1 of the fair value hierarchy. The qualified pension plans also invest in collective investment and mutual funds whose fair values are determined using the net asset value provided by the administrator of the fund and as a result are classified as Level 2. In addition, the qualified pension plans invest in long-term debt securities that are valued using third party pricing services and are classified as Level 2. The qualified pension plan invests in a money market mutual fund with cash collateral from its securities lending arrangement, whose fair value is determined based on quoted prices in markets that are less active and therefore is classified as Level 2. Additionally, the qualified pension plan has investments in limited partnership interests and debt securities whose fair values are determined by the Company by analyzing the limited partnerships’ audited financial statements and by averaging the prices obtained from independent pricing services, respectively. These securities are classified as Level 3.

The following table summarizes the plan investment assets measured at fair value at December 31:

	Pension Plans						Postretirement Welfare Plan
	2011			2010			2011	2010
(Dollars in Millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 1
Cash and cash equivalents	$16	$–	$–	$30	$–	$–	$120	$131
Long-term debt securities	63	36	7	–	–	8	–	–
Domestic equity securities	232	–	–	1,174	–	–	–	–
Domestic mid-small cap equity securities	159	–	–	515	–	–	–	–
International equity securities	250	–	–	537	–	–	–	–
Real estate equity securities	103	–	–	51	–	–	–	–
Collective investment funds
Domestic equity securities	–	509	–	–	–	–	–	–
Domestic mid-small cap equity securities	–	53	–	–	–	–	–	–
Emerging markets equity securities	–	51	–	–	–	–	–	–
International equity securities	–	455	–	–	–	–	–	–
Mutual funds
Money market	–	6	–	–	224	–	–	–
Long-term debt securities	–	127	–	–	–	–	–	–
Emerging markets equity securities	–	50	–	–	–	–	–	–
Other	–	–	6	–	–	6	–	–
Total (a)	$823	$1,287	$13	$2,307	$224	$14	$120	$131

(a)	Total investment assets of the pension plans exclude obligations to return cash collateral to qualified borrowers of $20 million and $240 million at December 31, 2011 and 2010, respectively, under security lending arrangements.

The following table summarizes the changes in fair value for all plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2011		2010
(Dollars in Millions)	Debt Securities	Other	Debt Securities	Other
Balance at beginning of period	$8	$6	$7	$6
Unrealized gains (losses) relating to assets still held at end of year	–	(9)	3	–
Purchases, sales, principal payments, issuances, and settlements	(1)	9	(2)	–
Balance at end of period	$7	$6	$8	$6

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan (a)	Medicare Part D Subsidy
2012	$146	$17	$2
2013	153	18	3
2014	160	19	3
2015	166	20	3
2016	173	20	3
2017—2021	988	93	3
(a)	Net of retiree contributions and before Medicare Part D subsidy.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-based Compensation [Abstract]
Stock-Based Compensation
NOTE 18	Stock-Based Compensation

As part of its employee and director compensation programs, the Company may grant certain stock awards under the provisions of the existing stock compensation plans, including plans assumed in acquisitions. The plans provide for grants of options to purchase shares of common stock at a fixed price equal to the fair value of the underlying stock at the date of grant. Option grants are generally exercisable up to ten years from the date of grant. In addition, the plans provide for grants of shares of common stock or stock units that are subject to restriction on transfer prior to vesting. Most stock and unit awards vest over three to five years and are subject to forfeiture if certain vesting requirements are not met. Stock incentive plans of acquired companies are generally terminated at the merger closing dates. Participants under such plans receive the Company’s common stock, or options to buy the Company’s stock, based on the conversion terms of the various merger agreements. At December 31, 2011, there were 65 million shares (subject to adjustment for forfeitures) available for grant under various plans.

Stock Option Awards

The following is a summary of stock options outstanding and exercised under various stock options plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
2011
Number outstanding at beginning of period	85,622,705	$26.80
Granted	4,063,369	28.66
Exercised	(8,508,107)	19.49
Cancelled (a)	(5,354,026)	28.44
Number outstanding at end of period (b)	75,823,941	$27.60	5.2	$(42)
Exercisable at end of period	57,039,334	$29.14	4.4	$(120)
2010
Number outstanding at beginning of period	88,379,469	$26.49
Granted	5,417,631	23.98
Exercised	(5,769,586)	19.38
Cancelled (a)	(2,404,809)	27.03
Number outstanding at end of period (b)	85,622,705	$26.80	5.5	$15
Exercisable at end of period	57,542,065	$28.28	4.4	$(76)
2009
Number outstanding at beginning of period	82,293,011	$29.08
Granted	14,316,237	12.04
Exercised	(1,085,328)	19.98
Cancelled (a)	(7,144,451)	28.33
Number outstanding at end of period (b)	88,379,469	$26.49	6.1	$(352)
Exercisable at end of period	50,538,048	$27.52	4.5	$(253)

(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Stock-based compensation expense is based on the estimated fair value of the award at the date of grant or modification. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model, requiring the use of subjective assumptions. Because employee stock options have characteristics that differ from those of traded options, including vesting provisions and trading limitations that impact their liquidity, the determined value used to measure compensation expense may vary from their actual fair value. The following table includes the weighted average estimated fair value and assumptions utilized by the Company for newly issued grants:

Year Ended December 31	2011	2010	2009
Estimated fair value	$10.55	$8.36	$3.39
Risk-free interest rates	2.5%	2.5%	1.8%
Dividend yield	2.5%	3.0%	4.2%
Stock volatility factor	.47	.47	.44
Expected life of options (in years)	5.5	5.5	5.5

Expected stock volatility is based on several factors including the historical volatility of the Company’s stock, implied volatility determined from traded options and other factors. The Company uses historical data to estimate option exercises and employee terminations to estimate the expected life of options. The risk-free interest rate for the expected life of the options is based on the U.S. Treasury yield curve in effect on the date of grant. The expected dividend yield is based on the Company’s expected dividend yield over the life of the options.

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Fair value of options vested	$54	$61	$74
Intrinsic value of options exercised	61	35	3
Cash received from options exercised	165	112	22
Tax benefit realized from options exercised	23	13	1

To satisfy option exercises, the Company predominantly uses treasury stock.

Additional information regarding stock options outstanding as of December 31, 2011, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 - $15.00	10,225,221	7.1	$11.42	4,141,927	$11.43
$15.01 - $20.00	212,080	4.4	19.28	182,151	19.50
$20.01 - $25.00	10,530,634	4.3	22.68	6,814,608	22.05
$25.01 - $30.00	17,848,881	4.8	29.12	13,566,583	29.32
$30.01 - $35.00	27,400,486	5.2	31.65	22,727,835	31.55
$35.01 - $36.25	9,606,639	5.0	36.07	9,606,230	36.07
	75,823,941	5.2	$27.60	57,039,334	$29.14

Restricted Stock and Unit Awards

A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2011		2010		2009
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value
Nonvested Shares
Outstanding at beginning of period	8,811,027	$19.74	6,788,203	$16.68	2,420,535	$32.42
Granted	3,136,086	28.20	4,398,660	24.05	5,435,363	12.09
Vested	(2,552,979)	20.15	(1,862,228)	18.71	(869,898)	31.84
Cancelled	(398,839)	22.20	(513,608)	20.00	(197,797)	16.52
Outstanding at end of period	8,995,295 (a)	$22.46	8,811,027	$19.74	6,788,203	$16.68

(a)	Includes maximum number of shares to be received by participants under awards that are based on the achievement of certain future performance criteria by the Company.

The total fair value of shares vested was $72 million, $44 million, and $12 million for 2011, 2010 and 2009, respectively. Stock-based compensation expense was $118 million, $113 million and $89 million for 2011, 2010 and 2009, respectively. On an after-tax basis, stock-based compensation was $73 million, $70 million and $55 million for 2011, 2010, and 2009, respectively. As of December 31, 2011, there was $156 million of total unrecognized compensation cost related to nonvested share-based arrangements granted under the plans. That cost is expected to be recognized over a weighted-average period of 2.4 years as compensation expense.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
NOTE 19	Income Taxes

The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Federal
Current	$907	$1,105	$765
Deferred	689	(339)	(499)
Federal income tax	1,596	766	266
State
Current	186	200	175
Deferred	59	(31)	(46)
State income tax	245	169	129
Total income tax provision	$1,841	$935	$395

A reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Tax at statutory rate	$2,320	$1,470	$921
State income tax, at statutory rates, net of federal tax benefit	159	110	84
Tax effect of
Tax credits, net of related expenses	(458)	(462)	(421)
Tax-exempt income	(226)	(214)	(202)
Noncontrolling interests	29	18	(11)
Other items	17	13	24
Applicable income taxes	$1,841	$935	$395

The tax effects of fair value adjustments on securities available-for-sale, derivative instruments in cash flow hedges, pension and post-retirement plans and certain tax benefits related to stock options are recorded directly to shareholders’ equity as part of other comprehensive income (loss).

In preparing its tax returns, the Company is required to interpret complex tax laws and regulations and utilize income and cost allocation methods to determine its taxable income. On an ongoing basis, the Company is subject to examinations by federal, state, local and foreign taxing authorities that may give rise to differing interpretations of these complex laws, regulations and methods. Due to the nature of the examination process, it generally takes years before these examinations are completed and matters are resolved. Included in earnings for 2011, 2010 and 2009 were changes in income tax expense and associated liabilities related to the resolution of various state income tax examinations which cover varying years from 2001 through 2008 in different states. The resolution of these cycles was the result of negotiations held between the Company and representatives of various taxing authorities throughout the examinations. Federal tax examinations for all years ending through December 31, 2006, are completed and resolved. The Company’s tax returns for the years ended December 31, 2007 and 2008 are under examination by the Internal Revenue Service, and during 2011, the Internal Revenue Service began its examination of the Company’s tax returns for the years ended December 31, 2009 and 2010. The years open to examination by state and local government authorities vary by jurisdiction.

A reconciliation of the changes in the federal, state and foreign unrecognized tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$532	$440	$283
Additions for tax positions taken in prior years	24	116	31
Additions for tax positions taken in the current year	2	30	145
Exam resolutions	(70)	—	(12)
Statute expirations	(9)	(54)	(7)
Balance at end of period	$479	$532	$440

The total amount of unrecognized tax positions that, if recognized, would impact the effective income tax rate as of December 31, 2011, 2010 and 2009, were $220 million, $253 million and $202 million, respectively. The Company classifies interest and penalties related to unrecognized tax positions as a component of income tax expense. At December 31, 2011, the Company’s uncertain tax position balances included $47 million in accrued interest. During the years ended December 31, 2011, 2010 and 2009 the Company recorded approximately $(2) million, $(6) million and $13 million, respectively, in interest on unrecognized tax positions.

The remainder of the Company’s unrecognized tax positions relate principally to the timing of deductions for losses on various securities and debt obligations. The Company expects the conclusion of examinations and other developments in 2012 will likely result in a significant decrease in these uncertain tax positions.

Deferred income tax assets and liabilities reflect the tax effect of estimated temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for the same items for income tax reporting purposes.

The significant components of the Company’s net deferred tax asset (liability) as of December 31 were:

(Dollars in Millions)	2011	2010
Deferred Tax Assets
Allowance for credit losses	$1,872	$2,100
Accrued expenses	399	317
Pension and postretirement benefits	281	113
Stock compensation	203	201
Securities available-for-sale and financial instruments	85	393
Federal, state and foreign net operating loss carryforwards	26	52
Partnerships and other investment assets	571	429
Other deferred tax assets, net	96	284
Gross deferred tax assets	3,533	3,889
Deferred Tax Liabilities
Leasing activities	(3,048)	(2,269)
Mortgage servicing rights	(522)	(311)
Goodwill and other intangible assets	(517)	(407)
Loans	(175)	(139)
Fixed assets	(169)	(113)
Other deferred tax liabilities, net	(176)	(176)
Gross deferred tax liabilities	(4,607)	(3,415)
Valuation allowance	(51)	(50)
Net Deferred Tax Asset (Liability)	$(1,125)	$424

The Company has established a valuation allowance to offset deferred tax assets related to state and foreign net operating loss carryforwards which are subject to various limitations under the respective income tax laws and some of which may expire unused. The Company has approximately $423 million of federal, state and foreign net operating loss carryforwards which expire at various times through 2023. Management has determined a valuation reserve is not required for most of the remaining deferred tax assets because it is more likely than not these assets could be realized through carry back to taxable income in prior years, future reversals of existing taxable temporary differences and future taxable income.

At December 31, 2011, retained earnings included approximately $102 million of base year reserves of acquired thrift institutions, for which no deferred federal income tax liability has been recognized. These base year reserves would be recaptured if the Company’s banking subsidiaries cease to qualify as a bank for federal income tax purposes. The base year reserves also remain subject to income tax penalty provisions that, in general, require recapture upon certain stock redemptions of, and excess distributions to, stockholders.

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
NOTE 20	Derivative Instruments

The Company recognizes all derivatives in the consolidated balance sheet at fair value as other assets or liabilities. On the date the Company enters into a derivative contract, the derivative is designated as either a hedge of the fair value of a recognized asset or liability (“fair value hedge”); a hedge of a forecasted transaction or the variability of cash flows to be paid related to a recognized asset or liability (“cash flow hedge”); a hedge of the volatility of an investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”); or a designation is not made as it is a customer-related transaction, an economic hedge for asset/liability risk management purposes or another stand-alone derivative created through the Company’s operations (“free-standing derivative”).

Of the Company’s $54.7 billion of total notional amount of asset and liability management positions at December 31, 2011, $14.1 billion was designated as a fair value, cash flow or net investment hedge. When a derivative is designated as a fair value, cash flow or net investment hedge, the Company performs an assessment, at inception and, at a minimum, quarterly thereafter, to determine the effectiveness of the derivative in offsetting changes in the value or cash flows of the hedged item(s).

Fair Value Hedges These derivatives are primarily interest rate swaps that hedge the change in fair value related to interest rate changes of underlying fixed-rate debt and junior subordinated debentures. Changes in the fair value of derivatives designated as fair value hedges, and changes in the fair value of the hedged items, are recorded in earnings. All fair value hedges were highly effective for the year ended December 31, 2011, and the change in fair value attributed to hedge ineffectiveness was not material.

Cash Flow Hedges These derivatives are interest rate swaps that are hedges of the forecasted cash flows from the underlying variable-rate loans and debt. Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income (loss) until expense from the cash flows of the hedged items is realized. If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occurring, whereby the amounts within other comprehensive income (loss) remain. At December 31, 2011, the Company had $489 million (net-of-tax) of realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss), compared with $414 million (net-of-tax) at December 31, 2010. The estimated amount to be reclassified from other comprehensive income (loss) into earnings during the next 12 months is a loss of $124 million (net-of-tax). This amount includes gains and losses related to hedges that were terminated early for which the forecasted transactions are still probable. All cash flow hedges were highly effective for the year ended December 31, 2011, and the change in fair value attributed to hedge ineffectiveness was not material.

Net Investment Hedges The Company uses forward commitments to sell specified amounts of certain foreign currencies to hedge the volatility of its investment in foreign operations driven by fluctuations in foreign currency exchange rates. The ineffectiveness on all net investment hedges was not material for the year ended December 31, 2011.

Other Derivative Positions  The Company enters into free-standing derivatives to mitigate interest rate risk and for other risk management purposes. These derivatives include forward commitments to sell TBAs and other commitments to sell residential mortgage loans, which are used to economically hedge the interest rate risk related to residential mortgage loans held for sale. The Company also enters into U.S. Treasury futures, options on U.S. Treasury futures contracts, interest rate swaps and forward commitments to buy TBAs to economically hedge the change in the fair value of the Company’s MSRs. The Company also enters into foreign currency forwards to economically hedge remeasurement gains and losses the Company recognizes on foreign currency denominated assets and liabilities. In addition, the Company acts as a seller and buyer of interest rate derivatives and foreign exchange contracts for its customers. To mitigate the market and liquidity risk associated with these customer derivatives, the Company enters into similar offsetting positions with broker-dealers. The Company also has derivative contracts that are created through its operations, including commitments to originate mortgage loans held for sale and certain derivative financial guarantee contracts.

For additional information on the Company’s purpose for entering into derivative transactions and its overall risk management strategies, refer to “Management Discussion and Analysis — Use of Derivatives to Manage Interest Rate and Other Risks” which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table provides information on the fair value of the Company’s derivative positions as of December 31:

	2011		2010
(Dollars in Millions)	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Total fair value of derivative positions	$1,913	$2,554	$1,799	$2,174
Netting (a)	(294)	(1,889)	(280)	(1,163)
Total	$1,619	$665	$1,519	$1,011

Note:	The fair value of asset and liability derivatives are included in Other assets and Other liabilities on the Consolidated Balance Sheet, respectively.
(a)	Represents netting of derivative asset and liability balances, and related collateral, with the same counterparty subject to master netting agreements. Authoritative accounting guidance permits the netting of derivative receivables and payables when a legally enforceable master netting agreement exists between the Company and a derivative counterparty. A master netting agreement is an agreement between two counterparties who have multiple derivative contracts with each other that provide for the net settlement of contracts through a single payment, in a single currency, in the event of default on or termination of any one contract. At December 31, 2011, the amount of cash and money market investments collateral posted by counterparties that was netted against derivative assets was $88 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $1.7 billion. At December 31, 2010, the amount of cash and money market investments collateral posted by counterparties that was netted against derivative assets was $55 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $936 million.

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2011
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$500	$27	4.09	$–	$–	–
Foreign exchange cross-currency swaps	688	17	5.17	432	23	5.17
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	4,788	803	4.03
Receive fixed/pay floating swaps	750	–	2.75	6,250	6	2.86
Net investment hedges
Foreign exchange forward contracts	708	4	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	14,270	150	.07	29	–	.12
Sell	231	1	.15	14,415	134	.11
Options
Purchased	1,250	–	.07	–	–	–
Written	4,421	80	.10	11	1	.13
Receive fixed/pay floating swaps	2,625	9	10.21	–	–	–
Foreign exchange forward contracts	261	1	.08	567	5	.09
Equity contracts	54	1	1.05	10	–	.64
Credit contracts	800	7	3.71	1,600	8	3.59
December 31, 2010
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	1,800	72	55.75	–	–	–
Foreign exchange cross-currency swaps	891	70	6.17	445	–	6.17
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	4,788	688	5.03
Net investment hedges
Foreign exchange forward contracts	512	3	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	2,879	20	.10	6,312	79	.05
Sell	9,082	207	.07	6,002	51	.09
Options
Purchased	1,600	–	.06	–	–	–
Written	6,321	23	.07	1,348	9	.07
Receive fixed/pay floating swaps	2,250	3	10.22	–	–	–
Foreign exchange forward contracts	158	1	.09	694	6	.09
Equity contracts	61	3	1.60	–	–	–
Credit contracts	650	2	3.22	1,183	7	2.71

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted- Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted- Average Remaining Maturity In Years
December 31, 2011
Interest rate contracts
Receive fixed/pay floating swaps	$16,230	$1,216	4.98	$523	$1	2.52
Pay fixed/receive floating swaps	99	–	1.81	16,206	1,182	5.10
Options
Purchased	2,660	26	6.11	–	–	–
Written	–	–	–	2,660	26	6.11
Foreign exchange rate contracts
Forwards, spots and swaps (a)	7,982	369	.54	8,578	360	.49
Options
Purchased	127	5	.41	–	–	–
Written	–	–	–	127	5	.41
December 31, 2010
Interest rate contracts
Receive fixed/pay floating swaps	15,730	956	4.64	1,294	21	6.01
Pay fixed/receive floating swaps	1,315	24	6.12	15,769	922	4.68
Options
Purchased	2,024	13	1.98	115	12	.36
Written	472	12	.26	1,667	13	2.35
Foreign exchange rate contracts
Forwards, spots and swaps (a)	7,772	384	.74	7,694	360	.75
Options
Purchased	224	6	.40	–	–	–
Written	–	–	–	224	6	.40

(a)	Reflects the net of long and short positions.

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts (a)	$(213)	$(235)	$114	$(138)	$(148)	$(209)
Net investment hedges
Foreign exchange forward contracts	34	(25)	(44)	–	–	–

Note:	Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2011, 2010 and 2009.
(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income on loans and interest expense on long-term debt.

The table below shows the gains (losses) recognized in earnings for fair value hedges, other economic hedges and the customer-related positions for the years ended December 31:

	Location of Gains (Losses) Recognized in Earnings	Gains (Losses) Recognized in Earnings
(Dollars in Millions)		2011	2010	2009
Asset and Liability Management Positions
Fair value hedges (a)
Interest rate contracts	Other noninterest income	$(36)	$(31)	$(27)
Foreign exchange cross-currency swaps	Other noninterest income	(69)	(193)	115
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	23	831	184
Purchased and written options	Mortgage banking revenue	456	425	300
Receive fixed/pay floating swaps	Mortgage banking revenue	518	–	–
Pay fixed/receive floating swaps	Mortgage banking revenue	1	–	–
Foreign exchange forward contracts	Commercial products revenue	(81)	(16)	(46)
Equity contracts	Compensation expense	1	1	(22)
Credit contracts	Other noninterest income/expense	–	(6)	29
Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	302	201	(658)
Pay fixed/receive floating swaps	Other noninterest income	(317)	(196)	696
Purchased and written options	Other noninterest income	–	1	(1)
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	53	49	49
Purchased and written options	Commercial products revenue	–	1	1
(a)	Gains (Losses) on items hedged by interest rate contracts and foreign exchange forward contracts, included in noninterest income (expense), were $29 million and $72 million for the year ended December 31, 2011, respectively, $35 million and $193 million for the year ended December 31, 2010, respectively, and $25 million and $(114) million for the year ended December 31, 2009, respectively. The ineffective portion was immaterial for the years ended December 31, 2011, 2010 and 2009.

Derivatives are subject to credit risk associated with counterparties to the derivative contracts. The Company measures that credit risk based on its assessment of the probability of counterparty default and includes that risk within the fair value of the derivative. The Company manages counterparty credit risk through diversification of its derivative positions among various counterparties, by entering into master netting agreements and, where possible, by requiring collateral agreements. These collateral agreements require the counterparty to post, on a daily basis, collateral (typically cash) equal to the Company’s net derivative receivable. For highly-rated counterparties, the agreements may include minimum dollar posting thresholds, but allow for the Company to call for immediate, full collateral coverage when credit-rating thresholds are triggered by counterparties.

The Company’s collateral agreements are bilateral and, therefore, contain provisions that require collateralization of the Company’s net liability derivative positions. Required collateral coverage is based on certain net liability thresholds and contingent upon the Company’s credit rating from two of the nationally recognized statistical rating organizations. If the Company’s credit rating were to fall below credit ratings thresholds established in the collateral agreements, the counterparties to the derivatives could request immediate full collateral coverage for derivatives in net liability positions. The aggregate fair value of all derivatives under collateral agreements that were in a net liability position at December 31, 2011, was $1.9 billion. At December 31, 2011, the Company had $1.7 billion of cash posted as collateral against this net liability position.

Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Fair Values of Assets and Liabilities [Abstract]
Fair Values of Assets and Liabilities
NOTE 21	Fair Values of Assets and Liabilities

The Company uses fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Derivatives, trading and available-for-sale investment securities, certain mortgage loans held for sale (“MLHFS”) and MSRs are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-fair value accounting or impairment write-downs of individual assets.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value measurement reflects all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset, and the risk of nonperformance.

The Company groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure financial assets and financial liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities. Level 1 includes U.S. Treasury and exchange-traded instruments.

•

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and which are typically valued using third party pricing services; derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data; and MLHFS whose values are determined using quoted prices for similar assets or pricing models with inputs that are observable in the market or can be corroborated by observable market data.

•

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category includes MSRs, certain debt securities, including the Company’s SIV-related securities and non-agency mortgage-backed securities, and certain derivative contracts.

When the Company changes its valuation inputs for measuring financial assets and financial liabilities at fair value, either due to changes in current market conditions or other factors, it may need to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period that the transfers occur. For the years ended December 31, 2011, 2010 and 2009, there were no significant transfers of financial assets or financial liabilities between the hierarchy levels, except for the transfer of non-agency mortgage-backed securities from Level 2 to Level 3 in the first quarter of 2009, as discussed below.

The following section describes the valuation methodologies used by the Company to measure financial assets and liabilities at fair value and for estimating fair value for financial instruments not recorded at fair value as required under disclosure guidance related to the fair value of financial instruments. In addition, for financial assets and liabilities measured at fair value, the following section includes an indication of the level of the fair value hierarchy in which the assets or liabilities are classified. Where appropriate, the description includes information about the valuation models and key inputs to those models. During 2011, 2010 and 2009, there were no significant changes to the valuation techniques used by the Company to measure fair value.

Cash and Cash Equivalents  The carrying value of cash, amounts due from banks, federal funds sold and securities purchased under resale agreements was assumed to approximate fair value.

Investment Securities When quoted market prices for identical securities are available in an active market, these prices are used to determine fair value and these securities are classified within Level 1 of the fair value hierarchy. Level 1 investment securities are predominantly U.S. Treasury securities.

For other securities, quoted market prices may not be readily available for the specific securities. When possible, the Company determines fair value based on market observable information, including quoted market prices for similar securities, inactive transaction prices, and broker quotes. These securities are classified within Level 2 of the fair value hierarchy. Level 2 valuations are provided by a third party pricing service. The Company reviews the valuation methodologies utilized by the pricing service and reviews the security level prices provided by the pricing service against management’s expectation of fair value, based on changes in various benchmarks and market knowledge from recent trading activity. Additionally, the Company validates the fair value provided by the pricing services by comparing them to recent observable market trades (where available), broker provided quotes, or other independent secondary pricing sources. Prices obtained from the pricing service are adjusted if they are found to be inconsistent with observable market data. Level 2 investment securities are predominantly agency mortgage-backed securities, certain other asset-backed securities, municipal securities, corporate debt securities, and perpetual preferred securities.

The fair value of securities for which there are no market trades, or where trading is inactive as compared to normal market activity, are classified within Level 3 of the fair value hierarchy. The Company determines the fair value of these securities using a cash flow methodology and incorporating observable market information, where available. Cash flow methodologies and other market valuation techniques involving management judgment use assumptions regarding housing prices, interest rates and borrower performance. Inputs are refined and updated to reflect market developments. The primary valuation drivers of these securities are the prepayment rates, default rates and default severities associated with the underlying collateral, as well as the discount rate used to calculate the present value of the projected cash flows. Level 3 fair values, including the assumptions used, are subject to an independent internal review, including a comparison to fair values provided by third party pricing services, where available. Securities classified within Level 3 include non-agency mortgage-backed securities, non-agency commercial mortgage-backed securities, certain asset-backed securities, certain collateralized debt obligations and collateralized loan obligations, certain corporate debt securities and SIV-related securities. Beginning in the first quarter of 2009, due to the limited number of trades of non-agency mortgage-backed securities and lack of reliable evidence about transaction prices, the Company began determining the fair value of these securities using a cash flow methodology and incorporating observable market information, where available. The use of a cash flow methodology resulted in the Company transferring some non-agency mortgage-backed securities to Level 3 in the first quarter of 2009. This transfer did not impact earnings and was not significant to shareholders’ equity of the Company or the carrying amount of the securities.

The following table shows the valuation assumption ranges for Level 3 available-for-sale non-agency mortgage-backed securities:

	Prime (a)			Non-prime
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2011
Estimated lifetime prepayment rates	4%	23%	13%	1%	13%	6%
Lifetime probability of default rates	–	14	2	–	20	7
Lifetime loss severity rates	9	80	39	8	88	54
Discount margin	3	36	7	5	40	11
December 31, 2010
Estimated lifetime prepayment rates	4%	28%	13%	1%	13%	6%
Lifetime probability of default rates	–	14	1	–	20	8
Lifetime loss severity rates	16	100	41	10	88	56
Discount margin	3	30	6	3	40	11

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Certain mortgage loans held for sale MLHFS measured at fair value, for which an active secondary market and readily available market prices exist, are initially valued at the transaction price and are subsequently valued by comparison to instruments with similar collateral and risk profiles. MLHFS are classified within Level 2. Included in mortgage banking revenue was a $15 million net gain, a $125 million net loss and a $206 million net gain, for the years ended December 31, 2011, 2010 and 2009, respectively, from the changes to fair value of these MLHFS under fair value option accounting guidance. Changes in fair value due to instrument specific credit risk were immaterial. Interest income for MLHFS is measured based on contractual interest rates and reported as interest income in the Consolidated Statement of Income. Electing to measure MLHFS at fair value reduces certain timing differences and better matches changes in fair value of these assets with changes in the value of the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting.

Loans The loan portfolio includes adjustable and fixed-rate loans, the fair value of which was estimated using discounted cash flow analyses and other valuation techniques. The expected cash flows of loans considered historical prepayment experiences and estimated credit losses for nonperforming loans and were discounted using current rates offered to borrowers of similar credit characteristics. Generally, loan fair values reflect Level 3 information.

Mortgage servicing rights MSRs are valued using a cash flow methodology and third party prices, if available. Accordingly, MSRs are classified within Level 3. The Company determines fair value by estimating the present value of the asset’s future cash flows using market-based prepayment rates, discount rates, and other assumptions validated through comparison to trade information, industry surveys, and independent third party valuations. Risks inherent in MSRs valuation include higher than expected prepayment rates and/or delayed receipt of cash flows. Refer to Note 10 for further information on MSR valuation assumptions.

Derivatives The majority of derivatives held by the Company are executed over-the-counter and are valued using standard cash flow, Black-Scholes and Monte Carlo valuation techniques. The models incorporate inputs, depending on the type of derivative, including interest rate curves, foreign exchange rates and volatility. In addition, all derivative values incorporate an assessment of the risk of counterparty nonperformance, measured based on the Company’s evaluation of credit risk as well as external assessments of credit risk, where available. In its assessment of nonperformance risk, the Company considers its ability to net derivative positions under master netting agreements, as well as collateral received or provided under collateral support agreements. The majority of these derivatives are classified within Level 2 of the fair value hierarchy as the significant inputs to the models are observable. An exception to the Level 2 classification is certain derivative transactions for which the risk of nonperformance cannot be observed in the market. These derivatives are classified within Level 3 of the fair value hierarchy. In addition, commitments to sell, purchase and originate mortgage loans that meet the requirements of a derivative, are valued by pricing models that include market observable and unobservable inputs. Due to the significant unobservable inputs, these commitments are classified within Level 3 of the fair value hierarchy.

Deposit Liabilities The fair value of demand deposits, savings accounts and certain money market deposits is equal to the amount payable on demand. The fair value of fixed-rate certificates of deposit was estimated by discounting the contractual cash flow using current market rates.

Short-term Borrowings Federal funds purchased, securities sold under agreements to repurchase, commercial paper and other short-term funds borrowed have floating rates or short-term maturities. The fair value of short-term borrowings was determined by discounting contractual cash flows using current market rates.

Long-term Debt The fair value for most long-term debt was determined by discounting contractual cash flows using current market rates. Junior subordinated debt instruments were valued using market quotes.

Loan Commitments, Letters of Credit and Guarantees The fair value of commitments, letters of credit and guarantees represents the estimated costs to terminate or otherwise settle the obligations with a third party. The fair value of residential mortgage commitments is estimated based on observable and unobservable inputs. Other loan commitments, letters of credit and guarantees are not actively traded, and the Company estimates their fair value based on the related amount of unamortized deferred commitment fees adjusted for the probable losses for these arrangements.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2011
Available-for-sale securities
U.S. Treasury and agencies	$562	$495	$–	$–	$1,057
Mortgage-backed securities
Residential
Agency	–	40,314	–	–	40,314
Non-agency
Prime	–	–	803	–	803
Non-prime	–	–	802		802
Commercial
Agency	–	140	–	–	140
Non-agency	–	–	42	–	42
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	86	120	–	206
Other	–	564	117	–	681
Obligations of state and political subdivisions	–	6,539	–	–	6,539
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	818	9	–	827
Perpetual preferred securities	–	318	–	–	318
Other investments	193	9	–	–	202
Total available-for-sale	755	49,289	1,893	–	51,937
Mortgage loans held for sale	–	6,925	–	–	6,925
Mortgage servicing rights	–	–	1,519	–	1,519
Derivative assets	–	632	1,281	(294)	1,619
Other assets	146	467	–	–	613
Total	$901	$57,313	$4,693	$(294)	$62,613
Derivative liabilities	$–	$2,501	$53	$(1,889)	$665
Other liabilities	75	538	–	–	613
Total	$75	$3,039	$53	$(1,889)	$1,278
December 31, 2010
Available-for-sale securities
U.S. Treasury and agencies	$873	$1,664	$–	$–	$2,537
Mortgage-backed securities
Residential
Agency	–	37,703	–	–	37,703
Non-agency
Prime	–	–	1,103	–	1,103
Non-prime	–	–	947	–	947
Commercial
Agency	–	197	–	–	197
Non-agency	–	–	50	–	50
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	89	135	–	224
Other	–	587	133	–	720
Obligations of state and political subdivisions	–	6,417	–	–	6,417
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	949	9	–	958
Perpetual preferred securities	–	448	–	–	448
Other investments	181	18	–	–	199
Total available-for-sale	1,054	48,078	2,377	–	51,509
Mortgage loans held for sale	–	8,100	–	–	8,100
Mortgage servicing rights	–	–	1,837	–	1,837
Derivative assets	–	846	953	(280)	1,519
Other assets	–	470	–	–	470
Total	$1,054	$57,494	$5,167	$(280)	$63,435
Derivative liabilities	$–	$2,072	$102	$(1,163)	$1,011
Other liabilities	–	470	–	–	470
Total	$–	$2,542	$102	$(1,163)	$1,481

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)	Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	Transfers into Level 3	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period
2011
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$1,103	$6		$4	$(310)	$–	$803	$(4)
Non-prime	947	(7)		1	(139)	–	802	1
Commercial non-agency	50	3		(3)	(8)	–	42	(2)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	135	13		5	(33)	–	120	5
Other	133	10		(7)	(19)	–	117	(7)
Corporate debt securities	9	–		–	–	–	9	–
Total available-for-sale	2,377	25	(a)	–	(509)	–	1,893	(7)
Mortgage servicing rights	1,837	(972	)(b)	–	654	–	1,519	(972	)(b)
Net derivative assets and liabilities	851	1,550	(c)	–	(1,173)	–	1,228	(383	)(d)
2010
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$1,429	$2		$82	$(410)	$–	$1,103	$76
Non-prime	968	(47)		146	(120)	–	947	145
Commercial non-agency	13	2		3	32	–	50	3
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	98	7		–	30	–	135	4
Other	357	2		11	(237)	–	133	12
Corporate debt securities	10	(1)		–	–	–	9	–
Other investments	231	5		10	(246)	–	–	–
Total available-for-sale	3,106	(30	)(e)	252	(951)	–	2,377	240
Mortgage servicing rights	1,749	(616	)(b)	–	704	–	1,837	(616	)(b)
Net derivative assets and liabilities	815	1,427	(f)	–	(1,391)	–	851	(318	)(g)
2009
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$183	$(4)		$542	$(1,540)	$2,248	$1,429	$358
Non-prime	1,022	(141)		151	(197)	133	968	29
Commercial non-agency	17	(1)		(1)	(3)	1	13	(1)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	86	(3)		2	9	4	98	3
Other	523	(180)		101	(90)	3	357	3
Corporate debt securities	13	(3)		–	–	–	10	–
Other investments	–	2		(10)	(4)	243	231	(10)
Total available-for-sale	1,844	(330	)(h)	785	(1,825)	2,632	3,106	382
Mortgage servicing rights	1,194	(394	)(b)	–	949	–	1,749	(394	)(b)
Net derivative assets and liabilities	1,698	(755	)(i)	–	(129)	1	815	(1,328	)(j)

(a)	Approximately $(31) million included in securities gains (losses) and $56 million included in interest income.
(b)	Included in mortgage banking revenue.
(c)	Approximately $716 million included in other noninterest income and $834 million included in mortgage banking revenue.
(d)	Approximately $262 million included in other noninterest income and $(645) million included in mortgage banking revenue.
(e)	Approximately $(91) million included in securities gains (losses) and $61 million included in interest income.
(f)	Approximately $632 million included in other noninterest income and $795 million included in mortgage banking revenue.
(g)	Approximately $483 million included in other noninterest income and $(801) million included in mortgage banking revenue.
(h)	Approximately $(361) million included in securities gains (losses) and $31 million included in interest income.
(i)	Approximately $(1.4) billion included in other noninterest income and $611 million included in mortgage banking revenue.
(j)	Approximately $(630) million included in other noninterest income and $(698) million included in mortgage banking revenue.

Additional detail of purchases, sales, principal payments, issuances and settlements for assets and liabilities classified within Level 3 for the year ended December 31, 2011, was as follows:

(Dollars in Millions)	Purchases	Sales	Principal Payments	Issuances		Settlements	Net Total
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$–	$(115)	$(195)	$–		$–	$(310)
Non-prime	–	(13)	(126)	–		–	(139)
Commercial non-agency	–	(4)	(4)	–		–	(8)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	–	(33)	–		–	(33)
Other	5	–	(24)	–		–	(19)
Total available-for-sale	5	(132)	(382)	–		–	(509)
Mortgage servicing rights	35	–	–	619	(a)	–	654
Net derivative assets and liabilities	1	(8)	–	–		(1,166)	(1,173)

(a)	Represents MSRs capitalized during the period

The Company is also required periodically to measure certain other financial assets at fair value on a nonrecurring basis. These measurements of fair value usually result from the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.

The following table summarizes the adjusted carrying values and the level of valuation assumptions for assets measured at fair value on a nonrecurring basis as of December 31:

	2011				2010
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans (a)	$–	$–	$168	$168	$–	$404	$1	$405
Other intangible assets	–	–	–	–	–	–	1	1
Other assets (b)	–	–	310	310	–	816	9	825

(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2011	2010	2009
Loans held for sale	$–	$–	$2
Loans (a)	177	363	293
Other intangible assets	–	1	2
Other assets (b)	316	308	178

(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Fair Value Option

The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2011			2010
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$6,925	$6,635	$290	$8,100	$8,034	$66
Nonaccrual loans	10	15	(5)	11	18	(7)
Loans 90 days or more past due	3	4	(1)	6	6	–

Disclosures about Fair Value of Financial Instruments The following table summarizes the estimated fair value for financial instruments as of December 31, 2011 and 2010, and includes financial instruments that are not accounted for at fair value. In accordance with disclosure guidance related to fair values of financial instruments, the Company did not include assets and liabilities that are not financial instruments, such as the value of goodwill, long-term relationships with deposit, credit card, merchant processing and trust customers, other purchased intangibles, premises and equipment, deferred taxes and other liabilities.

The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2011		2010
(Dollars in Millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets
Cash and due from banks	$13,962	$13,962	$14,487	$14,487
Investment securities held-to-maturity	18,877	19,216	1,469	1,419
Mortgages held for sale (a)	3	3	4	4
Other loans held for sale	228	228	267	267
Loans	205,082	206,646	191,751	192,058
Financial Liabilities
Deposits	230,885	231,184	204,252	204,799
Short-term borrowings	30,468	30,448	32,557	32,839
Long-term debt	31,953	32,664	31,537	31,981

(a)	Balance excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.

The fair value of unfunded commitments, standby letters of credit and other guarantees is approximately equal to their carrying value. The carrying value of unfunded commitments and standby letters of credit was $381 million and $353 million at December 31, 2011 and 2010, respectively. The carrying value of other guarantees was $359 million and $330 million at December 31, 2011 and 2010, respectively.

Guarantees and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Guarantees and Contingent Liabilities [Abstract]
Guarantees and Contingent Liabilities
NOTE 22	Guarantees and Contingent Liabilities

Commitments to Extend Credit

Commitments to extend credit are legally binding and generally have fixed expiration dates or other termination clauses. The contractual amount represents the Company’s exposure to credit loss, in the event of default by the borrower. The Company manages this credit risk by using the same credit policies it applies to loans. Collateral is obtained to secure commitments based on management’s credit assessment of the borrower. The collateral may include marketable securities, receivables, inventory, equipment and real estate. Since the Company expects many of the commitments to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, the commitments include consumer credit lines that are cancelable upon notification to the consumer.

Letters of Credit

Standby letters of credit are commitments the Company issues to guarantee the performance of a customer to a third party. The guarantees frequently support public and private borrowing arrangements, including commercial paper issuances, bond financings and other similar transactions. The Company issues commercial letters of credit on behalf of customers to ensure payment or collection in connection with trade transactions. In the event of a customer’s nonperformance, the Company’s credit loss exposure is the same as in any extension of credit, up to the letter’s contractual amount. Management assesses the borrower’s credit to determine the necessary collateral, which may include marketable securities, receivables, inventory, equipment and real estate. Since the conditions requiring the Company to fund letters of credit may not occur, the Company expects its liquidity requirements to be less than the total outstanding commitments. The maximum potential future payments guaranteed by the Company under standby letter of credit arrangements at December 31, 2011, were approximately $19.2 billion with a weighted-average term of approximately 22 months. The estimated fair value of standby letters of credit was approximately $97 million at December 31, 2011.

The contract or notional amounts of unfunded commitments to extend credit and letters of credit at December 31, 2011, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commitments to extend credit
Commercial and commercial real estate	$19,632	$64,394	$84,026
Corporate and purchasing cards (a)	17,713	–	17,713
Residential mortgages	106	55	161
Retail credit cards (a)	64,411	545	64,956
Other retail	9,739	16,411	26,150
Covered	72	1,033	1,105
Letters of credit
Standby	7,202	11,997	19,199
Commercial	396	24	420
(a)	Primarily cancelable at the Company’s discretion.

Lease Commitments

Rental expense for operating leases totaled $291 million in 2011, $277 million in 2010 and $253 million in 2009. Future minimum payments, net of sublease rentals, under capitalized leases and noncancelable operating leases with initial or remaining terms of one year or more, consisted of the following at December 31, 2011:

(Dollars in Millions)	Capitalized Leases	Operating Leases
2012	$10	$ 222
2013	9	202
2014	7	172
2015	6	141
2016	6	107
Thereafter	27	443
Total minimum lease payments	65	$1,287
Less amount representing interest	25
Present value of net minimum lease payments	$40

Guarantees

Guarantees are contingent commitments issued by the Company to customers or other third parties. The Company’s guarantees primarily include parent guarantees related to subsidiaries’ third party borrowing arrangements; third party performance guarantees inherent in the Company’s business operations, such as indemnified securities lending programs and merchant charge-back guarantees; indemnification or buy-back provisions related to certain asset sales; and contingent consideration arrangements related to acquisitions. For certain guarantees, the Company has recorded a liability related to the potential obligation, or has access to collateral to support the guarantee or through the exercise of other recourse provisions can offset some or all of the maximum potential future payments made under these guarantees.

Third Party Borrowing Arrangements The Company provides guarantees to third parties as a part of certain subsidiaries’ borrowing arrangements, primarily representing guaranteed operating or capital lease payments or other debt obligations with maturity dates extending through 2013. The maximum potential future payments guaranteed by the Company under these arrangements were approximately $436 million at December 31, 2011.

Commitments from Securities Lending The Company participates in securities lending activities by acting as the customer’s agent involving the loan of securities. The Company indemnifies customers for the difference between the market value of the securities lent and the market value of the collateral received. Cash collateralizes these transactions. The maximum potential future payments guaranteed by the Company under these arrangements were approximately $9.2 billion at December 31, 2011, and represented the market value of the securities lent to third parties. At December 31, 2011, the Company held assets with a market value of $9.4 billion as collateral for these arrangements.

Asset Sales The Company has provided guarantees to certain third parties in connection with the sale or syndication of certain assets, primarily loan portfolios and tax credits. These guarantees are generally in the form of asset buy-back or make-whole provisions that are triggered upon a credit event or a change in the tax-qualifying status of the related projects, as applicable, and remain in effect until the loans are collected or final tax credits are realized, respectively. The maximum potential future payments guaranteed by the Company under these arrangements were approximately $2.3 billion at December 31, 2011, and represented the proceeds received from the buyer or the guaranteed portion in these transactions where the buy-back or make-whole provisions have not yet expired. At December 31, 2011, the Company had reserved $79 million for potential losses related to the sale or syndication of tax credits.

The maximum potential future payments do not include loan sales where the Company provides standard representations and warranties to the buyer against losses related to loan underwriting documentation defects that may have existed at the time of sale that generally are identified after the occurrence of a triggering event such as delinquency. For these types of loan sales, the maximum potential future payments is generally the unpaid principal balance of loans sold measured at the end of the current reporting period. Actual losses will be significantly less than the maximum exposure, as only a fraction of loans sold will have a representation and warranty breach, and any losses on repurchase would generally be mitigated by any collateral held against the loans.

The Company regularly sells loans to government sponsored enterprises (“GSEs”) as part of its mortgage banking activities. The Company provides customary representation and warranties to the GSEs in conjunction with these sales. These representations and warranties generally require the Company to repurchase assets if it is subsequently determined that a loan did not meet specified criteria, such as a documentation deficiency or rescission of mortgage insurance. If the Company is unable to cure or refute a repurchase request, the Company is generally obligated to repurchase the loan or otherwise reimburse the counterparty for losses. At December 31, 2011, the Company had reserved $160 million for potential losses from representation and warranty obligations. The Company’s reserve reflects management’s best estimate of losses for representation and warranty obligations. The Company’s reserving methodology uses current information about investor repurchase requests, and assumptions about defect rate, concur rate, repurchase mix, and loss severity, based upon the Company’s most recent loss trends. The Company also considers qualitative factors that may result in anticipated losses differing from historical loss trends, such as loan vintage, underwriting characteristics and macroeconomic trends.

The following table is a rollforward of the Company’s representation and warranty reserve:

Year ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$180	$72	$12
Net realized losses	(137)	(93)	(18)
Additions to reserve	117	201	78
Balance at end of period	$160	$180	$72

As of December 31, 2011 and December 31, 2010, the Company had $105 million and $165 million, respectively, of unresolved representation and warranty claims from the GSEs. The Company does not have a significant amount of unresolved claims from investors other than the GSEs.

Merchant Processing The Company, through its subsidiaries, provides merchant processing services. Under the rules of credit card associations, a merchant processor retains a contingent liability for credit card transactions processed. This contingent liability arises in the event of a billing dispute between the merchant and a cardholder that is ultimately resolved in the cardholder’s favor. In this situation, the transaction is “charged-back” to the merchant and the disputed amount is credited or otherwise refunded to the cardholder. If the Company is unable to collect this amount from the merchant, it bears the loss for the amount of the refund paid to the cardholder.

A cardholder, through its issuing bank, generally has until the latter of up to four months after the date the transaction is processed or the receipt of the product or service to present a charge-back to the Company as the merchant processor. The absolute maximum potential liability is estimated to be the total volume of credit card transactions that meet the associations’ requirements to be valid charge-back transactions at any given time. Management estimates that the maximum potential exposure for charge-backs would approximate the total amount of merchant transactions processed through the credit card associations for the last four months. For the last four months this amount totaled approximately $74.3 billion. In most cases, this contingent liability is unlikely to arise, as most products and services are delivered when purchased and amounts are refunded when items are returned to merchants. However, where the product or service is not provided until a future date (“future delivery”), the potential for this contingent liability increases. To mitigate this risk, the Company may require the merchant to make an escrow deposit, may place maximum volume limitations on future delivery transactions processed by the merchant at any point in time, or may require various credit enhancements (including letters of credit and bank guarantees). Also, merchant processing contracts may include event triggers to provide the Company more financial and operational control in the event of financial deterioration of the merchant.

The Company’s primary exposure to future delivery is related to merchant processing for airline companies. The Company currently processes card transactions in the United States, Canada and Europe for these merchants. In the event of liquidation of these merchants, the Company could become financially liable for refunding tickets purchased through the credit card associations under the charge-back provisions. Charge-back risk related to these merchants is evaluated in a manner similar to credit risk assessments and, as such, merchant processing contracts contain various provisions to protect the Company in the event of default. At December 31, 2011, the value of airline tickets purchased to be delivered at a future date was $4.6 billion. The Company held collateral of $438 million in escrow deposits, letters of credit and indemnities from financial institutions, and liens on various assets. With respect to future delivery risk for other merchants, the Company held $14 million of merchant escrow deposits as collateral. In addition to specific collateral or other credit enhancements, the Company maintains a liability for its implied guarantees associated with future delivery. At December 31, 2011, the liability was $64 million primarily related to these airline processing arrangements.

In the normal course of business, the Company has unresolved charge-backs. The Company assesses the likelihood of its potential liability based on the extent and nature of unresolved charge-backs and its historical loss experience. At December 31, 2011, the Company held $107 million of merchant escrow deposits as collateral and had a recorded liability for potential losses of $12 million.

Contingent Consideration Arrangements The Company has contingent payment obligations related to certain business combination transactions. Payments are guaranteed as long as certain post-acquisition performance-based criteria are met or customer relationships are maintained. At December 31, 2011, the maximum potential future payments required to be made by the Company under these arrangements was approximately $4 million. If required, the majority of these contingent payments are payable within the next 12 months.

Minimum Revenue Guarantees In the normal course of business, the Company may enter into revenue share agreements with third party business partners who generate customer referrals or provide marketing or other services related to the generation of revenue. In certain of these agreements, the Company may guarantee that a minimum amount of revenue share payments will be made to the third party over a specified period of time. At December 31, 2011, the maximum potential future payments required to be made by the Company under these agreements were $31 million and the Company had recorded a related liability of $20 million.

Tender Option Bond Program Guarantee As discussed in Note 8, the Company sponsors a municipal bond securities tender option bond program and consolidates the program’s entities on its consolidated balance sheet. The Company provides financial performance guarantees related to the program’s entities. At December 31, 2011, the Company guaranteed $5.3 billion of borrowings of the program’s entities, included on the consolidated balance sheet in short-term borrowings. The Company also included on its consolidated balance sheet the related $5.4 billion of available-for-sale investment securities serving as collateral for this arrangement.

Other Guarantees and Commitments The Company has also made other financial performance guarantees and commitments related to the operations of its subsidiaries. At December 31, 2011, the maximum potential future payments guaranteed or committed by the Company under these arrangements were approximately $3.1 billion and the Company had recorded a related liability of $20 million.

Other Contingent Liabilities

Visa Restructuring and Card Association Litigation The Company’s payment services business issues and acquires credit and debit card transactions through the Visa U.S.A. Inc. card association or its affiliates (collectively “Visa”). In 2007, Visa completed a restructuring and issued shares of Visa Inc. common stock to its financial institution members in contemplation of its initial public offering (“IPO”) completed in the first quarter of 2008 (the “Visa Reorganization”). As a part of the Visa Reorganization, the Company received its proportionate number of shares of Visa Inc. common stock, which were subsequently converted to Class B shares of Visa Inc. (“Class B shares”). The Company and certain of its subsidiaries have been named as defendants along with Visa U.S.A. Inc. (“Visa U.S.A.”) and MasterCard International (collectively, the “Card Associations”), as well as several other banks, in antitrust lawsuits challenging the practices of the Card Associations (the “Visa Litigation”). Visa U.S.A. member banks have a contingent obligation to indemnify Visa Inc. under the Visa U.S.A. bylaws (which were modified at the time of the restructuring in October 2007) for potential losses arising from the Visa Litigation. The indemnification by the Visa U.S.A. member banks has no specific maximum amount. The Company has also entered into judgment and loss sharing agreements with Visa U.S.A. and certain other banks in order to apportion financial responsibilities arising from any potential adverse judgment or negotiated settlements related to the Visa Litigation.

In 2007 and 2008, Visa announced settlement agreements relating to certain of the Visa Litigation matters. Visa U.S.A. member banks remain obligated to indemnify Visa Inc. for potential losses arising from the remaining Visa Litigation. Using proceeds from its IPO and through reductions to the conversion ratio applicable to the Class B shares held by Visa U.S.A. member banks, Visa Inc. funds an escrow account for the benefit of member financial institutions to fund the expenses of the Visa Litigation, as well as the members’ proportionate share of any judgments or settlements that may arise out of the Visa Litigation. The receivable related to the escrow account is classified in other liabilities as a direct offset to the related Visa Litigation contingent liability. The Company recognized gains of $51 million in 2011, $72 million in 2010 and $39 million in 2009, related to Visa Inc.’s funding of the escrow account and resulting reduction in the conversion ratio applicable to the Class B shares. The amount recognized in 2011 was net of an additional $58 million increase to the Company’s liability related to the remaining Visa Litigation matters. At December 31, 2011, the carrying amount of the Company’s liability related to the remaining Visa Litigation matters, net of its share of the escrow fundings, was zero. The remaining Class B shares held by the Company will be eligible for conversion to Class A shares, and thereby marketable, upon settlement of the Visa Litigation.

Checking Account Overdraft Fee Litigation  The Company is a defendant in three separate cases primarily challenging the Company’s daily ordering of debit transactions posted to customer checking accounts for the period from 2003 to 2010. The plaintiffs have requested class action treatment; however, no class has been certified. The court has denied a motion by the Company to dismiss these cases. The Company believes it has meritorious defenses against these matters, including class certification. No specific damages claim has been made, and based on facts and circumstances, the Company believes the potential range of loss would not be material.

Other During the second quarter of 2011, the Company and its two primary banking subsidiaries entered into Consent Orders with U.S. federal banking regulators regarding the Company’s residential mortgage servicing and foreclosure processes. The banking regulators have notified the Company of civil money penalties related to the Consent Orders, however, these penalties are not significant.

Other federal and state governmental authorities have reached a settlement agreement in principle with five major financial institutions regarding their mortgage origination, servicing, and foreclosure activities. Those governmental authorities contacted other financial institutions, including the Company, to discuss their potential participation in a settlement. The Company has not agreed to any settlement at this point, however if a settlement were reached it would likely include an agreement to comply with specified servicing standards, and settlement payments to governmental authorities as well as a monetary commitment that could be satisfied under various loan modification programs (in addition to the programs the Company already has in place). The Company has accrued $130 million with respect to these and related matters.

The Company is subject to various other litigation, investigations and legal and administrative cases and proceedings that arise in the ordinary course of its businesses. Due to their complex nature, it may be years before some matters are resolved. While it is impossible to ascertain the ultimate resolution or range of financial liability with respect to these contingent matters, the Company believes that the aggregate amount of such liabilities will not have a material adverse effect on the financial condition, results of operations or cash flows of the Company.

U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2011
U.S. Bancorp (Parent Company) [Abstract]
U.S. Bancorp (Parent Company)
NOTE 23	U.S. Bancorp (Parent Company)

Condensed Balance Sheet

At December 31 (Dollars in Millions)	2011	2010
Assets
Due from banks, principally interest-bearing	$4,728	$6,722
Available-for-sale securities	1,166	1,454
Investments in bank subsidiaries	33,179	29,452
Investments in nonbank subsidiaries	1,321	1,239
Advances to bank subsidiaries	6,094	1,500
Advances to nonbank subsidiaries	1,190	1,171
Other assets	1,481	1,429
Total assets	$49,159	$42,967
Liabilities and Shareholders’ Equity
Short-term funds borrowed	$29	$60
Long-term debt	14,593	13,037
Other liabilities	559	351
Shareholders’ equity	33,978	29,519
Total liabilities and shareholders’ equity	$49,159	$42,967

Condensed Statement of Income

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Income
Dividends from bank subsidiaries	$1,500	$—	$625
Dividends from nonbank subsidiaries	7	3	94
Interest from subsidiaries	101	109	82
Other income	134	105	(299)
Total income	1,742	217	502
Expense
Interest on short-term funds borrowed	1	1	3
Interest on long-term debt	424	366	332
Other expense	79	80	44
Total expense	504	447	379
Income before income taxes and equity in undistributed income of subsidiaries	1,238	(230)	123
Applicable income taxes	(83)	(70)	(197)
Income of parent company	1,321	(160)	320
Equity in undistributed income of subsidiaries	3,551	3,477	1,885
Net income attributable to U.S. Bancorp	$4,872	$3,317	$2,205

Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Operating Activities
Net income attributable to U.S. Bancorp	$4,872	$3,317	$2,205
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(3,551)	(3,477)	(1,885)
Other, net	12	130	703
Net cash provided by (used in) operating activities	1,333	(30)	1,023
Investing Activities
Proceeds from sales and maturities of investment securities	297	298	395
Purchases of investment securities	(36)	(63)	(52)
Investments in subsidiaries	–	(1,750)	(186)
Equity distributions from subsidiaries	77	58	58
Net increase in short-term advances to subsidiaries	(4,613)	(253)	(173)
Long-term advances to subsidiaries	–	(300)	(800)
Principal collected on long-term advances to subsidiaries	–	300	–
Other, net	(3)	33	(29)
Net cash used in investing activities	(4,278)	(1,677)	(787)
Financing Activities
Net decrease in short-term borrowings	(31)	(782)	(392)
Proceeds from issuance of long-term debt	2,426	4,250	5,031
Principal payments or redemption of long-term debt	(851)	(5,250)	(1,054)
Fees paid on exchange of income trust securities for perpetual preferred stock	–	(4)	–
Proceeds from issuance of preferred stock	676	–	–
Proceeds from issuance of common stock	180	119	2,703
Redemption of preferred stock	–	–	(6,599)
Repurchase of common stock	(514)	–	–
Repurchase of common stock warrant	–	–	(139)
Cash dividends paid on preferred stock	(118)	(89)	(275)
Cash dividends paid on common stock	(817)	(383)	(1,025)
Net cash provided by (used in) financing activities	951	(2,139)	(1,750)
Change in cash and due from banks	(1,994)	(3,846)	(1,514)
Cash and due from banks at beginning of year	6,722	10,568	12,082
Cash and due from banks at end of year	$4,728	$6,722	$10,568

Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.

Dividend payments to the Company by its subsidiary banks are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. The approval of the Office of the Comptroller of the Currency is required if total dividends by a national bank in any calendar year exceed the bank’s net income for that year combined with its retained net income for the preceding two calendar years, or if the bank’s retained earnings are less than zero. Furthermore, dividends are restricted by the Comptroller of the Currency’s minimum capital constraints for all national banks. Within these guidelines, all bank subsidiaries have the ability to pay dividends without prior regulatory approval. The amount of dividends available to the parent company from the bank subsidiaries at December 31, 2011, was approximately $6.6 billion.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
NOTE 24	Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2011 through the date the consolidated financial statements were filed with the United States Securities and Exchange Commission. Based on this evaluation, other than as recorded or disclosed within these consolidated financial statements and related notes, the Company has determined none of these events were required to be recognized or disclosed.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation The consolidated financial statements include the accounts of the Company and its subsidiaries and all variable interest entities (“VIEs”) for which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or right to receive benefits of the VIE that could potentially be significant to the VIE. Consolidation eliminates all significant intercompany accounts and transactions. Certain items in prior periods have been reclassified to conform to the current presentation.

Uses of Estimates

Uses of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual experience could differ from those estimates.

Business Segments

Business Segments

Within the Company, financial performance is measured by major lines of business based on the products and services provided to customers through its distribution channels. The Company has five reportable operating segments:

Wholesale Banking and Commercial Real Estate Wholesale Banking and Commercial Real Estate offers lending, equipment finance and small-ticket leasing, depository, treasury management, capital markets, foreign exchange, international trade services and other financial services to middle market, large corporate, commercial real estate, financial institution and public sector clients.

Consumer and Small Business Banking Consumer and Small Business Banking delivers products and services through banking offices, telephone servicing and sales, on-line services, direct mail, ATM processing and over mobile devices. It encompasses community banking, metropolitan banking, in-store banking, small business banking, consumer lending, mortgage banking, consumer finance, workplace banking, student banking and 24-hour banking.

Wealth Management and Securities Services Wealth Management and Securities Services provides private banking, financial advisory services, investment management, retail brokerage services, insurance, trust, custody and mutual fund servicing through five businesses: Wealth Management, Corporate Trust Services, U.S. Bancorp Asset Management, Institutional Trust & Custody and Fund Services.

Payment Services Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate and purchasing card services, consumer lines of credit and merchant processing.

Treasury and Corporate Support Treasury and Corporate Support includes the Company’s investment portfolios, most covered commercial and commercial real estate loans and related other real estate (“OREO”), funding, capital management, asset securitization, interest rate risk management, the net effect of transfer pricing related to average balances and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.

Segment Results Accounting policies for the lines of business are the same as those used in preparation of the consolidated financial statements with respect to activities specifically attributable to each business line. However, the preparation of business line results requires management to allocate funding costs and benefits, expenses and other financial elements to each line of business. For details of these methodologies and segment results, see “Basis for Financial Presentation” and Table 24 “Line of Business Financial Performance” included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

Securities

Securities

Realized gains or losses on securities are determined on a trade date basis based on the specific amortized cost of the investments sold.

Trading Securities Debt and equity securities held for resale are classified as trading securities and are included in other assets and reported at fair value. Changes in fair value and realized gains or losses are reported in noninterest income.

Available-for-sale Securities These securities are not trading securities but may be sold before maturity in response to changes in the Company’s interest rate risk profile, funding needs, demand for collateralized deposits by public entities or other reasons. Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within other comprehensive income (loss) in shareholders’ equity. Declines in fair value related to other-than-temporary impairment, if any, are reported in noninterest income.

Held-to-maturity Securities Debt securities for which the Company has the positive intent and ability to hold to maturity are reported at historical cost adjusted for amortization of premiums and accretion of discounts. Declines in fair value related to other-than-temporary impairment, if any, are reported in noninterest income.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were acquired or sold, plus accrued interest. The fair value of collateral received is continually monitored and additional collateral is obtained or requested to be returned to the Company as deemed appropriate.

Equity Investments in Operating Entities

Equity Investments in Operating Entities

Equity investments in public entities in which the Company’s ownership is less than 20 percent are accounted for as available-for-sale securities and are carried at fair value. Similar investments in private entities are accounted for using the cost method. Investments in entities where the Company has a significant influence (generally between 20 percent and 50 percent ownership) but does not control the entity are accounted for using the equity method. Investments in limited partnerships and limited liability companies where the Company’s ownership interest is greater than 5 percent are accounted for using the equity method. All equity investments are evaluated for impairment at least annually and more frequently if certain criteria are met.

Loans

Loans

The Company offers a broad array of lending products and categorizes its loan portfolio into three segments, which is the level at which it develops and documents a systematic methodology to determine the allowance for credit losses. The Company’s three loan portfolio segments are commercial lending, consumer lending and covered loans. The Company further disaggregates its loan portfolio segments into various classes based on their underlying risk characteristics. The two classes within the commercial lending segment are commercial loans and commercial real estate loans. The three classes within consumer lending are residential mortgages, credit card loans and other retail loans. The covered loan segment consists of only one class.

The Company’s accounting methods for loans differ depending on whether the loans are originated or purchased, and for purchased loans, whether the loans were acquired at a discount related to evidence of credit deterioration since date of origination.

Originated Loans Held for Investment Loans the Company originates as held for investment are reported at the principal amount outstanding, net of unearned income, net deferred loan fees or costs, and any direct principal charge-offs.

Interest income is accrued on the unpaid principal balances as earned. Loan and commitment fees and certain direct loan origination costs are deferred and recognized over the life of the loan and/or commitment period as yield adjustments.

Purchased Loans All purchased loans (non-impaired and impaired) acquired after January 1, 2009 are initially measured at fair value as of the acquisition date in accordance with applicable authoritative accounting guidance. Credit discounts are included in the determination of fair value. An allowance for credit losses is not recorded at the acquisition date for loans purchased after January 1, 2009. In accordance with applicable authoritative accounting guidance, purchased non-impaired loans acquired in a business combination prior to January 1, 2009 were generally recorded at the predecessor’s carrying value including an allowance for credit losses.

In determining the acquisition date fair value of purchased impaired loans, and in subsequent accounting, the Company generally aggregates purchased consumer loans and certain smaller balance commercial loans into pools of loans with common risk characteristics, while accounting for larger balance commercial loans individually. Expected cash flows at the purchase date in excess of the fair value of loans are recorded as interest income over the life of the loans if the timing and amount of the future cash flows is reasonably estimable. Subsequent to the purchase date, increases in cash flows over those expected at the purchase date are recognized as interest income prospectively. The present value of any decreases in expected cash flows after the purchase date is recognized by recording an allowance for credit losses. Revolving loans, including lines of credit and credit cards loans, and leases are excluded from purchased impaired loans accounting.

For purchased loans acquired after January 1, 2009 that are not deemed impaired at acquisition, credit discounts representing the principal losses expected over the life of the loan are a component of the initial fair value. Subsequent to the purchase date, the methods utilized to estimate the required allowance for credit losses for these loans is similar to originated loans; however, the Company records a provision for credit losses only when the required allowance exceeds any remaining credit discounts. The remaining differences between the purchase price and the unpaid principal balance at the date of acquisition are recorded in interest income over the life of the loans.

Covered Assets Loans covered under loss sharing or similar credit protection agreements with the Federal Deposit Insurance Corporation (“FDIC”) are reported in loans along with the related indemnification asset. Foreclosed real estate covered under similar agreements is recorded in other assets. In accordance with applicable authoritative accounting guidance effective for the Company beginning January 1, 2009, all purchased loans and related indemnification assets are recorded at fair value at date of purchase.

Commitments to Extend Credit Unfunded residential mortgage loan commitments entered into in connection with mortgage banking activities intended to be held for sale are considered derivatives and recorded on the balance sheet at fair value with changes in fair value recorded in income. All other unfunded loan commitments are generally related to providing credit facilities to customers of the Company and are not considered derivatives. For loans purchased after January 1, 2009, the fair value of the unfunded credit commitments is considered in the determination of the fair value of the loans recorded at the date of acquisition. Reserves for credit exposure on all other unfunded credit commitments are recorded in other liabilities.

Allowance for Credit Losses The allowance for credit losses reserves for probable and estimable losses incurred in the Company’s loan and lease portfolio, and includes certain amounts that do not represent loss exposure to the Company because those losses are recoverable under loss sharing agreements with the FDIC. The allowance for credit losses is increased through provisions charged to operating earnings and reduced by net charge-offs. Management evaluates the allowance each quarter to ensure it appropriately reserves for incurred losses.

The allowance recorded for loans in the commercial lending segment is based on reviews of individual credit relationships and considers the migration analysis of commercial lending segment loans and actual loss experience. The Company currently uses an 11 year period of historical losses in considering actual loss experience. This timeframe and the results of the analysis are evaluated quarterly to determine the appropriateness. The allowance recorded for impaired loans greater than $5 million in the commercial lending segment is based on an individual loan analysis utilizing expected cash flows discounted using the original effective interest rate, the observable market price, or the fair value of the collateral for collateral-dependent loans. The allowance recorded for all other commercial lending segment loans is determined on a homogenous pool basis and includes consideration of product mix, risk characteristics of the portfolio, bankruptcy experience, and historical losses, adjusted for current trends. The Company also considers the impacts of any loan modifications made to commercial lending segment loans and any subsequent payment defaults to its expectations of cash flows, principal balance, and current expectations about the borrower’s ability to pay in determining the allowance for credit losses.

The allowance recorded for purchased impaired and Troubled Debt Restructuring (“TDR”) loans in the consumer lending segment is determined on a homogenous pool basis utilizing expected cash flows discounted using the original effective interest rate of the pool. The allowance recorded for all other consumer lending segment loans is determined on a homogenous pool basis and includes consideration of product mix, risk characteristics of the portfolio, bankruptcy experience, and historical losses, adjusted for current trends. The Company also considers any modifications made to consumer lending segment loans including the impacts of any subsequent payment defaults since modification in determining the allowance for credit losses, such as borrower’s ability to pay under the restructured terms, and the timing and amount of payments.

The allowance for covered segment loans is evaluated each quarter in a manner similar to that described for non-covered loans and represents any decreases in expected cash flows of those loans after the acquisition date. The provision for credit losses for covered segment loans considers the indemnification provided by the FDIC.

In addition, subsequent payment defaults on loan modifications considered TDRs are considered in the underlying factors used in the determination of the appropriateness of the allowance for credit losses. For each loan segment, the Company estimates future loan charge-offs through a variety of analysis, trends and underlying assumptions. With respect to the commercial lending segment, TDRs may be collectively evaluated for impairment where observed performance history, including defaults, is a primary driver of the loss allocation. For commercial TDRs individually evaluated for impairment, attributes of the borrower are the primary factors in determining the allowance for credit losses. However, incorporation of loss history is factored into the allowance methodology applied to this category of loans. With respect to the consumer lending segment, performance of the portfolio, including defaults on TDRs, is considered when estimating future cash flows.

The Company’s methodology for determining the appropriate allowance for credit losses for all the loan segments also considers the imprecision inherent in the methodologies used. As a result, in addition to the amounts determined under the methodologies described above, management also considers the potential impact of other qualitative factors which include, but are not limited to, economic factors; geographic and other concentration risks; delinquency and nonaccrual trends; current business conditions; changes in lending policy, underwriting standards, internal review and other relevant business practices; and the regulatory environment. The consideration of these items results in adjustments to allowance amounts included in the Company’s allowance for credit losses for each of the above loan segments.

The Company also assesses the credit risk associated with off-balance sheet loan commitments, letters of credit, and derivatives. Credit risk associated with derivatives is reflected in the fair values recorded for those positions. The liability for off-balance sheet credit exposure related to loan commitments and other credit guarantees is included in other liabilities. Because business processes and credit risks associated with unfunded credit commitments are essentially the same as for loans, the Company utilizes similar processes to estimate its liability for unfunded credit commitments.

Credit Quality The quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company.

For all loan classes, loans are considered past due based on the number of days delinquent except for monthly amortizing loans which are classified delinquent based upon the number of contractually required payments not made (for example, two missed payments is considered 30 days delinquent).

Commercial lending segment loans are placed on nonaccrual status when the collection of principal and interest has become 90 days past due or is otherwise considered doubtful. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Commercial lending segment loans are generally fully or partially charged down to the fair value of the collateral securing the loan, less costs to sell, when the loan is considered uncollectible.

Consumer lending segment loans are generally charged-off at a specific number of days or payments past due. Residential mortgages and other retail loans secured by 1-4 family properties are generally charged down to fair market value, less costs to sell, at 180 days past due, and placed on nonaccrual status in instances where a partial charge-off occurs unless the loan is well secured and in the process of collection. Credit card loans continue to accrue interest until the account is charged off. Credit cards are charged off at 180 days past due. Other retail loans not secured by 1-4 family properties are charged-off at 120 days past due; and revolving consumer lines are charged off at 180 days past due. Similar to credit cards, other retail loans are generally not placed on nonaccrual status because of the relative short period of time to charge-off. Certain retail customers having financial difficulties may have the terms of their credit card and other loan agreements modified to require only principal payments and, as such, are reported as nonaccrual.

For all loan classes, interest payments received on nonaccrual loans are generally recorded as a reduction to the loan carrying amount. Interest payments recorded as reductions to a loan’s carrying amount while a loan is on nonaccrual are recognized as interest income only upon payoff of the loan. In certain circumstances, loans in any class may be restored to accrual status, such as when none of the principal and interest is past due and prospects for future payment are no longer in doubt; or the loan becomes well secured and is in the process of collection. Loans where there has been a partial charge-off may be returned to accrual status if all principal and interest (including amounts previously charged-off) is expected to be collected and the loan is current.

Covered loans not considered to be purchased impaired are evaluated for delinquency, nonaccrual status and charge-off consistent with the class of loan they would be included in had the loss share coverage not been in place. Generally, purchased impaired loans are considered accruing loans. However, the timing and amount of future cash flows for some loans is not reasonably estimable. Those loans are classified as nonaccrual loans and interest income is not recognized until the timing and amount of the future cash flows can be reasonably estimated.

The Company classifies its loan portfolios using internal credit quality ratings on a quarterly basis. These ratings include: pass, special mention and classified, and are an important part of the Company’s overall credit risk management process and evaluation of the allowance for credit losses. Loans with a pass rating represent those not classified on the Company’s rating scale for problem credits, as minimal credit risk has been identified. Special mention loans are those that have a potential weakness deserving management’s close attention. Classified loans are those where a well-defined weakness has been identified that may put full collection of contractual cash flows at risk. It is possible that others, given the same information, may reach different reasonable conclusions regarding the credit quality rating classification of specific loans.

Troubled Debt Restructurings In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. Concessionary modifications are classified as TDRs unless the modification results in only an insignificant delay in payments to be received. The Company accrues interest on TDRs if the borrower complies with the revised terms and conditions as agreed upon with the Company and has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles. To the extent a previous restructuring was insignificant, the Company considers the cumulative effect of past restructurings related to the receivable when determining whether a current restructuring is a TDR. Loans classified as TDRs are considered impaired loans for reporting and measurement purposes. Many of the Company’s TDRs are determined on a case-by-case basis in connection with ongoing loan collection processes. However, the Company has also implemented certain restructuring programs that may result in TDRs.

For the commercial lending segment, modifications generally result in the Company working with borrowers on a case-by-case basis. Commercial and commercial real estate modifications generally include extensions of the maturity date and may be accompanied by an increase or decrease to the interest rate, which may not be deemed a market rate of interest. In addition, the Company may work with the borrower in identifying other changes that mitigate loss to the Company, which may include additional collateral or guarantees to support the loan. To a lesser extent, the Company may waive contractual principal. The Company classifies these concessions as TDRs to the extent the Company determines that the borrower is experiencing financial difficulty.

Modifications for the consumer lending segment are generally part of programs the Company has initiated. The Company participates in the U.S. Department of Treasury Home Affordable Modification Program (“HAMP”). HAMP gives qualifying homeowners an opportunity to permanently modify their loan and achieve more affordable monthly payments, with the U.S. Department of Treasury compensating the Company for a portion of the reduction in monthly amounts due from borrowers participating in this program. The Company also modifies residential mortgage loans under Federal Housing Administration, Department of Veterans Affairs, or other internal programs. Under these programs, the Company provides concessions to qualifying borrowers experiencing financial difficulties. The concessions may include adjustments to interest rates, conversion of adjustable rates to fixed rates, extension of maturity dates or deferrals of payments, capitalization of accrued interest and/or outstanding advances, or in limited situations, partial forgiveness of loan principal. In most instances, participation in residential mortgage loan restructuring programs requires the customer to complete a short-term trial period. A permanent loan modification is contingent on the customer successfully completing the trial period arrangement and the loan documents are not modified until that time. Loans that require a trial period arrangement are reported as TDRs when offered to the borrower.

Credit card and other retail loan modifications are generally part of two distinct restructuring programs. The Company offers workout programs providing customers experiencing financial difficulty with modifications whereby balances may be amortized up to 60 months, and generally include waiver of fees and reduced interest rates. The Company also provides modification programs to qualifying customers experiencing a temporary financial hardship in which reductions are made to monthly required minimum payments for up to 12 months. Balances related to these programs are generally frozen, however, may be reopened upon successful exit of the program, in which account privileges may be restored.

Modifications to loans in the covered segment are similar in nature to that described above for non-covered loans, and the evaluation and determination of TDR status is similar, except that acquired loans restructured after acquisition are not considered TDRs for purposes of the Company’s accounting and disclosure if the loans evidenced credit deterioration as of the acquisition date and are accounted for in pools. Losses associated with the modification on covered loans, including the economic impact of interest rate reductions, are generally eligible for reimbursement under loss sharing agreements with the FDIC.

Impaired Loans For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. Impaired loans include all nonaccrual and TDR loans. For all loan classes, interest income on TDR loans is recognized under the modified terms and conditions if the borrower has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles. Interest income is not recognized on other impaired loans until the loan is paid off.

Factors used by the Company in determining whether all principal and interest payments due on commercial and commercial real estate loans will be collected and therefore whether those loans are impaired, include but are not limited to, the financial condition of the borrower, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on industry, geographic location and certain financial ratios. The evaluation of impairment on residential mortgages, credit card and other retail loans is primarily driven by delinquency status of individual loans or whether a loan has been modified. Individual covered loans, whose future losses are covered by loss sharing agreements with the FDIC that substantially reduce the risk of credit losses to the Company, are evaluated for impairment and accounted for in a manner consistent with the class of loan they would have been included in had the loss sharing coverage not been in place.

Leases The Company’s lease portfolio consists of both direct financing and leveraged leases. The net investment in direct financing leases is the sum of all minimum lease payments and estimated residual values, less unearned income. Unearned income is recorded in interest income over the terms of the leases to produce a level yield.

The investment in leveraged leases is the sum of all lease payments, less nonrecourse debt payments, plus estimated residual values, less unearned income. Income from leveraged leases is recognized over the term of the leases based on the unrecovered equity investment.

Residual values on leased assets are reviewed regularly for other-than-temporary impairment. Residual valuations for retail automobile leases are based on independent assessments of expected used car sale prices at the end-of-term. Impairment tests are conducted based on these valuations considering the probability of the lessee returning the asset to the Company, re-marketing efforts, insurance coverage and ancillary fees and costs. Valuations for commercial leases are based upon external or internal management appraisals. When there is impairment of the Company’s interest in the residual value of a leased asset, the carrying value is reduced to the estimated fair value with the writedown recognized in the current period.

Other Real Estate OREO is included in other assets, and is property acquired through foreclosure or other proceedings on defaulted loans. OREO is initially recorded at fair value, less estimated selling costs. OREO is evaluated regularly and any decreases in value along with holding costs, such as taxes and insurance, are reported in noninterest expense.

Loans Held for Sale

Loans Held for Sale

Loans held for sale (“LHFS”) represent mortgage loan originations intended to be sold in the secondary market and other loans that management has an active plan to sell. LHFS are carried at the lower-of-cost-or-fair value as determined on an aggregate basis by type of loan with the exception of loans for which the Company has elected fair value accounting, which are carried at fair value. The credit component of any writedowns upon the transfer of loans to LHFS is reflected in loan charge-offs.

Where an election is made to carry the LHFS at fair value, any further decreases or subsequent increases in fair value are recognized in noninterest income. Where an election is made to carry LHFS at lower-of-cost-or-fair value, any further decreases are recognized in noninterest income and increases in fair value are not recognized until the loans are sold.

Derivatives Financial Instruments

Derivative Financial Instruments

In the ordinary course of business, the Company enters into derivative transactions to manage its interest rate, prepayment, credit, price and foreign currency risk and to accommodate the business requirements of its customers. Derivative instruments are reported in other assets or other liabilities at fair value. Changes in a derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met.

All derivative instruments that qualify and are designated for hedge accounting are recorded at fair value and classified either as a hedge of the fair value of a recognized asset or liability (“fair value hedge”), a hedge of the variability of cash flows to be received or paid related to a recognized asset or liability or a forecasted transaction (“cash flow hedge”), or a hedge of the volatility of an investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”). Changes in the fair value of a derivative that is highly effective and designated as a fair value hedge, and the offsetting changes in the fair value of the hedged item, are recorded in income. Effective changes in the fair value of a derivative designated as a cash flow hedge are recorded in accumulated other comprehensive income (loss) until cash flows of the hedged item are recognized in income. Any change in fair value resulting from hedge ineffectiveness is immediately recorded in noninterest income. Effective changes in the fair value of net investment hedges are recorded in accumulated other comprehensive income (loss). The Company performs an assessment, both at the inception of a hedge and, at a minimum, on a quarterly basis thereafter, to determine whether derivatives designated as hedging instruments are highly effective in offsetting changes in the value of the hedged items.

If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in accumulated other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occuring, whereby the amounts within accumulated other comprehensive income (loss) remain.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue as it is earned based on contractual terms, as transactions occur, or as services are provided and collectability is reasonably assured. In certain circumstances, noninterest income is reported net of associated expenses that are directly related to variable volume-based sales or revenue sharing arrangements or when the Company acts on an agency basis for others. Certain specific policies include the following:

Credit and Debit Card Revenue and Corporate Payment Products Revenue Credit and debit card revenue includes interchange income from consumer credit and debit cards, annual fees, and other transaction and account management fees. Corporate payment products revenue primarily includes interchange income from corporate and purchasing card transactions processed through card association networks and merchant discount income from closed loop network transactions. Interchange income is a fee paid by a merchant bank to the card-issuing bank through the interchange network. Interchange fees are set by the credit card associations and are based on cardholder purchase volumes. Merchant discount income is a fee paid by a merchant to the Company through the closed loop network. Merchant discount fees are set by the Company directly with the merchant. The Company records interchange and merchant discount income as transactions occur. Transaction and account management fees are recognized as transactions occur or services are provided, except for annual fees, which are recognized over the applicable period. Volume-related payments to partners and credit card associations and expenses for rewards programs are also recorded within credit and debit card revenue and corporate payment products revenue. Payments to partners and expenses related to rewards programs are recorded when earned by the partner or customer.

Merchant Processing Services Merchant processing services revenue consists principally of transaction and account management fees charged to merchants for the electronic processing of transactions, net of interchange fees paid to the card-issuing bank, card association assessments, and revenue sharing amounts, and is recognized at the time the merchant’s transactions are processed or other services are performed. The Company may enter into revenue sharing agreements with referral partners or in connection with purchases of merchant contracts from sellers. The revenue sharing amounts are determined primarily on sales volume processed or revenue generated for a particular group of merchants. Merchant processing revenue also includes revenues related to point-of-sale equipment recorded as sales when the equipment is shipped or as earned for equipment rentals.

Trust and Investment Management Fees Trust and investment management fees are recognized over the period in which services are performed and are based on a percentage of the fair value of the assets under management or administration, fixed based on account type, or transaction-based fees.

Commercial Products Revenue Commercial products revenue primarily includes revenue related to ancillary services provided to Wholesale Banking and Commercial Real Estate customers including standby letter of credit fees, non-yield related loan fees, syndication and other capital markets related revenue, non-yield related leasing revenue and foreign exchange fees. These fees are recognized as earned or as transactions occur and services are provided.

Mortgage Banking Revenue Mortgage banking revenue includes revenue derived from mortgages originated and subsequently sold, generally with servicing retained. The primary components include: gains and losses on mortgage sales; servicing revenue, including losses related to the repurchase of previously-sold loans; changes in fair value for mortgage loans originated with the intent to sell and measured at fair value under the fair value option; changes in the fair value of mortgage servicing rights (“MSRs”); and the impact of risk management activities associated with the mortgage origination pipeline, funded loans and MSRs. Net Interest income from mortgage loans is recorded in interest income. Refer to Other Significant Policies in Note 1, as well as Note 10 and Note 21 for a further discussion of MSRs.

Deposit Service Charges Service charges on deposit accounts are primarily monthly fees based on minimum balances or transaction-based fees. These fees are recognized as earned or as transactions occur and services are provided.

Intangible Assets

Intangible Assets The price paid over the net fair value of acquired businesses (“goodwill”) is not amortized. Other intangible assets are amortized over their estimated useful lives, using straight-line and accelerated methods. The recoverability of goodwill and other intangible assets is evaluated annually, at a minimum, or on an interim basis if events or circumstances indicate a possible inability to realize the carrying amount. The evaluation includes assessing the estimated fair value of the intangible asset based on market prices for similar assets, where available, and the present value of the estimated future cash flows associated with the intangible asset.

Income Taxes	Income Taxes Deferred taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting carrying amounts.
Mortgage Servicing Rights

Mortgage Servicing Rights MSRs are capitalized as separate assets when loans are sold and servicing is retained or if they are purchased from others. MSRs are recorded at fair value. The Company determines the fair value by estimating the present value of the asset’s future cash flows utilizing market-based prepayment rates, discount rates, and other assumptions validated through comparison to trade information, industry surveys and independent third party valuations. Changes in the fair value of MSRs are recorded in earnings during the period in which they occur. Risks inherent in the MSRs valuation include higher than expected prepayment rates and/or delayed receipt of cash flows. The Company utilizes interest rate swaps, futures, to-be-announced securities (“TBAs”) and options to mitigate MSR valuation risk.

Pensions

Pensions For purposes of its pension plans, the Company utilizes its fiscal year-end as the measurement date. At the measurement date, plan assets are determined based on fair value, generally representing observable market prices or the net asset value provided by the plans’ administrator. The actuarial cost method used to compute the pension liabilities and related expense is the projected unit credit method. The projected benefit obligation is principally determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the investment yield of high quality corporate bonds available in the marketplace with maturities equal to projected cash flows of future benefit payments as of the measurement date. Periodic pension expense (or income) includes service costs, interest costs based on the assumed discount rate, the expected return on plan assets based on an actuarially derived market-related value and amortization of actuarial gains and losses. Pension accounting reflects the long-term nature of benefit obligations and the investment horizon of plan assets, and can have the effect of reducing earnings volatility related to short-term changes in interest rates and market valuations. Actuarial gains and losses include the impact of plan amendments and various unrecognized gains and losses which are deferred and amortized over the future service periods of active employees. The market-related value utilized to determine the expected return on plan assets is based on fair value adjusted for the difference between expected returns and actual performance of plan assets. The unrealized difference between actual experience and expected returns is included in expense over a period of approximately twelve-years. The overfunded or underfunded status of the plans is recorded as an asset or liability on the consolidated balance sheet, with changes in that status recognized through other comprehensive income (loss).

Premises and Equipment

Premises and Equipment Premises and equipment are stated at cost less accumulated depreciation and depreciated primarily on a straight-line basis over the estimated life of the assets. Estimated useful lives range up to 40 years for newly constructed buildings and from 3 to 20 years for furniture and equipment.

Capitalized leases, less accumulated amortization, are included in premises and equipment. Capitalized lease obligations are included in long-term debt. Capitalized leases are amortized on a straight-line basis over the lease term and the amortization is included in depreciation expense.

Stock-Based Compensation

Stock-Based Compensation The Company grants stock-based awards, including restricted stock, restricted stock units and options to purchase common stock of the Company. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Restricted stock and restricted stock unit grants are awarded at no cost to the recipient. Stock-based compensation for awards is recognized in the Company’s results of operations on a straight-line basis over the vesting period. The Company immediately recognizes compensation cost of awards to employees that meet retirement status, despite their continued active employment. The amortization of stock-based compensation reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise or release of restrictions. At the time stock-based awards are exercised, cancelled, expire, or restrictions are released, the Company may be required to recognize an adjustment to tax expense, depending on the market price of the Company’s common stock at that time.

Per Share Calculations

Per Share Calculations Earnings per common share is calculated by dividing net income applicable to U.S. Bancorp common shareholders by the weighted average number of common shares outstanding. Diluted earnings per common share is calculated by adjusting income and outstanding shares, assuming conversion of all potentially dilutive securities.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Line of Business Financial Performance

	Wholesale Banking and Commercial Real Estate			Consumer and Small Business Banking
Year Ended December 31 (Dollars in Millions)	2011	2010	Percent Change	2011	2010	Percent Change
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,123	$2,004	5.9%	$4,604	$4,411	4.4%
Noninterest income	1,224	1,128	8.5	2,756	2,757	–
Securities gains (losses), net	–	(1)	*	–	–	–
Total net revenue	3,347	3,131	6.9	7,360	7,168	2.7
Noninterest expense	1,269	1,215	4.4	4,569	4,282	6.7
Other intangibles	16	16	–	72	96	(25.0)
Total noninterest expense	1,285	1,231	4.4	4,641	4,378	6.0
Income before provision and income taxes	2,062	1,900	8.5	2,719	2,790	(2.5)
Provision for credit losses	424	1,255	(66.2)	1,395	1,695	(17.7)
Income before income taxes	1,638	645	*	1,324	1,095	20.9
Income taxes and taxable-equivalent adjustment	597	234	*	481	398	20.9
Net income	1,041	411	*	843	697	20.9
Net (income) loss attributable to noncontrolling interests	4	2	*	(1)	(3)	66.7
Net income attributable to U.S. Bancorp	$1,045	$413	*	$842	$694	21.3
Average Balance Sheet
Commercial	$37,459	$33,329	12.4%	$7,366	$7,272	1.3%
Commercial real estate	19,204	19,595	(2.0)	15,537	13,821	12.4
Residential mortgages	67	80	(16.3)	33,245	27,242	22.0
Credit card	–	–	–	–	–	–
Other retail	5	34	(85.3)	45,730	45,036	1.5
Total loans, excluding covered loans	56,735	53,038	7.0	101,878	93,371	9.1
Covered loans	1,495	1,974	(24.3)	8,394	9,542	(12.0)
Total loans	58,230	55,012	5.8	110,272	102,913	7.2
Goodwill	1,604	1,608	(.2)	3,520	3,538	(.5)
Other intangible assets	52	69	(24.6)	2,042	1,906	7.1
Assets	64,062	60,208	6.4	124,361	117,332	6.0
Noninterest-bearing deposits	25,172	17,226	46.1	17,903	16,601	7.8
Interest checking	12,691	13,547	(6.3)	26,565	23,800	11.6
Savings products	9,309	11,614	(19.8)	40,566	36,120	12.3
Time deposits	14,511	11,594	25.2	24,437	25,835	(5.4)
Total deposits	61,683	53,981	14.3	109,471	102,356	7.0
Total U.S. Bancorp shareholders’ equity	5,586	5,378	3.9	9,431	8,614	9.5

*	Not meaningful

Wealth Management and Securities Services			Payment Services			Treasury and Corporate Support			Consolidated Company
2011	2010	Percent Change	2011	2010	Percent Change	2011	2010	Percent Change	2011	2010	Percent Change

$358	$293	22.2%	$1,350	$1,339	.8%	$1,913	$1,741	9.9%	$10,348	$9,788	5.7%
1,050	1,110	(5.4)	3,247	3,150	3.1	514	293	75.4	8,791	8,438	4.2
–	–	–	–	–	–	(31)	(77)	59.7	(31)	(78)	60.3
1,408	1,403	.4	4,597	4,489	2.4	2,396	1,957	22.4	19,108	18,148	5.3
1,079	984	9.7	1,763	1,686	4.6	932	849	9.8	9,612	9,016	6.6
39	53	(26.4)	172	201	(14.4)	–	1	*	299	367	(18.5)
1,118	1,037	7.8	1,935	1,887	2.5	932	850	9.6	9,911	9,383	5.6
290	366	(20.8)	2,662	2,602	2.3	1,464	1,107	32.2	9,197	8,765	4.9
3	17	(82.4)	507	1,335	(62.0)	14	54	(74.1)	2,343	4,356	(46.2)
287	349	(17.8)	2,155	1,267	70.1	1,450	1,053	37.7	6,854	4,409	55.5
103	126	(18.3)	787	462	70.3	98	(76)	*	2,066	1,144	80.6
184	223	(17.5)	1,368	805	69.9	1,352	1,129	19.8	4,788	3,265	46.6
–	–	–	(40)	(29)	(37.9)	121	82	47.6	84	52	61.5
$184	$223	(17.5)	$1,328	$776	71.1	$1,473	$1,211	21.6	$4,872	$3,317	46.9

$1,046	$1,035	1.1%	$5,640	$5,212	8.2%	$105	$180	(41.7)%	$51,616	$47,028	9.8%
579	571	1.4	–	–	–	194	282	(31.2)	35,514	34,269	3.6
389	368	5.7	–	–	–	10	14	(28.6)	33,711	27,704	21.7
–	–	–	16,084	16,400	(1.9)	–	3	*	16,084	16,403	(1.9)
1,565	1,601	(2.2)	898	1,004	(10.6)	1	11	(90.9)	48,199	47,686	1.1
3,579	3,575	.1	22,622	22,616	–	310	490	(36.7)	185,124	173,090	7.0
12	14	(14.3)	5	5	–	6,397	8,397	(23.8)	16,303	19,932	(18.2)
3,591	3,589	.1	22,627	22,621	–	6,707	8,887	(24.5)	201,427	193,022	4.4
1,463	1,516	(3.5)	2,362	2,347	.6	–	–	–	8,949	9,009	(.7)
184	201	(8.5)	792	944	(16.1)	5	7	(28.6)	3,075	3,127	(1.7)
5,990	5,802	3.2	27,936	27,308	2.3	95,915	75,211	27.5	318,264	285,861	11.3
9,739	5,489	77.4	673	634	6.2	369	212	74.1	53,856	40,162	34.1
3,249	2,704	20.2	320	119	*	2	14	(85.7)	42,827	40,184	6.6
21,687	12,601	72.1	30	23	30.4	181	224	(19.2)	71,773	60,582	18.5
5,569	5,960	(6.6)	–	1	*	186	403	(53.8)	44,703	43,793	2.1
40,244	26,754	50.4	1,023	777	31.7	738	853	(13.5)	213,159	184,721	15.4
2,079	2,107	(1.3)	5,280	5,310	(.6)	9,824	6,640	48.0	32,200	28,049	14.8

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities held to maturity and Available for sale

	2011					2010
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other- than- Temporary (d)	Other (e)	Fair Value	Amortized Cost	Unrealized Gains	Other- than- Temporary (d)	Other (e)	Fair Value
Held-to-maturity (a)
U.S. Treasury and agencies	$2,560	$35	$–	$–	$2,595	$165	$–	$–	$(1)	$164
Mortgage-backed securities
Residential
Agency	16,085	333	–	(3)	16,415	847	–	–	(4)	843
Non-agency
non-prime	2	–	–	–	2	3	–	–	–	3
Commercial
non-agency	4	–	–	(2)	2	10	–	–	(5)	5
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	52	13	–	(2)	63	157	13	–	(18)	152
Other	23	1	(6)	(1)	17	127	–	(1)	(7)	119
Obligations of state and political subdivisions	23	1	–	(1)	23	27	1	–	(1)	27
Obligations of foreign governments	7	–	–	–	7	7	–	–	–	7
Other debt securities	121	–	–	(29)	92	126	–	–	(27)	99
Total held-to-maturity	$18,877	$383	$(6)	$(38)	$19,216	$1,469	$14	$(1)	$(63)	$1,419
Available-for-sale (b)
U.S. Treasury and agencies	$1,045	$13	$–	$(1)	$1,057	$2,559	$6	$–	$(28)	$2,537
Mortgage-backed securities
Residential
Agency	39,337	981	–	(4)	40,314	37,144	718	–	(159)	37,703
Non-agency
Prime (c)	911	5	(63)	(50)	803	1,216	12	(86)	(39)	1,103
Non-prime	1,047	9	(247)	(7)	802	1,193	15	(243)	(18)	947
Commercial
Agency	133	7	–	–	140	194	5	–	(2)	197
Non-agency	42	2	–	(2)	42	47	3	–	–	50
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	180	31	(3)	(2)	206	204	23	(2)	(1)	224
Other	694	16	(5)	(24)	681	709	23	(3)	(9)	720
Obligations of state and political subdivisions	6,394	167	–	(22)	6,539	6,835	3	–	(421)	6,417
Obligations of foreign governments	6	–	–	–	6	6	–	–	–	6
Corporate debt securities	1,000	1	–	(174)	827	1,109	–	–	(151)	958
Perpetual preferred securities	379	25	–	(86)	318	456	41	–	(49)	448
Other investments	188	15	–	(1)	202	183	17	–	(1)	199
Total available-for-sale	$51,356	$1,272	$(318)	$(373)	$51,937	$51,855	$866	$(334)	$(878)	$51,509

(a)	Held-to-maturity securities are carried at historical cost adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.
(d)	Represents impairment not related to credit for those securities that have been determined to be other-than-temporarily impaired.
(e)	Represents unrealized losses on securities that have not been determined to be other-than-temporarily impaired.

Amount of interest income from taxable and nontaxable investment securities

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Taxable	$1,517	$1,292	$1,295
Non-taxable	303	309	311
Total interest income from investment securities	$1,820	$1,601	$1,606

Amount of gross gains and losses realized through sales of available for sale investment securities

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Realized gains	$11	$21	$150
Realized losses	(7)	(8)	(3)
Net realized gains (losses)	$4	$13	$147
Income tax (benefit) on net realized gains (losses)	$2	$5	$56

Accretable balance of structured investment securities and other investment securities

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$139	$292	$349
Impact of other-than-temporary impairment accounting change	–	–	(124)
Adjusted balance at beginning of period	139	292	225
Additions (a)	–	66	127
Disposals (b)	–	(219)	–
Accretion	(17)	(29)	(6)
Other (c)	(22)	29	(54)
Balance at end of period	$100	$139	$292

(a)	Primarily resulted from the exchange of certain SIVs for the underlying investment securities.
(b)	Primarily resulted from the sale of securities covered under loss sharing agreements with the FDIC and the exchange of certain SIVs for the underlying investment securities.
(c)	Primarily represents changes in projected future cash flows related to variable rates on certain investment securities.

Summary of other than temporary impairment by investment category

	2011			2010			2009
Year Ended December 31 (Dollars in Millions)	Losses Recorded in Earnings	Other Gains (Losses) (b)	Total	Losses Recorded in Earnings	Other Gains (Losses) (b)	Total	Losses Recorded in Earnings	Other Gains (Losses) (b)	Total
Held-to-maturity
Other asset-backed securities	$–	$–	$–	$(2)	$–	$(2)	$–	$–	$–
Total held-to-maturity	$–	$–	$–	$(2)	$–	$(2)	$–	$–	$–
Available-for-sale
Mortgage-backed securities
Non-agency residential
Prime (a)	$(3)	$(5)	$(8)	$(5)	$(10)	$(15)	$(13)	$(182)	$(195)
Non-prime	(24)	(23)	(47)	(63)	(60)	(123)	(151)	(304)	(455)
Commercial non-agency	–	–	–	–	–	–	(1)	(1)	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	–	–	–	(6)	(1)	(7)	(17)	(3)	(20)
Other	(4)	3	(1)	(13)	4	(9)	(186)	88	(98)
Obligations of state and political subdivisions	(4)	–	(4)	–	–	–	–	–	–
Corporate debt securities	–	–	–	–	–	–	(7)	–	(7)
Perpetual preferred securities	–	–	–	(1)	–	(1)	(223)	–	(223)
Other debt securities	–	–	–	(1)	1	–	–	–	–
Total available-for-sale	$(35)	$(25)	$(60)	$(89)	$(66)	$(155)	$(598)	$(402)	$(1,000)

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.
(b)	Represents the non-credit portion of other-than-temporary impairment recorded in other comprehensive income for securities determined to be other-than-temporarily impaired during the period.

Summary of ranges used in valuation of non-agency mortgage-backed securities other than temporarily impaired

	Prime			Non-Prime
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2011
Estimated lifetime prepayment rates	4%	15%	14%	2%	11%	6%
Lifetime probability of default rates	2	9	3	1	20	5
Lifetime loss severity rates	40	50	46	8	70	52
December 31, 2010
Estimated lifetime prepayment rates	4%	14%	13%	1%	12%	6%
Lifetime probability of default rates	3	9	3	1	20	8
Lifetime loss severity rates	40	55	41	37	71	55

Credit losses on non-agency mortgage backed and other debt securities

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$358	$335	$299
Additions to credit losses due to other-than-temporary impairments
Credit losses on securities not previously considered other-than-temporarily impaired	7	19	94
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	28	72	148
Total other-than-temporary impairment on debt securities	35	91	242
Other changes in credit losses
Increases in expected cash flows	(21)	(26)	(49)
Realized losses (a)	(73)	(60)	(30)
Credit losses on security sales and securities expected to be sold	(1)	–	(127)
Other	–	18	–
Balance at end of period	$298	$358	$335

(a)	Primarily represents principal losses allocated to mortgage and asset-backed securities in the Company’s portfolio under the terms of the securitization transaction documents.

Gross unrealized losses and fair value of the Company's investments with unrealized losses

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
Mortgage-backed securities
Residential
Agency	$697	$(3)	$–	$–	$697	$(3)
Non-agency non-prime (a)	–	–	1	–	1	–
Commercial non-agency	–	–	3	(2)	3	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	–	–	29	(2)	29	(2)
Other	–	–	14	(7)	14	(7)
Obligations of state and political subdivisions	–	–	9	(1)	9	(1)
Other debt securities	–	–	92	(29)	92	(29)
Total held-to-maturity	$697	$(3)	$148	$(41)	$845	$(44)
Available-for-sale
U.S. Treasury and agencies	$22	$(1)	$–	$–	$22	$(1)
Mortgage-backed securities
Residential
Agency	2,689	(3)	676	(1)	3,365	(4)
Non-agency (a)
Prime (b)	102	(6)	649	(107)	751	(113)
Non-prime	47	(4)	685	(250)	732	(254)
Commercial non-agency	21	(2)	1	–	22	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	14	(2)	9	(3)	23	(5)
Other	497	(14)	116	(15)	613	(29)
Obligations of state and political subdivisions	73	–	879	(22)	952	(22)
Obligations of foreign governments	6	–	–	–	6	–
Corporate debt securities	156	(1)	580	(173)	736	(174)
Perpetual preferred securities	78	(19)	162	(67)	240	(86)
Other investments	1	–	2	(1)	3	(1)
Total available-for-sale	$3,706	$(52)	$3,759	$(639)	$7,465	$(691)

(a)	The Company has $367 million of unrealized losses on residential non-agency mortgage-backed securities. Credit-related other-than-temporary impairment on these securities may occur if there is further deterioration in underlying collateral pool performance. Borrower defaults may increase if current economic conditions persist or worsen. Additionally, further deterioration in home prices may increase the severity of projected losses.
(b)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Investment Securities

	Available-for-Sale				Held-to-Maturity
At December 31, 2011 (Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)
U.S. Treasury and Agencies
Maturing in one year or less	$394	$395	.3	2.06%	$–	$–	–	–%
Maturing after one year through five years	541	547	2.0	.93	2,500	2,535	2.2	.99
Maturing after five years through ten years	48	53	8.2	4.25	–	–	–	–
Maturing after ten years	62	62	11.1	3.15	60	60	13.2	1.87
Total	$1,045	$1,057	2.2	1.64%	$2,560	$2,595	2.4	1.01%
Mortgage-Backed Securities (a)
Maturing in one year or less	$672	$673	.6	2.47%	$220	$218	.5	1.55%
Maturing after one year through five years	32,056	32,917	3.5	2.74	13,940	14,230	3.7	2.53
Maturing after five years through ten years	6,975	6,775	7.0	2.24	1,412	1,440	5.6	1.68
Maturing after ten years	1,767	1,736	12.7	1.74	519	531	11.4	1.47
Total	$41,470	$42,101	4.4	2.61%	$16,091	$16,419	4.0	2.40%
Asset-Backed Securities (a)
Maturing in one year or less	$13	$22	.2	9.71%	$2	$2	.1	1.01%
Maturing after one year through five years	151	154	3.4	12.53	34	36	2.5	1.01
Maturing after five years through ten years	693	694	7.9	3.08	17	18	6.6	.85
Maturing after ten years	17	17	12.7	11.10	22	24	22.5	1.01
Total	$874	$887	7.1	4.97%	$75	$80	9.3	.98%
Obligations of State and Political Subdivisions (b) (c)
Maturing in one year or less	$99	$99	.7	1.66%	$–	$–	.5	8.32%
Maturing after one year through five years	3,981	4,087	4.1	6.76	5	6	3.1	8.47
Maturing after five years through ten years	2,008	2,063	5.7	6.79	3	3	5.8	5.27
Maturing after ten years	306	290	21.1	7.48	15	14	15.1	5.51
Total	$6,394	$6,539	5.4	6.73%	$23	$23	11.0	6.16%
Other Debt Securities
Maturing in one year or less	$69	$54	.4	5.74%	$1	$1	.3	.84%
Maturing after one year through five years	–	–	–	–	99	85	4.1	1.42
Maturing after five years through ten years	25	22	5.8	6.38	28	13	8.8	1.18
Maturing after ten years	1,201	968	29.4	3.87	–	–	–	–
Total	$1,295	$1,044	27.4	4.02%	$128	$99	5.1	1.36%
Other Investments	$278	$309	13.1	3.87%	$–	$–	–	–%
Total investment securities (d)	$51,356	$51,937	5.2	3.19%	$18,877	$19,216	3.9	2.21%

(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities anticipating future prepayments.
(b)	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, yield to maturity if purchased at par or a discount.
(c)	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and contractual maturity for securities with a fair value equal to or below par.
(d)	The weighted-average maturity of the available-for-sale investment securities was 7.4 years at December 31, 2010, with a corresponding weighted-average yield of 3.41 percent. The weighted-average maturity of the held-to-maturity investment securities was 6.3 years at December 31, 2010, with a corresponding weighted-average yield of 2.07 percent.
(e)	Average yields are presented on a fully-taxable equivalent basis under a tax rate of 35 percent. Yields on available-for-sale and held-to-maturity securities are computed based on amortized cost balances. Average yield and maturity calculations exclude equity securities that have no stated yield or maturity.

	2011		2010
At December 31, (Dollars in Millions)	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
U.S. Treasury and agencies	$3,605	5.1%	$2,724	5.1%
Mortgage-backed securities	57,561	82.0	40,654	76.2
Asset-backed securities	949	1.4	1,197	2.3
Obligations of state and political subdivisions	6,417	9.1	6,862	12.9
Other debt securities and investments	1,701	2.4	1,887	3.5
Total investment securities	$70,233	100.0%	$53,324	100.0%

Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Credit Losses [Abstract]
Composition of the loan portfolio

(Dollars in Millions)	2011	2010
Commercial
Commercial	$50,734	$42,272
Lease financing	5,914	6,126
Total commercial	56,648	48,398
Commercial real estate
Commercial mortgages	29,664	27,254
Construction and development	6,187	7,441
Total commercial real estate	35,851	34,695
Residential mortgages
Residential mortgages	28,669	24,315
Home equity loans, first liens	8,413	6,417
Total residential mortgages	37,082	30,732
Credit card	17,360	16,803
Other retail
Retail leasing	5,118	4,569
Home equity and second mortgages	18,131	18,940
Revolving credit	3,344	3,472
Installment	5,348	5,459
Automobile	11,508	10,897
Student	4,658	5,054
Total other retail	48,107	48,391
Total loans, excluding covered loans	195,048	179,019
Covered loans	14,787	18,042
Total loans	$209,835	$197,061

Changes in the accretable balance for purchased impaired loans

(Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$2,890	$2,845	$2,719
Purchases	100	–	356
Accretion	(451)	(421)	(358)
Disposals	(67)	(27)	(56)
Reclassifications (to)/from nonaccretable difference (a)	184	536	384
Other	(37)	(43)	(200)
Balance at end of period	$2,619	$2,890	$2,845

(a)	Primarily relates to changes in expected credit performance and changes in variable rates.

Activity in Allowance for Credit Losses

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Balance at December 31, 2009	$1,208	$1,001	$672	$1,495	$871	$5,247	$17	$5,264
Add
Provision for credit losses	723	1,135	694	1,100	681	4,333	23	4,356
Deduct
Loans charged off	918	871	554	1,270	863	4,476	20	4,496
Less recoveries of loans charged off	(91)	(26)	(8)	(70)	(118)	(313)	(2)	(315)
Net loans charged off	827	845	546	1,200	745	4,163	18	4,181
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	92	92
Balance at December 31, 2010	$1,104	$1,291	$820	$1,395	$807	$5,417	$114	$5,531
Add
Provision for credit losses	312	361	596	431	628	2,328	15	2,343
Deduct
Loans charged off	516	543	502	922	733	3,216	13	3,229
Less recoveries of loans charged off	(110)	(45)	(13)	(88)	(129)	(385)	(1)	(386)
Net loans charged off	406	498	489	834	604	2,831	12	2,843
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	(17)	(17)
Balance at December 31, 2011	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014

Summary of loans by portfolio type

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total
December 31, 2011
Commercial	$55,991	$300	$45	$312	$56,648
Commercial real estate	34,800	138	14	899	35,851
Residential mortgages (a)	35,664	404	364	650	37,082
Credit card	16,662	238	236	224	17,360
Other retail	47,516	340	184	67	48,107
Total loans, excluding covered loans	190,633	1,420	843	2,152	195,048
Covered loans	12,589	362	910	926	14,787
Total loans	$203,222	$1,782	$1,753	$3,078	$209,835
December 31, 2010
Commercial	$47,412	$325	$64	$597	$48,398
Commercial real estate	32,986	415	1	1,293	34,695
Residential mortgages (a)	29,140	456	500	636	30,732
Credit card	15,993	269	313	228	16,803
Other retail	47,706	404	216	65	48,391
Total loans, excluding covered loans	173,237	1,869	1,094	2,819	179,019
Covered loans	14,951	757	1,090	1,244	18,042
Total loans	$188,188	$2,626	$2,184	$4,063	$197,061

(a)	At December 31, 2011, $545 million of loans 30 – 89 days past due and $2.6 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current, compared with $439 million and $2.6 billion at December 31, 2010, respectively.

Additional detail of the allowance for credit losses and related loan balances, by portfolio type

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Allowance balance at December 31, 2011 related to
Loans individually evaluated for impairment (a)	$16	$61	$1	$–	$–	$78	$2	$80
TDRs collectively evaluated for impairment	40	33	490	219	57	839	–	839
Other loans collectively evaluated for impairment	954	1,057	436	773	774	3,994	22	4,016
Loans acquired with deteriorated credit quality	–	3	–	–	–	3	76	79
Total allowance for credit losses	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014
Allowance balance at December 31, 2010 related to
Loans individually evaluated for impairment (a)	$38	$55	$–	$–	$–	$93	$–	$93
TDRs collectively evaluated for impairment	–	–	320	223	30	573	–	573
Other loans collectively evaluated for impairment	1,066	1,235	500	1,172	777	4,750	28	4,778
Loans acquired with deteriorated credit quality	–	1	–	–	–	1	86	87
Total allowance for credit losses	$1,104	$1,291	$820	$1,395	$807	$5,417	$114	$5,531

(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans(b)	Total Loans
December 31, 2011
Loans individually evaluated for impairment (a)	$222	$812	$6	$–	$–	$1,040	$204	$1,244
TDRs collectively evaluated for impairment	277	331	3,430	584	148	4,770	113	4,883
Other loans collectively evaluated for impairment	56,138	34,574	33,642	16,776	47,959	189,089	8,616	197,705
Loans acquired with deteriorated credit quality	11	134	4	–	–	149	5,854	6,003
Total loans	$56,648	$35,851	$37,082	$17,360	$48,107	$195,048	$14,787	$209,835
December 31, 2010
Loans individually evaluated for impairment (a)	$295	$801	$–	$–	$–	$1,096	$–	$1,096
TDRs collectively evaluated for impairment	–	–	1,957	452	114	2,523	–	2,523
Other loans collectively evaluated for impairment	48,103	33,834	28,775	16,351	48,277	175,340	11,899	187,239
Loans acquired with deteriorated credit quality	–	60	–	–	–	60	6,143	6,203
Total loans	$48,398	$34,695	$30,732	$16,803	$48,391	$179,019	$18,042	$197,061
(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Commercial loans by industry group and geography excluding covered loans

	December 31, 2011		December 31, 2010
(Dollars in Millions)	Loans	Percent	Loans	Percent
Industry Group
Consumer products and services	$9,106	16.1%	$7,599	15.7%
Financial services	6,439	11.4	5,785	12.0
Healthcare	4,658	8.2	3,744	7.7
Capital goods	4,306	7.6	3,696	7.7
Commercial services and supplies	4,192	7.4	3,543	7.3
Public administration	3,994	7.1	3,390	7.0
Property management and development	3,528	6.2	2,489	5.1
Consumer staples	2,879	5.1	2,438	5.0
Energy	2,324	4.1	1,788	3.7
Agriculture	2,222	3.9	2,539	5.3
Private investors	2,111	3.7	1,712	3.5
Transportation	2,015	3.6	1,926	4.0
Paper and forestry products, mining and basic materials	1,959	3.4	1,738	3.6
Information technology	1,749	3.1	1,543	3.2
Other	5,166	9.1	4,468	9.2
Total	$56,648	100.0%	$48,398	100.0%
Geography
California	$6,664	11.8%	$5,588	11.5%
Colorado	2,292	4.0	1,974	4.1
Illinois	3,110	5.5	2,457	5.1
Minnesota	3,968	7.0	3,993	8.2
Missouri	2,499	4.4	2,020	4.2
Ohio	3,050	5.4	2,464	5.1
Oregon	1,514	2.7	1,508	3.1
Washington	2,568	4.5	2,259	4.7
Wisconsin	2,357	4.2	2,144	4.4
Iowa, Kansas, Nebraska, North Dakota, South Dakota	3,586	6.3	3,465	7.2
Arkansas, Indiana, Kentucky, Tennessee	3,246	5.7	2,798	5.8
Idaho, Montana, Wyoming	1,113	2.0	1,069	2.2
Arizona, Nevada, New Mexico, Utah	2,351	4.1	1,741	3.6
Total banking region	38,318	67.6	33,480	69.2
Outside the Company’s banking region
Florida, Michigan, New York, Pennsylvania, Texas	9,204	16.3	7,608	15.7
All other states	9,126	16.1	7,310	15.1
Total outside the Company’s banking region	18,330	32.4	14,918	30.8
Total	$56,648	100.0%	$48,398	100.0%

Additional detail of impaired loans by portfolio type

(Dollars in Millions)	Period-end Recorded Investment (a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds
December 31, 2011
Commercial	$657	$1,437	$62	$68
Commercial real estate	1,436	2,503	124	25
Residential mortgages	2,652	3,193	482	2
Credit card	584	584	219	–
Other retail	188	197	57	–
Total impaired loans, excluding GNMA and covered loans	5,517	7,914	944	95
Loans purchased from GNMA mortgage pools	1,265	1,265	18	–
Covered loans	1,170	1,642	43	49
Total	$7,952	$10,821	$1,005	$144
December 31, 2010
Commercial	$596	$1,631	$59	$80
Commercial real estate	1,308	2,659	118	17
Residential mortgages	2,440	2,877	334	–
Credit card	452	452	218	–
Other retail	152	189	32	–
Total	$4,948	$7,808	$761	$97

(a)	Substantially all loans classified as impaired at December 31, 2011 and 2010, had an associated allowance for credit losses. The total amount of interest income recognized during 2011 on loans classified as impaired at December 31, 2011, excluding those acquired with deteriorated credit quality, was $358 million, compared to what would have been recognized at the original contractual terms of the loans of $523 million.

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized
2011
Commercial	$534	$12
Commercial real estate	1,537	18
Residential mortgages	2,557	100
Credit card	485	15
Other retail	164	5
Total impaired loans, excluding GNMA and covered loans	5,277	150
Loans purchased from GNMA mortgage pools	710	25
Covered loans	780	11
Total	$6,767	$186
2010
Commercial	$693	$8
Commercial real estate	1,601	2
Residential mortgages	2,297	72
Credit card	418	11
Other retail	150	6
Total	$5,159	$99

Commercial Real Estate by Property Type and Geography, Excluding Covered Loans

	December 31, 2011		December 31, 2010
(Dollars in Millions)	Loans	Percent	Loans	Percent
Property Type
Business owner occupied	$11,756	32.8%	$11,416	32.9%
Commercial property
Industrial	1,561	4.4	1,530	4.4
Office	4,590	12.8	3,783	10.9
Retail	4,402	12.3	4,288	12.4
Other commercial	3,632	10.1	3,551	10.2
Homebuilders
Condominiums	283	.8	463	1.3
Other residential	988	2.8	1,144	3.3
Multi-family	6,293	17.5	6,130	17.7
Hotel/motel	2,041	5.7	2,134	6.2
Health care facilities	305	.8	256	.7
Total	$35,851	100.0%	$34,695	100.0%
Geography
California	$7,634	21.3%	$7,515	21.6%
Colorado	1,569	4.4	1,524	4.4
Illinois	1,411	3.9	1,248	3.6
Minnesota	1,891	5.3	1,805	5.2
Missouri	1,599	4.4	1,558	4.5
Ohio	1,436	4.0	1,402	4.0
Oregon	1,961	5.5	1,809	5.2
Washington	3,540	9.9	3,488	10.1
Wisconsin	1,892	5.3	1,724	5.0
Iowa, Kansas, Nebraska, North Dakota, South Dakota	2,295	6.4	2,205	6.4
Arkansas, Indiana, Kentucky, Tennessee	1,736	4.8	1,634	4.7
Idaho, Montana, Wyoming	1,183	3.3	1,185	3.4
Arizona, Nevada, New Mexico, Utah	3,189	8.9	2,938	8.5
Total banking region	31,336	87.4	30,035	86.6
Outside the Company’s banking region
Florida, Michigan, New York, Pennsylvania, Texas	2,470	6.9	2,711	7.8
All other states	2,045	5.7	1,949	5.6
Total outside Company’s banking region	4,515	12.6	4,660	13.4
Total	$35,851	100.0%	$34,695	100.0%

Loans modified as TDRs have subsequently been fully or partially charged-off

(Dollars in Millions)	Number of Loans	Amount Defaulted
Commercial	665	$26
Commercial real estate	64	67
Residential mortgages	623	127
Credit card	8,046	43
Other retail	529	8
Total loans, excluding GNMA and covered loans	9,927	271
Loans purchased from GNMA mortgage pools	857	124
Covered loans	11	26
Total loans	10,795	$421

Carrying amount of the covered assets

	2011				2010
(Dollars in Millions)	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total
Commercial loans	$68	$137	$–	$205	$70	$260	$–	$330
Commercial real estate loans	1,956	4,037	–	5,993	2,254	5,952	–	8,206
Residential mortgage loans	3,830	1,360	–	5,190	3,819	1,620	–	5,439
Credit card loans	–	6	–	6	–	5	–	5
Other retail loans	–	867	–	867	–	925	–	925
Losses reimbursable by the FDIC	–	–	2,526	2,526	–	–	3,137	3,137
Covered loans	5,854	6,407	2,526	14,787	6,143	8,762	3,137	18,042
Foreclosed real estate	–	–	274	274	–	–	453	453
Total covered assets	$5,854	$6,407	$2,800	$15,061	$6,143	$8,762	$3,590	$18,495

Summary of loans by portfolio type and the Company's internal credit quality rating

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified (a)	Total Criticized	Total
December 31, 2011
Commercial	$54,003	$1,047	$1,598	$2,645	$56,648
Commercial real estate	30,733	793	4,325	5,118	35,851
Residential mortgages (b)	35,814	19	1,249	1,268	37,082
Credit card	16,910	–	450	450	17,360
Other retail	47,665	24	418	442	48,107
Total loans, excluding covered loans	185,125	1,883	8,040	9,923	195,048
Covered loans	13,966	187	634	821	14,787
Total loans	$199,091	$2,070	$8,674	$10,744	$209,835
Total outstanding commitments	$410,457	$3,418	$9,690	$13,108	$423,565
December 31, 2010
Commercial	$44,595	$1,545	$2,258	$3,803	$48,398
Commercial real estate	28,155	1,540	5,000	6,540	34,695
Residential mortgages (b)	29,355	29	1,348	1,377	30,732
Credit card	16,262	–	541	541	16,803
Other retail	47,906	70	415	485	48,391
Total loans, excluding covered loans	166,273	3,184	9,562	12,746	179,019
Covered loans	17,073	283	686	969	18,042
Total loans	$183,346	$3,467	$10,248	$13,715	$197,061
Total outstanding commitments	$370,031	$4,923	$11,576	$16,499	$386,530

(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)	At December 31, 2011, $2.6 billion of GNMA loans 90 days or more past due and $2.0 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs were classified with a pass rating, compared with $2.6 billion and $1.1 billion at December 31, 2010, respectively.

Loans modified as TDRs

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance
Commercial	5,285	$456	$427
Commercial real estate	506	1,078	1,060
Residential mortgages	3,611	708	704	(a)
Credit card	55,951	322	321
Other retail	4,028	73	72	(b)
Total loans, excluding GNMA and covered loans	69,381	2,637	2,584
Loans purchased from GNMA mortgage pools	9,569	1,277	1,356	(c)(d)
Covered loans	283	604	575
Total loans	79,233	$4,518	$4,515

(a)	Residential mortgage and home equity and second mortgage TDRs include trial period arrangements offered to customers during the period and the post-modification balances for these loans reflect the current outstanding balance until a permanent modification is made. At December 31, 2011, 451 loans with outstanding balances of $75 million were in a trial period and have an estimated post-modification balance of $88 million assuming permanent modification occurs at the end of the trial period.
(b)	At December 31, 2011, 53 home equity and second mortgage loans with outstanding balances of $3 million were in a trial period and have an estimated post-modification balance of $5 million assuming permanent modification occurs at the end of the trial period.
(c)	At December 31, 2011, 1,591 loans with outstanding balances of $207 million were in a trial period and have an estimated post-modification balance of $232 million assuming permanent modification occurs at the end of the trial period.
(d)	Post-modification balances typically include capitalization of unpaid accrued interest and/or fees under the various modification programs.

Summary of Nonperforming Assets

At December 31 (Dollars in Millions)	2011	2010	2009	2008	2007
Commercial
Commercial	$280	$519	$866	$290	$128
Lease financing	32	78	125	102	53
Total commercial	312	597	991	392	181
Commercial Real Estate
Commercial mortgages	354	545	581	294	84
Construction and development	545	748	1,192	780	209
Total commercial real estate	899	1,293	1,773	1,074	293
Residential Mortgages (b)	650	636	467	210	54
Credit Card	224	228	142	67	14
Other Retail
Retail leasing	—	—	—	—	—
Other	67	65	62	25	15
Total other retail	67	65	62	25	15
Total nonperforming loans, excluding covered loans	2,152	2,819	3,435	1,768	557
Covered Loans	926	1,244	1,350	369	—
Total nonperforming loans	3,078	4,063	4,785	2,137	557
Other Real Estate (c)(d)	404	511	437	190	111
Covered Other Real Estate (d)	274	453	653	274	—
Other Assets	18	21	32	23	22
Total nonperforming assets	$3,774	$5,048	$5,907	$2,624	$690
Total nonperforming assets, excluding covered assets	$2,574	$3,351	$3,904	$1,981	$690
Excluding covered assets:
Accruing loans 90 days or more past due (b)	$843	$1,094	$1,525	$967	$584
Nonperforming loans to total loans	1.10%	1.57%	1.99%	1.02%	.36%
Nonperforming assets to total loans plus other real estate (c)	1.32%	1.87%	2.25%	1.14%	.45%
Including covered assets:
Accruing loans 90 days or more past due (b)	$1,753	$2,184	$2,309	$1,554	$584
Nonperforming loans to total loans	1.47%	2.06%	2.46%	1.16%	.36%
Nonperforming assets to total loans plus other real estate (c)	1.79%	2.55%	3.02%	1.42%	.45%
Changes in Nonperforming Assets
(Dollars in Millions)	Commercial and Commercial Real Estate	Credit Card, Other Retail and Residential Mortgages (f)	Covered Assets	Total
Balance December 31, 2010	$2,204	$1,147	$1,697	$5,048
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	1,514	750	626	2,890
Advances on loans	68	—	5	73
Total additions	1,582	750	631	2,963
Reductions in nonperforming assets
Paydowns, payoffs	(677)	(332)	(453)	(1,462)
Net sales	(463)	(70)	(385)	(918)
Return to performing status	(246)	(91)	(291)	(628)
Net charge-offs (e)	(925)	(305)	1	(1,229)
Total reductions	(2,311)	(798)	(1,128)	(4,237)
Net additions to (reductions in) nonperforming assets	(729)	(48)	(497)	(1,274)
Balance December 31, 2011	$1,475	$1,099	$1,200	$3,774

(a)	Throughout this document, nonperforming assets and related ratios do not include accruing loans 90 days or more past due.
(b)	Excludes $2.6 billion, $2.6 billion, $2.2 billion, $1.1 billion and $.6 billion at December 31, 2011, 2010, 2009, 2008 and 2007, respectively, of loans purchased from GNMA mortgage pools that are 90 days or more past due that continue to accrue interest, as their repayments are primarily insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.
(c)	Foreclosured GNMA loans of $692 million, $575 million, $359 million, $209 million and $102 million at December 31, 2011, 2010, 2009, 2008 and 2007, respectively, continue to accrue interest and are recorded as other assets and excluded from nonperforming assets because they are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.
(d)	Includes equity investments in entities whose principal assets are other real estate owned.
(e)	Charge-offs exclude actions for certain card products and loan sales that were not classified as nonperforming at the time the charge-off occurred.
(f)	Residential mortgage information excludes changes related to residential mortgages serviced by others.

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Components of the net investment in sales-type and direct financing leases

(Dollars in Millions)	2011	2010
Aggregate future minimum lease payments to be received	$10,882	$10,437
Unguaranteed residual values accruing to the lessor’s benefit	1,079	1,191
Unearned income	(1,332)	(1,402)
Initial direct costs	181	189
Total net investment in sales-type and direct financing leases (a)	$10,810	$10,415

(a)	The accumulated allowance for uncollectible minimum lease payments was $91 million and $118 million at December 31, 2011 and 2010, respectively.

Minimum future lease payments to be received from sales-type and direct financing leases

(Dollars in Millions)
2012	$2,586
2013	2,581
2014	3,751
2015	1,288
2016	378
Thereafter	298

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and equipment

(Dollars in Millions)	2011	2010
Land	$525	$516
Buildings and improvements	3,144	3,073
Furniture, fixtures and equipment	2,449	2,791
Capitalized building and equipment leases	95	88
Construction in progress	44	50
	6,257	6,518
Less accumulated depreciation and amortization	(3,600)	(4,031)
Total	$2,657	$2,487

Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
Changes in fair value of capitalized MSRs

(Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$1,837	$1,749	$1,194
Rights purchased	35	65	101
Rights capitalized	619	639	848
Changes in fair value of MSRs
Due to change in valuation assumptions (a)	(586)	(249)	(15)
Other changes in fair value (b)	(386)	(367)	(379)
Balance at end of period	$1,519	$1,837	$1,749

(a)	Principally reflects changes in prepayment speeds, and to a lessor extent, changes in discount rates and escrow earnings assumptions, primarily arising from interest rate changes.
(b)	Primarily represents changes due to collection/realization of expected cash flows over time (decay).

Sensitivity to changes in interest rates to fair value of the MSR's portfolio and the related derivative instruments

	2011				2010
(Dollars in Millions)	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps
Net fair value	$21	$6	$–	$6	$6	$(5)	$5	$1

MSRs and related characteristics by portfolio

	2011				2010
(Dollars in Millions)	MRBP	Government	Conventional (b)	Total	MRBP	Government	Conventional (b)	Total
Servicing portfolio	$13,357	$32,567	$145,158	$191,082	$12,646	$28,880	$132,393	$173,919
Fair market value	$155	$290	$1,074	$1,519	$166	$342	$1,329	$1,837
Value (bps) (a)	116	89	74	79	131	118	100	106
Weighted-average servicing fees (bps)	40	36	29	31	40	38	30	32
Multiple (value/servicing fees)	2.90	2.47	2.55	2.55	3.28	3.11	3.33	3.31
Weighted-average note rate	5.50%	5.08%	4.97%	5.03%	5.75%	5.35%	5.27%	5.32%
Age (in years)	4.2	2.5	2.8	2.8	4.1	2.2	2.7	2.7
Expected prepayment (constant prepayment rate)	12.9%	21.1%	22.1%	21.3%	12.3%	17.2%	16.2%	16.1%
Expected life (in years)	6.4	4.0	3.8	4.0	6.7	5.1	5.3	5.4
Discount rate	12.1%	11.3%	10.0%	10.4%	11.9%	11.4%	10.3%	10.6%

(a)	Value is calculated as fair market value divided by the servicing portfolio
(b)	Represents loans sold to government sponsored enterprises.

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

	Estimated Life (a)	Amortization Method (b)		Balance
At December 31 (Dollars in Millions)				2011	2010
Goodwill		(c	)	$8,927	$8,954
Merchant processing contracts	10 years/8 years	SL/AC		348	421
Core deposit benefits	18 years/5 years	SL/AC		232	283
Mortgage servicing rights		(c	)	1,519	1,837
Trust relationships	10 years/6 years	SL/AC		166	200
Other identified intangibles	9 years/5 years	SL/AC		471	472
Total				$11,663	$12,167

(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.
(b)	Amortization methods: SL = straight line method AC = accelerated methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate amortization expense

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Merchant processing contracts	$90	$102	$117
Core deposit benefits	81	102	103
Trust relationships	35	49	62
Other identified intangibles	93	114	105
Total	$299	$367	$387

Estimated amortization expense

(Dollars in Millions)
2012	$275
2013	221
2014	168
2015	132
2016	102

Changes in the carrying value of goodwill

(Dollars in Millions)	Wholesale Banking and Commercial Real Estate	Consumer and Small Business Banking	Wealth Management and Securities Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2009	$1,605	$3,526	$1,515	$2,365	$–	$9,011
Goodwill acquired	–	9	5	–	–	14
Disposal	–	–	(57)	–	–	(57)
Other (a)	–	–	–	(14)	–	(14)
Balance at December 31, 2010	$1,605	$3,535	$1,463	$2,351	$–	$8,954
Other (a)	–	(21)	–	(6)	–	(27)
Balance at December 31, 2011	$1,605	$3,514	$1,463	$2,345	$–	$8,927

(a)	Other changes in goodwill include a reclassification from goodwill to covered loans related to an FDIC-assisted acquisition for Consumer and Small Business Banking and the effect of foreign exchange translation for Payment Services.

Short-term Borrowings (a) (Tables)	12 Months Ended
Dec. 31, 2011
Short-term Borrowings and Long-term Debt [Abstract]
Summary of short-term borrowings

	2011		2010		2009
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate
At year-end
Federal funds purchased	$1,036	.11%	$776	.17%	$1,329	.11%
Securities sold under agreements to repurchase	6,986	3.35	9,261	2.70	8,866	2.82
Commercial paper	15,973	.12	15,885	.20	14,608	.17
Other short-term borrowings	6,473	.26	6,635	.59	6,509	.48
Total	$30,468	.89%	$32,557	.99%	$31,312	.98%
Average for the year
Federal funds purchased (b)	$968	22.61%	$2,180	10.09%	$2,457	8.22%
Securities sold under agreements to repurchase	7,483	3.22	9,211	2.75	8,915	2.84
Commercial paper	15,204	.15	15,349	.20	10,924	.32
Other short-term borrowings	7,048	.77	6,979	.75	6,853	.89
Total (b)	$30,703	1.75%	$33,719	1.65%	$29,149	1.89%
Maximum month-end balance
Federal funds purchased	$1,172		$6,034		$6,352
Securities sold under agreements to repurchase	9,071		9,261		9,154
Commercial paper	16,768		15,981		14,608
Other short-term borrowings	7,514		8,700		9,550

(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.
(b)	Average federal funds purchased and total short-term borrowings rates include amounts paid by the Company to certain corporate card customers for paying outstanding noninterest-bearing corporate card balances within certain time frames per specific agreements. These activities reduce the Company’s short-term funding needs, and if they did not occur, the Company would use other funding alternatives, including the use of federal funds purchased. The amount of this compensation expense paid by the Company and included in federal funds purchased and total short-term borrowings rates for 2011, 2010 and 2009 was $218 million, $216 million and $199 million, respectively.

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Short-term Borrowings and Long-term Debt [Abstract]
Summary of long-term debt

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2011	2010
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	7.500%	2026	$199	$199
	Fixed	3.442%	2016	500	–
Convertible senior debentures	Floating	–%	2035	10	10
	Floating	–%	2036	10	64
	Floating	–%	2037	21	21
Medium-term notes	Fixed	1.125%-4.200%	2012-2021	10,530	8,280
	Floating	.694%	2012	500	500
Junior subordinated debentures	Fixed	6.300%-6.625%	2039-2067	2,691	3,985
Capitalized lease obligations, mortgage indebtedness and other (b)				132	(22)
Subtotal				14,593	13,037
Subsidiaries
Subordinated notes	Fixed	6.375%	2011	–	1,500
	Fixed	6.300%	2014	963	963
	Fixed	4.950%	2014	1,000	1,000
	Fixed	4.800%	2015	500	500
	Fixed	4.375%	2017	1,169	1,348
	Fixed	3.778%	2020	500	500
	Floating	.681%	2014	414	550
Federal Home Loan Bank advances	Fixed	.500%-8.250%	2012-2026	3,710	4,101
	Floating	.392%-1.204%	2012-2017	4,332	4,332
Bank notes	Fixed	5.920%	2012	99	125
	Floating	.191%-.640%	2012-2048	1,146	1,157
Capitalized lease obligations, mortgage indebtedness and other (b)				3,527	2,424
Subtotal				17,360	18,500
Total				$31,953	$31,537

(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.43 percent, 2.31 percent and 1.01 percent, respectively.
(b)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Maturities of long-term debt outstanding

(Dollars in Millions)	Parent Company	Consolidated
2012	$2,672	$7,046
2013	2,848	3,338
2014	1,499	4,158
2015	1,747	3,041
2016	1,945	4,016
Thereafter	3,882	10,354
Total	$14,593	$31,953

Junior Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures [Abstract]
Summary of the securities issued and the debentures included in long-term debt

Issuance Trust (Dollars in Millions)	Issuance Date	Securities Amount	Debentures Amount	Rate Type	Rate	Maturity Date	Earliest Redemption Date
USB Capital XIII	December 2009	$500	$501	Fixed	6.63	December 2039	December 15, 2014
USB Capital XII	February 2007	535	536	Fixed	6.30	February 2067	February 15, 2012
USB Capital XI	August 2006	765	766	Fixed	6.60	September 2066	September 15, 2011
USB Capital X	April 2006	500	501	Fixed	6.50	April 2066	April 12, 2011
USB Capital IX	March 2006	675	–	N/A	N/A	N/A	N/A
USB Capital VIII	December 2005	375	387	Fixed	6.35	December 2065	December 29, 2010
Total		$3,350	$2,691

Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Number of shares issued and outstanding and carrying amount of preferred stock

	2011				2010
At December 31 (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	5,746	$575	$145	$430
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series D	20,000	500	–	500	20,000	500	–	500
Total preferred stock (a)	72,510	$2,751	$145	$2,606	65,746	$2,075	$145	$1,930

(a)	The par value of all shares issued and outstanding at December 31, 2011 and 2010, was $1.00 per share.

Common stock repurchased

(Dollars and Shares in Millions)	Shares	Value
2011	22	$550
2010	1	16
2009	—	4

Reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholder's equity

	Transactions			Balances Net-of-Tax
(Dollars in Millions)	Pre-tax	Tax-effect	Net-of-tax
2011
Changes in unrealized gains and losses on securities available-for-sale	$920	$(351)	$569	$360
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(25)	10	(15)	–
Unrealized gain (loss) on derivative hedges	(343)	130	(213)	(484)
Foreign currency translation	(16)	6	(10)	(49)
Realized loss on derivative hedges	–	–	–	(5)
Reclassification for realized (gains) losses	363	(138)	225	–
Unrealized gains (losses) on retirement plans	(464)	177	(287)	(1,022)
Total	$435	$(166)	$269	$(1,200)
2010
Changes in unrealized gains and losses on securities available-for-sale	$432	$(163)	$269	$(213)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(66)	25	(41)	–
Unrealized gain (loss) on derivative hedges	(145)	56	(89)	(408)
Foreign currency translation	24	(10)	14	(39)
Realized loss on derivative hedges	–	–	–	(6)
Reclassification for realized (gains) losses	(28)	11	(17)	–
Unrealized gains (losses) on retirement plans	(197)	76	(121)	(803)
Total	$20	$(5)	$15	$(1,469)
2009
Changes in unrealized gains and losses on securities available-for-sale	$2,131	$(810)	$1,321	$(393)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(402)	153	(249)	–
Unrealized gain (loss) on derivative hedges	516	(196)	320	(319)
Foreign currency translation	40	(15)	25	(53)
Realized loss on derivative hedges	–	–	–	(8)
Reclassification for realized (gains) losses	492	(187)	305	–
Unrealized gains (losses) on retirement plans	254	(97)	157	(711)
Total	$3,031	$(1,152)	$1,879	$(1,484)

Components of the Company's regulatory capital

(Dollars in Millions)	2011	2010
Tier 1 Capital
Common shareholders' equity	$31,372	$27,589
Qualifying preferred stock	2,606	1,930
Qualifying trust preferred securities	2,675	3,949
Noncontrolling interests, less preferred
stock not eligible for Tier 1 capital	687	692
Less intangible assets
Goodwill (net of deferred tax liability)	(8,239)	(8,337)
Other disallowed intangible assets	(905)	(1,097)
Other (a)	977	1,221
Total Tier 1 Capital	29,173	25,947
Tier 2 Capital
Eligible portion of allowance for credit losses	3,412	3,125
Eligible subordinated debt	3,469	3,943
Other	13	18
Total Tier 2 Capital	6,894	7,086
Total Risk Based Capital	$36,067	$33,033
Risk-Weighted Assets	$271,333	$247,619

(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Regulatory Capital Ratios

At December 31 (Dollars in Millions)	2011	2010
U.S. Bancorp
Tier 1 capital	$29,173	$25,947
As a percent of risk-weighted assets	10.8%	10.5%
As a percent of adjusted quarterly average assets (leverage ratio)	9.1%	9.1%
Total risk-based capital	$36,067	$33,033
As a percent of risk-weighted assets	13.3%	13.3%
Bank Subsidiaries
U.S. Bank National Association
Tier 1 capital	9.6%	9.0%
Total risk-based capital	12.5	12.4
Leverage	8.1	7.7
U.S. Bank National Association ND
Tier 1 capital	13.4%	14.1%
Total risk-based capital	16.4	17.2
Leverage	12.9	13.7
Bank Regulatory Capital Requirements	Minimum	Well- Capitalized
Tier 1 capital	4.0%	6.0%
Total risk-based capital	8.0	10.0
Leverage	4.0	5.0

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Components of earnings per share

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2011	2010	2009
Net income attributable to U.S. Bancorp	$4,872	$3,317	$2,205
Preferred dividends	(129)	(89)	(228)
Equity portion of gain on ITS exchange transaction, net of tax (a)	—	118	—
Accretion of preferred stock discount	—	—	(14)
Deemed dividend on preferred stock redemption (b)	—	—	(154)
Earnings allocated to participating stock awards	(22)	(14)	(6)
Net income applicable to U.S. Bancorp common shareholders	$4,721	$3,332	$1,803
Average common shares outstanding	1,914	1,912	1,851
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9	9	8
Average diluted common shares outstanding	1,923	1,921	1,859
Earnings per common share	$2.47	$1.74	$.97
Diluted earnings per common share	$2.46	$1.73	$.97

(a)	During 2010, the Company exchanged depositary shares representing an ownership interest in 5,746 shares of Series A Preferred Stock for approximately 46 percent of the outstanding ITS issued by USB Capital IX to third party investors, retired a pro-rata portion of the related junior subordinated debentures and cancelled a pro-rata portion of the related stock purchase contracts.
(b)	Represents the unaccreted discount remaining on the Company's Series E Fixed Rate Cumulative Perpetual Preferred Stock at the redemption date.

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Summary of changes in projected benefit obligation, plan assets, funded status, amounts recognized in the consolidated balance sheet and accumulated other comprehensive income (loss)

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2011	2010
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$2,929	$2,496	$181	$186
Service cost	119	93	4	7
Interest cost	169	155	9	11
Plan participants' contributions	–	–	13	11
Actuarial loss (gain)	177	309	(15)	(11)
Benefit payments	(105)	(93)	(25)	(25)
Lump sum settlements	(28)	(31)	–	–
Federal subsidy on benefits paid	–	–	3	2
Benefit obligation at end of measurement period (a)	$3,261	$2,929	$170	$181
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$2,305	$2,089	$131	$144
Actual return on plan assets	(90)	321	—	—
Employer contributions	21	19	1	1
Plan participants' contributions	—	—	13	11
Benefit payments	(105)	(93)	(25)	(25)
Lump sum settlements	(28)	(31)	—	—
Fair value at end of measurement period	$2,103	$2,305	$120	$131
Funded (Unfunded) Status	$(1,158)	$(624)	$(50)	$(50)
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$–	$6	$–	$–
Current benefit liability	(21)	(24)	–	–
Noncurrent benefit liability	(1,137)	(606)	(50)	(50)
Recognized amount	$(1,158)	$(624)	$(50)	$(50)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,746)	$(1,398)	$67	$63
Net prior service credit (cost)	25	35	–	1
Net transition asset (obligation)	–	–	–	(1)
Recognized amount	$(1,721)	$(1,363)	$67	$63

(a)	At December 31, 2011 and 2010, the accumulated benefit obligation for all pension plans was $3.0 billion and $2.7 billion, respectively.

Pension Plans With Benefit Obligations In Excess Of Plan Assets

(Dollars in Millions)	2011	2010
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$3,261	$2,895
Fair value of plan assets	2,103	2,265
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	2,986	2,698
Fair value of plan assets	2,066	2,265

Components of net periodic benefit cost

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Components Of Net Periodic Benefit Cost
Service cost	$119	$93	$80	$4	$7	$6
Interest cost	169	155	152	9	11	11
Expected return on plan assets	(207)	(215)	(215)	(5)	(5)	(5)
Prior service cost (credit) and transition obligation (asset) amortization
	(9)	(12)	(6)	–	–	–
Actuarial loss (gain) amortization	125	64	49	(6)	(5)	(7)
Net periodic benefit cost	$197	$85	$60	$2	$8	$5
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(474)	$(203)	$230	$10	$6	$(11)
Net actuarial loss (gain) amortized during the year	125	64	49	(6)	(5)	(7)
Net prior service credit (cost) arising during the year	–	–	35	–	–	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(9)	(12)	(6)	–	–	–
Total recognized in other comprehensive income (loss)	$(358)	$(151)	$308	$4	$1	$(18)
Total recognized in net periodic benefit cost and other comprehensive income (loss) (a) (b)	$(555)	$(236)	$248	$2	$(7)	$(23)

(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 are $161 million and $(5) million, respectively.
(b)	The pretax estimated actuarial loss (gain) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 is $(7) million.

Weighted average assumptions to determine the projected benefit obligations

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2011	2010
Discount rate (a)	5.1%	5.7%	4.3%	4.9%
Rate of compensation increase (b)	4.1	4.0	*	*
Health care cost trend rate for the next year (c)
Prior to age 65			8.0%	8.0%
After age 65			12.0	14.0
Effect on accumulated postretirement benefit obligation
One percent increase			$8	$10
One percent decrease			(8)	(9)

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.8, 11.4 and 7.7 years, respectively, for 2011, and of 14.0, 11.0 and 7.7 years, respectively, for 2010.
(b)	Determined on a liability weighted basis.
(c)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

Weighted average assumptions used to determine net periodic benefit cost

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Discount rate (a)	5.7%	6.2%	6.4%	4.9%	5.6%	6.3%
Expected return on plan assets (b)	8.3	8.5	8.5	3.5	3.5	3.5
Rate of compensation increase (c)	4.0	3.0	3.0	*	*	*
Health care cost trend rate (d)
Prior to age 65				8.0%	8.0%	7.0%
After age 65				14.0	14.0	21.0
Effect on total of service cost and interest cost
One percent increase				$–	$–	$1
One percent decrease				–	–	(1)

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.8, 11.4 and 7.7 years, respectively, for 2011, and of 14.0, 11.0 and 7.7 years, respectively, for 2010.
(b)	With the help of an independent pension consultant, a range of potential expected rates of return, economic conditions, historical performance relative to assumed rates of return and asset allocation, and peer group LTROR information are used in developing the plan assumptions for its expected long-term rates of return on plan assets. The Company determined its 2011 expected long-term rates of return reflect current economic conditions and plan assets.
(c)	Determined on a liability weighted basis.
(d)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

Summarizes the plan assets measured at fair value

	Pension Plans						Postretirement Welfare Plan
	2011			2010			2011	2010
(Dollars in Millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 1
Cash and cash equivalents	$16	$–	$–	$30	$–	$–	$120	$131
Long-term debt securities	63	36	7	–	–	8	–	–
Domestic equity securities	232	–	–	1,174	–	–	–	–
Domestic mid-small cap equity securities	159	–	–	515	–	–	–	–
International equity securities	250	–	–	537	–	–	–	–
Real estate equity securities	103	–	–	51	–	–	–	–
Collective investment funds
Domestic equity securities	–	509	–	–	–	–	–	–
Domestic mid-small cap equity securities	–	53	–	–	–	–	–	–
Emerging markets equity securities	–	51	–	–	–	–	–	–
International equity securities	–	455	–	–	–	–	–	–
Mutual funds
Money market	–	6	–	–	224	–	–	–
Long-term debt securities	–	127	–	–	–	–	–	–
Emerging markets equity securities	–	50	–	–	–	–	–	–
Other	–	–	6	–	–	6	–	–
Total (a)	$823	$1,287	$13	$2,307	$224	$14	$120	$131
(a)	Total investment assets of the pension plans exclude obligations to return cash collateral to qualified borrowers of $20 million and $240 million at December 31, 2011 and 2010, respectively, under security lending arrangements.

Summarizes the changes for all plan assets measured at fair value using significant unobservable inputs (Level 3)

	2011		2010
(Dollars in Millions)	Debt Securities	Other	Debt Securities	Other
Balance at beginning of period	$8	$6	$7	$6
Unrealized gains (losses) relating to assets still held at end of year	–	(9)	3	–
Purchases, sales, principal payments, issuances, and settlements	(1)	9	(2)	–
Balance at end of period	$7	$6	$8	$6

Expected future benefit payments

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan (a)	Medicare Part D Subsidy
2012	$146	$17	$2
2013	153	18	3
2014	160	19	3
2015	166	20	3
2016	173	20	3
2017—2021	988	93	3
(a)	Net of retiree contributions and before Medicare Part D subsidy.

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-based Compensation [Abstract]
Summary of stock options outstanding and exercised under various stock options plans

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
2011
Number outstanding at beginning of period	85,622,705	$26.80
Granted	4,063,369	28.66
Exercised	(8,508,107)	19.49
Cancelled (a)	(5,354,026)	28.44
Number outstanding at end of period (b)	75,823,941	$27.60	5.2	$(42)
Exercisable at end of period	57,039,334	$29.14	4.4	$(120)
2010
Number outstanding at beginning of period	88,379,469	$26.49
Granted	5,417,631	23.98
Exercised	(5,769,586)	19.38
Cancelled (a)	(2,404,809)	27.03
Number outstanding at end of period (b)	85,622,705	$26.80	5.5	$15
Exercisable at end of period	57,542,065	$28.28	4.4	$(76)
2009
Number outstanding at beginning of period	82,293,011	$29.08
Granted	14,316,237	12.04
Exercised	(1,085,328)	19.98
Cancelled (a)	(7,144,451)	28.33
Number outstanding at end of period (b)	88,379,469	$26.49	6.1	$(352)
Exercisable at end of period	50,538,048	$27.52	4.5	$(253)

(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Weighted average estimated fair value and assumptions utilized by company for newly issued grants

Year Ended December 31	2011	2010	2009
Estimated fair value	$10.55	$8.36	$3.39
Risk-free interest rates	2.5%	2.5%	1.8%
Dividend yield	2.5%	3.0%	4.2%
Stock volatility factor	.47	.47	.44
Expected life of options (in years)	5.5	5.5	5.5

Stock option activity of the company

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Fair value of options vested	$54	$61	$74
Intrinsic value of options exercised	61	35	3
Cash received from options exercised	165	112	22
Tax benefit realized from options exercised	23	13	1

Stock options outstanding additional information

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 - $15.00	10,225,221	7.1	$11.42	4,141,927	$11.43
$15.01 - $20.00	212,080	4.4	19.28	182,151	19.50
$20.01 - $25.00	10,530,634	4.3	22.68	6,814,608	22.05
$25.01 - $30.00	17,848,881	4.8	29.12	13,566,583	29.32
$30.01 - $35.00	27,400,486	5.2	31.65	22,727,835	31.55
$35.01 - $36.25	9,606,639	5.0	36.07	9,606,230	36.07
	75,823,941	5.2	$27.60	57,039,334	$29.14

Summary of the status of the Company's restricted shares of stock and unit awards

	2011		2010		2009
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value
Nonvested Shares
Outstanding at beginning of period	8,811,027	$19.74	6,788,203	$16.68	2,420,535	$32.42
Granted	3,136,086	28.20	4,398,660	24.05	5,435,363	12.09
Vested	(2,552,979)	20.15	(1,862,228)	18.71	(869,898)	31.84
Cancelled	(398,839)	22.20	(513,608)	20.00	(197,797)	16.52
Outstanding at end of period	8,995,295 (a)	$22.46	8,811,027	$19.74	6,788,203	$16.68

(a)	Includes maximum number of shares to be received by participants under awards that are based on the achievement of certain future performance criteria by the Company.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components of income tax expense

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Federal
Current	$907	$1,105	$765
Deferred	689	(339)	(499)
Federal income tax	1,596	766	266
State
Current	186	200	175
Deferred	59	(31)	(46)
State income tax	245	169	129
Total income tax provision	$1,841	$935	$395

Reconciliation of expected income tax expense at the federal statutory rate of 35% percent to the Company's applicable income tax expense

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Tax at statutory rate	$2,320	$1,470	$921
State income tax, at statutory rates, net of federal tax benefit	159	110	84
Tax effect of
Tax credits, net of related expenses	(458)	(462)	(421)
Tax-exempt income	(226)	(214)	(202)
Noncontrolling interests	29	18	(11)
Other items	17	13	24
Applicable income taxes	$1,841	$935	$395

Reconciliation of the changes in the federal, state and foreign unrecognized tax positions balances

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$532	$440	$283
Additions for tax positions taken in prior years	24	116	31
Additions for tax positions taken in the current year	2	30	145
Exam resolutions	(70)	—	(12)
Statute expirations	(9)	(54)	(7)
Balance at end of period	$479	$532	$440

Significant components of net deferred tax asset and liability

(Dollars in Millions)	2011	2010
Deferred Tax Assets
Allowance for credit losses	$1,872	$2,100
Accrued expenses	399	317
Pension and postretirement benefits	281	113
Stock compensation	203	201
Securities available-for-sale and financial instruments	85	393
Federal, state and foreign net operating loss carryforwards	26	52
Partnerships and other investment assets	571	429
Other deferred tax assets, net	96	284
Gross deferred tax assets	3,533	3,889
Deferred Tax Liabilities
Leasing activities	(3,048)	(2,269)
Mortgage servicing rights	(522)	(311)
Goodwill and other intangible assets	(517)	(407)
Loans	(175)	(139)
Fixed assets	(169)	(113)
Other deferred tax liabilities, net	(176)	(176)
Gross deferred tax liabilities	(4,607)	(3,415)
Valuation allowance	(51)	(50)
Net Deferred Tax Asset (Liability)	$(1,125)	$424

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Position of the company

	2011		2010
(Dollars in Millions)	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Total fair value of derivative positions	$1,913	$2,554	$1,799	$2,174
Netting (a)	(294)	(1,889)	(280)	(1,163)
Total	$1,619	$665	$1,519	$1,011

Note:	The fair value of asset and liability derivatives are included in Other assets and Other liabilities on the Consolidated Balance Sheet, respectively.
(a)	Represents netting of derivative asset and liability balances, and related collateral, with the same counterparty subject to master netting agreements. Authoritative accounting guidance permits the netting of derivative receivables and payables when a legally enforceable master netting agreement exists between the Company and a derivative counterparty. A master netting agreement is an agreement between two counterparties who have multiple derivative contracts with each other that provide for the net settlement of contracts through a single payment, in a single currency, in the event of default on or termination of any one contract. At December 31, 2011, the amount of cash and money market investments collateral posted by counterparties that was netted against derivative assets was $88 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $1.7 billion. At December 31, 2010, the amount of cash and money market investments collateral posted by counterparties that was netted against derivative assets was $55 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $936 million.

Asset and liability management derivative positions of company

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2011
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$500	$27	4.09	$–	$–	–
Foreign exchange cross-currency swaps	688	17	5.17	432	23	5.17
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	4,788	803	4.03
Receive fixed/pay floating swaps	750	–	2.75	6,250	6	2.86
Net investment hedges
Foreign exchange forward contracts	708	4	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	14,270	150	.07	29	–	.12
Sell	231	1	.15	14,415	134	.11
Options
Purchased	1,250	–	.07	–	–	–
Written	4,421	80	.10	11	1	.13
Receive fixed/pay floating swaps	2,625	9	10.21	–	–	–
Foreign exchange forward contracts	261	1	.08	567	5	.09
Equity contracts	54	1	1.05	10	–	.64
Credit contracts	800	7	3.71	1,600	8	3.59
December 31, 2010
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	1,800	72	55.75	–	–	–
Foreign exchange cross-currency swaps	891	70	6.17	445	–	6.17
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	4,788	688	5.03
Net investment hedges
Foreign exchange forward contracts	512	3	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	2,879	20	.10	6,312	79	.05
Sell	9,082	207	.07	6,002	51	.09
Options
Purchased	1,600	–	.06	–	–	–
Written	6,321	23	.07	1,348	9	.07
Receive fixed/pay floating swaps	2,250	3	10.22	–	–	–
Foreign exchange forward contracts	158	1	.09	694	6	.09
Equity contracts	61	3	1.60	–	–	–
Credit contracts	650	2	3.22	1,183	7	2.71

Customer-related derivative positions of the company

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted- Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted- Average Remaining Maturity In Years
December 31, 2011
Interest rate contracts
Receive fixed/pay floating swaps	$16,230	$1,216	4.98	$523	$1	2.52
Pay fixed/receive floating swaps	99	–	1.81	16,206	1,182	5.10
Options
Purchased	2,660	26	6.11	–	–	–
Written	–	–	–	2,660	26	6.11
Foreign exchange rate contracts
Forwards, spots and swaps (a)	7,982	369	.54	8,578	360	.49
Options
Purchased	127	5	.41	–	–	–
Written	–	–	–	127	5	.41
December 31, 2010
Interest rate contracts
Receive fixed/pay floating swaps	15,730	956	4.64	1,294	21	6.01
Pay fixed/receive floating swaps	1,315	24	6.12	15,769	922	4.68
Options
Purchased	2,024	13	1.98	115	12	.36
Written	472	12	.26	1,667	13	2.35
Foreign exchange rate contracts
Forwards, spots and swaps (a)	7,772	384	.74	7,694	360	.75
Options
Purchased	224	6	.40	–	–	–
Written	–	–	–	224	6	.40

(a)	Reflects the net of long and short positions.

Summary of effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (Loss) into earnings

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts (a)	$(213)	$(235)	$114	$(138)	$(148)	$(209)
Net investment hedges
Foreign exchange forward contracts	34	(25)	(44)	–	–	–

Note:	Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2011, 2010 and 2009.
(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income on loans and interest expense on long-term debt.

Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions

	Location of Gains (Losses) Recognized in Earnings	Gains (Losses) Recognized in Earnings
(Dollars in Millions)		2011	2010	2009
Asset and Liability Management Positions
Fair value hedges (a)
Interest rate contracts	Other noninterest income	$(36)	$(31)	$(27)
Foreign exchange cross-currency swaps	Other noninterest income	(69)	(193)	115
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	23	831	184
Purchased and written options	Mortgage banking revenue	456	425	300
Receive fixed/pay floating swaps	Mortgage banking revenue	518	–	–
Pay fixed/receive floating swaps	Mortgage banking revenue	1	–	–
Foreign exchange forward contracts	Commercial products revenue	(81)	(16)	(46)
Equity contracts	Compensation expense	1	1	(22)
Credit contracts	Other noninterest income/expense	–	(6)	29
Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	302	201	(658)
Pay fixed/receive floating swaps	Other noninterest income	(317)	(196)	696
Purchased and written options	Other noninterest income	–	1	(1)
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	53	49	49
Purchased and written options	Commercial products revenue	–	1	1
(a)	Gains (Losses) on items hedged by interest rate contracts and foreign exchange forward contracts, included in noninterest income (expense), were $29 million and $72 million for the year ended December 31, 2011, respectively, $35 million and $193 million for the year ended December 31, 2010, respectively, and $25 million and $(114) million for the year ended December 31, 2009, respectively. The ineffective portion was immaterial for the years ended December 31, 2011, 2010 and 2009.

Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values of Assets and Liabilities [Abstract]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities

	Prime (a)			Non-prime
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2011
Estimated lifetime prepayment rates	4%	23%	13%	1%	13%	6%
Lifetime probability of default rates	–	14	2	–	20	7
Lifetime loss severity rates	9	80	39	8	88	54
Discount margin	3	36	7	5	40	11
December 31, 2010
Estimated lifetime prepayment rates	4%	28%	13%	1%	13%	6%
Lifetime probability of default rates	–	14	1	–	20	8
Lifetime loss severity rates	16	100	41	10	88	56
Discount margin	3	30	6	3	40	11

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Balances of assets and liabilities measured at fair value on a recurring basis

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2011
Available-for-sale securities
U.S. Treasury and agencies	$562	$495	$–	$–	$1,057
Mortgage-backed securities
Residential
Agency	–	40,314	–	–	40,314
Non-agency
Prime	–	–	803	–	803
Non-prime	–	–	802		802
Commercial
Agency	–	140	–	–	140
Non-agency	–	–	42	–	42
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	86	120	–	206
Other	–	564	117	–	681
Obligations of state and political subdivisions	–	6,539	–	–	6,539
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	818	9	–	827
Perpetual preferred securities	–	318	–	–	318
Other investments	193	9	–	–	202
Total available-for-sale	755	49,289	1,893	–	51,937
Mortgage loans held for sale	–	6,925	–	–	6,925
Mortgage servicing rights	–	–	1,519	–	1,519
Derivative assets	–	632	1,281	(294)	1,619
Other assets	146	467	–	–	613
Total	$901	$57,313	$4,693	$(294)	$62,613
Derivative liabilities	$–	$2,501	$53	$(1,889)	$665
Other liabilities	75	538	–	–	613
Total	$75	$3,039	$53	$(1,889)	$1,278
December 31, 2010
Available-for-sale securities
U.S. Treasury and agencies	$873	$1,664	$–	$–	$2,537
Mortgage-backed securities
Residential
Agency	–	37,703	–	–	37,703
Non-agency
Prime	–	–	1,103	–	1,103
Non-prime	–	–	947	–	947
Commercial
Agency	–	197	–	–	197
Non-agency	–	–	50	–	50
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	89	135	–	224
Other	–	587	133	–	720
Obligations of state and political subdivisions	–	6,417	–	–	6,417
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	949	9	–	958
Perpetual preferred securities	–	448	–	–	448
Other investments	181	18	–	–	199
Total available-for-sale	1,054	48,078	2,377	–	51,509
Mortgage loans held for sale	–	8,100	–	–	8,100
Mortgage servicing rights	–	–	1,837	–	1,837
Derivative assets	–	846	953	(280)	1,519
Other assets	–	470	–	–	470
Total	$1,054	$57,494	$5,167	$(280)	$63,435
Derivative liabilities	$–	$2,072	$102	$(1,163)	$1,011
Other liabilities	–	470	–	–	470
Total	$–	$2,542	$102	$(1,163)	$1,481

Changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)	Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	Transfers into Level 3	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period
2011
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$1,103	$6		$4	$(310)	$–	$803	$(4)
Non-prime	947	(7)		1	(139)	–	802	1
Commercial non-agency	50	3		(3)	(8)	–	42	(2)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	135	13		5	(33)	–	120	5
Other	133	10		(7)	(19)	–	117	(7)
Corporate debt securities	9	–		–	–	–	9	–
Total available-for-sale	2,377	25	(a)	–	(509)	–	1,893	(7)
Mortgage servicing rights	1,837	(972	)(b)	–	654	–	1,519	(972	)(b)
Net derivative assets and liabilities	851	1,550	(c)	–	(1,173)	–	1,228	(383	)(d)
2010
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$1,429	$2		$82	$(410)	$–	$1,103	$76
Non-prime	968	(47)		146	(120)	–	947	145
Commercial non-agency	13	2		3	32	–	50	3
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	98	7		–	30	–	135	4
Other	357	2		11	(237)	–	133	12
Corporate debt securities	10	(1)		–	–	–	9	–
Other investments	231	5		10	(246)	–	–	–
Total available-for-sale	3,106	(30	)(e)	252	(951)	–	2,377	240
Mortgage servicing rights	1,749	(616	)(b)	–	704	–	1,837	(616	)(b)
Net derivative assets and liabilities	815	1,427	(f)	–	(1,391)	–	851	(318	)(g)
2009
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$183	$(4)		$542	$(1,540)	$2,248	$1,429	$358
Non-prime	1,022	(141)		151	(197)	133	968	29
Commercial non-agency	17	(1)		(1)	(3)	1	13	(1)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	86	(3)		2	9	4	98	3
Other	523	(180)		101	(90)	3	357	3
Corporate debt securities	13	(3)		–	–	–	10	–
Other investments	–	2		(10)	(4)	243	231	(10)
Total available-for-sale	1,844	(330	)(h)	785	(1,825)	2,632	3,106	382
Mortgage servicing rights	1,194	(394	)(b)	–	949	–	1,749	(394	)(b)
Net derivative assets and liabilities	1,698	(755	)(i)	–	(129)	1	815	(1,328	)(j)

(a)	Approximately $(31) million included in securities gains (losses) and $56 million included in interest income.
(b)	Included in mortgage banking revenue.
(c)	Approximately $716 million included in other noninterest income and $834 million included in mortgage banking revenue.
(d)	Approximately $262 million included in other noninterest income and $(645) million included in mortgage banking revenue.
(e)	Approximately $(91) million included in securities gains (losses) and $61 million included in interest income.
(f)	Approximately $632 million included in other noninterest income and $795 million included in mortgage banking revenue.
(g)	Approximately $483 million included in other noninterest income and $(801) million included in mortgage banking revenue.
(h)	Approximately $(361) million included in securities gains (losses) and $31 million included in interest income.
(i)	Approximately $(1.4) billion included in other noninterest income and $611 million included in mortgage banking revenue.
(j)	Approximately $(630) million included in other noninterest income and $(698) million included in mortgage banking revenue.

Additional detail of purchases, sales, principal payments, issuances and settlements

(Dollars in Millions)	Purchases	Sales	Principal Payments	Issuances		Settlements	Net Total
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$–	$(115)	$(195)	$–		$–	$(310)
Non-prime	–	(13)	(126)	–		–	(139)
Commercial non-agency	–	(4)	(4)	–		–	(8)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	–	(33)	–		–	(33)
Other	5	–	(24)	–		–	(19)
Total available-for-sale	5	(132)	(382)	–		–	(509)
Mortgage servicing rights	35	–	–	619	(a)	–	654
Net derivative assets and liabilities	1	(8)	–	–		(1,166)	(1,173)

(a)	Represents MSRs capitalized during the period

Adjusted carrying values for assets measured at fair value on a nonrecurring basis

	2011				2010
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans (a)	$–	$–	$168	$168	$–	$404	$1	$405
Other intangible assets	–	–	–	–	–	–	1	1
Other assets (b)	–	–	310	310	–	816	9	825

(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

Losses recognized related to nonrecurring fair value measurements of individual assets or portfolios

(Dollars in Millions)	2011	2010	2009
Loans held for sale	$–	$–	$2
Loans (a)	177	363	293
Other intangible assets	–	1	2
Other assets (b)	316	308	178

(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Difference between the aggregate fair value carrying amount of MLFHS and aggregate unpaid principal amount

	2011			2010
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$6,925	$6,635	$290	$8,100	$8,034	$66
Nonaccrual loans	10	15	(5)	11	18	(7)
Loans 90 days or more past due	3	4	(1)	6	6	–

Estimated fair values of financial instruments

	2011		2010
(Dollars in Millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets
Cash and due from banks	$13,962	$13,962	$14,487	$14,487
Investment securities held-to-maturity	18,877	19,216	1,469	1,419
Mortgages held for sale (a)	3	3	4	4
Other loans held for sale	228	228	267	267
Loans	205,082	206,646	191,751	192,058
Financial Liabilities
Deposits	230,885	231,184	204,252	204,799
Short-term borrowings	30,468	30,448	32,557	32,839
Long-term debt	31,953	32,664	31,537	31,981

(a)	Balance excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.

Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees and Contingent Liabilities [Abstract]
Summary of contract or notional amounts of commitments to extend credit and letters of credit

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commitments to extend credit
Commercial and commercial real estate	$19,632	$64,394	$84,026
Corporate and purchasing cards (a)	17,713	–	17,713
Residential mortgages	106	55	161
Retail credit cards (a)	64,411	545	64,956
Other retail	9,739	16,411	26,150
Covered	72	1,033	1,105
Letters of credit
Standby	7,202	11,997	19,199
Commercial	396	24	420
(a)	Primarily cancelable at the Company’s discretion.

Summary of lease commitments

(Dollars in Millions)	Capitalized Leases	Operating Leases
2012	$10	$ 222
2013	9	202
2014	7	172
2015	6	141
2016	6	107
Thereafter	27	443
Total minimum lease payments	65	$1,287
Less amount representing interest	25
Present value of net minimum lease payments	$40

Company's representation and warranty reserve

Year ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$180	$72	$12
Net realized losses	(137)	(93)	(18)
Additions to reserve	117	201	78
Balance at end of period	$160	$180	$72

U.S. Bancorp (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2011
U.S. Bancorp (Parent Company) [Abstract]
Condensed Statement of Financial Position of Parent Company Only

At December 31 (Dollars in Millions)	2011	2010
Assets
Due from banks, principally interest-bearing	$4,728	$6,722
Available-for-sale securities	1,166	1,454
Investments in bank subsidiaries	33,179	29,452
Investments in nonbank subsidiaries	1,321	1,239
Advances to bank subsidiaries	6,094	1,500
Advances to nonbank subsidiaries	1,190	1,171
Other assets	1,481	1,429
Total assets	$49,159	$42,967
Liabilities and Shareholders’ Equity
Short-term funds borrowed	$29	$60
Long-term debt	14,593	13,037
Other liabilities	559	351
Shareholders’ equity	33,978	29,519
Total liabilities and shareholders’ equity	$49,159	$42,967

Condensed Income Statement of Parent Company Only

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Income
Dividends from bank subsidiaries	$1,500	$—	$625
Dividends from nonbank subsidiaries	7	3	94
Interest from subsidiaries	101	109	82
Other income	134	105	(299)
Total income	1,742	217	502
Expense
Interest on short-term funds borrowed	1	1	3
Interest on long-term debt	424	366	332
Other expense	79	80	44
Total expense	504	447	379
Income before income taxes and equity in undistributed income of subsidiaries	1,238	(230)	123
Applicable income taxes	(83)	(70)	(197)
Income of parent company	1,321	(160)	320
Equity in undistributed income of subsidiaries	3,551	3,477	1,885
Net income attributable to U.S. Bancorp	$4,872	$3,317	$2,205

Condensed Statement of Cash Flows of Parent Company Only

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Operating Activities
Net income attributable to U.S. Bancorp	$4,872	$3,317	$2,205
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(3,551)	(3,477)	(1,885)
Other, net	12	130	703
Net cash provided by (used in) operating activities	1,333	(30)	1,023
Investing Activities
Proceeds from sales and maturities of investment securities	297	298	395
Purchases of investment securities	(36)	(63)	(52)
Investments in subsidiaries	–	(1,750)	(186)
Equity distributions from subsidiaries	77	58	58
Net increase in short-term advances to subsidiaries	(4,613)	(253)	(173)
Long-term advances to subsidiaries	–	(300)	(800)
Principal collected on long-term advances to subsidiaries	–	300	–
Other, net	(3)	33	(29)
Net cash used in investing activities	(4,278)	(1,677)	(787)
Financing Activities
Net decrease in short-term borrowings	(31)	(782)	(392)
Proceeds from issuance of long-term debt	2,426	4,250	5,031
Principal payments or redemption of long-term debt	(851)	(5,250)	(1,054)
Fees paid on exchange of income trust securities for perpetual preferred stock	–	(4)	–
Proceeds from issuance of preferred stock	676	–	–
Proceeds from issuance of common stock	180	119	2,703
Redemption of preferred stock	–	–	(6,599)
Repurchase of common stock	(514)	–	–
Repurchase of common stock warrant	–	–	(139)
Cash dividends paid on preferred stock	(118)	(89)	(275)
Cash dividends paid on common stock	(817)	(383)	(1,025)
Net cash provided by (used in) financing activities	951	(2,139)	(1,750)
Change in cash and due from banks	(1,994)	(3,846)	(1,514)
Cash and due from banks at beginning of year	6,722	10,568	12,082
Cash and due from banks at end of year	$4,728	$6,722	$10,568

Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Income Statement
Securities gains (losses), net	$ (31)	$ (78)	$ (451)
Other intangibles	299	367	387
Total noninterest expense	9,911	9,383	8,281
Net income	4,788	3,265	2,237
Net (income) loss attributable to noncontrolling interests	84	52	(32)
Net income attributable to U.S. Bancorp	4,872	3,317	2,205
Average Balance Sheet
Commercial	56,648	48,398
Commercial real estate	35,851	34,695
Residential mortgages	37,082	30,732
Credit card	17,360	16,803
Other retail	48,107	48,391
Total loans, excluding covered loans	195,048	179,019
Covered loans	14,787	18,042
Total loans	209,835	197,061
Goodwill	8,927	8,954	9,011
Other intangible assets	2,736	3,213
Assets	340,122	307,786
Noninterest-bearing deposits	68,579	45,314
Time deposits	27,549	29,557
Total deposits	230,885	204,252
Total U.S. Bancorp shareholders' equity	33,978	29,519
Wholesale Banking and Commercial Real Estate [Member]
Condensed Income Statement
Net interest income (taxable equivalent basis)	2,123	2,004
Net interest income (taxable equivalent basis), percent change	5.90%
Noninterest Income	1,224	1,128
Noninterest Income, percentage change	8.50%
Securities gains (losses), net		(1)
Net Revenue	3,347	3,131
Net revenue, percent change	6.90%
Noninterest expense	1,269	1,215
Noninterest expense, percent change	4.40%
Other intangibles	16	16
Total noninterest expense	1,285	1,231
Total noninterest expense, percent change	4.40%
Income before provision and income taxes	2,062	1,900
Income before provision and income taxes, percent change	8.50%
Provision for credit losses	424	1,255
Provision for credit losses, percent change	(66.20%)
Income before income taxes	1,638	645
Income taxes and taxable-equivalent adjustment	597	234
Net income	1,041	411
Net (income) loss attributable to noncontrolling interests	(4)	(2)
Net income attributable to U.S. Bancorp	1,045	413
Consumer and Small Business Banking [Member]
Condensed Income Statement
Net interest income (taxable equivalent basis)	4,604	4,411
Net interest income (taxable equivalent basis), percent change	4.40%
Noninterest Income	2,756	2,757
Net Revenue	7,360	7,168
Net revenue, percent change	2.70%
Noninterest expense	4,569	4,282
Noninterest expense, percent change	6.70%
Other intangibles	72	96
Other Intangibles, percent change	(25.00%)
Total noninterest expense	4,641	4,378
Total noninterest expense, percent change	6.00%
Income before provision and income taxes	2,719	2,790
Income before provision and income taxes, percent change	(2.50%)
Provision for credit losses	1,395	1,695
Provision for credit losses, percent change	(17.70%)
Income before income taxes	1,324	1,095
Income before income taxes, percent change	20.90%
Income taxes and taxable-equivalent adjustment	481	398
Income taxes and taxable-equivalent adjustment, percent change	20.90%
Net income	843	697
Net Income, percent change	20.90%
Net (income) loss attributable to noncontrolling interests	1	3
Net income attributable to noncontrolling interests, percent change	66.70%
Net income attributable to U.S. Bancorp	842	694
Net income attributable to U.S. Bancorp, percent change	21.30%
Wealth Management and Securities Services [Member]
Condensed Income Statement
Net interest income (taxable equivalent basis)	358	293
Net interest income (taxable equivalent basis), percent change	22.20%
Noninterest Income	1,050	1,110
Noninterest Income, percentage change	(5.40%)
Net Revenue	1,408	1,403
Net revenue, percent change	0.40%
Noninterest expense	1,079	984
Noninterest expense, percent change	9.70%
Other intangibles	39	53
Other Intangibles, percent change	(26.40%)
Total noninterest expense	1,118	1,037
Total noninterest expense, percent change	7.80%
Income before provision and income taxes	290	366
Income before provision and income taxes, percent change	(20.80%)
Provision for credit losses	3	17
Provision for credit losses, percent change	(82.40%)
Income before income taxes	287	349
Income before income taxes, percent change	(17.80%)
Income taxes and taxable-equivalent adjustment	103	126
Income taxes and taxable-equivalent adjustment, percent change	(18.30%)
Net income	184	223
Net Income, percent change	(17.50%)
Net income attributable to U.S. Bancorp	184	223
Net income attributable to U.S. Bancorp, percent change	(17.50%)
Payment Services [Member]
Condensed Income Statement
Net interest income (taxable equivalent basis)	1,350	1,339
Net interest income (taxable equivalent basis), percent change	0.80%
Noninterest Income	3,247	3,150
Noninterest Income, percentage change	3.10%
Net Revenue	4,597	4,489
Net revenue, percent change	2.40%
Noninterest expense	1,763	1,686
Noninterest expense, percent change	4.60%
Other intangibles	172	201
Other Intangibles, percent change	(14.40%)
Total noninterest expense	1,935	1,887
Total noninterest expense, percent change	2.50%
Income before provision and income taxes	2,662	2,602
Income before provision and income taxes, percent change	2.30%
Provision for credit losses	507	1,335
Provision for credit losses, percent change	(62.00%)
Income before income taxes	2,155	1,267
Income before income taxes, percent change	70.10%
Income taxes and taxable-equivalent adjustment	787	462
Income taxes and taxable-equivalent adjustment, percent change	70.30%
Net income	1,368	805
Net Income, percent change	69.90%
Net (income) loss attributable to noncontrolling interests	40	29
Net income attributable to noncontrolling interests, percent change	(37.90%)
Net income attributable to U.S. Bancorp	1,328	776
Net income attributable to U.S. Bancorp, percent change	71.10%
Treasury and Corporate Support [Member]
Condensed Income Statement
Net interest income (taxable equivalent basis)	1,913	1,741
Net interest income (taxable equivalent basis), percent change	9.90%
Noninterest Income	514	293
Noninterest Income, percentage change	75.40%
Securities gains (losses), net	(31)	(77)
Securities gains (losses), net, percent change	59.70%
Net Revenue	2,396	1,957
Net revenue, percent change	22.40%
Noninterest expense	932	849
Noninterest expense, percent change	9.80%
Other intangibles		1
Total noninterest expense	932	850
Total noninterest expense, percent change	9.60%
Income before provision and income taxes	1,464	1,107
Income before provision and income taxes, percent change	32.20%
Provision for credit losses	14	54
Provision for credit losses, percent change	(74.10%)
Income before income taxes	1,450	1,053
Income before income taxes, percent change	37.70%
Income taxes and taxable-equivalent adjustment	98	(76)
Net income	1,352	1,129
Net Income, percent change	19.80%
Net (income) loss attributable to noncontrolling interests	(121)	(82)
Net income attributable to noncontrolling interests, percent change	47.60%
Net income attributable to U.S. Bancorp	1,473	1,211
Net income attributable to U.S. Bancorp, percent change	21.60%
Consolidated Company [Member]
Condensed Income Statement
Net interest income (taxable equivalent basis)	10,348	9,788
Net interest income (taxable equivalent basis), percent change	5.70%
Noninterest Income	8,791	8,438
Noninterest Income, percentage change	4.20%
Securities gains (losses), net	(31)	(78)
Securities gains (losses), net, percent change	60.30%
Net Revenue	19,108	18,148
Net revenue, percent change	5.30%
Noninterest expense	9,612	9,016
Noninterest expense, percent change	6.60%
Other intangibles	299	367
Other Intangibles, percent change	(18.50%)
Total noninterest expense	9,911	9,383
Total noninterest expense, percent change	5.60%
Income before provision and income taxes	9,197	8,765
Income before provision and income taxes, percent change	4.90%
Provision for credit losses	2,343	4,356
Provision for credit losses, percent change	(46.20%)
Income before income taxes	6,854	4,409
Income before income taxes, percent change	55.50%
Income taxes and taxable-equivalent adjustment	2,066	1,144
Income taxes and taxable-equivalent adjustment, percent change	80.60%
Net income	4,788	3,265
Net Income, percent change	46.60%
Net (income) loss attributable to noncontrolling interests	(84)	(52)
Net income attributable to noncontrolling interests, percent change	61.50%
Net income attributable to U.S. Bancorp	4,872	3,317
Net income attributable to U.S. Bancorp, percent change	46.90%
Average Balances [Member] | Wholesale Banking and Commercial Real Estate [Member]
Average Balance Sheet
Commercial	37,459	33,329
Commercial, percent change	12.40%
Commercial real estate	19,204	19,595
Commercial real estate, percent change	(2.00%)
Residential mortgages	67	80
Residential mortgages, percent change	(16.30%)
Credit card	0	0
Credit card, percent change	0.00%
Other retail	5	34
Other retail, percent change	(85.30%)
Total loans, excluding covered loans	56,735	53,038
Total loans excluding covered loans, percent change	7.00%
Covered loans	1,495	1,974
Covered loans, percent change	(24.30%)
Total loans	58,230	55,012
Total loans, percent change	5.80%
Goodwill	1,604	1,608
Goodwill, percent change	(0.20%)
Other intangible assets	52	69
Other intangible assets, percent change	(24.60%)
Assets	64,062	60,208
Assets, percent change	6.40%
Noninterest-bearing deposits	25,172	17,226
Noninterest bearing-deposits, percent change	46.10%
Interest checking	12,691	13,547
Interest checking, percent change	(6.30%)
Savings products	9,309	11,614
Savings products, percent change	(19.80%)
Time deposits	14,511	11,594
Time deposits, percent change	25.20%
Total deposits	61,683	53,981
Total deposits, percent change	14.30%
Total U.S. Bancorp shareholders' equity	5,586	5,378
Total U.S. Bancorp shareholders' equity, percent change	3.90%
Average Balances [Member] | Consumer and Small Business Banking [Member]
Average Balance Sheet
Commercial	7,366	7,272
Commercial, percent change	1.30%
Commercial real estate	15,537	13,821
Commercial real estate, percent change	12.40%
Residential mortgages	33,245	27,242
Residential mortgages, percent change	22.00%
Credit card	0	0
Credit card, percent change	0.00%
Other retail	45,730	45,036
Other retail, percent change	1.50%
Total loans, excluding covered loans	101,878	93,371
Total loans excluding covered loans, percent change	9.10%
Covered loans	8,394	9,542
Covered loans, percent change	(12.00%)
Total loans	110,272	102,913
Total loans, percent change	7.20%
Goodwill	3,520	3,538
Goodwill, percent change	(0.50%)
Other intangible assets	2,042	1,906
Other intangible assets, percent change	7.10%
Assets	124,361	117,332
Assets, percent change	6.00%
Noninterest-bearing deposits	17,903	16,601
Noninterest bearing-deposits, percent change	7.80%
Interest checking	26,565	23,800
Interest checking, percent change	11.60%
Savings products	40,566	36,120
Savings products, percent change	12.30%
Time deposits	24,437	25,835
Time deposits, percent change	(5.40%)
Total deposits	109,471	102,356
Total deposits, percent change	7.00%
Total U.S. Bancorp shareholders' equity	9,431	8,614
Total U.S. Bancorp shareholders' equity, percent change	9.50%
Average Balances [Member] | Wealth Management and Securities Services [Member]
Average Balance Sheet
Commercial	1,046	1,035
Commercial, percent change	1.10%
Commercial real estate	579	571
Commercial real estate, percent change	1.40%
Residential mortgages	389	368
Residential mortgages, percent change	5.70%
Credit card	0	0
Credit card, percent change	0.00%
Other retail	1,565	1,601
Other retail, percent change	(2.20%)
Total loans, excluding covered loans	3,579	3,575
Total loans excluding covered loans, percent change	0.10%
Covered loans	12	14
Covered loans, percent change	(14.30%)
Total loans	3,591	3,589
Total loans, percent change	0.10%
Goodwill	1,463	1,516
Goodwill, percent change	(3.50%)
Other intangible assets	184	201
Other intangible assets, percent change	(8.50%)
Assets	5,990	5,802
Assets, percent change	3.20%
Noninterest-bearing deposits	9,739	5,489
Noninterest bearing-deposits, percent change	77.40%
Interest checking	3,249	2,704
Interest checking, percent change	20.20%
Savings products	21,687	12,601
Savings products, percent change	72.10%
Time deposits	5,569	5,960
Time deposits, percent change	(6.60%)
Total deposits	40,244	26,754
Total deposits, percent change	50.40%
Total U.S. Bancorp shareholders' equity	2,079	2,107
Total U.S. Bancorp shareholders' equity, percent change	(1.30%)
Average Balances [Member] | Payment Services [Member]
Average Balance Sheet
Commercial	5,640	5,212
Commercial, percent change	8.20%
Commercial real estate	0	0
Commercial real estate, percent change	0.00%
Residential mortgages	0	0
Residential mortgages, percent change	0.00%
Credit card	16,084	16,400
Credit card, percent change	(1.90%)
Other retail	898	1,004
Other retail, percent change	(10.60%)
Total loans, excluding covered loans	22,622	22,616
Total loans excluding covered loans, percent change	0.00%
Covered loans	5	5
Covered loans, percent change	0.00%
Total loans	22,627	22,621
Total loans, percent change	0.00%
Goodwill	2,362	2,347
Goodwill, percent change	0.60%
Other intangible assets	792	944
Other intangible assets, percent change	(16.10%)
Assets	27,936	27,308
Assets, percent change	2.30%
Noninterest-bearing deposits	673	634
Noninterest bearing-deposits, percent change	6.20%
Interest checking	320	119
Interest checking, percent change	0.00%
Savings products	30	23
Savings products, percent change	30.40%
Time deposits	0	1
Time deposits, percent change	0.00%
Total deposits	1,023	777
Total deposits, percent change	31.70%
Total U.S. Bancorp shareholders' equity	5,280	5,310
Total U.S. Bancorp shareholders' equity, percent change	(0.60%)
Average Balances [Member] | Treasury and Corporate Support [Member]
Average Balance Sheet
Commercial	105	180
Commercial, percent change	(41.70%)
Commercial real estate	194	282
Commercial real estate, percent change	(31.20%)
Residential mortgages	10	14
Residential mortgages, percent change	(28.60%)
Credit card	0	3
Credit card, percent change	0.00%
Other retail	1	11
Other retail, percent change	(90.90%)
Total loans, excluding covered loans	310	490
Total loans excluding covered loans, percent change	(36.70%)
Covered loans	6,397	8,397
Covered loans, percent change	(23.80%)
Total loans	6,707	8,887
Total loans, percent change	(24.50%)
Goodwill	0	0
Goodwill, percent change	0.00%
Other intangible assets	5	7
Other intangible assets, percent change	(28.60%)
Assets	95,915	75,211
Assets, percent change	27.50%
Noninterest-bearing deposits	369	212
Noninterest bearing-deposits, percent change	74.10%
Interest checking	2	14
Interest checking, percent change	(85.70%)
Savings products	181	224
Savings products, percent change	(19.20%)
Time deposits	186	403
Time deposits, percent change	(53.80%)
Total deposits	738	853
Total deposits, percent change	(13.50%)
Total U.S. Bancorp shareholders' equity	9,824	6,640
Total U.S. Bancorp shareholders' equity, percent change	48.00%
Average Balances [Member] | Consolidated Company [Member]
Average Balance Sheet
Commercial	51,616	47,028
Commercial, percent change	9.80%
Commercial real estate	35,514	34,269
Commercial real estate, percent change	3.60%
Residential mortgages	33,711	27,704
Residential mortgages, percent change	21.70%
Credit card	16,084	16,403
Credit card, percent change	(1.90%)
Other retail	48,199	47,686
Other retail, percent change	1.10%
Total loans, excluding covered loans	185,124	173,090
Total loans excluding covered loans, percent change	7.00%
Covered loans	16,303	19,932
Covered loans, percent change	(18.20%)
Total loans	201,427	193,022
Total loans, percent change	4.40%
Goodwill	8,949	9,009
Goodwill, percent change	(0.70%)
Other intangible assets	3,075	3,127
Other intangible assets, percent change	(1.70%)
Assets	318,264	285,861
Assets, percent change	11.30%
Noninterest-bearing deposits	53,856	40,162
Noninterest bearing-deposits, percent change	34.10%
Interest checking	42,827	40,184
Interest checking, percent change	6.60%
Savings products	71,773	60,582
Savings products, percent change	18.50%
Time deposits	44,703	43,793
Time deposits, percent change	2.10%
Total deposits	213,159	184,721
Total deposits, percent change	15.40%
Total U.S. Bancorp shareholders' equity	$ 32,200	$ 28,049
Total U.S. Bancorp shareholders' equity, percent change	14.80%

Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 D M Y
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Significant accounting policies (Textual) [Abstract]
Threshold limit for accounting investment as available for sales securities	20.00%
Minimum ownership percentage for significant influence under equity method investments	20.00%
Maximum ownership percentage for significant influence under equity method investments	50.00%
Minimum ownership Percentage required to treat investments as equity method investments in Limited partnerships and limited liability	5.00%
Minimum period beyond which revolving consumer lines and credit cards are charged off	180
Minimum period beyond which loans secured by 1-4 Family Properties are charged down to fair value less costs to sell	180
Minimum due period for treating non collection of interest or principal as nonaccrual status for commercial loans	90
Minimum period beyond which closed-end consumer loans other than loans secured by family properties are charged off	120
Maximum restructuring period under credit card loan agreements	60
Extension included in Commercial Real Estate Modifications	upto 12 Months
Unrealized difference between actual experience and expected returns	12
Impairment loan threshold for allowance in which loans are individually analyzed	$ 5
Period for capturing full economic cycle in the evaluation	11 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Maximum	40
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Maximum	20

Business Combinations and Divestitures (Details) (USD $)	12 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2010	Jan. 31, 2011 First Community Bank of New Mexico [Member] Branches	Mar. 31, 2011 First Community Bank of New Mexico [Member]	Dec. 31, 2010 Bank of America Trust Business [Member]
Business Acquisition [Line Items]
Number of branches acquired		38
Value of asset acquired		$ 1,800,000,000
Value of assets under administration acquired				1,100,000,000,000
Value of liability acquired		2,100,000,000
Total cash acquired		412,000,000
Gain on the transaction			46,000,000
Acquisition of assets under administration of deposits				8,000,000,000
Business Combinations and Divestiture (Textual) [Abstract]
Percent of equity interest in Nuveen investments	9.50%
Gain on exchange of affiliate business before tax	103,000,000
Gain on exchange of affiliate business net of tax	$ 41,000,000

Restrictions on Cash and Due From Banks (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restrictions on Cash and Due From Banks (Textual) [Abstract]
Minimum average reserve balances to be maintain at bank subsidiaries	$ 1.7	$ 1.2
Balances held at the federal reserve	$ 8.5	$ 10.1

Investment Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity
Amortized Cost	$ 18,877	$ 1,469
Unrealized Gains	383	14
Unrealized Losses Other than Temporary	(6)	(1)
Unrealized Losses Other	(38)	(63)
Fair Value	19,216	1,419
Available-for-sale securities
Amortized Cost	51,356	51,855
Unrealized Gains	1,272	866
Unrealized Losses Other Than Temporary	(318)	(334)
Unrealized Losses Other	(373)	(878)
Fair Value	51,937	51,509
Other Investments [Member]
Available-for-sale securities
Amortized Cost	188	183
Unrealized Gains	15	17
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(1)	(1)
Fair Value	202	199
U.S. Treasury and agency [Member]
Available-for-sale securities
Amortized Cost	1,045	2,559
Unrealized Gains	13	6
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(1)	(28)
Fair Value	1,057	2,537
Obligations of state and political subdivisions [Member]
Available-for-sale securities
Amortized Cost	6,394	6,835
Unrealized Gains	167	3
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(22)	(421)
Fair Value	6,539	6,417
Obligations of foreign governments [Member]
Available-for-sale securities
Amortized Cost	6	6
Unrealized Gains	0	0
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	0	0
Fair Value	6	6
Asset backed Securities [Member]
Available-for-sale securities
Amortized Cost	874
Collateralized Debt Obligations [Member]
Available-for-sale securities
Amortized Cost	180	204
Unrealized Gains	31	23
Unrealized Losses Other Than Temporary	(3)	(2)
Unrealized Losses Other	(2)	(1)
Fair Value	206	224
Other [Member]
Available-for-sale securities
Amortized Cost	694	709
Unrealized Gains	16	23
Unrealized Losses Other Than Temporary	(5)	(3)
Unrealized Losses Other	(24)	(9)
Fair Value	681	720
Corporate Debt Securities [Member]
Available-for-sale securities
Amortized Cost	1,000	1,109
Unrealized Gains	1	0
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(174)	(151)
Fair Value	827	958
Perpetual preferred securities [Member]
Available-for-sale securities
Amortized Cost	379	456
Unrealized Gains	25	41
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(86)	(49)
Fair Value	318	448
Asset backed Securities [Member]
Held-to-maturity
Amortized Cost	75
Collateralized Debt Obligations [Member]
Held-to-maturity
Amortized Cost	52	157
Unrealized Gains	13	13
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	(2)	(18)
Fair Value	63	152
Other [Member]
Held-to-maturity
Amortized Cost	23	127
Unrealized Gains	1	0
Unrealized Losses Other than Temporary	(6)	(1)
Unrealized Losses Other	(1)	(7)
Fair Value	17	119
Obligations of state and political subdivisions [Member]
Held-to-maturity
Amortized Cost	23	27
Unrealized Gains	1	1
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	(1)	(1)
Fair Value	23	27
Obligations of foreign governments [Member]
Held-to-maturity
Amortized Cost	7	7
Unrealized Gains	0	0
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	0	0
Fair Value	7	7
U.S. Treasury and agency [Member]
Held-to-maturity
Amortized Cost	2,560	165
Unrealized Gains	35	0
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	0	(1)
Fair Value	2,595	164
Other Debt Securities [Member]
Held-to-maturity
Amortized Cost	121	126
Unrealized Gains	0	0
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	(29)	(27)
Fair Value	92	99
Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Available-for-sale securities
Amortized Cost	42	47
Unrealized Gains	2	3
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(2)	0
Fair Value	42	50
Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Held-to-maturity
Amortized Cost	4	10
Unrealized Gains	0	0
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	(2)	(5)
Fair Value	2	5
Agency [Member] | Residential [Member]
Available-for-sale securities
Amortized Cost	39,337	37,144
Unrealized Gains	981	718
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	(4)	(159)
Fair Value	40,314	37,703
Agency [Member] | Commercial Mortgage Backed Securities [Member]
Available-for-sale securities
Amortized Cost	133	194
Unrealized Gains	7	5
Unrealized Losses Other Than Temporary	0	0
Unrealized Losses Other	0	(2)
Fair Value	140	197
Agency [Member] | Residential [Member]
Held-to-maturity
Amortized Cost	16,085	847
Unrealized Gains	333	0
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	(3)	(4)
Fair Value	16,415	843
Residential Non-agency Prime [Member] | Residential [Member]
Available-for-sale securities
Amortized Cost	911	1,216
Unrealized Gains	5	12
Unrealized Losses Other Than Temporary	(63)	(86)
Unrealized Losses Other	(50)	(39)
Fair Value	803	1,103
Residential Non-agency Non-Prime [Member] | Residential [Member]
Available-for-sale securities
Amortized Cost	1,047	1,193
Unrealized Gains	9	15
Unrealized Losses Other Than Temporary	(247)	(243)
Unrealized Losses Other	(7)	(18)
Fair Value	802	947
Residential Non-agency Non-Prime [Member] | Residential [Member]
Held-to-maturity
Amortized Cost	2	3
Unrealized Gains	0	0
Unrealized Losses Other than Temporary	0	0
Unrealized Losses Other	0	0
Fair Value	$ 2	$ 3

Investment Securities (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amount of interest income from taxable and non-taxable investment securities
Taxable	$ 1,517	$ 1,292	$ 1,295
Non-taxable	303	309	311
Total interest income from investment securities	$ 1,820	$ 1,601	$ 1,606

Investment Securities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amount of gross gains and losses realized through the sales of available-for-sale investment securities
Realized gains	$ 11	$ 21	$ 150
Realized losses	(7)	(8)	(3)
Realized gains (losses), net	4	13	147
Income tax (benefit) on net realized gains (losses)	$ 2	$ 5	$ 56

Investment Securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Scenario, Previously Reported [Member]	Dec. 31, 2009 Scenario, Previously Reported [Member]	Dec. 31, 2008 Scenario, Previously Reported [Member]
Accretable balance of the structured investment securities and other investment securities
Balance at beginning of period	$ 139	$ 292		$ 139	$ 292	$ 349
Impact of other than temporary impairment accounting change of structured investment securities			(124)
Adjusted balance at beginning of period	139	292	225
Additions (a)		66	127
Disposals (a)	0	(219)
Accretion	(17)	(29)	(6)
Other	(22)	29	(54)
Balance at end of period	$ 100	$ 139	$ 292	$ 139	$ 292	$ 349

Investment Securities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of other-than-temporary impairment by investment category
Other Gains (losses)	$ (25)	$ (66)	$ (402)
Other [Member]
Summary of other-than-temporary impairment by investment category
Total Available for sale other-than-temporary impairment		(9)
Held-to-maturity Securities [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings		(2)
Total Held to maturity other-than-temporary impairment		(2)
Held-to-maturity Securities [Member] | Other [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings		(2)
Total Held to maturity other-than-temporary impairment		(2)
Available for sale Securities [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings	(35)	(89)	(598)
Other Gains (losses)	(25)	(66)	(402)
Total Available for sale other-than-temporary impairment	(60)	(155)	(1,000)
Available for sale Securities [Member] | Obligations of State and Political Subdivisions [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings	(4)
Other Gains (losses)	0
Total Available for sale other-than-temporary impairment	(4)
Available for sale Securities [Member] | Corporate Debt Securities [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings			(7)
Total Available for sale other-than-temporary impairment			(7)
Available for sale Securities [Member] | Other Debt Securities [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings		(1)
Other Gains (losses)		1
Available for sale Securities [Member] | Collateralized Debt Obligations [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings	0	(6)	(17)
Other Gains (losses)	0	(1)	(3)
Total Available for sale other-than-temporary impairment	0	(7)	(20)
Available for sale Securities [Member] | Other [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings	(4)	(13)	(186)
Other Gains (losses)	3	4	88
Total Available for sale other-than-temporary impairment	(1)		(98)
Available for sale Securities [Member] | Perpetual preferred securities [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings		(1)	(223)
Total Available for sale other-than-temporary impairment		(1)	(223)
Available for sale Securities [Member] | Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings			(1)
Other Gains (losses)			(1)
Total Available for sale other-than-temporary impairment			(2)
Available for sale Securities [Member] | Residential Non-agency Prime [Member] | Residential [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings	(3)	(5)	(13)
Other Gains (losses)	(5)	(10)	(182)
Total Available for sale other-than-temporary impairment	(8)	(15)	(195)
Available for sale Securities [Member] | Residential Non-agency Non-Prime [Member] | Residential [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings	(24)	(63)	(151)
Other Gains (losses)	(23)	(60)	(304)
Total Available for sale other-than-temporary impairment	$ (47)	$ (123)	$ (455)

Investment Securities (Details 5)	Dec. 31, 2011	Dec. 31, 2010
Prime Minimum [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	4.00%	4.00%
Lifetime probability of default rates	2.00%	3.00%
Lifetime loss severity rates	40.00%	40.00%
Prime Maximum [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	15.00%	14.00%
Lifetime probability of default rates	9.00%	9.00%
Lifetime loss severity rates	50.00%	55.00%
Prime Average [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	14.00%	13.00%
Lifetime probability of default rates	3.00%	3.00%
Lifetime loss severity rates	46.00%	41.00%
Non Prime Minimum [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	2.00%	1.00%
Lifetime probability of default rates	1.00%	1.00%
Lifetime loss severity rates	8.00%	37.00%
Non Prime Maximum [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	11.00%	12.00%
Lifetime probability of default rates	20.00%	20.00%
Lifetime loss severity rates	70.00%	71.00%
Non Prime Average [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	6.00%	6.00%
Lifetime probability of default rates	5.00%	8.00%
Lifetime loss severity rates	52.00%	55.00%

Investment Securities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Credit losses on Non-agency mortgage-backed and other debt securities
Balance at beginning of period	$ 358	$ 335	$ 299
Additions to credit losses due to other-than-temporary impairments
Credit losses on securities not previously considered other-than-temporarily impaired	7	19	94
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	28	72	148
Total other-than-temporary impairment on debt securities	35	91	242
Other changes in credit losses
Increases in expected cash flows	(21)	(26)	(49)
Realized losses	(73)	(60)	(30)
Credit losses on security sales and securities expected to be sold	(1)		(127)
Other		18
Balance at end of period	$ 298	$ 358	$ 335

Investment Securities (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Available-for-sale
Fair Value Less Than 12 Months	$ 3,706
Unrealized Losses Less Than 12 Months	(52)
Fair Value 12 Months or Greater	3,759
Unrealized Losses 12 Months or Greater	(639)
Fair Value Total	7,465
Unrealized Losses Total	(691)
Held-to-maturity
Fair Value Less Than 12 Months	697
Unrealized Losses Less Than 12 Months	(3)
Fair Value 12 Months or Greater	148
Unrealized Losses 12 Months or Greater	(41)
Fair Value Total	845
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(44)
Collateralized Debt Obligations [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	29
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	29
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(2)
Other [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	14
Unrealized Losses 12 Months or Greater	(7)
Fair Value Total	14
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(7)
Obligations of state and political subdivisions [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	9
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	9
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(1)
Other Debt Securities [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	92
Unrealized Losses 12 Months or Greater	(29)
Fair Value Total	92
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(29)
Other Investments [Member]
Available-for-sale
Fair Value Less Than 12 Months	1
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	2
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	3
Unrealized Losses Total	(1)
U.S. Treasury and agency [Member]
Available-for-sale
Fair Value Less Than 12 Months	22
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	22
Unrealized Losses Total	(1)
Obligations of state and political subdivisions [Member]
Available-for-sale
Fair Value Less Than 12 Months	73
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	879
Unrealized Losses 12 Months or Greater	(22)
Fair Value Total	952
Unrealized Losses Total	(22)
Obligations of foreign governments [Member]
Available-for-sale
Fair Value Less Than 12 Months	6
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	6
Unrealized Losses Total	0
Collateralized Debt Obligations [Member]
Available-for-sale
Fair Value Less Than 12 Months	14
Unrealized Losses Less Than 12 Months	(2)
Fair Value 12 Months or Greater	9
Unrealized Losses 12 Months or Greater	(3)
Fair Value Total	23
Unrealized Losses Total	(5)
Other [Member]
Available-for-sale
Fair Value Less Than 12 Months	497
Unrealized Losses Less Than 12 Months	(14)
Fair Value 12 Months or Greater	116
Unrealized Losses 12 Months or Greater	(15)
Fair Value Total	613
Unrealized Losses Total	(29)
Corporate Debt Securities [Member]
Available-for-sale
Fair Value Less Than 12 Months	156
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	580
Unrealized Losses 12 Months or Greater	(173)
Fair Value Total	736
Unrealized Losses Total	(174)
Perpetual preferred securities [Member]
Available-for-sale
Fair Value Less Than 12 Months	78
Unrealized Losses Less Than 12 Months	(19)
Fair Value 12 Months or Greater	162
Unrealized Losses 12 Months or Greater	(67)
Fair Value Total	240
Unrealized Losses Total	(86)
Agency [Member] | Residential [Member]
Held-to-maturity
Fair Value Less Than 12 Months	697
Unrealized Losses Less Than 12 Months	(3)
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	697
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(3)
Agency [Member] | Residential [Member]
Available-for-sale
Fair Value Less Than 12 Months	2,689
Unrealized Losses Less Than 12 Months	(3)
Fair Value 12 Months or Greater	676
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	3,365
Unrealized Losses Total	(4)
Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	3
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	3
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(2)
Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Available-for-sale
Fair Value Less Than 12 Months	21
Unrealized Losses Less Than 12 Months	(2)
Fair Value 12 Months or Greater	1
Unrealized Losses 12 Months or Greater	0
Fair Value Total	22
Unrealized Losses Total	(2)
Residential Non-agency Prime [Member] | Residential [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Residential Non-agency Prime [Member] | Residential [Member]
Available-for-sale
Fair Value Less Than 12 Months	102
Unrealized Losses Less Than 12 Months	(6)
Fair Value 12 Months or Greater	649
Unrealized Losses 12 Months or Greater	(107)
Fair Value Total	751
Unrealized Losses Total	(113)
Residential Non-agency Non-Prime [Member] | Residential [Member]
Held-to-maturity
Fair Value 12 Months or Greater	1
Unrealized Losses 12 Months or Greater	0
Fair Value Total	1
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	0
Residential Non-agency Non-Prime [Member] | Residential [Member]
Available-for-sale
Fair Value Less Than 12 Months	47
Unrealized Losses Less Than 12 Months	(4)
Fair Value 12 Months or Greater	685
Unrealized Losses 12 Months or Greater	(250)
Fair Value Total	732
Unrealized Losses Total	$ (254)

Investment Securities (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Y	Dec. 31, 2010
Available-for-sale securities
Available-for-sale securities, total, amortized cost	$ 51,356	$ 51,855
Available-for-sale securities, total, fair value	51,937
Available-for-sale securities, total, weighted average maturity in years	5.2
Available-for-sale securities, total, weighted average yield	3.19%
Held-to-maturity
Held-to-maturity securities, total, amortized cost	18,877	1,469
Held-to-maturity securities, total, fair value	19,216	1,419
Held-to-maturity securities, total, weighted average maturity in years	3.9
Held-to-maturity securities, total, weighted average yield	2.21%
Investment securities
Total investment securities amortized cost	70,233	53,324
Total investment securities, percentage	100.00%	100.00%
Mortgage Backed Securities [Member]
Held-to-maturity
Held-to-maturity securities, maturing in one year, amortized cost	220
Held-to-maturity securities, maturing after one year through five years, amortized cost	13,940
Held-to-maturity securities, maturing after five years through ten years, amortized cost	1,412
Held-to-maturity securities, maturing after ten years, amortized cost	519
Held-to-maturity securities, total, amortized cost	16,091
Held-to-maturity securities, maturing in one year, fair value	218
Held-to-maturity securities, maturing after one year through five years, fair value	14,230
Held-to-maturity securities, maturing after five years through ten years, fair value	1,440
Held-to-maturity securities, maturing after ten years, fair value	531
Held-to-maturity securities, total, fair value	16,419
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	0.5
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.7
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	5.6
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	11.4
Held-to-maturity securities, total, weighted average maturity in years	4
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.55%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	2.53%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	1.68%
Held-to-maturity securities, maturing after ten years, weighted average yield	1.47%
Held-to-maturity securities, total, weighted average yield	2.40%
Investment securities
Total investment securities amortized cost	57,561	40,654
Total investment securities, percentage	82.00%	76.20%
U.S. Treasury and agency [Member]
Held-to-maturity
Held-to-maturity securities, maturing in one year, amortized cost	0
Held-to-maturity securities, maturing after one year through five years, amortized cost	2,500
Held-to-maturity securities, maturing after five years through ten years, amortized cost	0
Held-to-maturity securities, maturing after ten years, amortized cost	60
Held-to-maturity securities, total, amortized cost	2,560	165
Held-to-maturity securities, maturing in one year, fair value	0
Held-to-maturity securities, maturing after one year through five years, fair value	2,535
Held-to-maturity securities, maturing after five years through ten years, fair value	0
Held-to-maturity securities, maturing after ten years, fair value	60
Held-to-maturity securities, total, fair value	2,595
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	0
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	2.2
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	0
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	13.2
Held-to-maturity securities, total, weighted average maturity in years	2.4
Held-to-maturity securities, maturing in one year or less, weighted average yield	0.00%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	0.99%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	0.00%
Held-to-maturity securities, maturing after ten years, weighted average yield	1.87%
Held-to-maturity securities, total, weighted average yield	1.01%
Investment securities
Total investment securities amortized cost	3,605	2,724
Total investment securities, percentage	5.10%	5.10%
Obligations Of State and Political Subdivisions [Member]
Held-to-maturity
Held-to-maturity securities, maturing in one year, amortized cost	0
Held-to-maturity securities, maturing after one year through five years, amortized cost	5
Held-to-maturity securities, maturing after five years through ten years, amortized cost	3
Held-to-maturity securities, maturing after ten years, amortized cost	15
Held-to-maturity securities, total, amortized cost	23	27
Held-to-maturity securities, maturing in one year, fair value	0
Held-to-maturity securities, maturing after one year through five years, fair value	6
Held-to-maturity securities, maturing after five years through ten years, fair value	3
Held-to-maturity securities, maturing after ten years, fair value	14
Held-to-maturity securities, total, fair value	23
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	0.5
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.1
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	5.8
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	15.1
Held-to-maturity securities, total, weighted average maturity in years	11
Held-to-maturity securities, maturing in one year or less, weighted average yield	8.32%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	8.47%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	5.27%
Held-to-maturity securities, maturing after ten years, weighted average yield	5.51%
Held-to-maturity securities, total, weighted average yield	6.16%
Investment securities
Total investment securities amortized cost	6,417	6,862
Total investment securities, percentage	9.10%	12.90%
Asset backed Securities [Member]
Held-to-maturity
Held-to-maturity securities, maturing in one year, amortized cost	2
Held-to-maturity securities, maturing after one year through five years, amortized cost	34
Held-to-maturity securities, maturing after five years through ten years, amortized cost	17
Held-to-maturity securities, maturing after ten years, amortized cost	22
Held-to-maturity securities, total, amortized cost	75
Held-to-maturity securities, maturing in one year, fair value	2
Held-to-maturity securities, maturing after one year through five years, fair value	36
Held-to-maturity securities, maturing after five years through ten years, fair value	18
Held-to-maturity securities, maturing after ten years, fair value	24
Held-to-maturity securities, total, fair value	80
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	0.1
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	2.5
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	6.6
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	22.5
Held-to-maturity securities, total, weighted average maturity in years	9.3
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.01%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.01%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	0.85%
Held-to-maturity securities, maturing after ten years, weighted average yield	1.01%
Held-to-maturity securities, total, weighted average yield	0.98%
Investment securities
Total investment securities amortized cost	949	1,197
Total investment securities, percentage	1.40%	2.30%
Other Debt Securities [Member]
Held-to-maturity
Held-to-maturity securities, maturing in one year, amortized cost	1
Held-to-maturity securities, maturing after one year through five years, amortized cost	99
Held-to-maturity securities, maturing after five years through ten years, amortized cost	28
Held-to-maturity securities, maturing after ten years, amortized cost	0
Held-to-maturity securities, total, amortized cost	121	126
Held-to-maturity securities, maturing in one year, fair value	1
Held-to-maturity securities, maturing after one year through five years, fair value	85
Held-to-maturity securities, maturing after five years through ten years, fair value	13
Held-to-maturity securities, maturing after ten years, fair value	0
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	0.3
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	4.1
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	8.8
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	0
Held-to-maturity securities, maturing in one year or less, weighted average yield	0.84%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.42%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	1.18%
Held-to-maturity securities, maturing after ten years, weighted average yield	0.00%
Other Investments [Member]
Held-to-maturity
Held-to-maturity securities, total, amortized cost	0
Held-to-maturity securities, total, fair value	0
Held-to-maturity securities, total, weighted average maturity in years	0
Held-to-maturity securities, total, weighted average yield	0.00%
Other Debt Securities and Investments [Member]
Held-to-maturity
Held-to-maturity securities, total, amortized cost	128
Held-to-maturity securities, total, fair value	99
Held-to-maturity securities, total, weighted average maturity in years	5.1
Held-to-maturity securities, total, weighted average yield	1.36%
Investment securities
Total investment securities amortized cost	1,701	1,887
Total investment securities, percentage	2.40%	3.50%
Mortgage Backed Securities [Member]
Available-for-sale securities
Available-for-sale, securities maturing within one year, amortized cost	672
Available-for-sale, securities maturing after one through five years, amortized cost	32,056
Available-for-sale, securities maturing after five through ten years, amortized cost	6,975
Available-for-sale, securities maturing after ten years, amortized cost	1,767
Available-for-sale securities, total, amortized cost	41,470
Available-for-sale securities, maturing in one year or less, fair value	673
Available-for-sale securities, maturing after one year through five years, fair value	32,917
Available-for-sale securities, maturing after five years through ten years, fair value	6,775
Available-for-sale securities, maturing after ten years, fair value	1,736
Available-for-sale securities, total, fair value	42,101
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.6
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3.5
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7
Available-for-sale securities, maturing after ten years, weighted average maturity in years	12.7
Available-for-sale securities, total, weighted average maturity in years	4.4
Available-for-sale securities, maturing in one year of less, weighted average yield	2.47%
Available-for-sale securities, maturing after one year through five years, weighted average yield	2.74%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	2.24%
Available-for-sale securities, maturing after ten years, weighted average yield	1.74%
Available-for-sale securities, total, weighted average yield	2.61%
U.S. Treasury and agency [Member]
Available-for-sale securities
Available-for-sale, securities maturing within one year, amortized cost	394
Available-for-sale, securities maturing after one through five years, amortized cost	541
Available-for-sale, securities maturing after five through ten years, amortized cost	48
Available-for-sale, securities maturing after ten years, amortized cost	62
Available-for-sale securities, total, amortized cost	1,045	2,559
Available-for-sale securities, maturing in one year or less, fair value	395
Available-for-sale securities, maturing after one year through five years, fair value	547
Available-for-sale securities, maturing after five years through ten years, fair value	53
Available-for-sale securities, maturing after ten years, fair value	62
Available-for-sale securities, total, fair value	1,057
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.3
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	2
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	8.2
Available-for-sale securities, maturing after ten years, weighted average maturity in years	11.1
Available-for-sale securities, total, weighted average maturity in years	2.2
Available-for-sale securities, maturing in one year of less, weighted average yield	2.06%
Available-for-sale securities, maturing after one year through five years, weighted average yield	0.93%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	4.25%
Available-for-sale securities, maturing after ten years, weighted average yield	3.15%
Available-for-sale securities, total, weighted average yield	1.64%
Obligations Of State and Political Subdivisions [Member]
Available-for-sale securities
Available-for-sale, securities maturing within one year, amortized cost	99
Available-for-sale, securities maturing after one through five years, amortized cost	3,981
Available-for-sale, securities maturing after five through ten years, amortized cost	2,008
Available-for-sale, securities maturing after ten years, amortized cost	306
Available-for-sale securities, total, amortized cost	6,394	6,835
Available-for-sale securities, maturing in one year or less, fair value	99
Available-for-sale securities, maturing after one year through five years, fair value	4,087
Available-for-sale securities, maturing after five years through ten years, fair value	2,063
Available-for-sale securities, maturing after ten years, fair value	290
Available-for-sale securities, total, fair value	6,539
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.7
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	4.1
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	5.7
Available-for-sale securities, maturing after ten years, weighted average maturity in years	21.1
Available-for-sale securities, total, weighted average maturity in years	5.4
Available-for-sale securities, maturing in one year of less, weighted average yield	1.66%
Available-for-sale securities, maturing after one year through five years, weighted average yield	6.76%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	6.79%
Available-for-sale securities, maturing after ten years, weighted average yield	7.48%
Available-for-sale securities, total, weighted average yield	6.73%
Asset backed Securities [Member]
Available-for-sale securities
Available-for-sale, securities maturing within one year, amortized cost	13
Available-for-sale, securities maturing after one through five years, amortized cost	151
Available-for-sale, securities maturing after five through ten years, amortized cost	693
Available-for-sale, securities maturing after ten years, amortized cost	17
Available-for-sale securities, total, amortized cost	874
Available-for-sale securities, maturing in one year or less, fair value	22
Available-for-sale securities, maturing after one year through five years, fair value	154
Available-for-sale securities, maturing after five years through ten years, fair value	694
Available-for-sale securities, maturing after ten years, fair value	17
Available-for-sale securities, total, fair value	887
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.2
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3.4
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7.9
Available-for-sale securities, maturing after ten years, weighted average maturity in years	12.7
Available-for-sale securities, total, weighted average maturity in years	7.1
Available-for-sale securities, maturing in one year of less, weighted average yield	9.71%
Available-for-sale securities, maturing after one year through five years, weighted average yield	12.53%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	3.08%
Available-for-sale securities, maturing after ten years, weighted average yield	11.10%
Available-for-sale securities, total, weighted average yield	4.97%
Other Debt Securities [Member]
Available-for-sale securities
Available-for-sale, securities maturing within one year, amortized cost	69
Available-for-sale, securities maturing after one through five years, amortized cost	0
Available-for-sale, securities maturing after five through ten years, amortized cost	25
Available-for-sale, securities maturing after ten years, amortized cost	1,201
Available-for-sale securities, maturing in one year or less, fair value	54
Available-for-sale securities, maturing after one year through five years, fair value	0
Available-for-sale securities, maturing after five years through ten years, fair value	22
Available-for-sale securities, maturing after ten years, fair value	968
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.4
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	0
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	5.8
Available-for-sale securities, maturing after ten years, weighted average maturity in years	29.4
Available-for-sale securities, maturing in one year of less, weighted average yield	5.74%
Available-for-sale securities, maturing after one year through five years, weighted average yield	0.00%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	6.38%
Available-for-sale securities, maturing after ten years, weighted average yield	3.87%
Other Investments [Member]
Available-for-sale securities
Available-for-sale securities, total, amortized cost	278
Available-for-sale securities, total, fair value	309
Available-for-sale securities, total, weighted average maturity in years	13.1
Available-for-sale securities, total, weighted average yield	3.87%
Other Debt Securities and Investments [Member]
Available-for-sale securities
Available-for-sale securities, total, amortized cost	1,295
Available-for-sale securities, total, fair value	$ 1,044
Available-for-sale securities, total, weighted average maturity in years	27.4
Available-for-sale securities, total, weighted average yield	4.02%

Investment Securities (Details Textual) (USD $)	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Investment Securities (Textual) [Abstract]
Weighted-average maturity of the available-for-sale investment securities (in years)	5.2	7.4
Weighted-average yields of available-for-sale investment securities	3.19%	3.41%
Weighted-average maturity of the held-to-maturity investment securities (in years)	3.9	6.3
Weighted-average yields of held-to-maturity investment securities	2.21%	2.07%
Securities pledged	$ 20,700,000,000	$ 28,000,000,000
Securities sold under agreements to repurchase	7,000,000,000	9,300,000,000
Unpaid principal balance of investment securities with evidence of credit deterioration at acquisition	416,000,000	485,000,000
Fair value of investment securities with evidence of credit deterioration at acquisition	145,000,000	173,000,000
Non-agency [Member] | Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized Losses Total	$ 367,000,000

Loans and Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commercial
Commercial	$ 50,734	$ 42,272
Lease financing	5,914	6,126
Total commercial	56,648	48,398
Commercial Real Estate
Commercial mortgages	29,664	27,254
Construction and development	6,187	7,441
Total commercial real estate	35,851	34,695
Residential Mortgages
Residential Mortgages	28,669	24,315
Home equity loans, first liens	8,413	6,417
Total residential mortgages	37,082	30,732
Credit card	17,360	16,803
Other Retail
Retail leasing	5,118	4,569
Home equity and second mortgages	18,131	18,940
Revolving credit	3,344	3,472
Installment	5,348	5,459
Automobile	11,508	10,897
Student	4,658	5,054
Total other retail	48,107	48,391
Total loans, excluding covered loans	195,048	179,019
Covered loans	14,787	18,042
Total loans	$ 209,835	$ 197,061

Loans and Allowance for Credit Losses (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in the accretable balance for purchased impaired loans
Balance at beginning of period	$ 2,890	$ 2,845	$ 2,719
Purchases	100		356
Accretion	(451)	(421)	(358)
Disposals	(67)	(27)	(56)
Reclassifications (to)/from nonaccretable difference	184	536	384
Other	(37)	(43)	(200)
Balance at end of period	$ 2,619	$ 2,890	$ 2,845

Loans and Allowance for Credit Losses (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	$ 5,531	$ 5,264
Provision for credit losses	2,343	4,356
Loans charged off	3,229	4,496
Less recoveries of loans charged off	(386)	(315)
Net loans charged off	2,843	4,181
Net change for credit losses to be reimbursed by the FDIC	(17)	92
Balance at end of year	5,014	5,531
Allowance balance at end of year related to:
Loans individually evaluated for impairment	80	93
TDRs collectively evaluated for impairment	839	573
Other loans collectively evaluated for impairment	4,016	4,778
Loans acquired with deteriorated credit quality	79	87
Total allowance for credit losses	5,014	5,531
Loan balance at end of year:
Loans individually evaluated for impairment	1,244	1,096
TDRs collectively evaluated for impairment	4,883	2,523
Other loans collectively evaluated for impairment	197,705	187,239
Loans acquired with deteriorated credit quality	6,003	6,203
Total loans	209,835	197,061
Commercial loans [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	1,104	1,208
Provision for credit losses	312	723
Loans charged off	516	918
Less recoveries of loans charged off	(110)	(91)
Net loans charged off	406	827
Net change for credit losses to be reimbursed by the FDIC	0
Balance at end of year	1,010	1,104
Allowance balance at end of year related to:
Loans individually evaluated for impairment	16	38
TDRs collectively evaluated for impairment	40	0
Other loans collectively evaluated for impairment	954	1,066
Loans acquired with deteriorated credit quality	0	0
Total allowance for credit losses	1,010	1,104
Loan balance at end of year:
Loans individually evaluated for impairment	222	295
TDRs collectively evaluated for impairment	277	0
Other loans collectively evaluated for impairment	56,138	48,103
Loans acquired with deteriorated credit quality	11	0
Total loans	56,648	48,398
Commercial real estate loans [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	1,291	1,001
Provision for credit losses	361	1,135
Loans charged off	543	871
Less recoveries of loans charged off	(45)	(26)
Net loans charged off	498	845
Net change for credit losses to be reimbursed by the FDIC	0
Balance at end of year	1,154	1,291
Allowance balance at end of year related to:
Loans individually evaluated for impairment	61	55
TDRs collectively evaluated for impairment	33	0
Other loans collectively evaluated for impairment	1,057	1,235
Loans acquired with deteriorated credit quality	3	1
Total allowance for credit losses	1,154	1,291
Loan balance at end of year:
Loans individually evaluated for impairment	812	801
TDRs collectively evaluated for impairment	331	0
Other loans collectively evaluated for impairment	34,574	33,834
Loans acquired with deteriorated credit quality	134	60
Total loans	35,851	34,695
Residential mortgage loans [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	820	672
Provision for credit losses	596	694
Loans charged off	502	554
Less recoveries of loans charged off	(13)	(8)
Net loans charged off	489	546
Net change for credit losses to be reimbursed by the FDIC	0
Balance at end of year	927	820
Allowance balance at end of year related to:
Loans individually evaluated for impairment	1	0
TDRs collectively evaluated for impairment	490	320
Other loans collectively evaluated for impairment	436	500
Loans acquired with deteriorated credit quality	0	0
Total allowance for credit losses	927	820
Loan balance at end of year:
Loans individually evaluated for impairment	6	0
TDRs collectively evaluated for impairment	3,430	1,957
Other loans collectively evaluated for impairment	33,642	28,775
Loans acquired with deteriorated credit quality	4	0
Total loans	37,082	30,732
Credit card portfolio segment [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	1,395	1,495
Provision for credit losses	431	1,100
Loans charged off	922	1,270
Less recoveries of loans charged off	(88)	(70)
Net loans charged off	834	1,200
Net change for credit losses to be reimbursed by the FDIC	0
Balance at end of year	992	1,395
Allowance balance at end of year related to:
Loans individually evaluated for impairment	0	0
TDRs collectively evaluated for impairment	219	223
Other loans collectively evaluated for impairment	773	1,172
Loans acquired with deteriorated credit quality	0	0
Total allowance for credit losses	992	1,395
Loan balance at end of year:
Loans individually evaluated for impairment	0	0
TDRs collectively evaluated for impairment	584	452
Other loans collectively evaluated for impairment	16,776	16,351
Loans acquired with deteriorated credit quality	0	0
Total loans	17,360	16,803
Other retail portfolio segment [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	807	871
Provision for credit losses	628	681
Loans charged off	733	863
Less recoveries of loans charged off	(129)	(118)
Net loans charged off	604	745
Net change for credit losses to be reimbursed by the FDIC	0
Balance at end of year	831	807
Allowance balance at end of year related to:
Loans individually evaluated for impairment	0	0
TDRs collectively evaluated for impairment	57	30
Other loans collectively evaluated for impairment	774	777
Loans acquired with deteriorated credit quality	0	0
Total allowance for credit losses	831	807
Loan balance at end of year:
Loans individually evaluated for impairment	0	0
TDRs collectively evaluated for impairment	148	114
Other loans collectively evaluated for impairment	47,959	48,277
Loans acquired with deteriorated credit quality	0	0
Total loans	48,107	48,391
Total Loans, Excluding Covered Loans [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	5,417	5,247
Provision for credit losses	2,328	4,333
Loans charged off	3,216	4,476
Less recoveries of loans charged off	(385)	(313)
Net loans charged off	2,831	4,163
Net change for credit losses to be reimbursed by the FDIC	0
Balance at end of year	4,914	5,417
Allowance balance at end of year related to:
Loans individually evaluated for impairment	78	93
TDRs collectively evaluated for impairment	839	573
Other loans collectively evaluated for impairment	3,994	4,750
Loans acquired with deteriorated credit quality	3	1
Total allowance for credit losses	4,914	5,417
Loan balance at end of year:
Loans individually evaluated for impairment	1,040	1,096
TDRs collectively evaluated for impairment	4,770	2,523
Other loans collectively evaluated for impairment	189,089	175,340
Loans acquired with deteriorated credit quality	149	60
Total loans	195,048	179,019
Covered portfolio segment [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	114	17
Provision for credit losses	15	23
Loans charged off	13	20
Less recoveries of loans charged off	(1)	(2)
Net loans charged off	12	18
Net change for credit losses to be reimbursed by the FDIC	(17)	92
Balance at end of year	100	114
Allowance balance at end of year related to:
Loans individually evaluated for impairment	2	0
TDRs collectively evaluated for impairment	0	0
Other loans collectively evaluated for impairment	22	28
Loans acquired with deteriorated credit quality	76	86
Total allowance for credit losses	100	114
Loan balance at end of year:
Loans individually evaluated for impairment	204	0
TDRs collectively evaluated for impairment	113	0
Other loans collectively evaluated for impairment	8,616	11,899
Loans acquired with deteriorated credit quality	5,854	6,143
Total loans	$ 14,787	$ 18,042

Loans and Allowance for Credit Losses (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 203,222	$ 188,188
30-89 Days Past Due	1,782	2,626
90 Days or More Past Due	1,753	2,184
Non performing	3,078	4,063
Total	209,835	197,061
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	55,991	47,412
30-89 Days Past Due	300	325
90 Days or More Past Due	45	64
Non performing	312	597
Total	56,648	48,398
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	34,800	32,986
30-89 Days Past Due	138	415
90 Days or More Past Due	14	1
Non performing	899	1,293
Total	35,851	34,695
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	35,664	29,140
30-89 Days Past Due	404	456
90 Days or More Past Due	364	500
Non performing	650	636
Total	37,082	30,732
Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	16,662	15,993
30-89 Days Past Due	238	269
90 Days or More Past Due	236	313
Non performing	224	228
Total	17,360	16,803
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	47,516	47,706
30-89 Days Past Due	340	404
90 Days or More Past Due	184	216
Non performing	67	65
Total	48,107	48,391
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	190,633	173,237
30-89 Days Past Due	1,420	1,869
90 Days or More Past Due	843	1,094
Non performing	2,152	2,819
Total	195,048	179,019
Covered Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	12,589	14,951
30-89 Days Past Due	362	757
90 Days or More Past Due	910	1,090
Non performing	926	1,244
Total	$ 14,787	$ 18,042

Loans and Allowance for Credit Losses (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commercial loans by industry group and geography excluding covered loans
Commercial	$ 56,648	$ 48,398
Percentage of allocation for loans and leases receivable commercial	100.00%	100.00%
California [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	6,664	5,588
Percentage of allocation for loans and leases receivable commercial	11.80%	11.50%
Colorado [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,292	1,974
Percentage of allocation for loans and leases receivable commercial	4.00%	4.10%
Illinois [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,110	2,457
Percentage of allocation for loans and leases receivable commercial	5.50%	5.10%
Minnesota [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,968	3,993
Percentage of allocation for loans and leases receivable commercial	7.00%	8.20%
Missouri [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,499	2,020
Percentage of allocation for loans and leases receivable commercial	4.40%	4.20%
Ohio [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,050	2,464
Percentage of allocation for loans and leases receivable commercial	5.40%	5.10%
Oregon [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	1,514	1,508
Percentage of allocation for loans and leases receivable commercial	2.70%	3.10%
Washington [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,568	2,259
Percentage of allocation for loans and leases receivable commercial	4.50%	4.70%
Wisconsin [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,357	2,144
Percentage of allocation for loans and leases receivable commercial	4.20%	4.40%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,586	3,465
Percentage of allocation for loans and leases receivable commercial	6.30%	7.20%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,246	2,798
Percentage of allocation for loans and leases receivable commercial	5.70%	5.80%
Idaho, Montana, Wyoming [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	1,113	1,069
Percentage of allocation for loans and leases receivable commercial	2.00%	2.20%
Arizona, Nevada, New Mexico, Utah [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,351	1,741
Percentage of allocation for loans and leases receivable commercial	4.10%	3.60%
Total Banking Region [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	38,318	33,480
Percentage of allocation for loans and leases receivable commercial	67.60%	69.20%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	9,204	7,608
Percentage of allocation for loans and leases receivable commercial	16.30%	15.70%
All Other States [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	9,126	7,310
Percentage of allocation for loans and leases receivable commercial	16.10%	15.10%
Outside the Company's banking region
Commercial loans by industry group and geography excluding covered loans
Commercial	18,330	14,918
Percentage of allocation for loans and leases receivable commercial	32.40%	30.80%
Consumer Products And Services [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	9,106	7,599
Percentage of allocation for loans and leases receivable commercial	16.10%	15.70%
Financial Services [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	6,439	5,785
Percentage of allocation for loans and leases receivable commercial	11.40%	12.00%
Healthcare [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	4,658	3,744
Percentage of allocation for loans and leases receivable commercial	8.20%	7.70%
Capital Goods [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	4,306	3,696
Percentage of allocation for loans and leases receivable commercial	7.60%	7.70%
Commercial Services And Supplies [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	4,192	3,543
Percentage of allocation for loans and leases receivable commercial	7.40%	7.30%
Public Administration [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,994	3,390
Percentage of allocation for loans and leases receivable commercial	7.10%	7.00%
Property Management And Development [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,528	2,489
Percentage of allocation for loans and leases receivable commercial	6.20%	5.10%
Consumer Staples [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,879	2,438
Percentage of allocation for loans and leases receivable commercial	5.10%	5.00%
Energy [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,324	1,788
Percentage of allocation for loans and leases receivable commercial	4.10%	3.70%
Agriculture [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,222	2,539
Percentage of allocation for loans and leases receivable commercial	3.90%	5.30%
Private Investors [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,111	1,712
Percentage of allocation for loans and leases receivable commercial	3.70%	3.50%
Transportation [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,015	1,926
Percentage of allocation for loans and leases receivable commercial	3.60%	4.00%
Paper And Forestry Products Mining And Basic Materials [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	1,959	1,738
Percentage of allocation for loans and leases receivable commercial	3.40%	3.60%
Information Technology [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	1,749	1,543
Percentage of allocation for loans and leases receivable commercial	3.10%	3.20%
Other [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	$ 5,166	$ 4,468
Percentage of allocation for loans and leases receivable commercial	9.10%	9.20%

Loans and Allowance for Credit Losses (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	$ 7,952	$ 4,948
Unpaid Principal Balance	10,821	7,808
Valuation Allowance	1,005	761
Commitments to Lend Additional Funds	144	97
Average recorded investment	6,767	5,159
Interest income recognized	186	99
Commercial Loan [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	657	596
Unpaid Principal Balance	1,437	1,631
Valuation Allowance	62	59
Commitments to Lend Additional Funds	68	80
Average recorded investment	534	693
Interest income recognized	12	8
Commercial Real Estate Loans [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	1,436	1,308
Unpaid Principal Balance	2,503	2,659
Valuation Allowance	124	118
Commitments to Lend Additional Funds	25	17
Average recorded investment	1,537	1,601
Interest income recognized	18	2
Residential Mortgage [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	2,652	2,440
Unpaid Principal Balance	3,193	2,877
Valuation Allowance	482	334
Commitments to Lend Additional Funds	2	0
Average recorded investment	2,557	2,297
Interest income recognized	100	72
Credit Card [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	584	452
Unpaid Principal Balance	584	452
Valuation Allowance	219	218
Commitments to Lend Additional Funds	0	0
Average recorded investment	485	418
Interest income recognized	15	11
Other Retail [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	188	152
Unpaid Principal Balance	197	189
Valuation Allowance	57	32
Commitments to Lend Additional Funds	0	0
Average recorded investment	164	150
Interest income recognized	5	6
Total impaired loans, excluding GNMA and covered loans [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	5,517
Unpaid Principal Balance	7,914
Valuation Allowance	944
Commitments to Lend Additional Funds	95
Average recorded investment	5,277
Interest income recognized	150
Loans purchased from GNMA [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	1,265
Unpaid Principal Balance	1,265
Valuation Allowance	18
Commitments to Lend Additional Funds	0
Average recorded investment	710
Interest income recognized	25
Covered Financing Receivable [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	1,170
Unpaid Principal Balance	1,642
Valuation Allowance	43
Commitments to Lend Additional Funds	49
Average recorded investment	780
Interest income recognized	$ 11

Loans and Allowance for Credit Losses (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	$ 35,851	$ 34,695
Percentage of allocation for loans receivable commercial real estate	100.00%	100.00%
CALIFORNIA
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	7,634	7,515
Percentage of allocation for loans receivable commercial real estate	21.30%	21.60%
COLORADO
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,569	1,524
Percentage of allocation for loans receivable commercial real estate	4.40%	4.40%
ILLINOIS
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,411	1,248
Percentage of allocation for loans receivable commercial real estate	3.90%	3.60%
MINNESOTA
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,891	1,805
Percentage of allocation for loans receivable commercial real estate	5.30%	5.20%
MISSOURI
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,599	1,558
Percentage of allocation for loans receivable commercial real estate	4.40%	4.50%
OHIO
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,436	1,402
Percentage of allocation for loans receivable commercial real estate	4.00%	4.00%
OREGON
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,961	1,809
Percentage of allocation for loans receivable commercial real estate	5.50%	5.20%
WASHINGTON
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	3,540	3,488
Percentage of allocation for loans receivable commercial real estate	9.90%	10.10%
WISCONSIN
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,892	1,724
Percentage of allocation for loans receivable commercial real estate	5.30%	5.00%
Iowa, Kansas, Nebraska, North Dakota and South Dakota
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	2,295	2,205
Percentage of allocation for loans receivable commercial real estate	6.40%	6.40%
Arkansas, Indiana, Kentucky and Tennessee
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,736	1,634
Percentage of allocation for loans receivable commercial real estate	4.80%	4.70%
Idaho, Montana and Wyoming
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,183	1,185
Percentage of allocation for loans receivable commercial real estate	3.30%	3.40%
Arizona, Nevada, New Mexico and Utah
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	3,189	2,938
Percentage of allocation for loans receivable commercial real estate	8.90%	8.50%
Total Banking Region [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	31,336	30,035
Percentage of allocation for loans receivable commercial real estate	87.40%	86.60%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	2,470	2,711
Percentage of allocation for loans receivable commercial real estate	6.90%	7.80%
All Other States [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	2,045	1,949
Percentage of allocation for loans receivable commercial real estate	5.70%	5.60%
Outside the Company's banking region
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	4,515	4,660
Percentage of allocation for loans receivable commercial real estate	12.60%	13.40%
Business owner occupied [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	11,756	11,416
Percentage of allocation for loans receivable commercial real estate	32.80%	32.90%
Industrial Commercial property [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	1,561	1,530
Percentage of allocation for loans receivable commercial real estate	4.40%	4.40%
Office Commercial property [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	4,590	3,783
Percentage of allocation for loans receivable commercial real estate	12.80%	10.90%
Retail Commercial property [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	4,402	4,288
Percentage of allocation for loans receivable commercial real estate	12.30%	12.40%
Other Commercial property [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	3,632	3,551
Percentage of allocation for loans receivable commercial real estate	10.10%	10.20%
Homebuilders Condominiums [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	283	463
Percentage of allocation for loans receivable commercial real estate	0.80%	1.30%
Homebuilders Other residential [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	988	1,144
Percentage of allocation for loans receivable commercial real estate	2.80%	3.30%
Multi-family [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	6,293	6,130
Percentage of allocation for loans receivable commercial real estate	17.50%	17.70%
Hotel/motel [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	2,041	2,134
Percentage of allocation for loans receivable commercial real estate	5.70%	6.20%
Health care facilities [Member]
Commercial Real Estate By Property Type And Geography Excluding Covered Loans
Commercial real estate	$ 305	$ 256
Percentage of allocation for loans receivable commercial real estate	0.80%	0.70%

Loans and Allowance for Credit Losses (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Loans
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	10,795
Amount Defaulted	$ 421
Commercial Loan [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	665
Amount Defaulted	26
Commercial Real Estate Loans [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	64
Amount Defaulted	67
Residential Mortgage [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	623
Amount Defaulted	127
Credit Card [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	8,046
Amount Defaulted	43
Other Retail [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	529
Amount Defaulted	8
Total impaired loans, excluding GNMA and covered loans [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	9,927
Amount Defaulted	271
Loans purchased from GNMA [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	857
Amount Defaulted	124
Covered Financing Receivable [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	11
Amount Defaulted	$ 26

Loans and Allowance for Credit Losses (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying amount of the covered assets
Purchased impaired loans	$ 5,854	$ 6,143
Purchased non-impaired loans	6,407	8,762
Other assets	2,800	3,590
Total	15,061	18,495
Commercial loans [Member]
Carrying amount of the covered assets
Purchased impaired loans	68	70
Purchased non-impaired loans	137	260
Other assets	0	0
Total	205	330
Commercial real estate loans [Member]
Carrying amount of the covered assets
Purchased impaired loans	1,956	2,254
Purchased non-impaired loans	4,037	5,952
Other assets	0	0
Total	5,993	8,206
Residential mortgage loans [Member]
Carrying amount of the covered assets
Purchased impaired loans	3,830	3,819
Purchased non-impaired loans	1,360	1,620
Other assets	0	0
Total	5,190	5,439
Credit card portfolio segment [Member]
Carrying amount of the covered assets
Purchased impaired loans	0	0
Purchased non-impaired loans	6	5
Other assets	0	0
Total	6	5
Other retail portfolio segment [Member]
Carrying amount of the covered assets
Purchased impaired loans	0	0
Purchased non-impaired loans	867	925
Other assets	0	0
Total	867	925
Losses reimbursable by FDIC [Member]
Carrying amount of the covered assets
Purchased impaired loans	0	0
Purchased non-impaired loans	0	0
Other assets	2,526	3,137
Total	2,526	3,137
Covered portfolio segment [Member]
Carrying amount of the covered assets
Purchased impaired loans	5,854	6,143
Purchased non-impaired loans	6,407	8,762
Other assets	2,526	3,137
Total	14,787	18,042
Foreclosed real estate [Member]
Carrying amount of the covered assets
Purchased impaired loans	0	0
Purchased non-impaired loans	0	0
Other assets	274	453
Total	$ 274	$ 453

Loans and Allowance for Credit Losses (Details 9) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 209,835	$ 197,061
Total outstanding commitments	423,565	386,530
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	56,648	48,398
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	35,851	34,695
Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	37,082	30,732
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	17,360	16,803
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	48,107	48,391
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	195,048	179,019
Covered Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,787	18,042
Pass Internal Credit Rating [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	199,091	183,346
Total outstanding commitments	410,457	370,031
Pass Internal Credit Rating [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	54,003	44,595
Pass Internal Credit Rating [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	30,733	28,155
Pass Internal Credit Rating [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	35,814	29,355
Pass Internal Credit Rating [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	16,910	16,262
Pass Internal Credit Rating [Member] | Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	47,665	47,906
Pass Internal Credit Rating [Member] | Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	185,125	166,273
Pass Internal Credit Rating [Member] | Covered Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	13,966	17,073
Special Mention Criticized Internal Credit Rating [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,070	3,467
Total outstanding commitments	3,418	4,923
Special Mention Criticized Internal Credit Rating [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,047	1,545
Special Mention Criticized Internal Credit Rating [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	793	1,540
Special Mention Criticized Internal Credit Rating [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	19	29
Special Mention Criticized Internal Credit Rating [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Special Mention Criticized Internal Credit Rating [Member] | Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	24	70
Special Mention Criticized Internal Credit Rating [Member] | Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,883	3,184
Special Mention Criticized Internal Credit Rating [Member] | Covered Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	187	283
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	8,674	10,248
Total outstanding commitments	9,690	11,576
Classified Criticized [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,598	2,258
Classified Criticized [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,325	5,000
Classified Criticized [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,249	1,348
Classified Criticized [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	450	541
Classified Criticized [Member] | Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	418	415
Classified Criticized [Member] | Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	8,040	9,562
Classified Criticized [Member] | Covered Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	634	686
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	10,744	13,715
Total outstanding commitments	13,108	16,499
Total Criticized [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,645	3,803
Total Criticized [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,118	6,540
Total Criticized [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,268	1,377
Total Criticized [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	450	541
Total Criticized [Member] | Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	442	485
Total Criticized [Member] | Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	9,923	12,746
Total Criticized [Member] | Covered Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 821	$ 969

Loans and Allowance for Credit Losses (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Loans
Troubled Debt Restructurings
Number of Loans	79,233
Pre-Modification Outstanding Recorded Investment	$ 4,518
Post-Modification Outstanding Recorded Investment	4,515
Commercial Loan [Member]
Troubled Debt Restructurings
Number of Loans	5,285
Pre-Modification Outstanding Recorded Investment	456
Post-Modification Outstanding Recorded Investment	427
Commercial Real Estate Loans [Member]
Troubled Debt Restructurings
Number of Loans	506
Pre-Modification Outstanding Recorded Investment	1,078
Post-Modification Outstanding Recorded Investment	1,060
Residential Mortgage [Member]
Troubled Debt Restructurings
Number of Loans	3,611
Pre-Modification Outstanding Recorded Investment	708
Post-Modification Outstanding Recorded Investment	704
Credit Card [Member]
Troubled Debt Restructurings
Number of Loans	55,951
Pre-Modification Outstanding Recorded Investment	322
Post-Modification Outstanding Recorded Investment	321
Other Retail [Member]
Troubled Debt Restructurings
Number of Loans	4,028
Pre-Modification Outstanding Recorded Investment	73
Post-Modification Outstanding Recorded Investment	72
Total impaired loans, excluding GNMA and covered loans [Member]
Troubled Debt Restructurings
Number of Loans	69,381
Pre-Modification Outstanding Recorded Investment	2,637
Post-Modification Outstanding Recorded Investment	2,584
Loans purchased from GNMA [Member]
Troubled Debt Restructurings
Number of Loans	9,569
Pre-Modification Outstanding Recorded Investment	1,277
Post-Modification Outstanding Recorded Investment	1,356
Covered Financing Receivable [Member]
Troubled Debt Restructurings
Number of Loans	283
Pre-Modification Outstanding Recorded Investment	604
Post-Modification Outstanding Recorded Investment	$ 575

Loans and Allowance for Credit Losses (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Commercial
Commercial	$ 50,734	$ 42,272
Lease financing	5,914	6,126
Total commercial	56,648	48,398
Commercial Real Estate
Construction and development	6,187	7,441
Total commercial real estate	35,851	34,695
Commercial mortgages	29,664	27,254
Residential Mortgages	28,669	24,315
Retail
Credit card	17,360	16,803
Retail leasing	5,118	4,569
Other	48,107	48,391
Total loans, excluding covered loans	195,048	179,019
Covered loans	14,787	18,042
Total loans	209,835	197,061
Other assets	28,788	25,545
Total nonperforming assets	3,774	5,048
Total nonperforming assets, excluding covered assets	2,574	3,351	3,904	1,981	690
Nonperforming Assets [Member]
Commercial
Commercial	280	519	866	290	128
Lease financing	32	78	125	102	53
Total commercial	312	597	991	392	181
Commercial Real Estate
Construction and development	545	748	1,192	780	209
Total commercial real estate	899	1,293	1,773	1,074	293
Commercial mortgages	354	545	581	294	84
Residential Mortgages	650	636	467	210	54
Retail
Credit card	224	228	142	67	14
Retail leasing	0	0	0	0	0
Other	67	65	62	25	15
Total other retail	67	65	62	25	15
Total loans, excluding covered loans	2,152	2,819	3,435	1,768	557
Covered loans	926	1,244	1,350	369	0
Total loans	3,078	4,063	4,785	2,137	557
Other Real Estate	404	511	437	190	111
Covered Other Real Estate	274	453	653	274	0
Other assets	18	21	32	23	22
Total nonperforming assets	3,774	5,048	5,907	2,624	690
Nonperforming assets including covered assets [Member] | Nonperforming Assets [Member]
Including/Excluding Covered Assets
Accruing loans 90 days or more past due	1,753	2,184	2,309	1,554	584
Nonperforming loans to total loans	1.47%	2.06%	2.46%	1.16%	0.36%
Nonperforming assets to total loans plus other real estate	1.79%	2.55%	3.02%	1.42%	0.45%
Nonperforming assets excluding covered assets [Member] | Nonperforming Assets [Member]
Including/Excluding Covered Assets
Accruing loans 90 days or more past due	$ 843	$ 1,094	$ 1,525	$ 967	$ 584
Nonperforming loans to total loans	1.10%	1.57%	1.99%	1.02%	0.36%
Nonperforming assets to total loans plus other real estate	1.32%	1.87%	2.25%	1.14%	0.45%

Loans and Allowance for Credit Losses (Details 12) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Changes in nonperforming assets
Nonperforming Assets, Balance December 31, 2010	$ 5,048
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	2,890
Advances on Loans	73
Total additions	2,963
Reductions in nonperforming assets
Pay downs, payoffs	(1,462)
Net sales	(918)
Return to Performing Status	(628)
Charge offs	(1,229)
Total reductions	(4,237)
Net additions to (reduction in) nonperforming assets	(1,274)
Nonperforming Assets, Balance December 31, 2011	3,774
Commercial and commercial real estate loans [Member]
Changes in nonperforming assets
Nonperforming Assets, Balance December 31, 2010	2,204
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	1,514
Advances on Loans	68
Total additions	1,582
Reductions in nonperforming assets
Pay downs, payoffs	(677)
Net sales	(463)
Return to Performing Status	(246)
Charge offs	(925)
Total reductions	(2,311)
Net additions to (reduction in) nonperforming assets	(729)
Nonperforming Assets, Balance December 31, 2011	1,475
Credit card other retail and residential mortgages [Member]
Changes in nonperforming assets
Nonperforming Assets, Balance December 31, 2010	1,147
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	750
Advances on Loans	0
Total additions	750
Reductions in nonperforming assets
Pay downs, payoffs	(332)
Net sales	(70)
Return to Performing Status	(91)
Charge offs	(305)
Total reductions	(798)
Net additions to (reduction in) nonperforming assets	(48)
Nonperforming Assets, Balance December 31, 2011	1,099
Covered assets [Member]
Changes in nonperforming assets
Nonperforming Assets, Balance December 31, 2010	1,697
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	626
Advances on Loans	5
Total additions	631
Reductions in nonperforming assets
Pay downs, payoffs	(453)
Net sales	(385)
Return to Performing Status	(291)
Charge offs	1
Total reductions	(1,128)
Net additions to (reduction in) nonperforming assets	(497)
Nonperforming Assets, Balance December 31, 2011	$ 1,200

Loans and Allowance for Credit Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 28, 2011	Dec. 31, 2008	Dec. 31, 2007
Loans and Allowance for Credit Losses (Textual) [Abstract]
Loans pledged at the Federal Home Loan Bank ("FHLB")	$ 67,000,000,000	$ 62,800,000,000
Loans pledged at the Federal Reserve Bank	47,200,000,000	44,600,000,000
Unearned interest and deferred fees and costs on loans	1,100,000,000	1,300,000,000
Purchased impaired loans nonperforming assets	200,000,000	500,000,000
Fair value of impaired loans				238,000,000
Receivables of impaired loans acquired in FCB transactions, including covered and uncovered portion				502,000,000
Cash Receivables of impaired loans to be collected with interest				338,000,000
Fair value of non-impaired loans				828,000,000
Receivables of non-impaired loans acquired in FCB transactions				1,200,000,000
Cash Receivables of non-impaired loans not expected to be collected				184,000,000
Period of accruing loans related nonperforming assets and related ratios	90 days
Extension included in Commercial Real Estate Modifications	upto 12 Months
Net gains on the sale of loan	546,000,000	574,000,000	710,000,000
Minimum amount of loans for which allowance recorded for impaired purposes.	5,000,000
Loans in trial period arrangements	0
Accrued interest and outstanding advances capitalized into the modified loan balance	0
Outstanding advances to joint venture	716,000,000	825,000,000
Interest income recognized on impaired loans	358,000,000
Interest income that would have been recognized on impaired loans at original contractual loan terms	523,000,000
GNMA loans that are 90 days past due and continue to accrue interest	2,600,000,000	2,600,000,000	2,200,000,000		1,100,000,000	600,000,000
Foreclosed GNMA loans that continue to accrue interest and excluded from nonperforming assets	692,000,000	575,000,000	359,000,000		209,000,000	102,000,000
Residential Mortgage [Member]
Additional loans and allowance for credit losses (Textual) [Abstract]
Number of loans in trial period	451
Outstanding balance of loans in trial period	75,000,000
Estimated post-modification balance of loans in trial period	88,000,000
Other Retail [Member]
Additional loans and allowance for credit losses (Textual) [Abstract]
Number of loans in trial period	53
Outstanding balance of loans in trial period	3,000,000
Estimated post-modification balance of loans in trial period	5,000,000
Loans purchased from GNMA [Member]
Additional loans and allowance for credit losses (Textual) [Abstract]
Number of loans in trial period	1,591
Outstanding balance of loans in trial period	207,000,000
Estimated post-modification balance of loans in trial period	232,000,000
Government National Mortgage Association [Member]
Additional loans and allowance for credit losses (Textual) [Abstract]
Loans 30-89 days past due purchased from Government National Mortgage Association mortgage pools whose payments are insured by the Federal Housing Administration and classified as current	545,000,000	439,000,000
Loans 90 days or more past due purchased from Government National Mortgage Association mortgage pools whose payments are insured by the Federal Housing Administration and classified as current	2,600,000,000	2,600,000,000
Government National Mortgage Association [Member] | Trouble Debt Restructure [Member]
Additional loans and allowance for credit losses (Textual) [Abstract]
GNMA loans 90 days or more past due classified with a pass rating	2,600,000,000	2,600,000,000
Restructured GNMA loans that are classified with a pass rating	$ 2,000,000,000	$ 1,100,000,000

Leases (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of the net investment in sales-type and direct financing leases
Aggregate future minimum lease payments to be received	$ 10,882	$ 10,437
Unguaranteed residual values accruing to the lessor's benefit	1,079	1,191
Unearned income	(1,332)	(1,402)
Initial direct costs	181	189
Total net investment in sales-type and direct financing leases (a)	$ 10,810	$ 10,415

Leases (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Minimum future lease payments to be received from sales-type and direct financing leases
2012	$ 2,586
2013	2,581
2014	3,751
2015	1,288
2016	378
Thereafter	$ 298

Leases (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Leases (Textual) [Abstract]
Accumulated allowance for uncollectible minimum lease payments	$ 91	$ 118

Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Textual) [Abstract]
Realized federal and state income tax credits on investments	$ 756,000,000	$ 713,000,000	$ 685,000,000
Amortization expense recorded in tax expense on tax-advantaged investments	278,000,000	228,000,000	265,000,000
Amortization expense recognized in other noninterest expense on tax-advantaged investments	528,000,000	546,000,000	436,000,000
Short-term borrowings related to tender option bond program	5,300,000,000	5,700,000,000
Available-for-sale securities related to the tender option bond program	5,400,000,000	5,300,000,000
Minimum amount of investment in an unconsolidated VIE	1,000,000	1,000,000
Maximum amount of investment in an unconsolidated VIE	37,000,000	41,000,000
Aggregate amount of investments in unconsolidated VIEs	1,800,000,000	2,000,000,000
Company's maximum exposure to unconsolidated VIEs, including any tax implications	4,800,000,000	5,000,000,000
Company's maximum exposure to loss related to community development tax-advantaged investments	1,800,000,000	1,900,000,000
Company's maximum exposure previously recorded tax credits	3,000,000,000	3,000,000,000
Assets related to community development and tax-advantaged investment entities VIEs	5,600,000,000	3,800,000,000
Liabilities related to community development and tax-advantaged investment entities VIEs	4,000,000,000	2,600,000,000
Held-to-maturity Securities [Member]
Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Textual) [Abstract]
Held-to-maturity investment securities related to the conduit, in balance sheet	$ 202,000,000	$ 400,000,000

Premises and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment, Net [Abstract]
Land	$ 525	$ 516
Buildings and improvements	3,144	3,073
Furniture, fixtures and equipment	2,449	2,791
Capitalized building and equipment leases	95	88
Construction in progress	44	50
Premises and equipment, gross	6,257	6,518
Less accumulated depreciation and amortization	(3,600)	(4,031)
Total	$ 2,657	$ 2,487

Mortgage Servicing Rights (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in fair value of capitalized MSRs
Balance at beginning of period	$ 1,837	$ 1,749	$ 1,194
Rights purchased	35	65	101
Rights Capitalized	619	639	848
Changes in fair value of MSRs
Due to change in valuation assumptions	(586)	(249)	(15)
Other changes in fair value	(386)	(367)	(379)
Balance at end of period	1,519	1,837	1,749
Up Scenario [Member]
Sensitivity to the changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments
Net fair value 50 basis points	6	1
Net fair value 25 basis points	0	5
Down Scenario [Member]
Sensitivity to the changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments
Net fair value 50 basis points	21	6
Net fair value 25 basis points	$ 6	$ (5)

Mortgage Servicing Rights (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011 Multiple Basis_Points Age Y	Dec. 31, 2010 Age Multiple Y Basis_Points	Dec. 31, 2009	Dec. 31, 2008
MSRs and related characteristics by portfolio
Servicing portfolio	$ 191,082,000,000	$ 173,919,000,000
Fair market value	1,519,000,000	1,837,000,000	1,749,000,000	1,194,000,000
Value (bps)	79	106
Weighted-average servicing fees (bps)	31	32
Multiple (value/servicing fees)	2.55	3.31
Weighted-average note rate	5.03%	5.32%
Age (in years)	2.8	2.7
Expected prepayment (constant prepayment rate)	21.30%	16.10%
Expected life (in years)	4	5.4
Discount rate	10.40%	10.60%
Mortgage Servicing Rights (Textual) [Abstract]
Company serviced residential mortgage loan for others	191,100,000,000	173,900,000,000
Gain/Loss on the fair value of mortgage servicing rights and fair value changes of derivatives used to offset MSR	183,000,000	139,000,000	147,000,000
Loan servicing fees	651,000,000	600,000,000	512,000,000
MRBP [Member]
MSRs and related characteristics by portfolio
Servicing portfolio	13,357,000,000	12,646,000,000
Fair market value	155,000,000	166,000,000
Value (bps)	116	131
Weighted-average servicing fees (bps)	40	40
Multiple (value/servicing fees)	2.9	3.28
Weighted-average note rate	5.50%	5.75%
Age (in years)	4.2	4.1
Expected prepayment (constant prepayment rate)	12.90%	12.30%
Expected life (in years)	6.4	6.7
Discount rate	12.10%	11.90%
Government [Member]
MSRs and related characteristics by portfolio
Servicing portfolio	32,567,000,000	28,880,000,000
Fair market value	290,000,000	342,000,000
Value (bps)	89	118
Weighted-average servicing fees (bps)	36	38
Multiple (value/servicing fees)	2.47	3.11
Weighted-average note rate	5.08%	5.35%
Age (in years)	2.5	2.2
Expected prepayment (constant prepayment rate)	21.10%	17.20%
Expected life (in years)	4	5.1
Discount rate	11.30%	11.40%
Conventional Loan [Member]
MSRs and related characteristics by portfolio
Servicing portfolio	145,158,000,000	132,393,000,000
Fair market value	$ 1,074,000,000	$ 1,329,000,000
Value (bps)	74	100
Weighted-average servicing fees (bps)	29	30
Multiple (value/servicing fees)	2.55	3.33
Weighted-average note rate	4.97%	5.27%
Age (in years)	2.8	2.7
Expected prepayment (constant prepayment rate)	22.10%	16.20%
Expected life (in years)	3.8	5.3
Discount rate	10.00%	10.30%

Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Merchant processing contracts [Member] Y	Dec. 31, 2010 Merchant processing contracts [Member]	Dec. 31, 2011 Core deposits [Member] Y	Dec. 31, 2010 Core deposits [Member]	Dec. 31, 2011 Trust relationships [Member] Y	Dec. 31, 2010 Trust relationships [Member]	Dec. 31, 2011 Other identified intangibles [Member] Y	Dec. 31, 2010 Other identified intangibles [Member]
Less Intangible assets
Estimated Life, Straight line method					10		18		10		9
Estimated Life, Accelerated method					8		5		6		5
Amortization Method					SL/AC		SL/AC		SL/AC		SL/AC
Goodwill	$ 8,927	$ 8,954	$ 9,011
Finite-Lived Intangible Assets					348	421	232	283	166	200	471	472
Mortgage servicing rights	1,519	1,837	1,749	1,194
Balance	$ 11,663	$ 12,167

Intangible Assets (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Aggregate amortization expense
Amortization of intangibles	$ 299	$ 367	$ 387
Merchant processing contracts [Member]
Aggregate amortization expense
Amortization of intangibles	90	102	117
Core deposits [Member]
Aggregate amortization expense
Amortization of intangibles	81	102	103
Trust relationships [Member]
Aggregate amortization expense
Amortization of intangibles	35	49	62
Other identified intangibles [Member]
Aggregate amortization expense
Amortization of intangibles	$ 93	$ 114	$ 105

Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Estimated amortization expense
2012	$ 275
2013	221
2014	168
2015	132
2016	$ 102

Intangible Assets (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 8,954	$ 9,011
Goodwill acquired		14
Disposal		(57)
Other	(27)	(14)
Goodwill, Ending Balance	8,927	8,954
Wholesale Banking and Commercial Real Estate [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,605	1,605
Goodwill acquired		0
Disposal		0
Other	0	0
Goodwill, Ending Balance	1,605	1,605
Consumer and Small Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,535	3,526
Goodwill acquired		9
Disposal		0
Other	(21)	0
Goodwill, Ending Balance	3,514	3,535
Wealth Management and Securities Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,463	1,515
Goodwill acquired		5
Disposal		(57)
Other	0	0
Goodwill, Ending Balance	1,463	1,463
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,351	2,365
Goodwill acquired		0
Disposal		0
Other	(6)	(14)
Goodwill, Ending Balance	2,345	2,351
Treasury and Corporate Support [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	0	0
Goodwill acquired		0
Disposal		0
Other	0	0
Goodwill, Ending Balance	$ 0	$ 0

Short-term Borrowings (a) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of short-term borrowings
Short-term borrowings	$ 30,468	$ 32,557	$ 31,312
Short-term borrowings, interest rate, at year end	0.89%	0.99%	0.98%
Short-term borrowings, average for the year	30,703	33,719	29,149
Short-term borrowings, interest rate, average for the year	1.75%	1.65%	1.89%
Federal Funds Purchased [Member]
Summary of short-term borrowings
Short-term borrowings	1,036	776	1,329
Short-term borrowings, interest rate, at year end	0.11%	0.17%	0.11%
Short-term borrowings, average for the year	968	2,180	2,457
Short-term borrowings, interest rate, average for the year	22.61%	10.09%	8.22%
Short-term borrowings maximum month end balance	1,172	6,034	6,352
Securities Sold under Agreements to Repurchase [Member]
Summary of short-term borrowings
Short-term borrowings	6,986	9,261	8,866
Short-term borrowings, interest rate, at year end	3.35%	2.70%	2.82%
Short-term borrowings, average for the year	7,483	9,211	8,915
Short-term borrowings, interest rate, average for the year	3.22%	2.75%	2.84%
Short-term borrowings maximum month end balance	9,071	9,261	9,154
Commercial Paper [Member]
Summary of short-term borrowings
Short-term borrowings	15,973	15,885	14,608
Short-term borrowings, interest rate, at year end	0.12%	0.20%	0.17%
Short-term borrowings, average for the year	15,204	15,349	10,924
Short-term borrowings, interest rate, average for the year	0.15%	0.20%	0.32%
Short-term borrowings maximum month end balance	16,768	15,981	14,608
Other Short Term Borrowings [Member]
Summary of short-term borrowings
Short-term borrowings	6,473	6,635	6,509
Short-term borrowings, interest rate, at year end	0.26%	0.59%	0.48%
Short-term borrowings, average for the year	7,048	6,979	6,853
Short-term borrowings, interest rate, average for the year	0.77%	0.75%	0.89%
Short-term borrowings maximum month end balance	$ 7,514	$ 8,700	$ 9,550

Short-Term Borrowings (a) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-Term Borrowings (a) (Textual) [Abstract]
Compensation expense included in federal funds purchased and short term borrowings rates	$ 218	$ 216	$ 199
Tax rate on interest	35.00%

Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of long-term debt
Long-term debt	$ 31,953	$ 31,537
Parent Company [Member]
Summary of long-term debt
Long-term debt	14,593	13,037
Parent Company [Member] | Subordinated Debt [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	7.50%
Debt Instrument Maturity Year	2026
Long-term debt	199	199
Parent Company [Member] | Convertible Subordinated Debt One [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%
Debt Instrument Maturity Year	2035
Long-term debt	10	10
Parent Company [Member] | Convertible Subordinated Debt Two [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%
Debt Instrument Maturity Year	2036
Long-term debt	10	64
Parent Company [Member] | Convertible Subordinated Debt Three [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%
Debt Instrument Maturity Year	2037
Long-term debt	21	21
Parent Company [Member] | Medium-term Notes [Member]
Summary of long-term debt
Long Term Debt Percentage Bearing Fixed Interest Rate Minimum Range	1.13%
Long Term Debt Percentage Bearing Fixed Interest Rate Maximum Range	4.20%
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2021
Long-term debt	10,530	8,280
Parent Company [Member] | Medium Notes One [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.69%
Debt Instrument Maturity Year	2012
Long-term debt	500	500
Parent Company [Member] | Junior Subordinated Debt [Member]
Summary of long-term debt
Long Term Debt Percentage Bearing Fixed Interest Rate Minimum Range	6.30%
Long Term Debt Percentage Bearing Fixed Interest Rate Maximum Range	6.63%
Debt Instrument, Maturity Date Range, Start	2039
Debt Instrument, Maturity Date Range, End	2067
Long-term debt	2,691	3,985
Parent Company [Member] | Subordinated Debt Three [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.44%
Debt Instrument Maturity Year	2016
Long-term debt	500	0
Parent Company [Member] | Capital Lease Obligations [Member]
Summary of long-term debt
Long-term debt	132	(22)
Subsidiaries [Member]
Summary of long-term debt
Long-term debt	17,360	18,500
Subsidiaries [Member] | Subordinated Debt Two [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	6.38%
Debt Instrument Maturity Year	2011
Long-term debt	0	1,500
Subsidiaries [Member] | Subordinated Debt Three [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	6.30%
Debt Instrument Maturity Year	2014
Long-term debt	963	963
Subsidiaries [Member] | Subordinated Debt Four [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.95%
Debt Instrument Maturity Year	2014
Long-term debt	1,000	1,000
Subsidiaries [Member] | Subordinated Debt Five [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.80%
Debt Instrument Maturity Year	2015
Long-term debt	500	500
Subsidiaries [Member] | Subordinated Debt Six [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.38%
Debt Instrument Maturity Year	2017
Long-term debt	1,169	1,348
Subsidiaries [Member] | Subordinated Debt Seven [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.78%
Debt Instrument Maturity Year	2020
Long-term debt	500	500
Subsidiaries [Member] | Subordinated Debt Eight [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.68%
Debt Instrument Maturity Year	2014
Long-term debt	414	550
Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Summary of long-term debt
Long Term Debt Percentage Bearing Fixed Interest Rate Minimum Range	0.50%
Long Term Debt Percentage Bearing Fixed Interest Rate Maximum Range	8.25%
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2026
Long-term debt	3,710	4,101
Subsidiaries [Member] | Federal Home Loan Bank Advances Two [Member]
Summary of long-term debt
Long Term Debt Percentage Bearing Variable Interest Rate Minimum Range	0.39%
Long Term Debt Percentage Bearing Variable Interest Rate Maximum Range	1.20%
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2017
Long-term debt	4,332	4,332
Subsidiaries [Member] | Notes Payable to Banks [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	5.92%
Debt Instrument Maturity Year	2012
Long-term debt	99	125
Subsidiaries [Member] | Notes Payable to Banks Two [Member]
Summary of long-term debt
Long Term Debt Percentage Bearing Variable Interest Rate Minimum Range	0.19%
Long Term Debt Percentage Bearing Variable Interest Rate Maximum Range	0.64%
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2048
Long-term debt	1,146	1,157
Subsidiaries [Member] | Capital Lease Obligations [Member]
Summary of long-term debt
Long-term debt	$ 3,527	$ 2,424

Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of Long-term Debt [Abstract]
2012	$ 7,046
2013	3,338
2014	4,158
2015	3,041
2016	4,016
Thereafter	10,354
Long-term debt	31,953	31,537
Parent Company [Member]
Maturities of Long-term Debt [Abstract]
2012	2,672
2013	2,848
2014	1,499
2015	1,747
2016	1,945
Thereafter	3,882
Long-term debt	$ 14,593	$ 13,037

Long-Term Debt (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Debentures Redeemed	$ 3,300,000,000	$ 8,394,000,000	$ 11,740,000,000
Long-term debt (Textual) [Abstract]
Specified Period after which Convertible Senior Debenture holders would not receive Interest payments	5 or 9 years prior to applicable maturity date
Convertible Senior Debentures Callable and Putable, Exercise price	100% of accreted principal amount plus accrued and unpaid interest
Junior Subordinated Debentures issued to unconsolidated Subsidiary Trust	176,000,000
Debentures putable by investors, Principal Amount	54,000,000
Convertible Senior Debentures, weighted average conversion price per share	$ 38.66
Debentures sold by unconsolidated trust	676,000,000
Remaining portion of debentures classified as subordinated notes	500,000,000
Medium-term Notes [Member]
Debt Instrument [Line Items]
Weighted-average Interest Rates	2.43%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Weighted-average Interest Rates	2.31%
Unused Borrowing Capacity under Federal Home Loan Bank and Federal Reserve Bank	56,400,000,000	48,100,000,000
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Weighted-average Interest Rates	1.01%
Fixed rate Junior Subordinated Debenture [Member]
Debt Instrument [Line Items]
Debentures Redeemed	$ 618,000,000	$ 575,000,000
Rate of Junior Subordinated Debenture		5.54%
Fixed rate interest payable for Junior subordinated debentures , minimum	5.75%
Fixed rate interest payable for Junior subordinated debentures , maximum	10.20%

Junior Subordinated Debentures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Trusts	Dec. 31, 2010 Fixed rate Junior Subordinated Debenture [Member]	Dec. 31, 2011 USB Capital XIII [Member]	Dec. 31, 2011 USB Capital XII [Member]	Dec. 31, 2011 USB Capital XI [Member]	Dec. 31, 2011 USB Capital X [Member]	Dec. 31, 2011 USB Capital IX [Member]	Dec. 31, 2011 USB Capital VIII [Member]
Summary of debentures included in long-term debt
Issuance Trust			USB Capital XIII	USB Capital XII	USB Capital XI	USB Capital X	USB Capital IX	USB Capital VIII
Issuance Date			12/1/2009	2/1/2007	8/1/2006	4/1/2006	3/1/2006	12/1/2005
Securities Amount	$ 3,350		$ 500	$ 535	$ 765	$ 500	$ 675	$ 375
Debentures Amount	2,691		501	536	766	501		387
Rate Type			Fixed	Fixed	Fixed	Fixed		Fixed
Rate			6.63%	6.30%	6.60%	6.50%		6.35%
Maturity Date			Dec 1, 2039	Feb 1, 2067	Sep 1, 2066	Apr 1, 2066		Dec 1, 2065
Earliest Redemption Date			Dec 15, 2014	Feb 15, 2012	Sep 15, 2011	Apr 12, 2011		Dec 29, 2010
Additional Junior Subordinated Debentures (Textual) [Abstract]
Debentures redeemed for the purpose of issuing redeemable Income Trust Securities		575
Percentage of Common Equity Holding in wholly owned and sponsored USB Capital IX							100.00%
Value of Preferred Stock held by the company							676
Junior Subordinated Debentures (Textual) [Abstract]
Percentage of Common Equity Holding in wholly owned and sponsored unconsolidated trusts	100.00%
Number of unconsolidated trusts formed for issuing Company-obligated mandatorily redeemable preferred securities	5
Debentures held by trusts	2,691		501	536	766	501		387
Sale of Debentures	$ 676

Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Number of shares issued and outstanding and carrying amount of preferred stock
Shares Issued and Outstanding	72,510	65,746
Liquidation Preference	$ 2,751	$ 2,075
Discount	145	145
Carrying Amount	2,606	1,930
Series A [Member]
Number of shares issued and outstanding and carrying amount of preferred stock
Shares Issued and Outstanding	12,510	5,746
Liquidation Preference	1,251	575
Discount	145	145
Carrying Amount	1,106	430
Series B [Member]
Number of shares issued and outstanding and carrying amount of preferred stock
Shares Issued and Outstanding	40,000	40,000
Liquidation Preference	1,000	1,000
Discount	0	0
Carrying Amount	1,000	1,000
Series D [Member]
Number of shares issued and outstanding and carrying amount of preferred stock
Shares Issued and Outstanding	20,000	20,000
Liquidation Preference	500	500
Discount	0	0
Carrying Amount	$ 500	$ 500

Shareholders' Equity (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock repurchased
Common stock repurchased, shares	22	1
Purchase of treasury stock	$ (550)	$ (16)	$ (4)

Shareholders' Equity (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders' equity
Changes in unrealized gains and losses on securities available-for-sale	$ 920	$ 432	$ 2,131
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(25)	(66)	(402)
Unrealized gain (loss) on derivative hedges	(343)	(145)	516
Foreign currency translation	(16)	24	40
Realized loss on derivative hedges	0
Reclassification for realized (gains) losses	363	(28)	492
Unrealized gains (losses) on retirement plans	(464)	(197)	254
Total, before tax	435	20	3,031
Changes in unrealized gains and losses on securities available-for-sale	(351)	(163)	(810)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	10	25	153
Unrealized gain (loss) on derivative hedges	130	56	(196)
Foreign currency translation	6	(10)	(15)
Realized loss on derivative hedges	0
Reclassification for realized (gains) losses	(138)	11	(187)
Unrealized gains (losses) on retirement plans	177	76	(97)
Total, tax effect	(166)	(5)	(1,152)
Changes in unrealized gains and losses on securities available-for-sale	569	269	1,321
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(15)	(41)	(249)
Unrealized gain (loss) on derivative hedges	(213)	(89)	320
Foreign currency translation	(10)	14	25
Realized loss on derivative hedges	0
Reclassification for realized (gains) losses	225	(17)	305
Unrealized gains (losses) on retirement plans	(287)	(121)	157
Total , net of tax	269	15	1,879
Changes in unrealized gains and losses on securities available-for-sale	360	(213)	(393)
Unrealized gain (loss) on derivative hedges	(484)	(408)	(319)
Foreign currency translation	(49)	(39)	(53)
Realized loss on derivative hedges	(5)	(6)	(8)
Change in retirement obligation	(1,022)	(803)	(711)
Accumulated other comprehensive income (loss)	$ (1,200)	$ (1,469)	$ (1,484)

Shareholders' Equity (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Tier 1 Capital
Common shareholders' equity	$ 31,372	$ 27,589
Qualifying preferred stock	2,606	1,930
Qualifying trust preferred securities	2,675	3,949
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	687	692
Less Intangible assets
Goodwill (net of deferred tax liability)	(8,239)	(8,337)
Other disallowed intangible assets	(905)	(1,097)
Other (a)	977	1,221
Total Tier 1 Capital	29,173	25,947
Tier 2 Capital
Eligible portion of allowance for credit losses	3,412	3,125
Eligible subordinated debt	3,469	3,943
Other	13	18
Total Tier 2 Capital	6,894	7,086
Total Risk Based Capital	36,067	33,033
Risk-Weighted Assets	$ 271,333	$ 247,619

Shareholders' Equity (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Regulatory capital ratios
Total risk-based capital	$ 29,173	$ 25,947
Tier 1 capital Minimum	4.00%
Tier 1 capital Well Capitalized	6.00%
Total risk-based capital Minimum	8.00%
Total risk-based capital Well Capitalized	10.00%
Leverage Minimum	4.00%
Leverage Well Capitalized	5.00%
Total U.S. Bancorp [Member]
Regulatory capital ratios
Tier one capital	29,173	25,947
As a percent of risk-weighted assets	10.80%	10.50%
As a percent of adjusted quarterly average assets (leverage ratio)	9.10%	9.10%
Total risk-based capital	$ 36,067	$ 33,033
As a percent of risk-weighted assets	13.30%	13.30%
US Bank National Association [Member]
Regulatory capital ratios
Tier 1 capital	9.60%	9.00%
Total risk-based capital, percentage	12.50%	12.40%
Leverage	8.10%	7.70%
US Bank National Association ND [Member]
Regulatory capital ratios
Tier 1 capital	13.40%	14.10%
Total risk-based capital, percentage	16.40%	17.20%
Leverage	12.90%	13.70%

Shareholders' Equity (Details Textual) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Series A [Member]	Dec. 31, 2010 Series A [Member]	Dec. 31, 2006 Series A [Member]	Dec. 31, 2006 Series B [Member]	Dec. 31, 2008 Series D [Member]
Class of Stock [Line Items]
Company issued depositary Preferred Stock shares representing an ownership interest			6,764	5,746
Liquidation preference per share			$ 100,000	$ 100,000	$ 100,000	$ 25,000	$ 25,000
Preferred stock, dividend rate, period			Three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus
Preferred stock, dividend rate, variable percentage			1.02%	1.02%	1.15%	0.60%	0.60%
Preferred stock, dividend rate, fixed percentage			3.50%	3.50%	6.09%	3.50%	7.88%
Preferred stock, shares issued					5,000	40,000	20,000
Shareholders' Equity (Textual) [Abstract]
Number of common stock shares authorized	4,000,000,000	4,000,000,000
Number of preferred stock shares authorized	50,000,000	50,000,000
Number of common stock shares outstanding	1,900,000,000	1,900,000,000
Number of common stock shares for future issue	146,000,000
Par value of Preference shares issued and outstanding	$ 1	$ 1
Estimated Repurchase of Common Stock Shares	29,000,000

Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of earnings per share
Net income attributable to U.S. Bancorp	$ 4,872	$ 3,317	$ 2,205
Preferred stock dividends and discount accretion	(129)	(89)	(228)
Equity portion of gain on ITS exchange transaction, net of tax.	0	118	0
Accretion of preferred stock discount	0	0	(14)
Deemed dividend on preferred stock redemption	0	0	(154)
Earnings allocated to participating stock awards	(22)	(14)	(6)
Net income applicable to U.S. Bancorp common shareholders	$ 4,721	$ 3,332	$ 1,803
Average common shares outstanding	1,914,000,000	1,912,000,000	1,851,000,000
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9,000,000	9,000,000	8,000,000
Average diluted common shares outstanding	1,923,000,000	1,921,000,000	1,859,000,000
Earnings per common share	$ 2.47	$ 1.74	$ 0.97
Diluted earnings per common share	$ 2.46	$ 1.73	$ 0.97
Series A [Member]
Earnings Per Share Additional (Textual) [Abstract]
Company exchanged depositary shares representing an ownership interest		5,746
Percentage of outstanding income trust securities exchanged for company's preferred stock		46.00%
Stock Option [Member]
Earnings per Share (Textual) [Abstract]
Options outstanding of common shares	54,000,000	56,000,000	70,000,000

Employee Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of measurement period	$ 2,929,000,000	$ 2,496,000,000
Service cost	119,000,000	93,000,000	80,000,000
Interest cost	169,000,000	155,000,000	152,000,000
Plan participants' contributions	0
Actuarial loss (gain)	177,000,000	309,000,000
Benefit payments	(105,000,000)	(93,000,000)
Lump sum settlements	(28,000,000)	(31,000,000)
Federal subsidy on benefits paid	0
Benefit obligation at end of measurement period (a)	3,261,000,000	2,929,000,000	2,496,000,000
Fair value at beginning of measurement period	2,305,000,000	2,089,000,000
Fair value at end of measurement period	2,103,000,000	2,305,000,000	2,089,000,000
Actual return on plan assets	(90,000,000)	321,000,000
Employer contributions	21,000,000	19,000,000
Lump sum settlements, Plan Assets	(28,000,000)	(31,000,000)
Funded (Unfunded) Status	(1,158,000,000)	(624,000,000)
Noncurrent benefit asset	0	6,000,000
Current benefit liability	(21,000,000)	(24,000,000)
Noncurrent benefit liability	(1,137,000,000)	(606,000,000)
Recognized amount	(1,158,000,000)	(624,000,000)
Net actuarial gain (loss)	(1,746,000,000)	(1,398,000,000)
Net prior service credit (cost)	25,000,000	35,000,000
Net transition asset (obligation)	0	0
Recognized amount	(1,721,000,000)	(1,363,000,000)
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of measurement period	181,000,000	186,000,000
Service cost	4,000,000	7,000,000	6,000,000
Interest cost	9,000,000	11,000,000	11,000,000
Plan participants' contributions	13,000,000	11,000,000
Actuarial loss (gain)	(15,000,000)	(11,000,000)
Benefit payments	(25,000,000)	(25,000,000)
Federal subsidy on benefits paid	3,000,000	2,000,000
Benefit obligation at end of measurement period (a)	170,000,000	181,000,000	186,000,000
Fair value at beginning of measurement period	131,000,000	144,000,000
Fair value at end of measurement period	120,000,000	131,000,000	144,000,000
Actual return on plan assets	0
Employer contributions	1,000,000	1,000,000
Funded (Unfunded) Status	(50,000,000)	(50,000,000)
Noncurrent benefit asset	0	0
Current benefit liability	0	0
Noncurrent benefit liability	(50,000,000)	(50,000,000)
Recognized amount	(50,000,000)	(50,000,000)
Net actuarial gain (loss)	67,000,000	63,000,000
Net prior service credit (cost)	0	1,000,000
Net transition asset (obligation)	0	(1,000,000)
Recognized amount	$ 67,000,000	$ 63,000,000

Employee Benefits (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 3,261	$ 2,895
Fair value of plan assets	2,103	2,265
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	2,986	2,698
Fair value of plan assets	$ 2,066	$ 2,265

Employee Benefits (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Components of net periodic benefit cost
Service cost	$ 119	$ 93	$ 80
Interest cost	169	155	152
Expected return on plan assets	(207)	(215)	(215)
Prior service (credit) cost and transition (asset) obligation amortization	(9)	(12)	(6)
Actuarial (gain) loss amortization	125	64	49
Net periodic benefit cost	197	85	60
Net actuarial gain (loss) arising during the year	(474)	(203)	230
Net actuarial loss (gain) amortized during the year	125	64	49
Net prior service credit (cost) arising during the year	0		35
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(9)	(12)	(6)
Total recognized in other comprehensive income (loss)	(358)	(151)	308
Total recognized in net periodic benefit cost and other comprehensive income (loss) (a) (b)	(555)	(236)	248
Other Postretirement Benefit Plans, Defined Benefit [Member]
Components of net periodic benefit cost
Service cost	4	7	6
Interest cost	9	11	11
Expected return on plan assets	(5)	(5)	(5)
Prior service (credit) cost and transition (asset) obligation amortization	0
Actuarial (gain) loss amortization	(6)	(5)	(7)
Net periodic benefit cost	2	8	5
Net actuarial gain (loss) arising during the year	10	6	(11)
Net actuarial loss (gain) amortized during the year	(6)	(5)	(7)
Net prior service credit (cost) arising during the year	0
Net prior service cost (credit) and transition obligation (asset) amortized during the year	0
Total recognized in other comprehensive income (loss)	4	1	(18)
Total recognized in net periodic benefit cost and other comprehensive income (loss) (a) (b)	$ 2	$ (7)	$ (23)

Employee Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Effect on accumulated postretirement benefit obligation
One percent increase	$ 8	$ 10
One percent decrease	$ (8)	$ (9)
Prior to age 65 [Member]
Health care cost trend rate for the next year (c)
Health Care Cost Trend Rate Assumed for Next Fiscal Year	8.00%	8.00%
After age 65 [Member]
Health care cost trend rate for the next year (c)
Health Care Cost Trend Rate Assumed for Next Fiscal Year	12.00%	14.00%
Pension Plans [Member]
Weighted average assumptions to determine the projected benefit obligations
Discount rate (a)	5.10%	5.70%
Rate of compensation increase (b)	4.10%	4.00%
Postretirement Welfare Plan [Member]
Weighted average assumptions to determine the projected benefit obligations
Discount rate (a)	4.30%	4.90%
Rate of compensation increase (b)	0.00%

Employee Benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effect on total of service cost and interest cost
One percent increase	0		1
One percent decrease	0		(1)
Prior to age 65 [Member]
Health care cost trend rate (d)
Health Care Cost Trend Rate	8.00%	8.00%	7.00%
After age 65 [Member]
Health care cost trend rate (d)
Health Care Cost Trend Rate	14.00%	14.00%	21.00%
Pension Plans [Member]
Weighted average assumptions used to determine net periodic benefit cost.
Discount rate (a)	5.70%	6.20%	6.40%
Expected return on plan assets (b)	8.30%	8.50%	8.50%
Rate of compensation increase (c)	4.00%	3.00%	3.00%
Postretirement Welfare Plan [Member]
Weighted average assumptions used to determine net periodic benefit cost.
Discount rate (a)	4.90%	5.60%	6.30%
Expected return on plan assets (b)	3.50%	3.50%	3.50%
Rate of compensation increase (c)	0.00%

Employee Benefits (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic mid-small cap equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	$ 0	$ 0
Collective investment fund domestic mid small cap equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Collective investment fund Emerging markets equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Long term debt securities Mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Emerging markets equity Mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Other plan assets [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	6	6	6
Pension Plans [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	2,103	2,305	2,089
Pension Plans [Member] | Level 1 [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	823	2,307
Pension Plans [Member] | Level 1 [Member] | Long-term debt securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	63	0
Pension Plans [Member] | Level 1 [Member] | Domestic equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	232	1,174
Pension Plans [Member] | Level 1 [Member] | Domestic mid-small cap equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	159	515
Pension Plans [Member] | Level 1 [Member] | International equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	250	537
Pension Plans [Member] | Level 1 [Member] | Collective investment fund domestic equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 1 [Member] | Collective investment funds international equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 1 [Member] | Real estate equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	103	51
Pension Plans [Member] | Level 1 [Member] | Money market mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	16	30
Pension Plans [Member] | Level 1 [Member] | Other plan assets [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 2 [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	1,287	224
Pension Plans [Member] | Level 2 [Member] | Long-term debt securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	36	0
Pension Plans [Member] | Level 2 [Member] | Domestic equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 2 [Member] | International equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 2 [Member] | Collective investment fund domestic equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	509	0
Pension Plans [Member] | Level 2 [Member] | Collective investment fund domestic mid small cap equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	53
Pension Plans [Member] | Level 2 [Member] | Collective investment fund Emerging markets equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	51
Pension Plans [Member] | Level 2 [Member] | Collective investment funds international equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	455	0
Pension Plans [Member] | Level 2 [Member] | Real estate equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 2 [Member] | Money market mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	6	224
Pension Plans [Member] | Level 2 [Member] | Long term debt securities Mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	127
Pension Plans [Member] | Level 2 [Member] | Emerging markets equity Mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	50
Pension Plans [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 2 [Member] | Other plan assets [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	13	14
Pension Plans [Member] | Level 3 [Member] | Long-term debt securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	7	8
Pension Plans [Member] | Level 3 [Member] | Domestic equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | International equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | Collective investment fund domestic equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | Collective investment funds international equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | Real estate equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | Money market mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | Cash and cash equivalents [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Pension Plans [Member] | Level 3 [Member] | Other plan assets [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	6	6
Postretirement Welfare Plan [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	120	131	144
Postretirement Welfare Plan [Member] | Level 1 [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	120	131
Postretirement Welfare Plan [Member] | Level 1 [Member] | Long-term debt securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Domestic equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | International equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Collective investment fund domestic equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Collective investment funds international equity [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Real estate equity securities [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Money market mutual fund [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	0	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	120	131
Postretirement Welfare Plan [Member] | Level 1 [Member] | Other plan assets [Member]
Summarizes the plan assets measured at fair value
Plan assets measured at fair value	$ 0	$ 0

Employee Benefits (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt securities [Member]
Summarizes changes for all plan assets measured at fair value using significant unobservable inputs
Fair value at beginning of measurement period	$ 8	$ 7
Unrealized gains (losses) relating to assets still held at end of year	0	3
Purchases, sales, principal payments, issuances, and settlements	(1)	(2)
Fair value at end of measurement period	7	8
Other plan assets [Member]
Summarizes changes for all plan assets measured at fair value using significant unobservable inputs
Fair value at beginning of measurement period	6	6
Unrealized gains (losses) relating to assets still held at end of year	(9)	0
Purchases, sales, principal payments, issuances, and settlements	9	0
Fair value at end of measurement period	$ 6	$ 6

Employee Benefits (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Plans [Member]
Expected Future Benefit Payments
2012	$ 146
2013	153
2014	160
2015	166
2016	173
2017-2021	988
Postretirement Welfare Plan [Member]
Expected Future Benefit Payments
2012	17
2013	18
2014	19
2015	20
2016	20
2017-2021	93
Medicare Part D Subsidy [Member]
Expected Future Benefit Payments
2012	2
2013	3
2014	3
2015	3
2016	3
2017-2021	$ 3

Employee Benefits (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits (Textual) [Abstract]
Qualified employees maximum contribution to defined contribution savings plan allowed in percentage of annual compensation that is matched by employer	75.00%
Company contribution to defined savings plan	Employee contributions to defined contribution savings plan are 100% matched by the Company, up to 4% of an employee's eligible annual compensation
Employee retirement savings plan expenses	$ 103,000,000	$ 96,000,000	$ 78,000,000
Vesting service period for defined benefit pension plan	3
Non-qualified pension plans expected contribution by the employer	21,000,000
Plan assets of the qualified pension plans that have asset management arrangements with related parties	95,000,000	512,000,000
Cash Collateral for borrowed securities	12,000,000	232,000,000
Obligation to return cash collateral	20,000,000	240,000,000
Passive Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans	45.00%
Active Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans	25.00%
Domestic equity securities Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans		55.00%
Domestic equity securities Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans	10.00%	19.00%
Domestic equity securities Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans		6.00%
Emerging Markets Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans	5.00%
Real estate equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans	5.00%
Long-term debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans	10.00%
International equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the Company's qualified pension plans		20.00%
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension plans	21,000,000	19,000,000
The accumulated benefit obligation for all pension plans	3,000,000,000	2,700,000,000
The pre tax estimated net loss/gain that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	161,000,000
Pre tax estimated prior service cost for pension plan that will be amortized from accumulated other comprehensive income loss into net periodic benefit cost	(5,000,000)
Qualified pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension plans	0	0
Duration of Plan	14.8	14
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension plans	1,000,000	1,000,000
The pre tax estimated net loss/gain that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	$ (7,000,000)
Duration of Plan	7.7	7.7
Benefit obligations [Member] | 2015 [Member] | After age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed age rates decrease	6.00%
Benefit obligations [Member] | 2017 [Member] | Prior to age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed age rates decrease	5.50%
Non qualified pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Duration of Plan	11.4	11
Benefit Cost [Member] | 2015 [Member] | After age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed age rates decrease	6.00%
Benefit Cost [Member] | 2017 [Member] | Prior to age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed age rates decrease	5.50%

Stock-Based Compensation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2008
Summary of stock options outstanding and exercised under various stock options plans
Stock options granted ,shares	4,063,369	5,417,631	14,316,237
Stock options exercised ,shares	(8,508,107)	(5,769,586)	(1,085,328)
Stock options cancelled ,shares	(5,354,026)	(2,404,809)	(7,144,451)
Stock options outstanding at end of the period, shares	75,823,941	85,622,705	88,379,469	82,293,011
Stock options exercisable at end of the period, shares	57,039,334	57,542,065	50,538,048
Weighted average exercise price, Granted	$ 28.66	$ 23.98	$ 12.04
Weighted average exercise price, Exercised	$ 19.49	$ 19.38	$ 19.98
Weighted average exercise price, Cancelled	$ 28.44	$ 27.03	$ 28.33
Weighted average exercise price outstanding at end of the period	$ 27.6	$ 26.8	$ 26.49	$ 29.08
Weighted average exercise price, Exercisable	$ 29.14	$ 28.28	$ 27.52
Weighted average remaining contractual term outstanding, at the end of the period	5.2	5.5	6.1
Weighted average remaining contractual term, Exercisable	4.4	4.4	4.5
Aggregate intrinsic value, Outstanding	$ (42)	$ 15	$ (352)
Aggregate intrinsic value, Exercisable	$ (120)	$ (76)	$ (253)

Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Weighted average estimated fair value and assumptions utilized by the Company for newly issued grants
Estimated fair value	$ 10.55	$ 8.36	$ 3.39
Risk-free interest rates	2.50%	2.50%	1.80%
Dividend yield	2.50%	3.00%	4.20%
Stock volatility factor	47.00%	47.00%	44.00%
Expected life of options (in years)	5.5	5.5	5.5

Stock-Based Compensation (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock option activity
Fair value of options vested	$ 54	$ 61	$ 74
Intrinsic value of options exercised	61	35	3
Cash received from options exercised	165	112	22
Tax benefit realized from options exercised	$ 23	$ 13	$ 1

Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
Dec. 31, 2011 Y
Stock options outstanding additional information
Stock options outstanding, shares	75,823,941
Stock options outstanding, weighted average remaining contractual Life (Years)	5.2
Weighted average exercisable price, outstanding	$ 27.6
Stock options exercisable, shares	57,039,334
Stock options exercisable, weighted average exercisable price	$ 29.14
Exercise prices range $11.02-$15.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 11.02
Upper range limit of Exercise Prices	$ 15
Stock options outstanding, shares	10,225,221
Stock options outstanding, weighted average remaining contractual Life (Years)	7.1
Weighted average exercisable price, outstanding	$ 11.42
Stock options exercisable, shares	4,141,927
Stock options exercisable, weighted average exercisable price	$ 11.43
Exercise prices range $15.01-$20.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 15.01
Upper range limit of Exercise Prices	$ 20
Stock options outstanding, shares	212,080
Stock options outstanding, weighted average remaining contractual Life (Years)	4.4
Weighted average exercisable price, outstanding	$ 19.28
Stock options exercisable, shares	182,151
Stock options exercisable, weighted average exercisable price	$ 19.5
Exercise prices range $20.01-$25.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 20.01
Upper range limit of Exercise Prices	$ 25
Stock options outstanding, shares	10,530,634
Stock options outstanding, weighted average remaining contractual Life (Years)	4.3
Weighted average exercisable price, outstanding	$ 22.68
Stock options exercisable, shares	6,814,608
Stock options exercisable, weighted average exercisable price	$ 22.05
Exercise prices range $25.01-$30.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 25.01
Upper range limit of Exercise Prices	$ 30
Stock options outstanding, shares	17,848,881
Stock options outstanding, weighted average remaining contractual Life (Years)	4.8
Weighted average exercisable price, outstanding	$ 29.12
Stock options exercisable, shares	13,566,583
Stock options exercisable, weighted average exercisable price	$ 29.32
Exercise prices range $30.01-$35.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 30.01
Upper range limit of Exercise Prices	$ 35
Stock options outstanding, shares	27,400,486
Stock options outstanding, weighted average remaining contractual Life (Years)	5.2
Weighted average exercisable price, outstanding	$ 31.65
Stock options exercisable, shares	22,727,835
Stock options exercisable, weighted average exercisable price	$ 31.55
Exercise prices range $35.01-$36.25 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 35.01
Upper range limit of Exercise Prices	$ 36.25
Stock options outstanding, shares	9,606,639
Stock options outstanding, weighted average remaining contractual Life (Years)	5
Weighted average exercisable price, outstanding	$ 36.07
Stock options exercisable, shares	9,606,230
Stock options exercisable, weighted average exercisable price	$ 36.07

Stock-Based Compensation (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2008
Restricted Stock and Unit Awards
Outstanding at beginning of period, shares	8,811,027	6,788,203	2,420,535	8,995,295
Granted, shares	3,136,086	4,398,660	5,435,363
Vested, shares	(2,552,979)	(1,862,228)	(869,898)
Cancelled, shares	(398,839)	(513,608)	(197,797)
Granted, weighted average grant-date fair value	$ 28.2	$ 24.05	$ 12.09
Vested, weighted average grant-date fair value	$ 20.15	$ 18.71	$ 31.84
Cancelled, weighted average grant-date fair value	$ 22.2	$ 20	$ 16.52
Outstanding at end of period, weighted average grant-date fair value	$ 22.46	$ 19.74	$ 16.68		$ 32.42

Stock-Based Compensation (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation (Textual) [Abstract]
Shares available for grant under various plans (subject to adjustment for forfeitures)	65
Fair value of shares vested	$ 72	$ 44	$ 12
Stock based compensation expense	118	113	89
Stock based compensation, after tax basis	73	70	55
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 156
Cost expected to be recognized over a weighted average period as compensation expense	2.4

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal
Current	$ 907	$ 1,105	$ 765
Deferred	689	(339)	(499)
Federal income tax	1,596	766	266
State
Current	186	200	175
Deferred	59	(31)	(46)
State income tax	245	169	129
Total income tax provision	1,841	935	395
Reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company's applicable income tax expense
Tax at statutory rate	2,320	1,470	921
State income tax, at statutory rates, net of federal tax benefit	159	110	84
Tax effect of
Tax credits, net of related expenses	(458)	(462)	(421)
Tax-exempt income	(226)	(214)	(202)
Noncontrolling interests	29	18	(11)
Other items	17	13	24
Applicable income taxes	1,841	935	395
Reconciliation of the changes in the federal, state and foreign unrecognized tax positions balances
Balance at beginning of period	532	440	283
Additions for tax positions taken in prior years	24	116	31
Additions for tax positions taken in the current year	2	30	145
Exam resolutions	(70)		(12)
Statute expirations	(9)	(54)	(7)
Unrecognized Tax Benefits	479	532	440
Deferred Tax Assets
Allowance for credit losses	1,872	2,100
Securities available-for-sale and financial instruments	85	393
Accrued expenses	399	317
Stock compensation	203	201
Pension and postretirement benefits	281	113
Federal, state and foreign net operating loss carryforwards	26	52
Partnerships and other investment assets	571	429
Other deferred tax assets, net	96	284
Gross deferred tax assets	3,533	3,889
Deferred Tax Liabilities
Leasing activities	(3,048)	(2,269)
Goodwill and other intangible assets	(517)	(407)
Mortgage servicing rights	(522)	(311)
Loans	(175)	(139)
Fixed assets	(169)	(113)
Other deferred tax liabilities, net	(176)	(176)
Gross deferred tax liabilities	(4,607)	(3,415)
Valuation allowance	(51)	(50)
Net deferred tax assets (liabilities)	$ (1,125)	$ 424

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
Unrecognized tax positions that would impact the effective tax rate	$ 220	$ 253	$ 202
Unrecognized tax positions as a component of income taxes expense, recognized in interest	(2)	(6)	13
Unrecognized tax positions as a component of income taxes expense, accrued interest	47
Federal, state and foreign net operating loss carryforwards	423
Federal, state and foreign net operating loss carryforwards, expiration date	Various times through 2023
Base year reserves included in retained earnings	$ 102

Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments, Assets [Member]
Derivative position of company
Total fair value of derivative positions	$ 1,913	$ 1,799
Netting (a)	(294)	(280)
Total	1,619	1,519
Derivative Financial Instruments, Liabilities [Member]
Derivative position of company
Total fair value of derivative positions	2,554	2,174
Netting (a)	(1,889)	(1,163)
Total	$ 665	$ 1,011

Derivative Instruments (Details 1) (Asset and Liability Management Positions [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Fair Value Hedges [Member] | Foreign exchange cross-currency swaps [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	$ 688	$ 891
Notional Value, Liabilities	432	445
Fair Value, Assets	17	70
Fair Value, Liabilities	23	0
Derivative Asset Average Remaining Maturity Period	5.17	6.17
Derivative Liability Average Remaining Maturity Period	5.17	6.17
Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Receive fixed/pay floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	500	1,800
Notional Value, Liabilities	0	0
Fair Value, Assets	27	72
Fair Value, Liabilities	0	0
Derivative Asset Average Remaining Maturity Period	4.09	55.75
Derivative Liability Average Remaining Maturity Period	0	0
Cash flow hedges [Member] | Interest Rate Contracts [Member] | Pay fixed/receive floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	0	0
Notional Value, Liabilities	4,788	4,788
Fair Value, Assets	0	0
Fair Value, Liabilities	803	688
Derivative Asset Average Remaining Maturity Period	0	0
Derivative Liability Average Remaining Maturity Period	4.03	5.03
Cash flow hedges [Member] | Interest Rate Contracts [Member] | Receive fixed/pay floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	750
Notional Value, Liabilities	6,250
Fair Value, Assets	0
Fair Value, Liabilities	6
Derivative Asset Average Remaining Maturity Period	2.75
Derivative Liability Average Remaining Maturity Period	2.86
Net investment hedges [Member] | Foreign exchange forward contracts [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	708	512
Notional Value, Liabilities	0	0
Fair Value, Assets	4	3
Fair Value, Liabilities	0	0
Derivative Asset Average Remaining Maturity Period	0.08	0.08
Derivative Liability Average Remaining Maturity Period	0	0
Other Economic Hedges [Member] | Credit Risk Contract [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	800	650
Notional Value, Liabilities	1,600	1,183
Fair Value, Assets	7	2
Fair Value, Liabilities	8	7
Derivative Asset Average Remaining Maturity Period	3.71	3.22
Derivative Liability Average Remaining Maturity Period	3.59	2.71
Other Economic Hedges [Member] | Equity Contract [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	54	61
Notional Value, Liabilities	10	0
Fair Value, Assets	1	3
Fair Value, Liabilities	0	0
Derivative Asset Average Remaining Maturity Period	1.05	1.6
Derivative Liability Average Remaining Maturity Period	0.64	0
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Receive fixed/pay floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	2,625	2,250
Notional Value, Liabilities	0	0
Fair Value, Assets	9	3
Fair Value, Liabilities	0	0
Derivative Asset Average Remaining Maturity Period	10.21	10.22
Derivative Liability Average Remaining Maturity Period	0	0
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards Buy [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	14,270	2,879
Notional Value, Liabilities	29	6,312
Fair Value, Assets	150	20
Fair Value, Liabilities	0	79
Derivative Asset Average Remaining Maturity Period	0.07	0.1
Derivative Liability Average Remaining Maturity Period	0.12	0.05
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards Sell [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	231	9,082
Notional Value, Liabilities	14,415	6,002
Fair Value, Assets	1	207
Fair Value, Liabilities	134	51
Derivative Asset Average Remaining Maturity Period	0.15	0.07
Derivative Liability Average Remaining Maturity Period	0.11	0.09
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Purchased Option [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	1,250	1,600
Notional Value, Liabilities	0	0
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Derivative Asset Average Remaining Maturity Period	0.07	0.06
Derivative Liability Average Remaining Maturity Period	0	0
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Written Option [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	4,421	6,321
Notional Value, Liabilities	11	1,348
Fair Value, Assets	80	23
Fair Value, Liabilities	1	9
Derivative Asset Average Remaining Maturity Period	0.1	0.07
Derivative Liability Average Remaining Maturity Period	0.13	0.07
Other Economic Hedges [Member] | Foreign exchange forward contracts [Member]
Asset and liability management derivative positions of the company
Notional Value, Assets	261	158
Notional Value, Liabilities	567	694
Fair Value, Assets	1	1
Fair Value, Liabilities	$ 5	$ 6
Derivative Asset Average Remaining Maturity Period	0.08	0.09
Derivative Liability Average Remaining Maturity Period	0.09	0.09

Derivative Instruments (Details 2) (Customer-Related Positions [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Interest Rate Contracts [Member] | Receive fixed/pay floating swaps [Member]
Customer-related derivative positions of the company
Notional Value, Assets	$ 16,230	$ 15,730
Notional Value, Liabilities	523	1,294
Fair Value, Assets	1,216	956
Fair Value, Liabilities	1	21
Derivative Asset Average Remaining Maturity Period	4.98	4.64
Derivative Liability Average Remaining Maturity Period	2.52	6.01
Interest Rate Contracts [Member] | Pay fixed/receive floating swaps [Member]
Customer-related derivative positions of the company
Notional Value, Assets	99	1,315
Notional Value, Liabilities	16,206	15,769
Fair Value, Assets	0	24
Fair Value, Liabilities	1,182	922
Derivative Asset Average Remaining Maturity Period	1.81	6.12
Derivative Liability Average Remaining Maturity Period	5.1	4.68
Interest Rate Contracts [Member] | Purchased Option [Member]
Customer-related derivative positions of the company
Notional Value, Assets	2,660	2,024
Notional Value, Liabilities	0	115
Fair Value, Assets	26	13
Fair Value, Liabilities	0	12
Derivative Asset Average Remaining Maturity Period	6.11	1.98
Derivative Liability Average Remaining Maturity Period	0	0.36
Interest Rate Contracts [Member] | Written Option [Member]
Customer-related derivative positions of the company
Notional Value, Assets	0	472
Notional Value, Liabilities	2,660	1,667
Fair Value, Assets	0	12
Fair Value, Liabilities	26	13
Derivative Asset Average Remaining Maturity Period	0	0.26
Derivative Liability Average Remaining Maturity Period	6.11	2.35
Foreign Exchange Rate Contracts [Member] | Purchased Option [Member]
Customer-related derivative positions of the company
Notional Value, Assets	127	224
Notional Value, Liabilities	0	0
Fair Value, Assets	5	6
Fair Value, Liabilities	0	0
Derivative Asset Average Remaining Maturity Period	0.41	0.4
Derivative Liability Average Remaining Maturity Period	0	0
Foreign Exchange Rate Contracts [Member] | Written Option [Member]
Customer-related derivative positions of the company
Notional Value, Assets	0	0
Notional Value, Liabilities	127	224
Fair Value, Assets	0	0
Fair Value, Liabilities	5	6
Derivative Asset Average Remaining Maturity Period	0	0
Derivative Liability Average Remaining Maturity Period	0.41	0.4
Foreign Exchange Rate Contracts [Member] | Forwards, spots and swaps [Member]
Customer-related derivative positions of the company
Notional Value, Assets	7,982	7,772
Notional Value, Liabilities	8,578	7,694
Fair Value, Assets	369	384
Fair Value, Liabilities	$ 360	$ 360
Derivative Asset Average Remaining Maturity Period	0.54	0.74
Derivative Liability Average Remaining Maturity Period	0.49	0.75

Derivative Instruments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow hedges [Member] | Interest Rate Contract [Member]
Summary of effective portion of the gains (losses) recognized in other comprehensive income and the gains (losses) reclassified from other comprehensive income (Loss) into earnings
Gains (Losses) Recognized in Other Comprehensive Income (Loss)	$ (213)	$ (235)	$ 114
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings	(138)	(148)	(209)
Net investment hedges [Member] | Foreign exchange forward contracts [Member]
Summary of effective portion of the gains (losses) recognized in other comprehensive income and the gains (losses) reclassified from other comprehensive income (Loss) into earnings
Gains (Losses) Recognized in Other Comprehensive Income (Loss)	$ 34	$ (25)	$ (44)

Derivative Instruments (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Contracts [Member] | Other Noninterest Income Expense [Member] | Fair Value Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	$ (36)	$ (31)	$ (27)
Futures and Forwards Interest Rate Contract [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	23	831	184
Purchased and Written Options Interest Rate Contract [Member] | Other Noninterest Income Expense [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings		1	(1)
Purchased and Written Options Interest Rate Contract [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	456	425	300
Purchased and Written Options Foreign Exchange Rate Contract [Member] | Commercial Products Revenue [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings		1	1
Receive Fixed Pay Floating Swaps Interest Rate Contract [Member] | Other Noninterest Income Expense [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	302	201	(658)
Receive Fixed Pay Floating Swaps Interest Rate Contract [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	518
Interest Rate Contract [Member] | Other Noninterest Income Expense [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	(317)	(196)	696
Interest Rate Contract [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	1
Foreign exchange cross-currency swaps [Member] | Other Noninterest Income Expense [Member] | Fair Value Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	(69)	(193)	115
Forwards Spots and Swaps Foreign Exchange Contract [Member] | Commercial Products Revenue [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	53	49	49
Equity Contract [Member] | Compensation Expense [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	1	1	(22)
Credit Risk Contract [Member] | Other Noninterest Income Expense [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings		(6)	29
Foreign Exchange Forward Contract [Member] | Commercial Products Revenue [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	$ (81)	$ (16)	$ (46)

Derivative Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments Additional (Textual) [Abstract]
Total Notional Value	$ 54,700,000,000
Notional amount of asset and liability management derivative positions designated as fair value or cash flow or net investment hedge	14,100,000,000
Realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)	489,000,000	414,000,000
Estimated loss to be reclassified from other comprehensive income (loss) into earnings for next 12 months	124,000,000
Fair value of derivatives under collateral agreements in a net liability position	1,900,000,000
Cash and money market investments collateral posted by counterparties netted against derivative assets	88,000,000	55,000,000
Cash collateral posted by the Company netted against derivative liabilities	1,700,000,000	936,000,000
Forward commitment to sell mortgage loan	14,600,000,000
Hedged mortgage loan held for sale	6,900,000,000
Unfunded mortgage loan commitments	12,900,000,000
Interest Rate Contracts [Member]
Derivative Instruments (Textual) [Abstract]
Gain losses on items hedged by fair value hedges	29,000,000	35,000,000	25,000,000
Foreign Exchange Rate Contracts [Member]
Derivative Instruments (Textual) [Abstract]
Gain losses on items hedged by fair value hedges	$ 72,000,000	$ 193,000,000	$ (114,000,000)

Fair Values of Assets and Liabilities (Details)	Dec. 31, 2011	Dec. 31, 2010
Prime Minimum [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	4.00%	4.00%
Lifetime probability of default rates	0.00%	0.00%
Lifetime loss severity rates	9.00%	16.00%
Discount margin	3.00%	3.00%
Prime Maximum [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	23.00%	28.00%
Lifetime probability of default rates	14.00%	14.00%
Lifetime loss severity rates	80.00%	100.00%
Discount margin	36.00%	30.00%
Prime Average [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	13.00%	13.00%
Lifetime probability of default rates	2.00%	1.00%
Lifetime loss severity rates	39.00%	41.00%
Discount margin	7.00%	6.00%
Non Prime Minimum [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	1.00%	1.00%
Lifetime probability of default rates	0.00%	0.00%
Lifetime loss severity rates	8.00%	10.00%
Discount margin	5.00%	3.00%
Non Prime Maximum [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	13.00%	13.00%
Lifetime probability of default rates	20.00%	20.00%
Lifetime loss severity rates	88.00%	88.00%
Discount margin	40.00%	40.00%
Non Prime Average [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	6.00%	6.00%
Lifetime probability of default rates	7.00%	8.00%
Lifetime loss severity rates	54.00%	56.00%
Discount margin	11.00%	11.00%

Fair Values of Assets and Liabilities (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets, Fair Value Disclosure
Mortgage loans held for sale	$ 6,900
Mortgage servicing rights	1,519	1,837	1,749	1,194
Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	51,937	51,509
Mortgage loans held for sale	6,925	8,100
Mortgage servicing rights	1,519	1,837
Derivative assets	1,619	1,519
Other assets	613	470
Total	62,613	63,435
Liabilities, Fair Value Disclosure
Derivative liabilities	665	1,011
Other liabilities	613	470
Total	1,278	1,481
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	1,057	2,537
Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	6,539	6,417
Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	6	6
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	827	958
Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	318	448
Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	202	199
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	40,314	37,703
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	803	1,103
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	802	947
Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	140	197
Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Non-Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	42	50
Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Collateralized Loan Obligations [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	206	224
Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Other [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	681	720
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	755	1,054
Mortgage loans held for sale	0	0
Mortgage servicing rights	0	0
Derivative assets	0	0
Other assets	146	0
Total	901	1,054
Liabilities, Fair Value Disclosure
Derivative liabilities	0	0
Other liabilities	75	0
Total	75	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	562	873
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Loan Obligations [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	193	181
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Non-Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Other [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	49,289	48,078
Mortgage loans held for sale	6,925	8,100
Mortgage servicing rights	0	0
Derivative assets	632	846
Other assets	467	470
Total	57,313	57,494
Liabilities, Fair Value Disclosure
Derivative liabilities	2,501	2,072
Other liabilities	538	470
Total	3,039	2,542
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	495	1,664
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities		197
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Loan Obligations [Member]
Assets, Fair Value Disclosure
Available-for-sale securities		89
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	6,539	6,417
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	6	6
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	818	949
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	318	448
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	9	18
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	40,314	37,703
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	140
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Non-Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Collateralized Loan Obligations [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	86
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Other [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	564	587
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	1,893	2,377
Mortgage loans held for sale	0	0
Mortgage servicing rights	1,519	1,837
Derivative assets	1,281	953
Other assets	0	0
Total	4,693	5,167
Liabilities, Fair Value Disclosure
Derivative liabilities	53	102
Other liabilities	0	0
Total	53	102
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Non-Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities		50
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	9	9
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	803	1,103
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	802	947
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Non-Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	42
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Collateralized Loan Obligations [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	120	135
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Other [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	117	133
Net [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Mortgage loans held for sale	0	0
Mortgage servicing rights	0	0
Derivative assets	(294)	(280)
Other assets	0	0
Total	(294)	(280)
Liabilities, Fair Value Disclosure
Derivative liabilities	(1,889)	(1,163)
Other liabilities	0	0
Total	(1,889)	(1,163)
Net [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Non-Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Collateralized Loan Obligations [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Other [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Obligations of foreign governments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities		$ 0

Fair Values of Assets and Liabilities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in fair value for all assets and liabilities measured at fair value
End of Period Balance			$ 231
Residential Non-agency Prime [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	1,103	1,429	183
Net Gains (Losses) Included in Net Income	6	2	(4)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	4	82	542
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(310)	(410)	(1,540)
Net transfer into Level 3			2,248
End of Period Balance	803	1,103	1,429
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(4)	76	358
Additional detail of purchases, sales, principal payments, issuances and settlements
Sales	(115)
Principal Payments	(195)
Net Total	(310)	(410)	(1,540)
Residential Non-agency Non-Prime [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	947	968	1,022
Net Gains (Losses) Included in Net Income	(7)	(47)	(141)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	1	146	151
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(139)	(120)	(197)
Net transfer into Level 3			133
End of Period Balance	802	947	968
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	1	145	29
Additional detail of purchases, sales, principal payments, issuances and settlements
Sales	(13)
Principal Payments	(126)
Net Total	(139)	(120)	(197)
Commercial Mortgage-backed Non-Agency Securities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	50	13	17
Net Gains (Losses) Included in Net Income	3	2	(1)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(3)	3	(1)
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(8)	32	(3)
Net transfer into Level 3			1
End of Period Balance	42	50	13
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(2)	3	(1)
Additional detail of purchases, sales, principal payments, issuances and settlements
Sales	(4)
Principal Payments	(4)
Net Total	(8)	32	(3)
Collateralized Loan Obligations [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	135	98	86
Net Gains (Losses) Included in Net Income	13	7	(3)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	5		2
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(33)	30	9
Net transfer into Level 3			4
End of Period Balance	120	135	98
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	5	4	3
Additional detail of purchases, sales, principal payments, issuances and settlements
Principal Payments	(33)
Net Total	(33)	30	9
Other [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	133	357	523
Net Gains (Losses) Included in Net Income	10	2	(180)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(7)	11	101
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(19)	(237)	(90)
Net transfer into Level 3			3
End of Period Balance	117	133	357
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(7)	12	3
Additional detail of purchases, sales, principal payments, issuances and settlements
Purchases	5
Principal Payments	(24)
Net Total	(19)	(237)	(90)
Corporate Debt Securities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	9	10	13
Net Gains (Losses) Included in Net Income	0	(1)	(3)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	0
End of Period Balance	9	9	10
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	0
Additional detail of purchases, sales, principal payments, issuances and settlements
Net Total	0
Other Investments [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance		231
Net Gains (Losses) Included in Net Income		5	2
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		10	(10)
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements		(246)	(4)
Net transfer into Level 3			243
End of Period Balance			231
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period			(10)
Additional detail of purchases, sales, principal payments, issuances and settlements
Net Total		(246)	(4)
Available for Sale Securities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	2,377	3,106	1,844
Net Gains (Losses) Included in Net Income	25	(30)	(330)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0	252	785
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(509)	(951)	(1,825)
Net transfer into Level 3			2,632
End of Period Balance	1,893	2,377	3,106
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(7)	240	382
Additional detail of purchases, sales, principal payments, issuances and settlements
Purchases	5
Sales	(132)
Principal Payments	(382)
Net Total	(509)	(951)	(1,825)
Mortgage servicing rights [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	1,837	1,749	1,194
Net Gains (Losses) Included in Net Income	(972)	(616)	(394)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	654	704	949
End of Period Balance	1,519	1,837	1,749
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(972)	(616)	(394)
Additional detail of purchases, sales, principal payments, issuances and settlements
Purchases	35
Issuances	619
Net Total	654	704	949
Net derivative assets and liabilities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	851	815	1,698
Net Gains (Losses) Included in Net Income	1,550	1,427	(755)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(1,173)	(1,391)	(129)
Net transfer into Level 3			1
End of Period Balance	1,228	851	815
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(383)	(318)	(1,328)
Additional detail of purchases, sales, principal payments, issuances and settlements
Purchases	1
Sales	(8)
Settlements	(1,166)
Net Total	$ (1,173)	$ (1,391)	$ (129)

Fair Values of Assets and Liabilities (Details 3) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Adjusted carrying values for assets measured at fair value on a nonrecurring basis
Loans	$ 168	$ 405
Other intangible assets	0	1
Other assets	310	825
Level 1 [Member]
Adjusted carrying values for assets measured at fair value on a nonrecurring basis
Loans	0	0
Other intangible assets	0	0
Other assets	0	0
Level 2 [Member]
Adjusted carrying values for assets measured at fair value on a nonrecurring basis
Loans	0	404
Other intangible assets	0	0
Other assets	0	816
Level 3 [Member]
Adjusted carrying values for assets measured at fair value on a nonrecurring basis
Loans	168	1
Other intangible assets	0	1
Other assets	$ 310	$ 9

Fair Values of Assets and Liabilities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Losses recognized related to nonrecurring fair value measurements of individual assets or portfolios
Loans held for sale			$ 2
Loans	177	363	293
Other intangible assets		1	2
Other assets	$ 316	$ 308	$ 178

Fair Values of Assets and Liabilities (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aggregate unpaid principal balance of MLHFS
Total Loans	$ 6,900
Carrying Amount [Member]
Aggregate unpaid principal balance of MLHFS
Total Loans	6,925	8,100
Nonaccrual loans	10	11
Accruing loans 90 days or more past due	3	6
Aggregate Unpaid Principal [Member]
Aggregate unpaid principal balance of MLHFS
Total Loans	6,635	8,034
Nonaccrual loans	15	18
Accruing loans 90 days or more past due	4	6
Excess of Carrying Amount Over (Under) Unpaid Principal [Member]
Aggregate unpaid principal balance of MLHFS
Total Loans	290	66
Nonaccrual loans	(5)	(7)
Accruing loans 90 days or more past due	$ (1)	$ 0

Fair Values of Assets and Liabilities (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets
Cash and due from banks	$ 13,962	$ 14,487
Investment securities held-to-maturity	18,877	1,469
Loans	205,082	191,751
Financial Liabilities
Deposits	230,885	204,252
Short-term borrowings	30,468	32,557	31,312
Long-term debt	31,953	31,537
Carrying Amount [Member]
Financial Assets
Cash and due from banks	13,962	14,487
Investment securities held-to-maturity	18,877	1,469
Mortgages held for sale	3	4
Other loans held for sale	228	267
Loans	205,082	191,751
Financial Liabilities
Deposits	230,885	204,252
Short-term borrowings	30,468	32,557
Long-term debt	31,953	31,537
Fair Value [Member]
Financial Assets
Cash and due from banks	13,962	14,487
Investment securities held-to-maturity	19,216	1,419
Mortgages held for sale	3	4
Other loans held for sale	228	267
Loans	206,646	192,058
Financial Liabilities
Deposits	231,184	204,799
Short-term borrowings	30,448	32,839
Long-term debt	$ 32,664	$ 31,981

Fair Values of Assets and Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair value measurement transfers from one level to another	$ 0	$ 0	$ 0
Mortgage loans held for sale measured at fair value gain losses	15,000,000	(125,000,000)	206,000,000
Mortgage loans held for sale	6,900,000,000
Fair value of mortgage loans held for sale exceeded the unpaid principal	290,000,000
Carrying value of unfunded commitments and standby letters of credit	381,000,000	353,000,000
Carrying value of other guarantees	359,000,000	330,000,000
Net gains and losses on available for sale securities included in securities gains (losses)	(31,000,000)	(91,000,000)	(361,000,000)
Net gains and losses on available for sale securities included in interest income	56,000,000	61,000,000	31,000,000
Net gains and losses on net derivative assets and liabilities included in noninterest income	716,000,000	632,000,000	(1,400,000,000)
Net gains and losses on net derivative assets and liabilities included in mortgage banking revenue	834,000,000	795,000,000	611,000,000
Net change in net derivative assets and liabilities in unrealized gains (losses) included in noninterest income	262,000,000	483,000,000	(630,000,000)
Net change in net derivative assets and liabilities in unrealized gains (losses) included in mortgage banking revenue	$ (645,000,000)	$ (801,000,000)	$ (698,000,000)

Guarantees and Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Summary of contract or notional amounts of commitments to extend credit and letters of credit
Contract amount of commitments to extend credit for commercial and commercial real estate, Current	$ 19,632
Contract amount of commitments to extend credit for commercial and commercial real estate, Non-current	64,394
Contract amount of commitments to extend credit for commercial and commercial real estate, Total	84,026
Contract amount of commitments to extend credit for corporate and purchasing card, Current	17,713
Contract amount of commitments to extend credit for corporate and purchasing card, Non-current	0
Contract amount of commitments to extend credit for corporate and purchasing card, Total	17,713
Contract amount of commitments to extend credit for residential mortgages, Current	106
Contract amount of commitments to extend credit for residential mortgages, Non-Current	55
Contract amount of commitments to extend credit for residential mortgages, Total	161
Contract amount of commitments to extend credit for retail credit cards, Current	64,411
Contract amount of commitments to extend credit for retail credit cards, Non-current	545
Contract amount of commitments to extend credit for retail credit cards, Total	64,956
Contract amount of commitments to extend credit for other retail, Current	9,739
Contract amount of commitments to extend credit for other retail, Non-current	16,411
Contract amount of commitments to extend credit for other retail, Total	26,150
Contract amount of commitments to extend credit for covered, current	72
Contract amount of commitments to extend credit for covered, Non-current	1,033
Contract amount of commitments to extend credit for covered, Total	1,105
Contract amount of commitments for standby letters of credit, Current	7,202
Contract amount of commitments for standby letters of credit, Non-current	11,997
Contract amount of commitments for standby letters of credit, Total	19,199
Contract amount of commitments for commercial letters of credit, Current	396
Contract amount of commitments for commercial letters of credit, Non-current	24
Contract amount of commitments for commercial letters of credit, Total	$ 420

Guarantees and Contingent Liabilities (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Summery of Lease Commitments
Operating Leases, 2012	$ 222
Capital Leases, 2012	10
Operating Leases, 2013	202
Capital Leases, 2013	9
Operating Leases, 2014	172
Capital Leases, 2014	7
Operating Leases, 2015	141
Capital Leases, 2015	6
Operating Leases, 2016	107
Capital Leases, 2016	6
Operating Leases, Thereafter	443
Capital lease, Thereafter	27
Total minimum operating lease payments	1,287
Total minimum capital lease payments	65
Less amount representing interest	25
Present value of net minimum lease payments	$ 40

Guarantees and Contingent Liabilities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's representation and warranty reserve
Representation and Warranty Reserve, Beginning Balance	$ 180	$ 72	$ 12
Net realized losses	(137)	(93)	(18)
Additions to reserve	117	201	78
Representation and Warranty Reserve, Ending Balance	$ 160	$ 180	$ 72

Guarantees and Contingent Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Guarantees and Contingent Liabilities (Textual) [Abstract]
Approx Weighted-average term of Potential Future Approximate Payments Guaranteed under standby letter of credit arrangements	22 Month
Estimated fair value of standby letters of credit	$ 97,000,000
Total rental expense for operating leases	291,000,000	277,000,000	253,000,000
Reserve for potential loss related to syndication of tax credit	79,000,000
Representation and Warranty Reserve	160,000,000	180,000,000	72,000,000	12,000,000
Unresolved Representation and Warranty Claims	105,000,000	165,000,000
Liability primarily related to airline processing arrangements	64,000,000
Value of airline tickets purchased to deliver at a future date	4,600,000,000
Company held collateral in escrow deposits, letters of credit and indemnities from financial institutions, and liens on various assets	438,000,000
Company held collateral in Merchant Escrow Deposits	14,000,000
Merchant escrow deposit related to unresolved chargeback	107,000,000
Guaranteed short-term borrowings related to tender option bond	0
Available for sale securities related to tender option bond	0
Gain Related to Funding the escrow account by Visa and resulting reduction in conversion ratio applicable to Visa Class B shares	51,000,000	72,000,000	39,000,000
Decrease in gain related to increase in Visa Litigation liability	58,000,000
Liability related to the remaining Visa Litigation, carrying amount	0
Accrual of potential settlement related to mortgage activities	130,000,000
Guaranteed amount of short term loan related to consolidated variable interest entity	5,300,000,000
Collateralized available for sale securities related to tender option program	5,400,000,000
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	19,200,000,000
Third party borrowing arrangements [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	436,000,000
Commitments from Securities Lending arrangements [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	9,200,000,000
Assets held as collateral for commitments from securities lending arrangements	9,400,000,000
Assets sales arrangements [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	2,300,000,000
Merchant processing [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	74,300,000,000
Recorded liability for potential losses with unresolved chargeback	12,000,000
Contingent Consideration Arrangements [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	4,000,000
Minimum revenue guarantees agreements [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	31,000,000
Recorded Liability for Losses related to minimum revenue guarantees	20,000,000
Other guarantees agreements [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	3,100,000,000
Recorded liability for losses related to other financial performance guarantees	$ 20,000,000

U.S. Bancorp (Parent Company) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Available-for-sale	$ 51,937	$ 51,509
Other assets	28,788	25,545
Total assets	340,122	307,786
Liabilities and Shareholders' Equity
Short-term funds borrowed	30,468	32,557	31,312
Long-term debt	31,953	31,537
Other liabilities	11,845	9,118
Total U.S. Bancorp shareholders' equity	33,978	29,519
Total liabilities and equity	340,122	307,786
Parent Company [Member]
Assets
Due from banks, principally interest-bearing	4,728	6,722
Available-for-sale	1,166	1,454
Investments in bank subsidiaries	33,179	29,452
Investments in nonbank subsidiaries	1,321	1,239
Advances to bank subsidiaries	6,094	1,500
Advances to nonbank subsidiaries	1,190	1,171
Other assets	1,481	1,429
Total assets	49,159	42,967
Liabilities and Shareholders' Equity
Short-term funds borrowed	29	60
Long-term debt	14,593	13,037
Other liabilities	559	351
Total U.S. Bancorp shareholders' equity	33,978	29,519
Total liabilities and equity	$ 49,159	$ 42,967

U.S. Bancorp (Parent Company) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expense
Interest on short-term funds borrowed	$ 531	$ 548	$ 539
Interest on long-term debt	1,145	1,103	1,279
Applicable income taxes	1,841	935	395
Net income attributable to U.S. Bancorp	4,872	3,317	2,205
Parent Company [Member]
Income
Dividends from bank subsidiaries	1,500	0	625
Dividends from nonbank subsidiaries	7	3	94
Interest from subsidiaries	101	109	82
Other income	134	105	(299)
Total income	1,742	217	502
Expense
Interest on short-term funds borrowed	1	1	3
Interest on long-term debt	424	366	332
Other expense	79	80	44
Total expense	504	447	379
Income before income taxes and equity in undistributed income of subsidiaries	1,238	(230)	123
Applicable income taxes	(83)	(70)	(197)
Income of parent company	1,321	(160)	320
Equity in undistributed income of subsidiaries	3,551	3,477	1,885
Net income attributable to U.S. Bancorp	$ 4,872	$ 3,317	$ 2,205

U.S. Bancorp (Parent Company) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income attributable to U.S. Bancorp	$ 4,872	$ 3,317	$ 2,205
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	449	1,495	2,152
Net cash provided by operating activities	9,820	5,241	7,600
Investing Activities
Other, net	(1,070)	(936)	(74)
Net cash used in investing activities	(32,704)	(16,372)	(719)
Financing Activities
Net decrease in short-term borrowings	(2,205)	592	(4,448)
Proceeds from issuance of long-term debt	3,611	7,044	6,040
Principal payments or redemption of long-term debt	(3,300)	(8,394)	(11,740)
Fees paid on exchange of income trust securities for perpetual preferred stock		(4)
Proceeds from issuance of preferred stock	676
Proceeds from issuance of common stock	180	119	2,703
Redemption of preferred stock			(6,599)
Repurchase of common stock	(514)
Repurchase of common stock warrant			(139)
Cash dividends paid on preferred stock	(118)	(89)	(275)
Cash dividends paid on common stock	(817)	(383)	(1,025)
Net cash provided by (used in) financing activities	22,359	19,412	(7,534)
Change in cash and due from banks	(525)	8,281	(653)
Cash and due from banks at beginning of year	14,487	6,206	6,859
Cash and due from banks at end of year	13,962	14,487	6,206
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	4,872	3,317	2,205
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(3,551)	(3,477)	(1,885)
Other, net	12	130	703
Net cash provided by operating activities	1,333	(30)	1,023
Investing Activities
Proceeds from sales and maturities of investment securities	297	298	395
Purchases of investment securities	(36)	(63)	(52)
Investments in subsidiaries	0	(1,750)	(186)
Equity distributions from subsidiaries	77	58	58
Net increase in short-term advances to subsidiaries	(4,613)	(253)	(173)
Long-term advances to subsidiaries	0	(300)	(800)
Principal collected on long-term advances to subsidiaries	0	300	0
Other, net	(3)	33	(29)
Net cash used in investing activities	(4,278)	(1,677)	(787)
Financing Activities
Net decrease in short-term borrowings	(31)	(782)	(392)
Proceeds from issuance of long-term debt	2,426	4,250	5,031
Principal payments or redemption of long-term debt	(851)	(5,250)	(1,054)
Fees paid on exchange of income trust securities for perpetual preferred stock	0	(4)	0
Proceeds from issuance of preferred stock	676	0	0
Proceeds from issuance of common stock	180	119	2,703
Redemption of preferred stock	0	0	(6,599)
Repurchase of common stock	(514)	0	0
Repurchase of common stock warrant	0	0	(139)
Cash dividends paid on preferred stock	(118)	(89)	(275)
Cash dividends paid on common stock	(817)	(383)	(1,025)
Net cash provided by (used in) financing activities	951	(2,139)	(1,750)
Change in cash and due from banks	(1,994)	(3,846)	(1,514)
Cash and due from banks at beginning of year	6,722	10,568	12,082
Cash and due from banks at end of year	$ 4,728	$ 6,722	$ 10,568

U.S. Bancorp (Parent Company) (Details Textual) (USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Parent Company Information (Textual) [Abstract]
Loan Limits to the company or Individual affiliate	10.00%
Maximum limit of loans to the Company and all affiliates	20.00%
Dividends available to the parent company	$ 6.6